SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]
                                     ---------

    Post-Effective Amendment No.         8        (File No. 333-82149)       [X]
                                     ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             10       (File No. 811-7195)              [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

829 AXP Financial Center, Minneapolis, MN                                  55474
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3794
--------------------------------------------------------------------------------

       James M. Odland, 50583 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check  appropriate box)
   [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   [X] on May 1, 2003,  pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
   [ ] on (date)  pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

MAY 1, 2003


AMERICAN EXPRESS(R)

GALAXY PREMIER
VARIABLE ANNUITY


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)

           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT

New Galaxy Premier Variable Annuity contracts are not currently being offered.


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds

-    AIM Variable Insurance Funds

-    Fidelity(R) Variable Insurance Products - Service Class

-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2


-    Janus Aspen Series: Service Shares

-    Liberty Variable Investment Trust


-    MFS(R) Variable Insurance Trust(SM)

-    Putnam Variable Trust - Class IB Shares


-    SteinRoe Variable Investment Trust

Please read the prospectuses carefully and keep them for future reference.


THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the Fund prospectuses. Do not rely on any such information or representations.


American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

TABLE OF CONTENTS


KEY TERMS                                                 3
THE CONTRACT IN BRIEF                                     4
EXPENSE SUMMARY                                           5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)               9
FINANCIAL STATEMENTS                                     16
PERFORMANCE INFORMATION                                  16
THE VARIABLE ACCOUNT AND THE FUNDS                       17
THE GUARANTEE PERIOD ACCOUNTS (GPAS)                     21
THE ONE-YEAR FIXED ACCOUNT                               24
BUYING YOUR CONTRACT                                     24
CHARGES                                                  26
VALUING YOUR INVESTMENT                                  29
MAKING THE MOST OF YOUR CONTRACT                         30
WITHDRAWALS                                              34
TSA-- SPECIAL WITHDRAWAL PROVISIONS                      34
CHANGING OWNERSHIP                                       34
BENEFITS IN CASE OF DEATH                                35
OPTIONAL BENEFITS                                        37
THE ANNUITY PAYOUT PERIOD                                41
TAXES                                                    43
VOTING RIGHTS                                            45
SUBSTITUTION OF INVESTMENTS                              45
ABOUT THE SERVICE PROVIDERS                              46
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE    47
ADDITIONAL INFORMATION                                   52
EXPERTS                                                  52
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
  FINANCIAL INFORMATION                                  53
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION                    67


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.


ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAS): Fixed accounts to which you may make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.


RIDER EFFECTIVE DATE: The date you add a rider to the contract.


VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.


Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan.
But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)


ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 17)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 21)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. Some states have time limitations for making additional payments. (p. 24)

MINIMUM ADDITIONAL PURCHASE PAYMENTS:


          $50 for Systematic Investment Plans.

          $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS (WITHOUT PRIOR APPROVAL):

          $1,000,000 for issue ages up to 85.

          $100,000 for issue ages 86 to 90.

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 31)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 34)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 34) BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 35)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 37)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 41)

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 43)


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

CHARGES: We assess certain charges in connection with your contract (p. 26):

-    $30 annual contract administrative charge(1);


- 0.15% variable account administrative charge (if you make allocations to one or more subaccounts);


- if you select Return of Purchase Payments (ROP) Death Benefit, a 1.00% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- if you select Maximum Anniversary Value (MAV) Death Benefit(2), a 1.10% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- if you select the Benefit Protector(SM) Death Benefit Rider(3) (Benefit Protector), an annual fee of 0.25% of the contract value;

- if you select the Benefit Protector Plus Death Benefit Rider(3) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;


-    withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and

-    the operating expenses of the funds in which the subaccounts invest.


(1) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year.

(2)  Available if you and the annuitant are 78 or younger at contract issue.

(3) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.


EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND WILL PAY WHEN YOU MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE

(Contingent   deferred  sales  charge  as  a  percentage  of  purchase  payments withdrawn)


            YEARS FROM PURCHASE                    WITHDRAWAL CHARGE
              PAYMENT RECEIPT                         PERCENTAGE
                     1                                     8%
                     2                                     8
                     3                                     7
                     4                                     6
                     5                                     5
                     6                                     4
                     7                                     2
                     Thereafter                            0


A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans").

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                                    $   30

(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

BENEFIT PROTECTOR DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE                                              0.25%*

(As a percentage of the contract value charged annually at the contract anniversary.)

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE                                    0.40%*

(As a percentage of the contract value charged annually at the contract anniversary.)



* This fee apples only if you elect this optional feature.


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES


(As a percentage of average subaccount value.)


The death benefit you select determines the fees you pay.


                                             ROP DEATH BENEFIT   MAV DEATH BENEFIT
VARIABLE ACCOUNT ADMINISTRATIVE CHARGE             0.15%               0.15%

MORTALITY AND EXPENSE RISK FEE                     1.00                1.10

TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES             1.15%               1.25%



ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                       MINIMUM                       MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements              .66%                          3.37%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                         GROSS TOTAL
                                                            MANAGEMENT       12B-1          OTHER          ANNUAL
                                                               FEES          FEES          EXPENSES       EXPENSES
AXP(R) Variable Portfolio -
      Cash Management Fund                                      .51%         .13%           .05%           .69%(1)
      Diversified Equity Income Fund                            .56          .13            .18            .87(1)
      Emerging Markets Fund                                    1.18          .13           1.05           2.36(2)
      Extra Income Fund                                         .62          .13            .08            .83(1)
      Managed Fund                                              .60          .13            .04            .77(1)
      NEW DIMENSIONS FUND(R)                                    .61          .13            .05            .79(1)
      S&P 500 Index Fund                                        .29          .13            .40            .82(2)
      Small Cap Advantage Fund                                  .73          .13            .25           1.11(1)
AIM V.I
      Capital Appreciation Fund, Series I Shares                .61           --            .24            .85(3)
      Premier Equity Fund, Series I Shares                      .61           --            .24            .85(3)
Fidelity(R) VIP
      Balanced Portfolio Service Class                          .43          .10            .14            .67(4)
      Growth & Income Portfolio Service Class                   .48          .10            .11            .69(4)
      Mid Cap Portfolio Service Class                           .58          .10            .12            .80(4)
FTVIPT
      Franklin Small Cap Fund - Class 2                         .53          .25            .31           1.09(5),(6)
      Mutual Shares Securities Fund - Class 2                   .60          .25            .21           1.06(5),(6)
      Templeton Foreign Securities Fund - Class 2               .70          .25            .20           1.15(5),(6)
Janus Aspen Series
      Global Technology Portfolio: Service Shares               .65          .25            .07            .97(7)
      Growth Portfolio: Service Shares                          .65          .25            .02            .92(7)
      Mid Cap Growth Portfolio: Service Shares                  .65          .25            .02            .92(7)
      (previously Janus Aspen Series Aggressive Growth
        Portfolio: Service Shares)


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                         GROSS TOTAL
                                                            MANAGEMENT       12B-1          OTHER         ANNUAL
                                                               FEES          FEES          EXPENSES      EXPENSES
Liberty
      Columbia High Yield Fund, Variable Series                 .69%          --%          2.68%          3.37%(8)
      (successor to the Galaxy VIP Columbia High Yield
        Fund II)
      Liberty Asset Allocation Fund, Variable Series            .60           --            .10            .70(9)
      Liberty Equity Fund, Variable Series                      .84           --            .25           1.09(10)
      (successor to the Galaxy VIP Equity Fund)
      Liberty Federal Securities Fund, Variable Series          .55           --            .11            .66(11)
      Liberty Small Company Growth Fund, Variable Series        .65           --            .17            .82(12)
MFS(R)
      Investors Trust Series - Service Class                    .75          .25            .13           1.13(13)
      New Discovery Series - Service Class                      .90          .25            .15           1.30(13),(14)
      Total Return Series - Service Class                       .75          .25            .11           1.11(13)
      Utilities Series - Service Class                          .75          .25            .19           1.19(13),(14)
Putnam Variable Trust
      Putnam VT Growth and Income Fund - Class IB Shares        .48          .25            .04            .77(4)
      Putnam VT International Equity Fund - Class IB
        Shares                                                  .77          .25            .22           1.24(4)
      (previously Putnam VT International Growth Fund -
        Class IB Shares)
      Putnam VT Vista Fund - Class IB Shares                    .64          .25            .10            .99(4)



We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to the funds.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2002. Through April 3, 2003, IDS Life and AEFC have agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets. "Gross total annual expenses" after these fee waivers and expense reimbursements would have been 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund and 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund.

(3) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(5) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(6) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.05%) and 1.04% for FTVIPT Franklin Small Cap Fund - Class 2, (0.01%) and 1.05% for FTVIPT Mutual Shares Securities Fund - Class 2 and (0.02%) and 1.13% for Templeton Foreign Securities Fund - Class 2

(7) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2002. All expenses are shown without the effect of expense offset arrangements.

(8) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2002. The advisor will waive expenses to the extent necessary to prevent gross total annual expenses from exceeding 0.89%. The adviser has undertaken to continue this waiver until April 14, 2004, after which this waiver may be modified or terminated at any time.

(9) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002. Galaxy VIP Asset Allocation Fund merged into this fund as of April 7, 2003.

(10) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2002. The advisor will waive expenses to the extent necessary to prevent gross total annual expenses from exceeding 1.06%. The adviser has undertaken to continue this waiver until April 14, 2004, after which this waiver may be modified or terminated at any time. Galaxy VIP Growth and Income Fund and Galaxy VIP Equity Fund merged into this fund as of April 14, 2003.

(11) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002. Galaxy VIP Quality Plus Bond Fund merged into this fund as of April 7, 2003.

(12) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Dec. 31, 2002. The advisor will waive expenses to the extent necessary to prevent gross total annual expenses from exceeding 0.80%. The adviser has undertaken to continue this waiver until April 14, 2004, after which this waiver may be modified or terminated at any time. Galaxy VIP Small Company Growth Fund merged into this fund as of April 14, 2003.

(13) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class share (these fees are referred to as distribution fees).

(14) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.29% for New Discovery Series and 1.18% for Utilities Series.



        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you selected the MAV death benefit and the optional BPP. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                         IF YOU DO NOT SURRENDER YOUR CONTRACT
                                       IF YOU SURRENDER YOUR CONTRACT                   OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                   AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS          1 YEAR     3 YEARS     5 YEARS    10 YEARS
                               $ 1,318.14  $ 2,251.59  $ 3,081.31  $ 5,139.29        $ 518.14  $ 1,551.59  $ 2,581.31  $ 5,139.29

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you selected the optional ROP death benefit and you do not select any optional riders. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                         IF YOU DO NOT SURRENDER YOUR CONTRACT
                                            IF YOU SURRENDER YOUR CONTRACT              OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                        AT THE END OF THE APPLICABLE TIME PERIOD:      AT THE END OF THE APPLICABLE TIME PERIOD:
                                      1 YEAR     3 YEARS     5 YEARS     10 YEARS     1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                    $ 989.11    $ 1,285.16  $ 1,506.21  $ 2,178.86   $ 189.11  $ 585.16    $ 1,006.21  $ 2,178.86


In these examples, the $30 contract administrative charge is approximated as a ..035% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.



        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.


YEAR ENDED DEC. 31,                                                2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PCMG1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                 $       1.08   $       1.05   $       1.01   $       1.00
Accumulation unit value at end of period                       $       1.08   $       1.08   $       1.05   $       1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       2,516          2,250             --             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%          1.25%
Simple yield(2)                                                       (0.47%)         0.37%          4.70%            --
Compound yield(2)                                                     (0.47%)         0.37%          4.81%            --

SUBACCOUNT PCMG2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                 $       1.08   $       1.05   $       1.01   $       1.00
Accumulation unit value at end of period                       $       1.08   $       1.08   $       1.05   $       1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         161            284             --             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%          1.15%
Simple yield(2)                                                       (0.37%)         0.46%          4.58%            --
Compound yield(2)                                                     (0.37%)         0.46%          4.68%            --

SUBACCOUNT PDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                 $       1.01   $       1.00   $       1.02   $       1.00
Accumulation unit value at end of period                       $       0.81   $       1.01   $       1.00   $       1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         536            342            244             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%          1.25%

SUBACCOUNT PDEI2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                 $       1.01   $       1.00   $       1.02   $       1.00
Accumulation unit value at end of period                       $       0.81   $       1.01   $       1.00   $       1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                          25             26             --             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%          1.15%

SUBACCOUNT PEMK1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                 $       0.90   $       0.92   $       1.00             --
Accumulation unit value at end of period                       $       0.84   $       0.90   $       0.92             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                          67             35             --             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%            --

SUBACCOUNT PEMK2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - EMERGING MARKETS FUND)
Accumulation unit value at beginning of period                 $       0.90   $       0.92   $       1.00             --
Accumulation unit value at end of period                       $       0.84   $       0.90   $       0.92             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                          27             11             --             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%            --

SUBACCOUNT PEXI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                 $       0.96   $       0.92   $       1.03   $       1.00
Accumulation unit value at end of period                       $       0.88   $       0.96   $       0.92   $       1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       1,027            821            278             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%          1.25%

SUBACCOUNT PEXI2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                 $       0.96   $       0.92   $       1.03   $       1.00
Accumulation unit value at end of period                       $       0.89   $       0.96   $       0.92   $       1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                          96             40             --             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%          1.15%

SUBACCOUNT PMGD1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                 $       0.92   $       1.04   $       1.08   $       1.00
Accumulation unit value at end of period                       $       0.79   $       0.92   $       1.04   $       1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         179            151              5             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%          1.25%


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PMGD2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                 $       0.92   $       1.04   $       1.08   $       1.00
Accumulation unit value at end of period                       $       0.79   $       0.92   $       1.04   $       1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         135            173              1             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%          1.15%

SUBACCOUNT PNDM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                 $       0.85   $       1.03   $       1.15   $       1.00
Accumulation unit value at end of period                       $       0.66   $       0.85   $       1.03   $       1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       4,063          3,478          1,937             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%          1.25%

SUBACCOUNT PNDM2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                 $       0.85   $       1.04   $       1.15   $       1.00
Accumulation unit value at end of period                       $       0.66   $       0.85   $       1.04   $       1.15
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         339             58              9             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%          1.15%

SUBACCOUNT PSPF1(4) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                 $       0.82   $       0.94   $       1.00             --
Accumulation unit value at end of period                       $       0.63   $       0.82   $       0.94             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         711            450             --             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%            --

SUBACCOUNT PSPF2(4) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - S&P 500 INDEX FUND)
Accumulation unit value at beginning of period                 $       0.82   $       0.94   $       1.00             --
Accumulation unit value at end of period                       $       0.63   $       0.82   $       0.94             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         377            162             --             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%            --

SUBACCOUNT PSCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                 $       1.06   $       1.14   $       1.11   $       1.00
Accumulation unit value at end of period                       $       0.87   $       1.06   $       1.14   $       1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         366            276             85             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%          1.25%

SUBACCOUNT PSCA2(3) (INVESTING IN SHARES OF AXP(R) VARIABLE
  PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                 $       1.06   $       1.15   $       1.11   $       1.00
Accumulation unit value at end of period                       $       0.87   $       1.06   $       1.15   $       1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                                          32             11             --             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%          1.15%

SUBACCOUNT PCAP1(1) (INVESTING IN SHARES OF AIM V.I
  CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                 $       0.84   $       1.11   $       1.26   $       1.00
Accumulation unit value at end of period                       $       0.63   $       0.84   $       1.11   $       1.26
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       3,148          3,345          1,103             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%          1.25%

SUBACCOUNT PCAP2(3) (INVESTING IN SHARES OF AIM V.I
  CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                 $       0.84   $       1.11   $       1.26   $       1.00
Accumulation unit value at end of period                       $       0.63   $       0.84   $       1.11   $       1.26
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         131             78             29             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%          1.15%

SUBACCOUNT PVAL1(1) (INVESTING IN SHARES OF AIM V.I
  PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                 $       0.81   $       0.94   $       1.11   $       1.00
Accumulation unit value at end of period                       $       0.56   $       0.81   $       0.94   $       1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       9,970         10,352          4,769             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%          1.25%

SUBACCOUNT PVAL2(3) (INVESTING IN SHARES OF AIM V.I
  PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                 $       0.81   $       0.94   $       1.11   $       1.00
Accumulation unit value at end of period                       $       0.56   $       0.81   $       0.94   $       1.11
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         422            274             --             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%          1.15%


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBAL1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP
  BALANCED PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                 $       0.93   $       0.96   $       1.02   $       1.00
Accumulation unit value at end of period                       $       0.84   $       0.93   $       0.96   $       1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         511            350             66             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%          1.25%

SUBACCOUNT PBAL2(3) (INVESTING IN SHARES OF FIDELITY(R) VIP
  BALANCED PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                 $       0.93   $       0.96   $       1.02   $       1.00
Accumulation unit value at end of period                       $       0.84   $       0.93   $       0.96   $       1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                          68             59             --             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%          1.15%

SUBACCOUNT PGRI1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP
  GROWTH & INCOME PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                 $       0.88   $       0.98   $       1.03   $       1.00
Accumulation unit value at end of period                       $       0.72   $       0.88   $       0.98   $       1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         435            425             85             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%          1.25%

SUBACCOUNT PGRI2(3) (INVESTING IN SHARES OF FIDELITY(R) VIP
  GROWTH & INCOME PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                 $       0.88   $       0.98   $       1.03   $       1.00
Accumulation unit value at end of period                       $       0.72   $       0.88   $       0.98   $       1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         145             90              3             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%          1.15%

SUBACCOUNT PMDC1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP
  MID CAP PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                 $       1.56   $       1.63   $       1.24   $       1.00
Accumulation unit value at end of period                       $       1.39   $       1.56   $       1.63   $       1.24
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       1,810          1,254            206             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%          1.25%

SUBACCOUNT PMDC2(3) (INVESTING IN SHARES OF FIDELITY(R) VIP
  MID CAP PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                 $       1.56   $       1.63   $       1.24   $       1.00
Accumulation unit value at end of period                       $       1.39   $       1.56   $       1.63   $       1.24
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         298            202             11             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%          1.15%

SUBACCOUNT PSMC1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN
  SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                 $       1.01   $       1.21   $       1.43   $       1.00
Accumulation unit value at end of period                       $       0.71   $       1.01   $       1.21   $       1.43
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       4,574          2,844            855             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%          1.25%

SUBACCOUNT PSMC2(3) (INVESTING IN SHARES OF FTVIPT FRANKLIN
  SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                 $       1.01   $       1.21   $       1.43   $       1.00
Accumulation unit value at end of period                       $       0.71   $       1.01   $       1.21   $       1.43
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         546            261             21             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%          1.15%

SUBACCOUNT PMSS1(1) (INVESTING IN SHARES OF FTVIPT MUTUAL
  SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                 $       1.22   $       1.16   $       1.03   $       1.00
Accumulation unit value at end of period                       $       1.06   $       1.22   $       1.16   $       1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       2,393            252             --             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%          1.25%

SUBACCOUNT PMSS2(3) (INVESTING IN SHARES OF FTVIPT MUTUAL
  SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                 $       1.22   $       1.16   $       1.03   $       1.00
Accumulation unit value at end of period                       $       1.07   $       1.22   $       1.16   $       1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         285             63              5             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%          1.15%

SUBACCOUNT PINT1(1),(5) (INVESTING IN SHARES OF FTVIPT
  TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                 $       0.90   $       1.09   $       1.13   $       1.00
Accumulation unit value at end of period                       $       0.73   $       0.90   $       1.09   $       1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         296            145             16             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%          1.25%


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PINT2(3),(5) (INVESTING IN SHARES OF FTVIPT
  TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                 $       0.90   $       1.09   $       1.13   $       1.00
Accumulation unit value at end of period                       $       0.73   $       0.90   $       1.09   $       1.13
Number of accumulation units outstanding at end of period
  (000 omitted)                                                          89             29             12             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%          1.15%

SUBACCOUNT PCHY1(4) (INVESTING IN SHARES OF COLUMBIA HIGH
  YIELD FUND, VARIABLE SERIES) (SUCCESSOR TO THE GALAXY VIP
  COLUMBIA HIGH YIELD FUND II)
Accumulation unit value at beginning of period                 $       1.07   $       1.02   $       1.00             --
Accumulation unit value at end of period                       $       1.08   $       1.07   $       1.02             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         394            271             --             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%            --

SUBACCOUNT PCHY2(4) (INVESTING IN SHARES OF COLUMBIA HIGH
  YIELD FUND, VARIABLE SERIES) (SUCCESSOR TO THE GALAXY VIP
  COLUMBIA HIGH YIELD FUND II)
Accumulation unit value at beginning of period                 $       1.07   $       1.02   $       1.00             --
Accumulation unit value at end of period                       $       1.08   $       1.07   $       1.02             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         112             72             --             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%            --

SUBACCOUNT PGAA1(4),(7) (INVESTING IN SHARES OF GALAXY VIP
  ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                 $       0.88   $       0.96   $       1.00             --
Accumulation unit value at end of period                       $       0.73   $       0.88   $       0.96             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         941            877             --             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%            --

SUBACCOUNT PGAA2(4),(7) (INVESTING IN SHARES OF GALAXY VIP
  ASSET ALLOCATION FUND)
Accumulation unit value at beginning of period                 $       0.88   $       0.96   $       1.00             --
Accumulation unit value at end of period                       $       0.73   $       0.88   $       0.96             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         316            262             --             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%            --

SUBACCOUNT PEQU1(4),(8) (INVESTING IN SHARES OF LIBERTY
  EQUITY FUND, VARIABLE SERIES)
(SUCCESSOR TO THE GALAXY VIP
  EQUITY FUND)
Accumulation unit value at beginning of period                 $       0.77   $       0.95   $       1.00             --
Accumulation unit value at end of period                       $       0.55   $       0.77   $       0.95             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         792            641             12             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%            --

SUBACCOUNT PEQU2(4),(8) (INVESTING IN SHARES OF LIBERTY
  EQUITY FUND, VARIABLE SERIES)
(SUCCESSOR TO THE GALAXY VIP
  EQUITY FUND)
Accumulation unit value at beginning of period                 $       0.77   $       0.95   $       1.00             --
Accumulation unit value at end of period                       $       0.55   $       0.77   $       0.95             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         343            309              2             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%            --

SUBACCOUNT PGGI1(4),(8) (INVESTING IN SHARES OF GALAXY VIP
  GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                 $       0.99   $       1.04   $       1.00             --
Accumulation unit value at end of period                       $       0.72   $       0.99   $       1.04             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         234            168             --             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%            --

SUBACCOUNT PGGI2(4),(8) (INVESTING IN SHARES OF GALAXY VIP
  GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                 $       0.99   $       1.04   $       1.00             --
Accumulation unit value at end of period                       $       0.72   $       0.99   $       1.04             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         214            156             --             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%            --

SUBACCOUNT PHQB1(4),(9) (INVESTING IN SHARES OF GALAXY VIP
  QUALITY PLUS BOND FUND) (PREVIOUSLY GALAXY VIP HIGH
  QUALITY BOND FUND)
Accumulation unit value at beginning of period                 $       1.10   $       1.04   $       1.00             --
Accumulation unit value at end of period                       $       1.20   $       1.10   $       1.04             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       1,696            859             --             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%            --

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PHQB2(4),(9) (INVESTING IN SHARES OF GALAXY VIP
  QUALITY PLUS BOND FUND) (PREVIOUSLY GALAXY VIP HIGH
  QUALITY BOND FUND)
Accumulation unit value at beginning of period                 $       1.10   $       1.04   $       1.00             --
Accumulation unit value at end of period                       $       1.20   $       1.10   $       1.04             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         329            862             --             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%            --

SUBACCOUNT PSCG1(4),(10) (INVESTING IN SHARES OF GALAXY VIP
  SMALL COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                 $       0.94   $       0.95   $       1.00             --
Accumulation unit value at end of period                       $       0.62   $       0.94   $       0.95             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         190            117             17             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%            --

SUBACCOUNT PSCG2(4),(10) (INVESTING IN SHARES OF GALAXY VIP
  SMALL COMPANY GROWTH FUND)
Accumulation unit value at beginning of period                 $       0.94   $       0.95   $       1.00             --
Accumulation unit value at end of period                       $       0.62   $       0.94   $       0.95             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                          70             19             --             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%            --

SUBACCOUNT PJGT1(4) (INVESTING IN SHARES OF JANUS ASPEN
  SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                 $       0.45   $       0.72   $       1.00             --
Accumulation unit value at end of period                       $       0.26   $       0.45   $       0.72             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         131            129             --             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%            --

SUBACCOUNT PJGT2(4) (INVESTING IN SHARES OF JANUS ASPEN
  SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                 $       0.45   $       0.72   $       1.00             --
Accumulation unit value at end of period                       $       0.26   $       0.45   $       0.72             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                          89             27             --             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%            --

SUBACCOUNT PJGP1(4) (INVESTING IN SHARES OF JANUS ASPEN
  SERIES GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                 $       0.64   $       0.87   $       1.00             --
Accumulation unit value at end of period                       $       0.46   $       0.64   $       0.87             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         759            601             --             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%            --

SUBACCOUNT PJGP2(4) (INVESTING IN SHARES OF JANUS ASPEN
  SERIES GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                 $       0.64   $       0.87   $       1.00             --
Accumulation unit value at end of period                       $       0.47   $       0.64   $       0.87             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         283            239             --             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%            --

SUBACCOUNT PJAG1(4) (INVESTING IN SHARES OF JANUS ASPEN
  SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES)
  (PREVIOUSLY JANUS ASPEN SERIES AGGRESSIVE GROWTH
  PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                 $       0.45   $       0.76   $       1.00             --
Accumulation unit value at end of period                       $       0.32   $       0.45   $       0.76             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         270            291             --             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%            --

SUBACCOUNT PJAG2(4) (INVESTING IN SHARES OF JANUS ASPEN
  SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES)
  (PREVIOUSLY JANUS ASPEN SERIES AGGRESSIVE GROWTH
  PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                 $       0.46   $       0.76   $       1.00             --
Accumulation unit value at end of period                       $       0.32   $       0.46   $       0.76             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         312            188             --             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%            --

SUBACCOUNT PSGI1(4) (INVESTING IN SHARES OF MFS(R) INVESTORS
  TRUST SERIES -  SERVICE CLASS)
Accumulation unit value at beginning of period                 $       0.82   $       0.99   $       1.00             --
Accumulation unit value at end of period                       $       0.64   $       0.82   $       0.99             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         530            324             16             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%            --

SUBACCOUNT PSGI2(4) (INVESTING IN SHARES OF MFS(R) INVESTORS
  TRUST SERIES -  SERVICE CLASS)
Accumulation unit value at beginning of period                 $       0.82   $       0.99   $       1.00             --
Accumulation unit value at end of period                       $       0.64   $       0.82   $       0.99             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         194            110             --             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%            --

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PSND1(6) (INVESTING IN SHARES OF MFS(R) NEW
  DISCOVERY SERIES -  SERVICE CLASS)
Accumulation unit value at beginning of period                 $       0.87   $       0.93   $       1.00             --
Accumulation unit value at end of period                       $       0.58   $       0.87   $       0.93             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         441            293             35             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%            --

SUBACCOUNT PSND2(4) (INVESTING IN SHARES OF MFS(R) NEW
  DISCOVERY SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                 $       0.87   $       0.93   $       1.00             --
Accumulation unit value at end of period                       $       0.59   $       0.87   $       0.93             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                          42             11             --             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%            --

SUBACCOUNT PSTR1(6) (INVESTING IN SHARES OF MFS(R) TOTAL
  RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                 $       1.05   $       1.06   $       1.00             --
Accumulation unit value at end of period                       $       0.98   $       1.05   $       1.06             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       3,949          1,861             23             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%            --

SUBACCOUNT PSTR2(4) (INVESTING IN SHARES OF MFS(R) TOTAL
  RETURN SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                 $       1.05   $       1.06   $       1.00             --
Accumulation unit value at end of period                       $       0.98   $       1.05   $       1.06             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         688            248              2             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%            --

SUBACCOUNT PSUT1(4) (INVESTING IN SHARES OF MFS(R) UTILITIES
  SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                 $       0.75   $       1.01   $       1.00             --
Accumulation unit value at end of period                       $       0.57   $       0.75   $       1.01             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         209            126              7             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%            --

SUBACCOUNT PSUT2(4) (INVESTING IN SHARES OF MFS(R) UTILITIES
  SERIES - SERVICE CLASS)
Accumulation unit value at beginning of period                 $       0.75   $       1.01   $       1.00             --
Accumulation unit value at end of period                       $       0.57   $       0.75   $       1.01             --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         140             61             --             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%            --

SUBACCOUNT PGIN1(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH
  AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                 $       0.95   $       1.03   $       0.97   $       1.00
Accumulation unit value at end of period                       $       0.76   $       0.95   $       1.03   $       0.97
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       1,583            963            146             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%          1.25%

SUBACCOUNT PGIN2(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH
  AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                 $       0.96   $       1.03   $       0.97   $       1.00
Accumulation unit value at end of period                       $       0.77   $       0.96   $       1.03   $       0.97
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         405            320             59             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%          1.15%

SUBACCOUNT PIGR1(1) (INVESTING IN SHARES OF PUTNAM VT
  INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (PREVIOUSLY
  PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                 $       0.90   $       1.15   $       1.29   $       1.00
Accumulation unit value at end of period                       $       0.73   $       0.90   $       1.15   $       1.29
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       4,994          4,731          2,474             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%          1.25%

SUBACCOUNT PIGR2(3) (INVESTING IN SHARES OF PUTNAM VT
  INTERNATIONAL EQUITY FUND - CLASS IB SHARES) (PREVIOUSLY
  PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                 $       0.90   $       1.15   $       1.29   $       1.00
Accumulation unit value at end of period                       $       0.73   $       0.90   $       1.15   $       1.29
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         219            173             30             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%          1.15%

SUBACCOUNT PVIS1(1) (INVESTING IN SHARES OF PUTNAM VT VISTA
  FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                 $       0.81   $       1.23   $       1.30   $       1.00
Accumulation unit value at end of period                       $       0.55   $       0.81   $       1.23   $       1.30
Number of accumulation units outstanding at end of period
  (000 omitted)                                                       3,317          4,035          1,798             --
Ratio of operating expense to average net assets                       1.25%          1.25%          1.25%          1.25%

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

YEAR ENDED DEC. 31,                                                2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVIS2(3) (INVESTING IN SHARES OF PUTNAM VT VISTA
  FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                 $       0.81   $       1.23   $       1.30   $       1.00
Accumulation unit value at end of period                       $       0.56   $       0.81   $       1.23   $       1.30
Number of accumulation units outstanding at end of period
  (000 omitted)                                                         187            104             19             --
Ratio of operating expense to average net assets                       1.15%          1.15%          1.15%          1.15%


(1)  Operations commenced on Nov. 9, 1999.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3)  Operations commenced on Nov. 11, 1999.

(4)  Operations commenced on Oct. 23, 2000.

(5) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

(6)  Operations commenced on May 30, 2000.

(7) Galaxy VIP Asset Allocation Fund merged into Liberty Asset Allocation Fund, Variable Series as of April 7, 2003.

(8) Galaxy VIP Growth and Income Fund merged into Liberty Equity Fund, Variable Series as of April 14, 2003.

(9) Galaxy VIP Quality Plus Bond Fund merged into Liberty Federal Securities Fund, Variable Series as of April 7, 2003.

(10) Galaxy VIP Small Company Growth Fund merged into Liberty Small Company Growth Fund, Variable Series as of April 14, 2003.


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

FINANCIAL STATEMENTS

You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus.


PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-    contract administrative charge,

-    variable account administrative charge,

-    applicable mortality and expense risk fee,

-    Benefit Protector Plus fee, and

- withdrawal charge (assuming a full withdrawal at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the Benefit Protector fee.

We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:


SUBACCOUNT   INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
PCMG1        AXP(R) Variable Portfolio -   Objective: maximum current income           IDS Life Insurance
PCMG2        Cash Management Fund          consistent with liquidity and stability     Company  (IDS Life)
                                           of principal. Invests primarily in money    adviser;  American
                                           market securities.                          Express Financial
                                                                                       Corporation (AEFC),
                                                                                       subadviser.

PDEI1        AXP(R) Variable Portfolio -   Objective: high level of current income     IDS Life, adviser; AEFC,
PDEI2        Diversified Equity  Income    and, as a secondary goal, steady growth     subadviser.
             Fund                          of capital. Invests primarily in
                                           dividend-paying common and preferred
                                           stocks.

PEMK1        AXP(R) Variable Portfolio -   Objective: long-term capital growth.        IDS Life, adviser; AEFC,
PEMK2        Emerging Markets Fund         Invests primarily in equity securities of   subadviser.  American
                                           companies in emerging market countries.     Express Asset Management
                                                                                       International, Inc., a
                                                                                       wholly-owned subsidiary
                                                                                       of AEFC, subadviser.

PEXI1        AXP(R) Variable Portfolio -   Objective: high current income, with        IDS Life, adivser, AEFC,
PEXI2        Extra Income Fund             capital growth as a secondary               subadviser
                                           objective. Invests primarily in
                                           high-yielding, high-risk corportate
             (effective 6-27-03 AXP(R)     bonds (junk bonds) issued by U.S. and
             Variable Portfolio - Extra    foreign companies and governments.
             Income Fund will change to
             AXP(R) Variable Portfolio -
             High Yield Bond Fund)

PMGD1        AXP(R) Variable Portfolio -   Objective: maximum total investment         IDS Life, adviser; AEFC,
PMGD2        Managed Fund                  return through a combination of capital     subadviser.
                                           growth and current income.
                                           Invests primarily in a
                                           combination of common and
                                           preferred stocks, convertible
                                           securities, bonds and other
                                           debt securities.

PNDM1        AXP(R) Variable Portfolio -   Objective: long-term growth of capital.     IDS Life, adviser; AEFC,
PNDM2        NEW DIMENSIONS FUND(R)        Invests primarily in common stocks          subadviser.
                                           showing potential for significant growth.

PSPF1        AXP(R) Variable Portfolio -   Objective: long-term capital                IDS Life, adviser; AEFC,
PSPF2        S&P 500 Index Fund            appreciation.  Non-diversified fund that    subadviser.
                                           invests primarily in
                                           securities that are expected
                                           to provide investment results
                                           that correspond to the
                                           performance of the S&P 500(R)
                                           Index.

PSCA1        AXP(R) Variable Portfolio -   Objective: long-term capital growth.        IDS Life, adviser; AEFC,
PSCA2        Small Cap Advantage Fund      Invests primarily in equity stocks of       subadviser. Kenwood
                                           small companies that are often included     Capital Management LLC,
                                           in the  Russell 2000 Index and/or have      subadviser.
                                           market capitalization under $2 billion.

PCAP1        AIM V.I. Capital              Objective: growth of capital. Invests       A I M Advisors, Inc.
PCAP2        Appreciation Fund, Series     principally in common stocks of companies
             I Shares                      likely to benefit from new or
                                           innovative products, services
                                           or processes as well as those
                                           with above-average growth and
                                           excellent prospects for future
                                           growth. The Fund may invest up
                                           to 25% of its assets in
                                           foreign securities.


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT   INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
PVAL1        AIM V.I. Premier Equity       Objective: long-term growth of capital      A I M Advisors, Inc.
PVAL2        Fund, Series I Shares         with income as a secondary objective.
                                           Invests normally at least 80%
                                           of its net assets, plus the
                                           amount of any borrowings for
                                           investment purposes, in equity
                                           securities including convertible
                                           securities. The fund also may invest
                                           in preferred stocks and debt
                                           instruments that have prospects for
                                           growth of capital. The Fund may
                                           invest up to 25% of its assets in
                                           foreign securities.

PBAL1        Fidelity(R) VIP Balanced      Objective: seeks income and capital         Fidelity Management & Research
PBAL2        Portfolio Service Class       growth consistent with reasonable risk.     Company (FMR), investment
                                           Invests approximately 60% of assets in      manager; FMR U.K., FMR Far East
                                           stocks and  other equity securities and     and Fidelity Investments Money
                                           the remainder in bonds and other debt       Market Management Inc. (FIMM),
                                           securities, including  lower-quality debt   sub-investment advisers.
                                           securities, when its outlook is neutral.
                                           Invests at least 25% of total assets in
                                           fixed-income senior securities (including
                                           debt securities and preferred stock). The
                                           fund invests in domestic and foreign
                                           issuers.

PGRI1        Fidelity(R) VIP Growth &      Objective: seeks high total return          Fidelity Management & Research
PGRI2        Income Portfolio  Service     through a combination of current income     Company (FMR), investment
             Class                         and capital appreciation. Normally          manager; FMR U.K., FMR Far
                                           invests a majority of assets in common      East, sub-investment advisers.
                                           stocks of foreign and domestic
                                           issuers with a focus on those
                                           that pay current dividends and
                                           show potential for capital
                                           appreciation. May invest in
                                           bonds, including lower-quality
                                           debt securities, as well as
                                           stocks that are not currently
                                           paying dividends, but offer
                                           prospects for future income or
                                           capital appreciation.

PMDC1        Fidelity(R) VIP Mid Cap       Objective: seeks long-term growth of        Fidelity Management & Research
PMDC2        Portfolio Service Class       capital. Normally invests at least 80% of   Company (FMR), investment
                                           assets in securities of foreign and         manager; FMR U.K., FMR Far
                                           domestic companies with medium market       East, sub-investment advisers.
                                           capitalization common stocks. Invests in
                                           growth or value common stocks. May invest
                                           in companies with smaller or larger
                                           market capitalizations.

PSMC1        FTVIPT Franklin Small Cap     Seeks long-term capital growth. The Fund    Franklin Advisers, Inc.
PSMC2        Fund - Class 2                normally invests at least 80% of its net
                                           assets in investments of small
                                           capitalization companies. For
                                           this Fund, small cap companies
                                           are those with market
                                           capitalization values not
                                           exceeding (i) $1.5 billion; or
                                           (ii) the highest market
                                           capitalization value in the
                                           Russell 2000(R) Index,
                                           whichever is greater, at the
                                           time of purchase.


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT   INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
PMSS1        FTVIPT Mutual Shares          Seeks capital appreciation, with income
PMSS2        Securities Fund - Class 2     as a secondary goal. The Fund normally      Franklin Mutual Advisers, LLC
                                           invests mainly in U.S. equity securities
                                           that the Fund's manager believes are
                                           available at market prices less than
                                           their intrinsic value on certain
                                           recognized or objective criteria,
                                           including undervalued stocks,
                                           restructuring companies and distressed
                                           companies.

PINT1        FTVIPT Templeton Foreign      Seeks long-term capital growth. The Fund    Templeton Investment Counsel,
PINT2        Securities Fund - Class 2     normally invests at least 80% of its net    LLC
                                           assets in investments, primarily equity
                                           securities, of issuers located outside
                                           the U.S., including those in emerging
                                           markets.

PJGT1        Janus Aspen Series Global     Objective: long-term growth of capital.     Janus Capital
PJGT2        Technology Portfolio:         Non-diversified mutual fund that invests,
             Service Shares                under normal circumstances, at least 80%
                                           of its net assets in
                                           securities of companies that
                                           the portfolio manager believes
                                           will benefit significantly
                                           from advances or improvements
                                           in technology. It implements
                                           this policy by investing
                                           primarily in equity securities
                                           of U.S. and foreign companies
                                           selected for their growth
                                           potential.

PJGP1        Janus Aspen Series Growth     Objective: long-term growth of capital in   Janus Capital
PJGP2        Portfolio: Service Shares     a manner consistent with the preservation
                                           of capital. Invests primarily in common
                                           stocks selected for their growth
                                           potential.

PJAG1        Janus Aspen Series  Mid Cap   Objective: invests, under normal            Janus Capital
PJAG2        Growth Portfolio:  Service    circumstances, at least 80% of its net
             Shares                        assets in equity securities of mid-sized
                                           companies whose market capitalization
             (previously Janus Aspen       falls, at the time of initial purchase,
             Series Aggressive Growth      in the 12-month average of the
             Growth Portfolio: Service     capitalization ranges of the Russell
             Shares)                       Midcap Growth Index.

PCHY1        Columbia High Yield Fund,     Objective: high level of current income     Columbia Management Co.
PCHY2        Variable Series               with capital appreciation as a secondary    (Columbia), investment adviser.
                                           objective. The Fund normally invests at
                                           least 80% of its net assets (plus any
                                           borrowings for investment
                                           purposes) in high yielding
                                           corporate debt securities,
                                           such as bonds, debentures and
             (successor to the Galaxy VIP  notes that are rated below
             Columbia High Yield Fund II)  investment grade.

PLAA1        Liberty Asset Allocation      Objective: seeks high total investment      Columbia Management Advisers,
PLAA2        Fund, Variable Series         return. The Fund's investment adviser       Inc.
                                           allocates the Fund's assets among various
             (Galaxy VIP Asset Allocation  classes of equity and debt securities.
             merged into this Fund as of
             April 7, 2003.)

PEQU1        Liberty Equity Fund,          Objective: long-term growth of capital.     Columbia Management Advisers,
PEQU2        Variable Series               The Fund normally invests at least 80% of   Inc.
                                           its  net assets (plus any borrowings for
             (successor to the Galaxy  VIP investment purposes) in a broadly
             Equity Fund)                  diversified portfolio of equity
                                           securities issued by U.S. companies,
             (Galaxy VIP Growth and        primarily common stocks and securities
             Income Fund merged into       that  can be converted into common stocks.
             this Fund as of
             April 14, 2003.)


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

SUBACCOUNT   INVESTING IN                  INVESTMENT OBJECTIVES AND POLICIES          INVESTMENT ADVISER
PLFS1        Liberty Federal Securities    Objective: seeks the highest possible       Columbia Management Advisers,
PLFS2        Fund, Variable Series         level of current income, consistent with    Inc.
                                           safety of principal and maintenance of
             (Galaxy VIP Quality Plus      liquidity. Under normal market
             Bond Fund merged into this    conditions, the Fund invests at least 80%
             Fund as of April 7, 2003.)    of its net assets (plus any borrowings
                                           for investment purposes) in U.S.
                                           government securities, including U.S.
                                           treasuries and securities of various U.S.
                                           government agencies.

PLSC1        Liberty Small Company         Objective: seeks long-term growth. Under    Stein Roe & Farnham
PLSC2        Growth Fund, Variable         normal market conditions, the Fund          Incorporated (Stein Roe),
             Series                        invests at least 80% of its net assets      investment adviser.
                                           (plus any borrowings for investment
             (Galaxy VIP Small Company     purposes) in small-cap stocks.
             Growth Fund merged into
             this Fund as of
             April 14, 2003.)

PSGI1        MFS(R) Investors Trust        Objective: long-term growth of capital      MFS Investment Management(R)
PSGI2        Series - Service Class        with a secondary objective to seek
                                           reasonable current income.
                                           Invests primarily in common
                                           stocks and related securities,
                                           such as preferred stocks,
                                           convertible securities and
                                           depository receipts for those
                                           securities.

PSND1        MFS(R) New Discovery          Objective: capital appreciation. Invests    MFS Investment Management(R)
PSND2        Series - Service Class        in at  least 65% of its net assets in
                                           equity securities of emerging growth
                                           companies.

PSTR1        MFS(R) Total Return           Objective: above-average income             MFS Investment Management(R)
PSTR2        Series - Service Class        consistent with the prudent employment of
                                           capital, with growth of
                                           capital and income as a
                                           secondary objective. Invests
                                           primarily in a combination of
                                           equity and fixed income
                                           securities.

PSUT1        MFS(R) Utilities Series -     Objective: capital growth and current       MFS Investment Management(R)
PSUT2        Service Class                 income. Invests primarily in equity and
                                           debt securities  of domestic and foreign
                                           companies in the utilities industry.

PGIN1        Putnam VT Growth and Income   Objective: capital growth and current       Putnam Investment  Management,
PGIN2        Fund -  Class IB Shares       income. The fund pursues its goal by        LLC
                                           investing mainly in common stocks of U.S.
                                           companies with a focus on value stocks
                                           that offer the potential for capital
                                           growth, current income or both.

PIGR1        Putnam VT International       Objective: capital appreciation. The fund   Putnam Investment Management,
PIGR2        Equity Fund - Class IB        pursues its goal by investing mainly in     LLC
             Shares                        common stocks of companies outside the
                                           United States.
             (previously Putnam VT
             International Growth Fund -
             Class IB Shares)

PVIS1        Putnam VT Vista Fund - Class  Objective: capital appreciation. The fund   Putnam Investment  Management,
PVIS2        IB Shares                     pursues its goal by investing mainly in    LLC
                                           common stocks of U.S. companies with a
                                           focus on  growth stocks.


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


THE GUARANTEE PERIOD ACCOUNTS (GPAS)


You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.


The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES.


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window, you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.


We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

                  IF YOUR GPA RATE IS:                          THE MVA IS:

           Less than the new GPA rate + 0.10%                    Negative

           Equal to the new GPA rate + 0.10%                     Zero

           Greater than the new GPA rate + 0.10%                 Positive

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS

The precise MVA formula we apply is as follows:

  EARLY WITHDRAWAL AMOUNT X [(    1 + i      ) (TO THE POWER OF n/12)- 1] = MVA
                               -------------
                               1 + j + .001

  Where   i = rate earned in the GPA from which amounts are being transferred or withdrawn.
          j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.
          n = number of months remaining in the current Guarantee Period
              (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(        1.045      ) (TO THE POWER OF  84/12) - 1] = -$39.28
               -----------------
                1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(     1.045      ) (TO THE POWER OF 84/12) - 1] = $27.21
               --------------
               1 + .04 + .001

In this example, the MVA is a positive $27.21.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied. We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap day (Feb.
29). The interest rate we apply to each purchase payment and transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

BUYING YOUR CONTRACT


New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or be the annuitant if you are 90 or younger.

When you applied, you selected:

- the one-year fixed account, GPAs and/or subaccounts in which you wanted to invest(1);

-    how you wanted to make purchase payments;

- the date you wanted to start receiving annuity payouts (the retirement date);


-    a death benefit option(2);


-    the optional Benefit Protector Death Benefit Rider(3);

-    the optional Benefit Protector Plus Death Benefit Rider(3); and

-    a beneficiary.


(1) Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in all states.


(2) The MAV death benefit is available if you and the annuitant are 78 or younger at contract issue. If either you or the annuitant are 79 or older at contract issue the ROP death benefit will apply.


(3) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.

The contract provides for allocation of purchase payments to the subaccounts to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.


We applied your initial purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we received it at our office. However, we will credit the additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.



        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. In Massachusetts, you may make additional purchase payments for ten years only.

THE RETIREMENT DATE

Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-    no earlier than the 30th day after the contract's effective date; and

- no later than the annuitant's 85th birthday (or the tenth contract anniversary, if later).

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAS), to avoid IRS penalty taxes, the retirement date generally must be:

-    on or after the date the annuitant reaches age 59 1/2; and

- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, annuity payouts must start no later than the annuitant's 82nd birthday or the eighth contract anniversary.)

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS


MINIMUM ADDITIONAL PURCHASE PAYMENTS:


      $50 for SIPs.

      $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS* (without prior approval):

      $1,000,000 for issue ages up to 85.

      $100,000 for issue ages 86 to 90.

* These limits apply in total to all American Enterprise Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER

Send your check along with your name and contract number to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP

Contact your sales representative to complete the necessary SIP paperwork.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees and they total either 1.00% or 1.10% of their average daily net assets on an annual basis depending on the death benefit option that applies to your contract. If you select death benefit Option A, the mortality and expense risk fee is 1.00%. If you select death benefit Option B, the mortality and expense risk fee is 1.10%. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.


BENEFIT PROTECTOR DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.



BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


(1) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE

A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within seven years before withdrawal. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustment (MVA).") For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.


   NOTE: We determine contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase
   payments  received  and  not  previously   withdrawn (PPNPW)  then  contract
   earnings are zero.


3. Next, we withdraw purchase payments received eight or more years before the withdrawal and not previously withdrawn. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received in the seven years before the withdrawal on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.


   NOTE:After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

          PPW =     ACV     x PPNPW
                ----------
                 (CV - CE)

     If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge.


We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.

           YEARS FROM PURCHASE                            WITHDRAWAL CHARGE
             PAYMENT RECEIPT                                 PERCENTAGE
                   1                                              8%
                   2                                              8
                   3                                              7
                   4                                              6
                   5                                              5
                   6                                              4
                   7                                              2
                   Thereafter                                     0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE

Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27 We determine this amount as follows:


          AMOUNT REQUESTED         OR    $1,000  = $1,075.27
      --------------------------         ------
       1.00 - WITHDRAWAL CHARGE           .93


By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.10% if the assumed investment rate is 3.5% and 6.60% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.



        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:


- The contract date is July 1, 2003 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and


-    We received these payments:


     -    $10,000 July 1, 2003;

     -    $8,000 Dec. 31, 2008;

     -    $6,000 Feb. 20, 2011; and

- The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and had not made any other withdrawals during that contract year; and

-    The prior anniversary July 1, 2013 contract value was $38,488.



WITHDRAWAL CHARGE       EXPLANATION
     $   0              $3,848.80 is 10% of the prior anniversary's contract
                        value withdrawn without withdrawal charge; and
         0              $10,252.20 is contract earnings in excess of the 10%
                        free withdrawal amount withdrawn without withdrawal
                        charge; and
         0              $10,000 July 1, 2003 purchase payment was received eight
                        or more years before withdrawal and is withdrawn without
                        withdrawal charge; and
       400              $8,000 Dec. 31, 2008 purchase payment is in its fifth
                        year from receipt, withdrawn with a 5% withdrawal
                        charge; and
       420              $6,000 Feb. 20, 2011 purchase payment is in its third
                        year from receipt, withdrawn with a 7% withdrawal
                        charge.
     -----
     $ 820


WAIVER OF WITHDRAWAL CHARGE We do not assess a withdrawal charge for:

-    withdrawals of any contract earnings;

- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-    contracts settled using an annuity payout plan;

-    death benefits;

- withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and

- to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

         AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;

-    plus interest credited;

- minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges) and amounts transferred out;

-    minus any prorated portion of the contract administrative charge;

-    minus any prorated portion of the Benefit Protector fee (if applicable);
     and

- minus any prorated portion of the Benefit Protector Plus fee (if applicable).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge or we assess a withdrawal charge.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value. The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial withdrawals;

-    withdrawal charges;

-    a prorated portion of contract administrative charge;

-    a prorated portion of the Benefit Protector fee (if applicable); and/or

-    a prorated portion of the Benefit Protector Plus fee (if applicable).

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses;

-    mortality and expense risk fees; and/or

-    variable account administrative charges.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                                NUMBER
                                                                     AMOUNT             ACCUMULATION           OF UNITS
                                                MONTH               INVESTED             UNIT VALUE            PURCHASED
By investing an equal
number of dollars each month...                 Jan                   $100                  $20                  5.00

                                                Feb                    100                   18                  5.56

you automatically buy more                      Mar                    100                   17                  5.88
units when the per unit market
price is low...                        ---->    Apr                    100                   15                  6.67

                                                May                    100                   16                  6.25

                                                Jun                    100                   18                  5.56

                                                Jul                    100                   17                  5.88

and fewer units                                 Aug                    100                   19                  5.26
when the per unit
market price is high.                  ---->    Sept                   100                   21                  4.76

                                                Oct                    100                   20                  5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for Tiered DCA. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

               IF YOUR NET CONTRACT VALUE(1) IS...               WE ALLOCATE YOUR NEW PURCHASE PAYMENT TO:
                        $ 10,000-$49,999                                       Tier 1 DCA account

                        $ 50,000 or more                                       Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.

(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.


You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for either six months or twelve months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccount you select over the six-month or twelve-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.


We credit each Tiered DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month or twelve-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple-source payments after the six-month or twelve-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


We may suspend or modify transfer privileges at any time.


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.


We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-    not accepting telephone or electronic transfer requests;

-    requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or

- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.


- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.


- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.


- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.


-    Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS
                                       32
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HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.


- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction, and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.


- Automated withdrawals may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial withdrawals are in effect.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:        $100 monthly
                                 $250 quarterly, semiannually or annually

3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:        $500 or entire account balance

MAXIMUM AMOUNT

   Transfers:                    Contract value or entire account balance
   Withdrawals:                  $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS
                                       33
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WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT

By regular or express mail:

-    payable to you;

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

- the withdrawal amount includes a purchase payment check that has not cleared;

-    the NYSE is closed, except for normal holiday and weekend closings;

-    trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

-    the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

     -    you are at least age 59 1/2;

     -    you are disabled as defined in the Code;

     -    you severed employment with the employer who purchased the contract;
          or

     -    the distribution is because of your death.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS
                                       34
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Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

BENEFITS IN CASE OF DEATH


There are two death benefit options under this contract: Return of Purchase Payments (ROP) death benefit and Maximum Anniversary Value (MAV) death benefit. If either you or the annuitant are 79 or older at contract issue, ROP death benefit will apply. If both you and the annuitant are 78 or younger at contract issue, you can elect either ROP death benefit or MAV death benefit on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under either option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


RETURN OF PURCHASE PAYMENTS DEATH BENEFIT

ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:


1.   contract value; or

2.   total purchase payments minus adjusted partial withdrawals.


     ADJUSTED PARTIAL WITHDRAWALS FOR ROP DEATH BENEFIT OR MAV
     DEATH BENEFIT = PW X DB
                     -------
                       CV


     PW = the partial withdrawal including any applicable withdrawal charge or MVA.
     DB = the death benefit on the date of (but prior to) the partial withdrawal.
     CV = contract value on the date of (but prior to) the partial withdrawal.


EXAMPLE

-    You purchase the contract for $25,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary), the contract value grows to $29,000.

- On March 1, 2004, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the ROP death benefit on March 1, 2004 as follows:



            Contract Value at death:                                  $ 20,500.00
                                                                      ===========
            Purchase payment minus adjusted partial
              withdrawals:
                Total purchase payments:                              $ 25,000.00
                minus the adjusted partial withdrawal calculated
                  as:  $1,500 X $25,000  =                              -1,704.55
                       ----------------                               -----------
                           $22,000

            for a death benefit of:                                   $ 23,295.45
                                                                      ===========
            The ROP death benefit, calculated as the greater of
              these two values:                                       $ 23,295.45



MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 78 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not MAV death benefit is appropriate for your situation. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


1.   contract value; or

2.   total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals since that anniversary.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS
                                       35
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MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.


EXAMPLE


-    You purchase the contract for $25,000 on Jan. 1, 2003.

- On Jan. 1, 2004 (the first contract anniversary), the contract value grows to $29,000.

- On March 1, 2004, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.

     We calculate the MAV death benefit on March 1, 2004 as follows:



            Contract Value at death:                                   $ 20,500.00
                                                                       ===========
            Purchase payment minus adjusted partial withdrawals:       $ 23,295.45
                                                                       -----------
            The MAV immediately preceding the date of death
            plus any payments made since that anniversary
            minus adjusted partial withdrawals:

                MAV on the prior anniversary:                          $ 29,000.00

                plus purchase payments made the prior anniversary:           +0.00

                minus adjusted partial withdrawals taken since that
                anniversary, calculated as:
                $1,500 X $29,000  =                                      -1,977.27
                ----------------                                       -----------
                     $22,000

                for a death benefit of:                                $ 27,022.73
                                                                       ===========

            The MAV death benefit, calculated as the greatest of
            these three values, which is the MAV:                      $ 27,022.73


IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS
                                       36
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QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

     Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


     - the beneficiary asks us in writing within 60 days after we receive proof of death; and

     -    payouts begin no later than one year following the year of your death;
          and

     - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)


The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.


The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the applicable death benefit (see "Benefits in Case of Death),

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or

- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR

-    You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS
                                       37
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EXAMPLE OF THE BENEFIT PROTECTOR


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The MAV death benefit on July 1, 2003 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:



     MAV death benefit (contract value):                                   $ 110,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
         previously withdrawn):
         0.40 X ($110,000 - $100,000) =                                       +4,000
                                                                           ---------
     Total death benefit of:                                               $ 114,000



- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:



     MAV death benefit (MAV):                                              $ 110,000
     plus the Benefit Protector benefit (40% of earnings at death):
         0.40 X ($110,000 - $100,000) =                                       +4,000
                                                                           ---------
     Total death benefit of:                                               $ 114,000



- On Feb. 1, 2005 the contract value remains at $105,000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:



     MAV death benefit (MAV adjusted for partial withdrawals):             $  57,619
     plus the Benefit Protector benefit (40% of earnings at death):
         0.40 X ($57,619 - $55,000) =                                         +1,048
                                                                           ---------
     Total death benefit of:                                               $  58,667



- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:



     MAV death benefit (contract value):                                   $ 200,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
         previously withdrawn that are one or more years old)                +55,000
                                                                           ---------
     Total death benefit of:                                               $ 255,000



- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:

     MAV death benefit (contract value):                                   $ 250,000
     plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not previously
         withdrawn that are one or more years old)                           +55,000
                                                                           ---------
     Total death benefit of:                                               $ 305,000



- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:



     MAV death benefit (contract value):                                   $ 250,000
     plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously
         withdrawn): 0.40 X ($250,000 - $105,000) =                          +58,000
                                                                           ---------
     Total death benefit of:                                               $ 308,000


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS
                                       38
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IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.


The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-    the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                                     PERCENTAGE IF YOU AND THE     PERCENTAGE IF YOU OR THE
                                    ANNUITANT ARE UNDER AGE 70     ANNUITANT ARE 70 OR OLDER
CONTRACT YEAR                       ON THE RIDER EFFECTIVE DATE   ON THE RIDER EFFECTIVE DATE
One and Two                                      0%                              0%

Three and Four                                  10%                           3.75%

Five or more                                    20%                            7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-    the applicable death benefit (see "Benefits in Case of Death") PLUS

                               PERCENTAGE IF YOU AND THE                     PERCENTAGE IF YOU OR THE
                               ANNUITANT ARE UNDER AGE 70                    ANNUITANT ARE 70 OR OLDER
CONTRACT YEAR                ON THE RIDER EFFECTIVE DATE, ADD ...          ON THE RIDER EFFECTIVE DATE,ADD ...
One                         Zero                                          Zero

Two                         40% X earnings at death (see above)           15% X earnings at death

Three and Four              40% X (earnings at death + 25%                15% X (earnings at death + 25%
                            of initial purchase payment*)                 of initial purchase payment*)

Five or more                40% X (earnings at death + 50%                15% X (earnings at death + 50%
                            of initial purchase payment*)                 of initial purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS

-  You may terminate the rider within 30 days of the first rider anniversary.

- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR PLUS

- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select the MAV death benefit.

- On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals MAV death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.

- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:



       MAV death benefit (contract value):                                 $ 110,000

       plus the Benefit Protector Plus benefit which equals 40%
         of earnings at death (MAV death benefit minus payments
         not previously withdrawn): 0.40 X ($110,000 - $100,000) =            +4,000
                                                                           ---------
       Total death benefit of:                                             $ 114,000



- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:



       MAV death benefit (MAV):                                            $ 110,000

       plus the Benefit Protector Plus benefit which equals 40%
       of earnings at death: 0.40 X ($110,000 - $100,000) =                   +4,000
                                                                           ---------
       plus 10% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.10 X $100,000 =        +10,000
                                                                           ---------
       Total death benefit of:                                             $ 124,000



- On Feb. 1, 2005 the contract value remains at $105, 000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of charge
   (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:



       MAV death benefit (MAV adjusted for partial withdrawals):           $ 57,619

       plus the Benefit Protector Plus benefit which equals 40%
       of earnings at death: 0.40 X ($57,619 - $55,000) =                     +1,048

       plus 10% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.10 X $55,000 =          +5,500
                                                                           ---------
       Total death benefit of:                                             $ 64,167



- On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.

- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:



       MAV death benefit (contract value):                                 $ 200,000

       plus the Benefit Protector Plus benefit which equals 40%
       of earnings at death, up to a maximum of 100% of
       purchase payments not previously withdrawn that are one
       or more years old                                                     +55,000

       plus 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 X $55,000 =         +11,000
                                                                           ---------
       Total death benefit of:                                             $ 266,000


         AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:



       MAV death benefit (contract value):                                 $ 250,000

       plus the Benefit Protector Plus benefit which equals 40%
       of earnings at death, up to a maximum of 100% of
       purchase payments not previously withdrawn that are
       one or more years old                                                 +55,000

       plus 20% of purchase payments made within 60 days of contract
       issue and not previously withdrawn: 0.20 X $55,000 =                  +11,000
                                                                           ---------
       Total death benefit of:                                             $ 316,000



- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:



       MAV death benefit (contract value):                                 $ 250,000

       plus the Benefit Protector Plus benefit which equals 40%
       of  earnings at death (MAV death benefit minus payments
       not previously withdrawn): 0.40 X ($250,000 - $105,000) =             +58,000

       plus 20% of purchase payments made within 60 days of
       contract issue and not previously withdrawn: 0.20 X $55,000 =         +11,000
                                                                           ---------
       Total death benefit of:                                             $ 319,000


IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: for special tax considerations associated with the Benefit Protector Plus, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;

-  the annuitant's age and, in most cases, sex;

-  the annuity table in the contract; and

-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.10% and 6.60% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHDRAWALS FROM NONQUALIFIED ANNUITIES: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

WITHDRAWALS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE BENEFIT PROTECTOR OR THE BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

PENALTIES: In general, if you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


-  because of your death;

-  because you become disabled (as defined in the Code);


- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities); or

-  the payout is a corrective distribution.

For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


-  the payout is a minimum distribution required under the Code;

-  the payout is made on account of eligible hardship; or

-  the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.


State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax adviser for further details.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.



        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount. After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by

-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds. We may also:

-  add new subaccounts;

-  combine any two or more subaccounts;

-  make additional subaccounts investing in additional funds;

-  transfer assets to and from the subaccounts or the variable account; and

-  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.



        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life conducts a conventional life insurance business. Its primary products currrently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks. American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with


American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.


STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.


LEGAL PROCEEDINGS


We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. V. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.




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ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


(THOUSANDS)                             2002            2001            2000           1999           1998
--------------------------------------------------------------------------------------------------------------
Net investment income               $    292,067    $    271,718    $    299,759   $    322,746   $    340,219
Net gain (loss) on investments                 3         (89,920)            469          6,565         (4,788)
Other                                     18,906          16,245          12,248          8,338          7,662
TOTAL REVENUES                      $    310,976    $    198,043    $    312,476   $    337,649   $    343,093
(LOSS) INCOME BEFORE INCOME TAXES   $    (52,177)   $    (63,936)   $     28,452   $     50,662   $     36,421
NET (LOSS) INCOME                   $    (33,690)   $    (41,728)   $     24,365   $     33,987   $     22,026
TOTAL ASSETS                        $  8,026,730    $  5,275,681    $  4,652,221   $  4,603,343   $  4,885,621



MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS 2002 COMPARED TO 2001:

Our net loss was $34 million in 2002, compared to a net loss of $42 million in 2001. Loss before income taxes totaled $52 million in 2002, compared with a loss of $64 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

Total revenues increased to $311 million in 2002, compared with $198 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $90 million in 2001.

Total investment contract deposits received increased to $2.2 billion in 2002, compared with $922 million in 2001. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the our variable annuities.

Net investment income, the largest component of revenues, increased 7% from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8 % to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $90 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

Total benefits and expenses increased 39 % to $363 million in 2002 compared to $262 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19 % to $216 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. We enter into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

Deferred acquisition costs (DAC) of $261 million and $218 million are on our balance sheet at Dec. 31, 2002 and 2001, respectively. These balances relate to our annuity business. Amortization of DAC increased to $48 million in 2002, compared to $45 million in 2001. The growth was primarily due to an increase in the amortization due to favorable sales volumes and due to a net expense increase related to DAC that is further discussed below.



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The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. In 2002, excluding the third quarter, the impact of resetting these assumptions, along with the impact of unfavorable equity market performance, was an acceleration of $1 million pretax of DAC amortization. Third quarter impacts are described below.

During the third quarter of 2002, we completed a comprehensive review of its DAC related practices. The specific areas reviewed included costs deferred, DAC amortization periods, customer asset value growth rate assumptions (which are typically reviewed on a quarterly basis) and other assumptions, including mortality rates and product persistency (which are typically updated on an annual basis in the third quarter). As a result of this review, we took certain actions that resulted in a net $6 million increase in expenses in the third quarter of 2002.

We reset its customer asset value growth rate assumptions for variable annuities to anticipate near-term and long-term growth at an annual rate of 7%. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, we were projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter 2002 equity market performance, accounted for the majority of the increase in DAC amortization expense.

Going forward, we intend to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, we will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, we would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

We also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewable deposits. We revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized in the third quarter of 2002.

The adjustments made to customer asset value growth rate assumptions should reduce the risk of adverse DAC adjustments going forward. The changes relating to the types and amounts of costs deferred will somewhat accelerate the recognition of ongoing expenses, although the impact of this should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

2001 COMPARED TO 2000:

Our net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9 % from the prior year, primarily due to lower overall investment yields and credit-related yield adjustments on fixed maturity investments.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Contractholder charges decreased 13 % to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.


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


Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4 % to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of DAC decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

IMPACT OF MARKET VOLATILITY ON RESULTS OF OPERATIONS

Various aspects of our business can be significantly impacted by equity market levels and other market-based factors. One of these items is the mortality and expense risk fees which are based on the market value of separate account assets. Other areas impacted by market volatility involve DAC (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of our structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations, which are held by us through interests in special purpose entities. The carrying value of these investments is based on estimated cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. Persistency of, or increases in, these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by us contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of our contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable.

CERTAIN CRITICAL ACCOUNTING POLICIES

Our significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to the recognition of impairment within the investment portfolio, deferred policy acquisition costs and insurance and annuity reserves.

INVESTMENTS

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include, but are not limited to, issuer downgrade, default or bankruptcy. We also consider the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, our investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. If actual future cash flows are less than projected, additional losses would be realized.


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The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

RISK MANAGEMENT

The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10 % decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual earnings consequences will differ from those quantified below.

We primarily invest in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. We do not invest in securities to generate short-term trading profits.

We have an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability to us. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.


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Rates credited to contract owners' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, margins may be negatively impacted as the interest rates available on our investments approach the guaranteed minimum interest rates on the annuity contracts. This negative impact may be compounded by the fact that many of our interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional amounts totaling approximately $4.3 billion were outstanding at Dec. 31, 2002 to hedge interest rate exposure. Of this total, $4 billion of the notional par relates to interest rate swaps and floors we have exclusively with its Parent.

The negative effect on our pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2002 and includes the impact of any derivatives, would be a decrease of approximately $0.1 million.

The amount of the fee income we receive is based upon the daily market value of the separate account assets. As a result, our fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use index options to manage the equity market risk related to fee income. These derivatives help protect fee income by providing option income when there is a significant decline in the equity markets. We did not have equity-based derivatives outstanding at Dec. 31, 2002 for this purpose.

The negative effect on our pretax earnings of a 10 % decline in equity prices would be approximately $1 million based on separate account assets as of Dec. 31, 2002.

LIQUIDITY AND CAPITAL RESOURCES

Our liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal. Maturities of our investments is largely matched with the expected future payments of annuity obligations.

The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases.

We have an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the agreement at Dec. 31, 2002. At Dec. 31, 2002, there were no outstanding reverse repurchase agreements. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

At Dec. 31, 2002, investments in fixed maturities comprised 90 % of our total invested assets and primarily include corporate debt, mortgage and other asset-backed securities. Approximately 63 % is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. Our corporate securities comprise a diverse portfolio with the largest concentrations accounting for approximately 63 % of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At Dec. 31, 2002, approximately 5 % of our investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. We have identified those fixed maturities for which a decline in fair value is determined to be other-than-temporary, and has written them down to fair value with a charge to earnings.

During 2001, we placed our rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, we received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of Dec. 31, 2002, the retained interests had a carrying value of $45 million, of which $31 million is considered investment grade. We have no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At Dec. 31, 2002, net unrealized gains on available-for-sale fixed maturity securities included $211 million of gross unrealized gains and $28 million of gross unrealized losses. We do not classify fixed maturity securities as held-to-maturity.

At Dec. 31, 2002, we had a reserve on losses for mortgage loans totaling $6 million.

In 2002, we received $250 million of capital contributions from IDS Life.

The economy and other factors caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. We established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. We have also estimated the potential effect of future assessments on our financial position and results of operations and has established a reserve for such potential assessments.


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The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of Dec. 31, 2002, our total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.

FORWARD-LOOKING STATEMENTS

Certain statements in item #7 of this Form 10-K Annual Report contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. We undertake no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from our forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, mortality expense risk and other fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in our investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect us against losses; negative changes in our credit ratings; increasing competition in all our major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that we invest in which could affect both our balance sheet and results of operations; and outcomes of litigation.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended December 31, 2002 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus. American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


EXPERTS


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual financial statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity as of Dec. 31, 2002 and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


       Performance Information                                  p.  3
       Calculating Annuity Payouts                              p. 20
       Rating Agencies                                          p. 21
       Principal Underwriter                                    p. 21
       Independent Auditors                                     p. 21
       Financial Statements


        AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]

AMERICAN ENTERPRISE
LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

(800) 333-3437
                                                                  45211 F (5/03)

PROSPECTUS
MAY 1, 2003


AMERICAN EXPRESS

PINNACLE VARIABLE ANNUITY(SM)


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY: AMERICAN ENTERPRISE LIFE INSURANCE COMPANY (AMERICAN ENTERPRISE LIFE)

           829 AXP Financial Center
           Minneapolis, MN 55474
           Telephone: (800) 333-3437


AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT/AMERICAN ENTERPRISE MVA ACCOUNT

New Pinnacle Variable Annuity contracts are not currently being offered.


This prospectus contains information that you should know before investing. Prospectuses are also available for:

-    American Express(R) Variable Portfolio Funds

-    AIM Variable Insurance Funds

-    Fidelity(R) Variable Insurance Products - Service Class

-    Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) -
     Class 2

-    MFS(R) Variable Insurance Trust(SM)

-    Putnam Variable Trust - Class IB Shares

Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting American Enterprise Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


State variations are covered in a special contract form used in that state. This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents.

American Enterprise Life has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


American Enterprise Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

TABLE OF CONTENTS

KEY TERMS                                                                     3
THE CONTRACT IN BRIEF                                                         4
EXPENSE SUMMARY                                                               5
CONDENSED FINANCIAL INFORMATION (UNAUDITED)                                   8
FINANCIAL STATEMENTS                                                         13
PERFORMANCE INFORMATION                                                      13
THE VARIABLE ACCOUNT AND THE FUNDS                                           14
THE GUARANTEE PERIOD ACCOUNTS (GPAs)                                         18
THE ONE-YEAR FIXED ACCOUNT                                                   21
BUYING YOUR CONTRACT                                                         21
CHARGES                                                                      23
VALUING YOUR INVESTMENT                                                      26
MAKING THE MOST OF YOUR CONTRACT                                             27
WITHDRAWALS                                                                  31
TSA -- SPECIAL WITHDRAWAL PROVISIONS                                         31
CHANGING OWNERSHIP                                                           32
BENEFITS IN CASE OF DEATH                                                    32
OPTIONAL BENEFITS                                                            34
THE ANNUITY PAYOUT PERIOD                                                    38
TAXES                                                                        40
VOTING RIGHTS                                                                42
SUBSTITUTION OF INVESTMENTS                                                  42
ABOUT THE SERVICE PROVIDERS                                                  43
ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE                        44
ADDITIONAL INFORMATION                                                       49
EXPERTS                                                                      49
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY FINANCIAL INFORMATION             50
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION                 64


           AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.


AMERICAN ENTERPRISE LIFE: In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.


ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

GUARANTEE PERIOD: The number of years that a guaranteed interest rate is credited.

GUARANTEE PERIOD ACCOUNTS (GPAs): Fixed accounts to which you may make allocations of at least $1,000. These accounts have guaranteed interest rates declared for periods ranging from two to ten years. Withdrawals from the GPAs done more than 30 days before the end of the Guarantee Period will receive a Market Value Adjustment, which may result in a gain or loss of principal.

MARKET VALUE ADJUSTMENT (MVA): A positive or negative adjustment assessed if any portion of a Guarantee Period Account is withdrawn or transferred more than 30 days before the end of its Guarantee Period.

ONE-YEAR FIXED ACCOUNT: An account to which you may make allocations. Amounts you allocate to this account earn interest at rates that we declare periodically.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

-    Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.


RIDER EFFECTIVE DATE: The date you add a rider to the contract.


VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the GPAs, one-year fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.


Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use the contract to fund a retirement plan that is tax deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. But the contract has features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:


- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 14)

- the GPAs and the one-year fixed account, which earn interest at rates that we adjust periodically. Some states restrict the amount you can allocate to these accounts. The minimum required investment in each GPA is $1,000 and these accounts may not be available in all states. (p. 18)

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments to your contract. Some states have time limitations for making additional payments. (p. 21)

MINIMUM ADDITIONAL PURCHASE PAYMENTS:

        $50 for Systematic Investment Plans.
        $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS (WITHOUT PRIOR APPROVAL):
        $1,000,000 for issue ages up to 85.
        $100,000 for issue ages 86 to 90.


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. Transfers out of the GPAs done more than 30 days before the end of the Guarantee Period will be subject to a MVA, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. You may establish automated transfers among the accounts. GPAs and one-year fixed account transfers are subject to special restrictions. (p. 28)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if you make withdrawals prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 31)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 32)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 32)

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (p. 34)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the one-year fixed account. During the annuity payout period, your choices for subaccounts may be limited. The GPAs are not available during the payout period. (p. 38)


          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

TAXES: Generally, your contract grows tax deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (p. 40)

CHARGES: We assess certain charges in connection with your contract (p. 23):

-    $30 annual contract administrative charge(1);


- 0.15% variable account administrative charge (if you make allocations to one or more subaccounts);


- if you select Return of Purchase Payments (ROP) Death Benefit, a 1.00% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- if you select Maximum Anniversary Value (MAV) Death Benefit(2), a 1.10% mortality and expense risk fee (if you make allocations to one or more subaccounts);

- if you select the Benefit Protector(SM) Death Benefit Rider(3) (Benefit Protector), an annual fee of 0.25% of the contract value;

- if you select the Benefit Protector Plus Death Benefit Rider(3) (Benefit Protector Plus), an annual fee of 0.40% of the contract value;


-    withdrawal charge;

- any premium taxes that may be imposed on us by state or local governments (currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a total withdrawal); and

-    the operating expenses of the funds in which the subaccounts invest.


(1) For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year.

(2) Available if you and the annuitant are 78 or younger at contract issue.

(3) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.


EXPENSE SUMMARY


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND MAKING A WITHDRAWAL FROM THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND WILL PAY WHEN YOU MAKE A WITHDRAWAL FROM THE CONTRACT. STATE PREMIUM TAXES ALSO MAY BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE
(Contingent deferred sales charge as a percentage of purchase payments withdrawn)



         YEARS FROM PURCHASE                WITHDRAWAL CHARGE
          PAYMENT RECEIPT                     PERCENTAGE
                1                                 8%
                2                                 8
                3                                 7
                4                                 6
                5                                 5
                6                                 4
                7                                 2
                Thereafter                        0



A withdrawal charge also applies to payouts under certain annuity payout plans (see "Charges -- Withdrawal Charge" and "The Annuity Payout Period -- Annuity Payout Plans").

THE NEXT TWO TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

PERIODIC EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                           $  30
(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.)

BENEFIT PROTECTOR DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE                    0.25%*
(As a percentage of the contract value charged annually at the contract anniversary.)

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE          0.40%*
(As a percentage of the contract value charged annually at the contract anniversary.)



*  This fee apples only if you elect this optional feature.


          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES
(as a percentage of average subaccount value)


The death benefit you select determines the fees you pay.


                                                        ROP DEATH BENEFIT       MAV DEATH BENEFIT
VARIABLE ACCOUNT ADMINISTRATIVE CHARGE                       0.15%                     0.15%
MORTALITY AND EXPENSE RISK FEE                               1.00                      1.10
TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES                       1.15%                     1.25%


ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS
(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                  MINIMUM        MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements        .67%           1.24%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                           GROSS TOTAL
                                                                MANAGEMENT       12b-1         OTHER          ANNUAL
                                                                   FEES          FEES         EXPENSES       EXPENSES
AXP(R) Variable Portfolio -
      Blue Chip Advantage Fund                                     .53%          .13%           .13%           .79%(1)
      Bond Fund                                                    .60           .13            .07            .80(1)
      Cash Management Fund                                         .51           .13            .05            .69(1)
      Diversified Equity Income Fund                               .56           .13            .18            .87(1)
      Extra Income Fund                                            .62           .13            .08            .83(1)
      Managed Fund                                                 .60           .13            .04            .77(1)
      NEW DIMENSIONS FUND(R)                                       .61           .13            .05            .79(1)
      Small Cap Advantage Fund                                     .73           .13            .25           1.11(1)
AIM V.I.
      Capital Appreciation Fund, Series I Shares                   .61            --            .24            .85(2)
      Premier Equity Fund, Series I Shares                         .61            --            .24            .85(2)
Fidelity(R) VIP
      Balanced Portfolio Service Class                             .43           .10            .14            .67(3)
      Growth Portfolio Service Class                               .58           .10            .09            .77(3)
      Growth & Income Portfolio Service Class                      .48           .10            .11            .69(3)
      Mid Cap Portfolio Service Class                              .58           .10            .12            .80(3)
FTVIPT
      Franklin Small Cap Fund - Class 2                            .53           .25            .31           1.09(4),(5)
      Franklin Small Cap Value Securities Fund - Class 2           .59           .25            .20           1.04(4),(5)
      Mutual Shares Securities Fund - Class 2                      .60           .25            .21           1.06(4),(5)
      Templeton Foreign Securities Fund - Class 2                  .70           .25            .20           1.15(4),(5)
MFS(R)
      Investors Trust Series - Initial Class                       .75            --            .13            .88(6)
      New Discovery Series - Initial Class                         .90            --            .15           1.05(6)
      Total Return Series - Initial Class                          .75            --            .11            .86(6)
      Utilities Series - Initial Class                             .75            --            .19            .94(6)


          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                      GROSS TOTAL
                                                                                MANAGEMENT       12b-1      OTHER        ANNUAL
                                                                                   FEES          FEES      EXPENSES     EXPENSES
Putnam Variable Trust
      Putnam VT Growth and Income Fund - Class IB Shares                           .48%          .25%        .04%         .77%(3)
      Putnam VT Income Fund - Class IB Shares                                      .59           .25         .09          .93(3)
      Putnam VT International Equity Fund - Class IB Shares                        .77           .25         .22         1.24(3)
      (previously Putnam VT International Growth Fund - Class IB Shares)
      Putnam VT Vista Fund - Class IB Shares                                       .64           .25         .10          .99(3)

We entered into certain arrangements under which we are compensated by the funds' advisers and/or distributors for the administrative services we provide to these funds.

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2002.

(2) Figures shown in the table are for the year ended Dec. 31, 2002 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(3) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2002.

(4) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus.

(5) The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order of the Securities and Exchange Commission.

(6) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.04% for New Discovery Series and 0.93% for Utilities Series.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you selected the MAV death benefit and the optional BPP. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                                      IF YOU DO NOT SURRENDER YOUR CONTRACT
                                    IF YOU SURRENDER YOUR CONTRACT                   OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                AT THE END OF THE APPLICABLE TIME PERIOD:            AT THE END OF THE APPLICABLE TIME PERIOD:
                             1 YEAR       3 YEARS       5 YEARS     10 YEARS      1 YEAR       3 YEARS      5 YEARS     10 YEARS
                            $ 1,103.71   $ 1,629.12   $ 2,079.33  $  3,319.88   $   303.71   $   929.12   $ 1,579.33   $ 3,319.88



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP death benefit and do not select any optional riders. Although your actual costs maybe higher or lower, based on these assumptions, your costs would be:



                                                                                     IF YOU DO NOT SURRENDER YOUR CONTRACT
                                      IF YOU SURRENDER YOUR CONTRACT                OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                                 AT THE END OF THE APPLICABLE TIME PERIOD:          AT THE END OF THE APPLICABLE TIME PERIOD:
                              1 YEAR      3 YEARS       5 YEARS    10 YEARS       1 YEAR      3 YEARS      5 YEARS      10 YEARS
                            $   994.03   $ 1,300.09   $ 1,531.37   $ 2,230.49   $   194.03   $   600.09   $ 1,031.37   $ 2,230.49



* In these examples, the $30 contract administrative charge is approximated as a .073% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.


YEAR ENDED DEC. 31,                                                                     2002     2001     2000     1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                          $0.79    $0.96    $1.09    $1.00
Accumulation unit value at end of period                                                $0.60    $0.79    $0.96    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                   964      943      200       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PBCA2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BLUE CHIP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                          $0.79    $0.96    $1.09    $1.00
Accumulation unit value at end of period                                                $0.61    $0.79    $0.96    $1.09
Number of accumulation units outstanding at end of period (000 omitted)                     3        2       17       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PBND1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                          $1.11    $1.05    $1.01    $1.00
Accumulation unit value at end of period                                                $1.16    $1.11    $1.05    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                   179       99       82       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PBND2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                          $1.12    $1.05    $1.01    $1.00
Accumulation unit value at end of period                                                $1.17    $1.12    $1.05    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                    32       24       --       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PCMG1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                          $1.08    $1.05    $1.01    $1.00
Accumulation unit value at end of period                                                $1.08    $1.08    $1.05    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                 2,516    2,250       --       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%
Simple yield(3)                                                                         (0.50%)   0.34%    4.70%    4.62%
Compound yield(3)                                                                       (0.50%)   0.34%    4.81%    4.73%

SUBACCOUNT PCMG2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                          $1.08    $1.05    $1.01    $1.00
Accumulation unit value at end of period                                                $1.08    $1.08    $1.05    $1.01
Number of accumulation units outstanding at end of period (000 omitted)                   161      284       --       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%
Simple yield(3)                                                                         (0.41%)   0.42%    4.58%    4.82%
Compound yield(3)                                                                       (0.41%)   0.42%    4.69%    4.93%

SUBACCOUNT PDEI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                          $1.01    $1.00    $1.02    $1.00
Accumulation unit value at end of period                                                $0.81    $1.01    $1.00    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                   536      342      244       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PDEI2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND)
Accumulation unit value at beginning of period                                          $1.01    $1.00    $1.02    $1.00
Accumulation unit value at end of period                                                $0.81    $1.01    $1.00    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                    25       26       --       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PEXI1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                          $0.96    $0.92    $1.03    $1.00
Accumulation unit value at end of period                                                $0.88    $0.96    $0.92    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                 1,027      821      278       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                     2002     2001     2000     1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PEXI2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - EXTRA INCOME FUND)
Accumulation unit value at beginning of period                                          $0.96    $0.92    $1.03    $1.00
Accumulation unit value at end of period                                                $0.89    $0.96    $0.92    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                    96       40       --       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PMGD1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                          $0.92    $1.04    $1.08    $1.00
Accumulation unit value at end of period                                                $0.79    $0.92    $1.04    $1.08
Number of accumulation units outstanding at end of period (000 omitted)                   179      151        5       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PMGD2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                          $0.92    $1.04    $1.08    $1.00
Accumulation unit value at end of period                                                $0.79    $0.92    $1.04    $1.08
Number of accumulation units outstanding at end of period (000 omitted)                   135      173        1       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PNDM1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                          $0.85    $1.03    $1.15    $1.00
Accumulation unit value at end of period                                                $0.66    $0.85    $1.03    $1.15
Number of accumulation units outstanding at end of period (000 omitted)                 4,063    3,478    1,937       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PNDM2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - NEW DIMENSIONS FUND(R))
Accumulation unit value at beginning of period                                          $0.85    $1.04    $1.15    $1.00
Accumulation unit value at end of period                                                $0.66    $0.85    $1.04    $1.15
Number of accumulation units outstanding at end of period (000 omitted)                   339       58        9       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PSCA1(1) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                          $1.06    $1.14    $1.11    $1.00
Accumulation unit value at end of period                                                $0.87    $1.06    $1.14    $1.11
Number of accumulation units outstanding at end of period (000 omitted)                   366      276       85       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PSCA2(2) (INVESTING IN SHARES OF AXP(R) VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                          $1.06    $1.15    $1.11    $1.00
Accumulation unit value at end of period                                                $0.87    $1.06    $1.15    $1.11
Number of accumulation units outstanding at end of period (000 omitted)                    32       11       --       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PCAP1(1) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                          $0.84    $1.11    $1.26    $1.00
Accumulation unit value at end of period                                                $0.63    $0.84    $1.11    $1.26
Number of accumulation units outstanding at end of period (000 omitted)                 3,148    3,345    1,103       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PCAP2(2) (INVESTING IN SHARES OF AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                          $0.84    $1.11    $1.26    $1.00
Accumulation unit value at end of period                                                $0.63    $0.84    $1.11    $1.26
Number of accumulation units outstanding at end of period (000 omitted)                   131       78       29       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PVAL1(1) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                          $0.81    $0.94    $1.11    $1.00
Accumulation unit value at end of period                                                $0.56    $0.81    $0.94    $1.11
Number of accumulation units outstanding at end of period (000 omitted)                 9,970   10,352    4,769       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PVAL2(2) (INVESTING IN SHARES OF AIM V.I. PREMIER EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of period                                          $0.81    $0.94    $1.11    $1.00
Accumulation unit value at end of period                                                $0.56    $0.81    $0.94    $1.11
Number of accumulation units outstanding at end of period (000 omitted)                   422      274       --       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                     2002     2001     2000     1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PBAL1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                          $0.93    $0.96    $1.02    $1.00
Accumulation unit value at end of period                                                $0.84    $0.93    $0.96    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                   511      350       66       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PBAL2(2) (INVESTING IN SHARES OF FIDELITY(R) VIP BALANCED PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                          $0.93    $0.96    $1.02    $1.00
Accumulation unit value at end of period                                                $0.84    $0.93    $0.96    $1.02
Number of accumulation units outstanding at end of period (000 omitted)                    68       59       --       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PGRO1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                          $0.83    $1.02    $1.16    $1.00
Accumulation unit value at end of period                                                $0.57    $0.83    $1.02    $1.16
Number of accumulation units outstanding at end of period (000 omitted)                   208      445      365       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PGRO2(2) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                          $0.83    $1.02    $1.16    $1.00
Accumulation unit value at end of period                                                $0.57    $0.83    $1.02    $1.16
Number of accumulation units outstanding at end of period (000 omitted)                   159      152      129       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PGRI1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                          $0.88    $0.98    $1.03    $1.00
Accumulation unit value at end of period                                                $0.72    $0.88    $0.98    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                   435      425       85       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PGRI2(2) (INVESTING IN SHARES OF FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                          $0.88    $0.98    $1.03    $1.00
Accumulation unit value at end of period                                                $0.72    $0.88    $0.98    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                   145       90        3       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PMDC1(1) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                          $1.56    $1.63    $1.24    $1.00
Accumulation unit value at end of period                                                $1.39    $1.56    $1.63    $1.24
Number of accumulation units outstanding at end of period (000 omitted)                 1,810    1,254      206       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PMDC2(2) (INVESTING IN SHARES OF FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS)
Accumulation unit value at beginning of period                                          $1.56    $1.63    $1.24    $1.00
Accumulation unit value at end of period                                                $1.39    $1.56    $1.63    $1.24
Number of accumulation units outstanding at end of period (000 omitted)                   298      202       11       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PSMC1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $1.01    $1.21    $1.43    $1.00
Accumulation unit value at end of period                                                $0.71    $1.01    $1.21    $1.43
Number of accumulation units outstanding at end of period (000 omitted)                 4,574    2,844      855       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PSMC2(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $1.01    $1.21    $1.43    $1.00
Accumulation unit value at end of period                                                $0.71    $1.01    $1.21    $1.43
Number of accumulation units outstanding at end of period (000 omitted)                   546      261       21       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PVAS1(1) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $1.45    $1.29    $1.04    $1.00
Accumulation unit value at end of period                                                $1.30    $1.45    $1.29    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                    47        2       --       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                     2002     2001     2000     1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PVAS2(2) (INVESTING IN SHARES OF FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $1.45    $1.29    $1.04    $1.00
Accumulation unit value at end of period                                                $1.30    $1.45    $1.29    $1.04
Number of accumulation units outstanding at end of period (000 omitted)                    --       --       --       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PMSS1(1) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $1.22    $1.16    $1.03    $1.00
Accumulation unit value at end of period                                                $1.06    $1.22    $1.16    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                 2,393      252       --       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PMSS2(2) (INVESTING IN SHARES OF FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $1.22    $1.16    $1.03    $1.00
Accumulation unit value at end of period                                                $1.07    $1.22    $1.16    $1.03
Number of accumulation units outstanding at end of period (000 omitted)                   285       63        5       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PINT1(1),(4) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $0.90    $1.09    $1.13    $1.00
Accumulation unit value at end of period                                                $0.73    $0.90    $1.09    $1.13
Number of accumulation units outstanding at end of period (000 omitted)                   296      145       16       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PINT2(2),(4) (INVESTING IN SHARES OF FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2)
Accumulation unit value at beginning of period                                          $0.90    $1.09    $1.13    $1.00
Accumulation unit value at end of period                                                $0.73    $0.90    $1.09    $1.13
Number of accumulation units outstanding at end of period (000 omitted)                    89       29       12       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PGIS1(1) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                          $0.86    $1.04    $1.05    $1.00
Accumulation unit value at end of period                                                $0.67    $0.86    $1.04    $1.05
Number of accumulation units outstanding at end of period (000 omitted)                 1,578    1,377      295       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PGIS2(2) (INVESTING IN SHARES OF MFS(R) INVESTORS TRUST SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                          $0.86    $1.04    $1.05    $1.00
Accumulation unit value at end of period                                                $0.67    $0.86    $1.04    $1.05
Number of accumulation units outstanding at end of period (000 omitted)                     2        9        8       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PNDS1(1) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                          $1.30    $1.38    $1.43    $1.00
Accumulation unit value at end of period                                                $0.88    $1.30    $1.38    $1.43
Number of accumulation units outstanding at end of period (000 omitted)                    32       18       19       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PNDS2(2) (INVESTING IN SHARES OF MFS(R) NEW DISCOVERY SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                          $1.30    $1.38    $1.43    $1.00
Accumulation unit value at end of period                                                $0.88    $1.30    $1.38    $1.43
Number of accumulation units outstanding at end of period (000 omitted)                    27       14       14       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PTRS1(1) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                          $1.13    $1.14    $1.00    $1.00
Accumulation unit value at end of period                                                $1.06    $1.13    $1.14    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                    74       77       25       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PTRS2(2) (INVESTING IN SHARES OF MFS(R) TOTAL RETURN SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                          $1.14    $1.15    $1.00    $1.00
Accumulation unit value at end of period                                                $1.06    $1.14    $1.15    $1.00
Number of accumulation units outstanding at end of period (000 omitted)                    45       36        6       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

YEAR ENDED DEC. 31,                                                                     2002     2001     2000     1999
------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT PUTS1(1) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                          $0.90    $1.20    $1.14    $1.00
Accumulation unit value at end of period                                                $0.69    $0.90    $1.20    $1.14
Number of accumulation units outstanding at end of period (000 omitted)                 1,631    1,999    1,109       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PUTS2(2) (INVESTING IN SHARES OF MFS(R) UTILITIES SERIES - INITIAL CLASS)
Accumulation unit value at beginning of period                                          $0.90    $1.21    $1.14    $1.00
Accumulation unit value at end of period                                                $0.69    $0.90    $1.21    $1.14
Number of accumulation units outstanding at end of period (000 omitted)                    36       37        9       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PGIN1(1) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $0.95    $1.03    $0.97    $1.00
Accumulation unit value at end of period                                                $0.76    $0.95    $1.03    $0.97
Number of accumulation units outstanding at end of period (000 omitted)                 1,583      963      146       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PGIN2(2) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $0.96    $1.03    $0.97    $1.00
Accumulation unit value at end of period                                                $0.77    $0.96    $1.03    $0.97
Number of accumulation units outstanding at end of period (000 omitted)                   405      320       59       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PINC1(1) (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $1.12    $1.06    $0.99    $1.00
Accumulation unit value at end of period                                                $1.19    $1.12    $1.06    $0.99
Number of accumulation units outstanding at end of period (000 omitted)                    79       28        5       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PINC2(2) (INVESTING IN SHARES OF PUTNAM VT INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $1.12    $1.06    $0.99    $1.00
Accumulation unit value at end of period                                                $1.20    $1.12    $1.06    $0.99
Number of accumulation units outstanding at end of period (000 omitted)                    29       16       16       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PIGR1(1) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $0.90    $1.15    $1.29    $1.00
Accumulation unit value at end of period                                                $0.73    $0.90    $1.15    $1.29
Number of accumulation units outstanding at end of period (000 omitted)                 4,994    4,731    2,474       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PIGR2(2) (INVESTING IN SHARES OF PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES)
(PREVIOUSLY PUTNAM VT INTERNATIONAL GROWTH FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $0.90    $1.15    $1.29    $1.00
Accumulation unit value at end of period                                                $0.73    $0.90    $1.15    $1.29
Number of accumulation units outstanding at end of period (000 omitted)                   219      173       30       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%

SUBACCOUNT PVIS1(1) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $0.81    $1.23    $1.30    $1.00
Accumulation unit value at end of period                                                $0.55    $0.81    $1.23    $1.30
Number of accumulation units outstanding at end of period (000 omitted)                 3,317    4,035    1,798       --
Ratio of operating expense to average net assets                                         1.25%    1.25%    1.25%    1.25%

SUBACCOUNT PVIS2(2) (INVESTING IN SHARES OF PUTNAM VT VISTA FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                          $0.81    $1.23    $1.30    $1.00
Accumulation unit value at end of period                                                $0.56    $0.81    $1.23    $1.30
Number of accumulation units outstanding at end of period (000 omitted)                   187      104       19       --
Ratio of operating expense to average net assets                                         1.15%    1.15%    1.15%    1.15%


(1)  Operations commenced on Nov. 9, 1999.

(2)  Operations commenced on Nov. 11, 1999.

(3) Net of annual contract administrative charge and mortality and expense risk fee.


(4) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.


          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

FINANCIAL STATEMENTS


You can find the audited financial statements of the subaccounts with financial history in the SAI. You can find our audited financial statements later in this prospectus.


PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

We may show total return quotations by means of schedules, charts or graphs. Total return figures reflect deduction of the following charges:

-  contract administrative charge,

-  variable account administrative charge,

-  applicable mortality and expense risk fee,

-  Benefit Protector Plus fee, and

- withdrawal charge (assuming a full withdrawal at the end of the illustrated period).

We may also show optional total return quotations that reflect deduction of the Benefit Protector fee.

We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal), or fees for any of the optional features.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS


You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:



SUBACCOUNT      INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
PBCA1           AXP(R) Variable Portfolio -    Objective: long-term total return exceeding that     IDS Life Insurance
PBCA2           Blue Chip Advantage Fund       of the U.S. stock market. Invests primarily in       Company  (IDS Life),
                                               blue chip stocks. Blue chip stocks are issued by     adviser;  American
                                               companies with a market capitalization of at least   Express Financial
                                               $1 billion, an established management, a history     Corporation (AEFC),
                                               of consistent earnings and a leading position        subadviser.
                                               within their respective industries.

PBND1           AXP(R) Variable Portfolio -    Objective: high level of current income while        IDS Life, adviser; AEFC,
PBND2           Bond Fund                      conserving the value of the investment and           subadviser.
                                               continuing a high level of income for the longest
                (effective 6-27-03 AXP(R)      time period. Invests primarily in bonds and other
                Variable  Portfolio - Bond     debt obligations.
                Fund will change to AXP(R)
                Variable Portfolio -
                Diversified Bond Fund)

PCMG1           AXP(R) Variable Portfolio -    Objective: maximum current income consistent with    IDS Life, adviser; AEFC,
PCMG2           Cash Management Fund           liquidity and stability of principal. Invests        subadviser.
                                               primarily in money market securities.

PDEI1           AXP(R) Variable Portfolio -    Objective: high level of current income and, as a    IDS Life, adviser; AEFC,
PDEI2           Diversified Equity  Income     secondary goal, steady growth of capital. Invests    subadviser.
                Fund                           primarily in dividend-paying common and preferred
                                               stocks.

PEXI1           AXP(R) Variable Portfolio -    Objective: high current income, with capital         IDS Life, adviser; AEFC,
PEXI2           Extra Income Fund              growth as a secondary objective. Invests primarily   subadviser.
                                               in high-yielding, high-risk corporate bonds (junk
                (effective 6-27-03  AXP(R)     bonds) issued by U.S. and foreign companies and
                Variable Portfolio - Extra     governments.
                Income Fund will change to
                AXP(R) Variable Portfolio -
                High Yield  Bond Fund)

PMGD1           AXP(R) Variable Portfolio -    Objective: maximum total investment return through   IDS Life, adviser; AEFC,
PMGD2           Managed Fund                   a combination of capital growth and current          subadviser.
                                               income. Invests primarily in a combination of
                                               common and preferred  stocks, convertible
                                               securities, bonds and other debt securities.

PNDM1           AXP(R) Variable Portfolio -    Objective: long-term growth of capital. Invests      IDS Life, adviser; AEFC,
PNDM2           NEW DIMENSIONS FUND(R)         primarily in common stocks showing potential for     subadviser.
                                               significant growth.


          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

SUBACCOUNT      INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
PSCA1           AXP(R) Variable Portfolio -    Objective: long-term capital growth. Invests         IDS Life, adviser; AEFC,
PSCA2           Small Cap Advantage Fund       primarily in equity stocks of small companies        subadviser; Kenwood
                                               that are often included in the  Russell 2000         Capital Management LLC,
                                               Index and/or have market capitalization under $2     subadviser.
                                               billion.

PCAP1           AIM V.I. Capital               Objective: growth of capital. Invests principally    A I M Advisors, Inc.
PCAP2           Appreciation Fund, Series I    in common stocks of companies likely to benefit
                Shares                         from new or innovative products, services or
                                               processes as well as those with above-average
                                               growth and excellent prospects for future growth.
                                               The Fund may invest up to 25% of its assets in
                                               foreign securities.

PVAL1           AIM V.I. Premier Equity        Objective: long-term growth of capital with          A I M Advisors, Inc.
PVAL2           Fund, Series I Shares          income as a secondary objective. Invests normally
                                               at least 80% of its net assets, plus the amount
                                               of any borrowings for investment purposes, in
                                               equity securities including convertible
                                               securities. The fund also may invest in preferred
                                               stocks and debt instruments that have prospects
                                               for growth of capital. The Fund may invest up to
                                               25% of its assets in foreign securities.

PBAL1           Fidelity(R) VIP Balanced       Objective: seeks income and capital growth           Fidelity Management &
PBAL2           Portfolio Service Class        consistent with reasonable risk. Invests             Research Company (FMR),
                                               approximately 60% of assets in stocks and other      investment manager; FMR
                                               equity securities and the remainder in bonds and     U.K., FMR Far East and
                                               other debt securities, including lower-quality       Fidelity Investments
                                               debt securities, when its outlook is neutral.        Money Market Management
                                               Invests at least 25% of total assets in              Inc. (FIMM),
                                               fixed-income senior securities (including debt       sub-investment advisers.
                                               securities and preferred stock). The fund invests
                                               in domestic and foreign issuers.

PGRO1           Fidelity(R) VIP Growth         Objective: seeks to achieve capital appreciation.    FMR, investment manager;
PGRO2           Portfolio Service Class        Normally invests primarily n common stocks of        FMR U.K., FMR Far East,
                                               foreign and domestic companies that it believes      sub-investment advisers.
                                               have above-average growth potential.

PGRI1           Fidelity(R) VIP Growth &       Objective: seeks high total return through a         FMR, investment manager;
PGRI2           Income Portfolio  Service      combination of current income and capital            FMR U.K., FMR Far East,
                Class                          appreciation. Normally invests a majority of         sub-investment advisers.
                                               assets in common stocks of foreign and domestic
                                               issuers with a focus on those that pay current
                                               dividends and show potential for capital
                                               appreciation.  May invest in bonds, including
                                               lower-quality debt securities, as well as stocks
                                               that are not currently paying dividends, but
                                               offer prospects for future income or capital
                                               appreciation.

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

SUBACCOUNT      INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
PMDC1           Fidelity(R) VIP Mid Cap        Objective: seeks long-term growth of capital.        FMR, investment manager;
PMDC2           Portfolio Service Class        Normally invests at least 80% of assets in           FMR U.K., FMR Far East,
                                               securities of foreign and domestic companies with    sub-investment advisers.
                                               medium market capitalization common stocks.
                                               Invests in growth or value common stocks. May
                                               invest in companies with smaller or larger market
                                               capitalizations.

PSMC1           FTVIPT Franklin Small Cap      Seeks long-term capital growth. The Fund normally    Franklin Advisers, Inc.
PSMC2           Fund - Class 2                 invests at least 80% of its net assets in
                                               investments of small capitalization companies.
                                               For this Fund, small cap companies are those
                                               with market capitalization values not
                                               exceeding (i) $1.5 billion; or (ii) the highest
                                               market capitalization value in the Russell 2000(R)
                                               Index, whichever is greater, at the time of
                                               purchase.

PVAS1           FTVIPT Franklin Small Cap      Seeks long-term total return. The Fund normally      Franklin Advisory
PVAS2           Value Securities Fund -        invests at least 80% of its net assets in            Services, LLC
                Class 2                        investments of small capitalization companies.
                                               For this Fund, small cap companies are those with
                                               market cap values not exceeding $2.5 billion, at
                                               the time of purchase. The Fund's manager invests
                                               in small companies that it believes are
                                               undervalued.

PMSS1           FTVIPT Mutual Shares           Seeks capital appreciation, with income as a         Franklin Mutual Advisers,
PMSS2           Securities Fund - Class 2      secondary goal. The Fund normally invests mainly     LLC
                                               in U.S. equity securities that the Fund's manager
                                               believes are available at market prices less
                                               than their intrinsic value on certain recognized
                                               or objective criteria, including undervalued
                                               stocks, restructuring companies and distressed
                                               companies.

PINT1           FTVIPT Templeton Foreign       Seeks long-term capital growth. The Fund normally    Templeton Investment
PINT2           Securities Fund - Class 2      invests at least 80% of its net assets in            Counsel, LLC
                                               investments, primarily equity securities, of
                                               issuers located outside the U.S., including those
                                               in emerging markets.

PGIS1           MFS(R) Investors Trust Series  Objective: long-term growth of capital with a        MFS Investment Management(R)
PGIS2           - Initial Class                secondary objective to seek reasonable current
                                               income. Invests primarily in common stocks and
                                               related securities, such as preferred
                                               stocks, convertible securities and depository
                                               receipts for those securities.

PNDS1           MFS(R) New Discovery Series -  Objective: capital appreciation. Invests in at       MFS Investment Management(R)
PNDS2           Initial Class                  least 65% of its net assets in in equity
                                               securities of emerging growth companies.


          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

SUBACCOUNT      INVESTING IN                   INVESTMENT OBJECTIVES AND POLICIES                   INVESTMENT ADVISER
PTRS1           MFS(R) Total Return Series -   Objective: above-average income consistent with      MFS Investment Management(R)
PTRS2           Initial Class                  the prudent employment of capital, with growth
                                               of capital and income as a secondary objective.
                                               Invests primarily in a combination of equity and
                                               fixed income securities.

PUTS1           MFS(R) Utilities Series -      Objective: capital growth and current income.        MFS Investment Management(R)
PUTS2           Initial Class                  Invests primarily in equity and debt securities
                                               of domestic and foreign companies in the
                                               utilities industry.

PGIN1           Putnam VT Growth and Income    Objective: capital growth and current income.        Putnam Investment
PGIN2           Fund - Class IB Shares         The fund pursues its goal by investing mainly in     Management, LLC
                                               common stocks of U.S. companies with a focus on
                                               value stocks that offer the potential for
                                               capital growth, current income or both.

PINC1           Putnam VT Income Fund - Class  Objective: high current income consistent with       Putnam Investment
PINC2           IB Shares                      what Putnam Investment Management, LLC believes      Management, LLC
                                               to be prudent risk. The fund pursues its goal
                                               by investing mainly in bonds that (i) are
                                               obligations of corporations and governments
                                               worldwide denominated in U.S. dollars,
                                               (ii) are either investment-grade or below
                                               investment-grade (junk bonds) and (iii) have
                                               intermediate to long-term maturities (three
                                               years or longer).

PIGR1           Putnam VT International        Objective: capital appreciation. The fund            Putnam Investment
PIGR2           Equity Fund - Class IB         pursues its goal by investing mainly in common       Management, LLC
                Shares                         stocks of companies outside the United States.

                (previously Putnam VT
                International Growth Fund -
                Class IB Shares)

PVIS1           Putnam VT Vista Fund -         Objective: capital appreciation. The fund            Putnam Investment
PVIS2           Class IB Shares                pursues its goal by investing mainly in common       Management, LLC
                                               stocks of U.S. companies with a focus on growth
                                               stocks.


          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.


The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.


Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


THE GUARANTEE PERIOD ACCOUNTS (GPAs)


You may allocate purchase payments to one or more of the GPAs with Guarantee Periods ranging from two to ten years. The minimum required investment in each GPA is $1,000. These accounts are not available in all states and are not offered after annuity payouts begin. Some states also restrict the amount you can allocate to these accounts.

Each GPA pays an interest rate that is declared when you make an allocation to that account. That interest rate is then fixed for the Guarantee Period that you chose. We will periodically change the declared interest rate for any future allocations to these accounts, but we will not change the rate paid on contract value currently in a GPA.


The interest rates that we will declare as guaranteed rates in the future are determined by us at our discretion. We will determine these rates based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition and American Enterprise Life's revenues and other expenses. WE CANNOT PREDICT NOR CAN WE GUARANTEE FUTURE GUARANTEED INTEREST RATES.

You may transfer or withdraw contract value out of the GPAs within 30 days before the end of the Guarantee Period without receiving a MVA (see "Market Value Adjustment (MVA)" below.) During this 30 day window, you may choose to start a new Guarantee Period of the same length, transfer the contract value to another GPA, transfer the contract value to any of the subaccounts, or withdraw the contract value from the contract (subject to applicable withdrawal provisions). If we do not receive any instructions at the end of your Guarantee Period our current practice is to automatically transfer the contract value into the one-year fixed account.


          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

We hold amounts you allocate to the GPAs in a "nonunitized" separate account we have established under the Indiana Insurance Code. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the GPAs. State insurance law prohibits us from charging this separate account with liabilities of any other separate account or of our general business. We own the assets of this separate account as well as any favorable investment performance of those assets. You do not participate in the performance of the assets held in this separate account. We guarantee all benefits relating to your value in the GPAs. This guarantee is based on the continued claims-paying ability of the company.

We intend to construct and manage the investment portfolio relating to the separate account using a strategy known as "immunization." Immunization seeks to lock in a defined return on the pool of assets versus the pool of liabilities over a specified time horizon. Since the return on the assets versus the liabilities is locked in, it is "immune" to any potential fluctuations in interest rates during the given time. We achieve immunization by constructing a portfolio of assets with a price sensitivity to interest rate changes (i.e., price duration) that is essentially equal to the price duration of the corresponding portfolio of liabilities. Portfolio immunization provides us with flexibility and efficiency in creating and managing the asset portfolio, while still assuring safety and soundness for funding liability obligations.

We must invest this portfolio of assets in accordance with requirements established by applicable state laws regarding the nature and quality of investments that life insurance companies may make and the percentage of their assets that they may commit to any particular type of investment. Our investment strategy will incorporate the use of a variety of debt instruments having price durations tending to match the applicable Guarantee Periods. These instruments include, but are not necessarily limited to, the following:

- Securities issued by the U.S. government or its agencies or instrumentalities, which issues may or may not be guaranteed by the U.S. government;

- Debt securities that have an investment grade, at the time of purchase, within the four highest grades assigned by any of three nationally recognized rating agencies -- Standard & Poor's, Moody's Investors Service or Fitch (formerly Duff & Phelp's) -- or are rated in the two highest grades by the National Association of Insurance Commissioners;

- Other debt instruments which are unrated or rated below investment grade, limited to 10% of assets at the time of purchase; and

- Real estate mortgages, limited to 45% of portfolio assets at the time of acquisition.

In addition, options and futures contracts on fixed income securities will be used from time to time to achieve and maintain appropriate investment and liquidity characteristics on the overall asset portfolio.

While this information generally describes our investment strategy, we are not obligated to follow any particular strategy except as may be required by federal law and Indiana and other state insurance laws.

MARKET VALUE ADJUSTMENT (MVA)

We guarantee the contract value allocated to your GPA, including the interest credited, if you do not make any transfers or withdrawals from that GPA prior to 30 days before the end of the Guarantee Period. However, we will apply an MVA if a transfer or withdrawal occurs prior to this time, unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. The MVA also affects amounts withdrawn from a GPA prior to 30 days before the end of the Guarantee Period that are used to purchase payouts under an annuity payout plan. We will refer to all of these transactions as "early withdrawals" in the discussion below.

When you request an early withdrawal, we adjust the early withdrawal amount by an MVA formula. The early withdrawal amount reflects the relationship between the guaranteed interest rate you are earning in your current GPA and the interest rate we are crediting on new GPAs that end at the same time as your current GPA.

The MVA is sensitive to changes in current interest rates. The magnitude of any applicable MVA will depend on our current schedule of guaranteed interest rates at the time of the withdrawal, the time remaining in your Guarantee Period and your guaranteed interest rate. The MVA is negative, zero or positive depending on how the guaranteed interest rate on your GPA compares to the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA.

Before we look at the MVA formula, it may help to look in a general way at how comparing your GPA's guaranteed rate and the rate for a new GPA affects the MVA.

Relationship between your GPA's guaranteed rate and the new GPA guaranteed rate for the same time as the Guarantee Period remaining on your GPA:

                IF YOUR GPA RATE IS:                              THE MVA IS:

                Less than the new GPA rate + 0.10%                 Negative

                Equal to the new GPA rate + 0.10%                  Zero

                Greater than the new GPA rate + 0.10%              Positive

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

GENERAL EXAMPLES

Assume:

- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.

- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.

- After three years, you decide to make a withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

Remember that the MVA depends partly on the interest rate of a new GPA for the same number of years as the Guarantee Period remaining on your GPA. In this case, that is seven years.

EXAMPLE 1: Remember that your GPA is earning 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. We add 0.10% to the 5.0% rate to get 5.10%. Your GPA's 4.5% rate is less than the 5.10% rate and, as reflected in the table above, the MVA will be negative.

EXAMPLE 2: Remember again that your GPA is earning 4.5%, and assume that new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. We add 0.10% to the 4.0% rate to get 4.10%. In this example, since your GPA's 4.5% rate is greater than the 4.10% rate, the MVA will be positive. To determine that adjustment precisely, you will have to use the formula described below.

SAMPLE MVA CALCULATIONS
The precise MVA formula we apply is as follows:


   EARLY WITHDRAWAL AMOUNT X [(          1 + i          ) (TO THE POWER OF n/12) - 1] = MVA
                                 ---------------------
                                     1 + j + .001


      Where i = rate earned in the GPA from which amounts are being transferred or withdrawn.

            j = current rate for a new Guaranteed Period equal to the remaining term in the current Guarantee Period.

            n = number of months remaining in the current Guarantee Period
                (rounded up).

EXAMPLES

Using assumptions similar to those we used in the examples above:
- You purchase a contract and allocate part of your purchase payment to the ten-year GPA.
- We guarantee an interest rate of 4.5% annually for your ten-year Guarantee Period.
- After three years, you decide to make a $1,000 withdrawal from your GPA. In other words, there are seven years left in your Guarantee Period.

EXAMPLE 1: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 5.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.045          ) (TO THE POWER OF 84/12) - 1] = -$39.28
                ---------------------
                   1 + .05 + .001

In this example, the MVA is a negative $39.28.

EXAMPLE 2: You request an early withdrawal of $1,000 from your ten-year GPA earning a guaranteed interest rate of 4.5%. Assume at the time of your withdrawal new GPAs that we offer with a seven-year Guarantee Period are earning 4.0%. Using the formula above, we determine the MVA as follows:

   $1,000 X [(          1.045          )(TO THE POWER OF 84/12) - 1] = $27.21
                ---------------------
                   1 + .04 + .001

In this example, the MVA is a positive $27.21.

Please note that when you allocate your purchase payment to the ten-year GPA and your purchase payment is in its fourth year from receipt at the beginning of the Guarantee Period, your withdrawal charge percentage is 6%. (See "Charges -- Withdrawal Charge.") We do not apply MVAs to the amounts we deduct for withdrawal charges, so we would deduct the withdrawal charge from your early withdrawal after we applied the MVA. Also note that when you request an early withdrawal, we withdraw an amount from your GPA that will give you the net amount you requested after we apply the MVA and any applicable withdrawal charge, unless you request otherwise.

The current interest rate we offer on the GPA will change periodically at our discretion. It is the rate we are then paying on purchase payments, renewals and transfers paid under this class of contracts for Guarantee Period durations equaling the remaining Guarantee Period of the GPA to which the formula is being applied.

We will not apply MVAs to amounts withdrawn for annual contract charges, to amounts we pay as death claims or to automatic transfers from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy. In some states, the MVA is limited.

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

THE ONE-YEAR FIXED ACCOUNT


You may also allocate purchase payments or transfer accumulated value to the one-year fixed account. Some states may restrict the amount you can allocate to this account. We back the principal and interest guarantees relating to the one-year fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the one-year fixed account increases as we credit interest to the account. Purchase payments and transfers to the one-year fixed account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap day (Feb.
29). The interest rate we apply to each purchase payment and transfer to the one-year fixed account is guaranteed for one year. Thereafter we will change the rates from time-to-time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing American Enterprise Life annuities, product design, competition, and American Enterprise Life's revenues and expenses.


Interest in the one-year fixed account is not required to be registered with the SEC. However, the MVA interests under the contracts are registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the one-year fixed account (but the SEC does review the disclosures in this prospectus on the MVA interests). Disclosures regarding the one-year fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the one-year fixed account.)

BUYING YOUR CONTRACT


New contracts are not currently being offered.


As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or be the annuitant if you are 90 or younger.


When you applied, you selected:

- the one-year fixed account, GPAs and/or subaccounts in which you wanted to invest(1);
-  how you wanted to make purchase payments;
-  the date you wanted to start receiving annuity payouts (the retirement date);

-  a death benefit option(2);

-  the optional Benefit Protector Death Benefit Rider(3);
-  the optional Benefit Protector Plus Death Benefit Rider(3); and

-  a beneficiary.


(1) Some states restrict the amount you can allocate to the GPAs and the one-year fixed account. GPAs may not be available in all states.

(2) The MAV death benefit is available if you and the annuitant are 78 or younger at contract issue. If either you or the annuitant are 79 or older at contract issue the ROP death benefit will apply.

(3) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.

The contract provides for allocation of purchase payments to the subaccounts to the GPAs and/or to the one-year fixed account in even 1% increments subject to the $1,000 minimum required investment for the GPAs.


We applied your initial purchase payment to the GPAs, one-year fixed account and subaccounts you selected within two business days after we received it at our office. However, we will credit the additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.


You may make monthly payments to your contract under a Systematic Investment Plan (SIP). To begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date. In Massachusetts, you may make additional purchase payments for ten years only.

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

THE RETIREMENT DATE

Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAs, the retirement date must be:
-  no earlier than the 30th day after the contract's effective date; and
- no later than the annuitant's 85th birthday (or the tenth contract anniversary, if later).

FOR QUALIFIED ANNUITIES (EXCEPT ROTH IRAs), to avoid IRS penalty taxes, the retirement date generally must be:
-  on or after the date the annuitant reaches age 59 1/2; and
- for IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or
- for TSAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if later. (In Pennsylvania, annuity payouts must start no later than the annuitant's 82nd birthday or the eighth contract anniversary.)

BENEFICIARY

We will pay your named beneficiary the death benefit if it becomes payable before the retirement date while the contract is in force and before annuity payouts begin. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS


MINIMUM ADDITIONAL PURCHASE PAYMENTS:

    $50 for SIPs.
    $100 for all other payment plans.

MAXIMUM TOTAL PURCHASE PAYMENTS* (without prior approval):
    $1,000,000 for issue ages up to 85
    $100,000 for issue ages 86 to 90

* These limits apply in total to all American Enterprise Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.

HOW TO MAKE PURCHASE PAYMENTS

1 BY LETTER
Send your check along with your name and contract number to:
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

2 BY SIP
Contact your sales representative to complete the necessary SIP paperwork.



          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

CHARGES

CONTRACT ADMINISTRATIVE CHARGE


We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. For those states that require it, any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year. We prorate this charge among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees and they total either 1.00% or 1.10% of their average daily net assets on an annual basis depending on the death benefit option that applies to your contract. If you select death benefit Option A, the mortality and expense risk fee is 1.00%. If you select death benefit Option B, the mortality and expense risk fee is 1.10%. These fees cover the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. These fees do not apply to the GPAs or the one-year fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;
- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.


BENEFIT PROTECTOR DEATH BENEFIT RIDER (BENEFIT PROTECTOR) FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.25% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.

BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS) FEE


We charge a fee for the optional feature only if you select it(1). If selected, we deduct 0.40% of your contract value on your contract anniversary at the end of each contract year. We prorate this fee among the subaccounts, the GPAs and the one-year fixed account in the same proportion your interest in each account bears to your total contract value.


When annuity payouts begin, or if you terminate the contract for any reason other than death, we will deduct this fee, adjusted for the number of calendar days coverage was in place. We cannot increase this annual fee after the rider effective date and it does not apply after annuity payouts begin or when we pay death benefits.


(1) Available if you and the annuitant are 75 or younger at contract issue. Riders may not be available in all states.

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

WITHDRAWAL CHARGE

A withdrawal charge applies if all or part of the withdrawal amount is from purchase payments we received within seven years before withdrawal. In addition, amounts withdrawn from a GPA more than 30 days before the end of the applicable Guarantee Period will be subject to a MVA. (See "The Fixed Accounts -- Market Value Adjustment (MVA).")

For purposes of calculating any withdrawal charge, we treat amounts withdrawn from your contract value in the following order:

1. First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary's contract value. (We consider your initial purchase payment to be the prior anniversary's contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number one above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.


     NOTE: We determine contract earnings (CE) by looking at the entire contract value (CV), not the earnings of any particular subaccount, GPA or the one-year fixed account. If the contract value is less than purchase payments received and not previously withdrawn (PPNPW) then contract earnings are zero.


3. Next, we withdraw purchase payments received eight or more years before the withdrawal and not previously withdrawn. We do not assess a withdrawal charge on these purchase payments.

4. Finally, if necessary, we withdraw purchase payments received in the seven years before the withdrawal on a "first-in, first-out" (FIFO) basis. We do assess a withdrawal charge on these payments.


     NOTE: After withdrawing earnings in numbers one and two above, we next withdraw enough additional contract value (ACV) to meet your requested withdrawal amount. We determine the amount of purchase payments being withdrawn (PPW) in numbers three and four above as:

               PPW =      ACV        X  PPNPW
                        --------
                        (CV - CE)

     If the amount described in number one above was greater than contract earnings prior to the withdrawal, the excess will be excluded from the purchase payments being withdrawn that were received most recently when calculating the withdrawal charge.


We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payments that are withdrawn.

            YEARS FROM PURCHASE               WITHDRAWAL CHARGE
              PAYMENT RECEIPT                    PERCENTAGE
                    1                                8%
                    2                                8
                    3                                7
                    4                                6
                    5                                5
                    6                                4
                    7                                2
                    Thereafter                       0

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE


Assume you requested a withdrawal of $1,000, $1,000 of purchase payments are withdrawn and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.27 We determine this amount as follows:

       AMOUNT REQUESTED        OR  $1,000  = $1,075.27
    ------------------------       ------
    1.00 - WITHDRAWAL CHARGE        .93


By applying the 7% withdrawal charge to $1,075.27, the withdrawal charge is $75.27. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

WITHDRAWAL CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a withdrawal. The amount that you can withdraw is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.10% if the assumed investment rate is 3.5% and 6.60% if the assumed investment rate is 5%. The withdrawal charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. In no event would your withdrawal charge exceed 9% of the amount available for payouts under the plan.

WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:


- The contract date is July 1, 2003 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

-  We received these payments:
   --  $10,000 July 1, 2003;
   --  $8,000 Dec. 31, 2008;
   --  $6,000 Feb. 20, 2011; and

- The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2013 and had not made any other withdrawals during that contract year; and

-  The prior anniversary July 1, 2013 contract value was $38,488.



WITHDRAWAL CHARGE    EXPLANATION
     $  0            $3,848.80 is 10% of the prior anniversary's contract value withdrawn without withdrawal charge; and
        0            $10,252.20 is contract earnings in excess of the 10% free
                     withdrawal amount withdrawn without withdrawal charge; and
        0            $10,000 July 1, 2003 purchase payment was received eight or more years before withdrawal and is withdrawn without
                     withdrawal charge; and
      400            $8,000 Dec. 31, 2008 purchase payment is in its fifth year from receipt, withdrawn with a 5% withdrawal charge; and
      420            $6,000 Feb. 20, 2011 purchase payment is in its third year
     ----            from receipt, withdrawn with a 7% withdrawal charge.
     $820


WAIVER OF WITHDRAWAL CHARGE

We do not assess a withdrawal charge for:

-  withdrawals of any contract earnings;
- withdrawals of amounts totaling up to 10% of your prior contract anniversary's contract value to the extent they exceed contract earnings;
- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);
-  contracts settled using an annuity payout plan;
-  death benefits;
- withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when you and the annuitant are under age 76 at contract issue. We will waive withdrawal charges that we normally assess upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your contract for additional conditions and restrictions on this waiver); and
- to the extent permitted by state law, withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes on us (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was issued. Currently, we deduct any applicable premium tax when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments or when you make a full withdrawal from your contract.

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNTS

We value the amounts you allocated to the GPAs and the one-year fixed account directly in dollars. The value of a fixed account equals:

- the sum of your purchase payments and transfer amounts allocated to the one-year fixed account and the GPAs;
-  plus interest credited;
- minus the sum of amounts withdrawn after the MVA (including any applicable withdrawal charges) and amounts transferred out;
-  minus any prorated portion of the contract administrative charge;
-  minus any prorated portion of the Benefit Protector fee (if applicable); and
-  minus any prorated portion of the Benefit Protector Plus fee (if applicable).

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge or we assess a withdrawal charge.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
-  dividing that sum by the previous adjusted net asset value per share; and
- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-  additional purchase payments you allocated to the subaccounts;
-  transfers into or out of the subaccounts;
-  partial withdrawals;
-  withdrawal charges;
-  a prorated portion of contract administrative charge;
-  a prorated portion of the Benefit Protector fee (if applicable); and/or
-  a prorated portion of the Benefit Protector Plus fee (if applicable).

Accumulation unit values will fluctuate due to:

-  changes in funds' net asset value;
-  dividends distributed to the subaccounts;
-  capital gains or losses of funds;
-  fund operating expenses;
-  mortality and expense risk fees; and/or
-  variable account administrative charges.

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the one-year fixed account or the two-year GPA (without a MVA) to one or more subaccounts. The three to ten year GPAs are not available for automated transfers. You can also obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments or by establishing an Interest Sweep strategy. Interest Sweeps are a monthly transfer of the interest earned from either the one-year fixed account or the two-year GPA into the subaccounts of your choice. If you participate in an Interest Sweep strategy the interest you earn will be less than the annual interest rate we apply because there will be no compounding. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                             NUMBER
                                                              AMOUNT      ACCUMULATION      OF UNITS
                                               MONTH         INVESTED      UNIT VALUE       PURCHASED
By investing an equal number
of dollars each month ...                       Jan           $100            $20            5.00

                                                Feb            100             18            5.56

you automatically buy more                      Mar            100             17            5.88
units when the per unit market
price is low ...                    ---->       Apr            100             15            6.67

                                                May            100             16            6.25

                                                Jun            100             18            5.56

                                                Jul            100             17            5.88

                                                Aug            100             19            5.26
and fewer units when the
per unit market price is high.      ---->       Sept           100             21            4.76

                                                Oct            100             20            5.00

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

TIERED DOLLAR-COST AVERAGING (TIERED DCA) PROGRAM

If your net contract value(1) is at least $10,000, you can choose to participate in the Tiered DCA program. There is no charge for Tiered DCA. Under the Tiered DCA program, you can allocate a new purchase payment to one of two special Tiered DCA accounts. We determine which Tiered DCA account you are eligible for as follows:

         IF YOUR NET CONTRACT VALUE(1) IS...    WE ALLOCATE YOUR NEW PURCHASE PAYMENT TO:
              $10,000-$49,999                             Tier 1 DCA account

              $50,000 or more                             Tier 2 DCA account(2)

(1) "Net contract value" equals your current contract value plus any new purchase payment. If this is a new contract funded by purchase payments from multiple sources, we determine your net contract value based on the purchase payments, withdrawal requests and exchange requests submitted with your application.
(2) You cannot allocate your new purchase payments to a Tier 1 DCA account if you are eligible to participate in a Tier 2 DCA account.


You may only allocate a new purchase payment of at least $1,000 to the Tiered DCA account for which you are eligible. You cannot transfer existing contract values into the Tiered DCA account. Each Tiered DCA account lasts for either six months or twelve months from the time we receive your first purchase payment. We make monthly transfers of your total Tiered DCA account value into the GPAs, the one-year fixed account and/or subaccounts you select over the six-month or twelve-month period. If you elect to transfer into a GPA, you must meet the $1,000 minimum required investment limitation for each transfer.

We reserve the right to credit a lower interest rate to each Tiered DCA account if you select the GPAs or the one-year fixed account as part of your Tiered DCA transfers. We credit higher rates on the Tier 2 DCA account than on the Tier 1 DCA account. We will change the interest rate on each Tiered DCA account from time to time at our discretion. We base these rates on competition and on the interest rate we are crediting to the one-year fixed account at the time of the change. Once we credit interest to a particular purchase payment, that rate does not change even if we change the rate we credit on new purchase payments or if your net contract value changes.


          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

We credit each Tiered DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the six-month or twelve-month period on the balance remaining in your Tiered DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate. We do not credit this interest after we transfer the value out of the Tiered DCA account into the accounts you selected.

Once you establish a Tiered DCA account, you cannot allocate additional purchase payments to it. However, you may establish another Tiered DCA account and allocate new purchase payments to it when we change the interest rates we offer on these accounts. If you are funding a Tiered DCA account from multiple sources, we apply each purchase payment to the account and credit interest on that purchase payment on the date we receive it. This means that all purchase payments may not be in the Tiered DCA account at the beginning of the six-month or twelve-month period. Therefore, you may receive less total interest than you would have if all your purchase payments were in the Tiered DCA account from the beginning. If we receive any of your multiple-source payments after the six-month or twelve-month period ends, you can either allocate those payments to a new Tiered DCA account (if available) or to any other accounts available under your contract.

You cannot participate in the Tiered DCA program if you are making payments under a Systematic Investment Plan. You may simultaneously participate in the Tiered DCA program and the asset-rebalancing program as long as your subaccount allocation is the same under both programs. If you elect to change your subaccount allocation under one program, we automatically will change it under the other program so they match. If you participate in more than one Tiered DCA account, the asset allocation for each account may be different as long as you are not also participating in the asset-rebalancing program.

You may terminate your participation in the Tiered DCA program at any time. If you do, we will not credit the current guaranteed annual interest rate on any remaining Tiered DCA account balance. We will transfer the remaining balance from your Tiered DCA account to the other accounts you selected for your DCA transfers or we will allocate it in any manner you specify. Similarly, if we cannot accept any additional purchase payments into the Tiered DCA program, we will allocate the purchase payments to the other accounts you selected for your DCA transfers or in any other manner you specify.

We can modify the terms or discontinue the Tiered DCA program at any time. Any modifications will not affect any purchase payments that are already in a Tiered DCA account.

ASSET REBALANCING

You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the GPAs or the one-year fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. If you are also participating in the Tiered DCA program and you change your subaccount asset allocation for the asset rebalancing program, we will change your subaccount asset allocation under the Tiered DCA program to match. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your sales representative.

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the GPAs or the one-year fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the GPAs and the one-year fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments. Transfers out of GPAs will be subject to a MVA if done more than 30 days before the end of the Guarantee Period unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.


We may suspend or modify transfer privileges at any time.


The contract is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers or excessive trading, or transfers that are large in relation to the total assets of any fund underlying the contract. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other contract owners who allocated purchase payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this contract.

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS
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We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other contract owners, we may apply modifications or restrictions (including suspending the transfer privilege) in any reasonable manner to prevent a transfer. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:


-  not accepting telephone or electronic transfer requests;
-  requiring a minimum time period between each transfer;
- not accepting transfer requests of an agent acting under power of attorney on behalf of more than one contract owner; or
- limiting the dollar amount that a contract owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to contract owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the GPAs and the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts or the GPAs, you may not make a transfer from any subaccount or GPA back to the one-year fixed account for six months following that transfer.


- It is our general policy to allow you to transfer contract values from the one-year fixed account to the subaccounts or the GPAs once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Transfers from the one-year fixed account are not subject to a MVA. Until further notice, however, we have removed this restriction and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.


- You may transfer contract values from a GPA any time after 60 days of transfer or payment allocation to the account. Transfers made more than 30 days before the end of the Guarantee Period will receive a MVA*, which may result in a gain or loss of contract value.

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the one-year fixed account to the subaccounts or the GPAs will be effective on the valuation date we receive it.


- Once annuity payouts begin, you may not make transfers to or from the one-year fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.


-  Once annuity payouts begin, you may not make any transfers to the GPAs.

* Unless the transfer is an automated transfer from the two-year GPA as part of a dollar-cost averaging program or an Interest Sweep strategy.

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS
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HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474

MINIMUM AMOUNT
Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or withdrawals:  Contract value or entire account balance

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS

Your sales representative can help you set up automated transfers or partial withdrawals among your subaccounts or fixed accounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.


- Automated transfers from the one-year fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account within 12 months. Until further notice, however, we have removed this restriction and you may transfer contract values from the one-year fixed account to the subaccounts at any time. We will inform you at least 30 days in advance of the day we intend to reimpose this restriction.

- Automated withdrawals may be restricted by applicable law under some contracts.
- You may not make additional purchase payments if automated partial withdrawals are in effect.
- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:   $100 monthly
                            $250 quarterly, semiannually or annually
3 BY PHONE

Call between 8 a.m. and 7 p.m. Central time:
(800) 333-3437

MINIMUM AMOUNT

Transfers or withdrawals:   $500 or entire account balance

MAXIMUM AMOUNT
Transfers:                  Contract value or entire account balance
Withdrawals:                $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone withdrawal within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals NOT be authorized from your account by writing to us.

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS
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WITHDRAWALS

You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. For full withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin except under Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")

WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed accounts in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. After executing a partial withdrawal, the value in each subaccount, GPA and the one-year fixed account must be either zero or at least $50.

RECEIVING PAYMENT
By regular or express mail:
-  payable to you;
-  mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:
     -- the withdrawal amount includes a purchase payment check that has not cleared;
     -- the NYSE is closed, except for normal holiday and weekend closings; -- trading on the NYSE is restricted, according to SEC rules;
     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or -- the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL WITHDRAWAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:
     -- you are at least age 59 1/2;
     -- you are disabled as defined in the Code;
     -- you severed employment with the employer who purchased the contract; or -- the distribution is because of your death.
- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.
- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").
- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS
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CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding on us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders, the new owner and annuitant will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract. Additionally, the Benefit Protector Plus(SM) Death Benefit Rider will terminate if you change ownership because the rider is only available on contracts purchased through an exchange or transfer.

BENEFITS IN CASE OF DEATH


There are two death benefit options under this contract: Return of purchase payments (ROP) death benefit and maximum anniversary (MAV) death benefit. If either you or the annuitant are 79 or older at contract issue, the ROP death benefit will apply. If both you and the annuitant are 78 or younger at contract issue, you can elect either ROP death benefit or MAV death benefit on your application. Once you elect an option, you cannot change it. We show the option that applies in your contract. The death benefit option that applies determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")


Under either option, we will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. We will base the benefit paid on the death benefit coverage you select when you purchase the contract. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.


RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP death benefit is intended to help protect your beneficiaries financially in that they will never receive less than your purchase payments adjusted for withdrawals. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:


1. contract value; or

2. total purchase payments minus adjusted partial withdrawals.


   ADJUSTED PARTIAL WITHDRAWALS FOR ROP DEATH BENEFIT OR
     MAV DEATH BENEFIT = PW X DB
                         -------
                           CV


   PW = the partial withdrawal including any applicable withdrawal charge or MVA.
   DB = the death benefit on the date of (but prior to) the partial withdrawal. CV = contract value on the date of (but prior to) the partial withdrawal.


EXAMPLE


-  You purchase the contract for $25,000 on Jan. 1, 2003.
- On Jan. 1, 2004 (the first contract anniversary), the contract value grows to $29,000.
- On March 1, 2004, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.


   We calculate the ROP death benefit on March 1, 2004 as follows:



         Contract Value at death:                                               $ 20,500.00
                                                                                ===========
         Purchase payment minus adjusted partial withdrawals:
                    Total purchase payments:                                    $ 25,000.00
                    minus the adjusted partial withdrawal calculated as:
                    $1,500 X $25,000  =                                           -1,704.55
                    ----------------                                            -----------
                        $22,000

                    for a death benefit of:                                     $ 23,295.45
                                                                                ===========
         The ROP death benefit, calculated as the greater of these two values:  $ 23,295.45


          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS
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MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV death benefit is intended to help protect your beneficiaries financially while your investments have the opportunity to grow. The MAV death benefit does not provide any additional benefit before the first contract anniversary and it may not be appropriate for issue ages 75 to 78 because the benefit values may be limited after age 81. Be sure to discuss with your sales representative whether or not the MAV death benefit is appropriate for your situation. If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


1. contract value; or

2. total purchase payments minus adjusted partial withdrawals; or

3. the maximum anniversary value immediately preceding the date of death plus any purchase payments made since that anniversary minus adjusted partial withdrawals since that anniversary.

MAXIMUM ANNIVERSARY VALUE (MAV): We calculate the MAV on each contract anniversary through age 80. There is no MAV prior to the first contract anniversary. On the first contract anniversary we set the MAV equal to the highest of: (a) your current contract value, or (b) total purchase payments minus adjusted partial withdrawals. Every contract anniversary after that, through age 80, we compare the previous anniversary's MAV (plus any purchase payments since that anniversary minus adjusted partial withdrawals since that anniversary) to the current contract value and we reset the MAV to the higher value. We stop resetting the MAV after you or the annuitant reach 81. However, we continue to add subsequent purchase payments and subtract adjusted partial withdrawals from the MAV.


EXAMPLE


-  You purchase the contract for $25,000 on Jan. 1, 2003.
- On Jan. 1, 2004 (the first contract anniversary), the contract value grows to $29,000.
- On March 1, 2004, the contract value falls to $22,000, at which point you take a $1,500 partial withdrawal, leaving a contract value of $20,500.


   We calculate the MAV death benefit on March 1, 2004 as follows:



        Contract Value at death:                                                $ 20,500.00
                                                                                ===========
        Purchase payment minus adjusted partial withdrawals:                    $ 23,295.45
                                                                                ===========
        The MAV immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial withdrawals:
              MAV on the prior anniversary:                                     $ 29,000.00
              plus purchase payments made the prior anniversary:                      +0.00
              minus adjusted partial withdrawals taken since that anniversary,
              calculated as:  $1,500 X $29,000 =                                  -1,977.27
                              ----------------                                  -----------
                                 $22,000

        for a death benefit of:                                                 $ 27,022.73
                                                                                ===========
   The MAV death benefit, calculated as the greatest of these
   three values, which is the MAV:                                              $ 27,022.73


IF YOU DIE BEFORE YOUR RETIREMENT DATE

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.


If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and
- payouts begin no later than one year after your death, or other date as permitted by the Code; and
- the payout period does not extend beyond the beneficiary's life or life expectancy.

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS
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QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

   Your spouse may elect to assume ownership of the contract at any time before annuity payments begin. If your spouse elects to assume ownership of the contract, the contract value will be equal to the death benefit that would otherwise have been paid. There will be no withdrawal charges on the contract from that point forward unless additional purchase payments are made. The GMIB and the Benefit Protector Plus riders (see "Optional Benefits"), if selected, will terminate. If you elected any other optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:


   - the beneficiary asks us in writing within 60 days after we receive proof of death; and
   -  payouts begin no later than one year following the year of your death; and
   - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

BENEFIT PROTECTOR(SM) DEATH BENEFIT RIDER (BENEFIT PROTECTOR)


The Benefit Protector is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary.

If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector to your contract. Generally, you must elect the Benefit Protector at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the Benefit Protector may be after we issue the contract according to terms determined by us and at our sole discretion. You may not select this rider if you select the Benefit Protector Plus Rider. We reserve the right to discontinue offering the Benefit Protector for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.

The Benefit Protector provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:


-  the applicable death benefit (see "Benefits in Case of Death),

PLUS

- 40% of your earnings at death if you and the annuitant were under age 70 on the rider effective date, up to a maximum of 100% of purchase payments not previously withdrawn that are one or more years old; or
- 15% of your earnings at death if you or the annuitant were 70 or older on the rider effective date, up to a maximum of 37.5% of purchase payments not previously withdrawn that are one or more years old.

EARNINGS AT DEATH: for purposes of the Benefit Protector and Benefit Protector Plus riders, this is an amount equal to the applicable death benefit minus purchase payments not previously withdrawn. The earnings at death may not be less than zero and may not be more than 250% of the purchase payments not previously withdrawn that are one or more years old.

TERMINATING THE BENEFIT PROTECTOR

-  You may terminate the rider within 30 days of the first rider anniversary.
- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.



          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS
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EXAMPLE OF THE BENEFIT PROTECTOR


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select MAV death benefit.
- On July 1, 2003 the contract value grows to $105,000. The MAV death benefit under on July 1, 2003 equals the contract value. You have not reached the first contract anniversary so the Benefit Protector does not provide any additional benefit at this time.
- On Jan. 1, 2004 the contract value grows to $110,000. The death benefit on Jan. 1, 2004 equals:



   MAV death benefit (contract value):                              $ 110,000
   plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
      previously withdrawn): 0.40 X ($110,000 - $100,000) =            +4,000
                                                                    ---------
   Total death benefit of:                                          $ 114,000



- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:



   MAV death benefit (MAV):                                         $ 110,000
   plus the Benefit Protector benefit (40% of earnings at death):
      0.40 X ($110,000 - $100,000) =                                   +4,000
                                                                    ---------
   Total death benefit of:                                          $ 114,000



- On Feb. 1, 2005 the contract value remains at $105,000 and you request a partial withdrawal of $50,000, including the applicable 7% withdrawal charge. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:



   MAV death benefit (MAV adjusted for partial withdrawals):        $  57,619
   plus the Benefit Protector benefit (40% of earnings at death):
      0.40 X ($57,619 - $55,000) =                                     +1,048
                                                                    ---------
   Total death benefit of:                                          $  58,667



- On Jan. 1, 2006 the contract value falls to $40,000. The death benefit on Jan. 1, 2006 equals the death benefit on Feb. 1, 2005. The reduction in contract value has no effect.
- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. The death benefit on Jan. 1, 2012 equals:



   MAV death benefit (contract value):                              $ 200,000
   plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)            +55,000
                                                                    ---------
   Total death benefit of:                                          $ 255,000



- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector value. The death benefit on July 1, 2012 equals:



   MAV death benefit (contract value):                              $ 250,000
   plus the Benefit Protector benefit (40% of earnings at death, up to a maximum of 100% of purchase payments not
      previously withdrawn that are one or more years old)            +55,000
                                                                    ---------
   Total death benefit of:                                          $ 305,000



- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old and the value of the Benefit Protector changes. The death benefit on July 1, 2013 equals:



   MAV death benefit (contract value):                              $ 250,000
   plus the Benefit Protector benefit which equals 40% of earnings at death (MAV death benefit minus payments not
      previously withdrawn):  0.40 X ($250,000 - $105,000) =          +58,000
                                                                    ---------
   Total death benefit of:                                          $ 308,000




          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

IF YOUR SPOUSE IS THE SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner. Your spouse and the new annuitant will be subject to all the limitations and restrictions of the rider just as if they were purchasing a new contract. If your spouse and the new annuitant do not qualify for the rider on the basis of age we will terminate the rider. If they do qualify for the rider on the basis of age we will set the contract value equal to the death benefit that would otherwise have been paid and we will substitute this new contract value on the date of death for "purchase payments not previously withdrawn" used in calculating earnings at death. Your spouse also has the option of discontinuing the Benefit Protector Death Benefit Rider within 30 days of the date they elect to continue the contract.

NOTE: For special tax considerations associated with the Benefit Protector, see "Taxes."

BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER (BENEFIT PROTECTOR PLUS)

The Benefit Protector Plus is intended to provide an additional benefit to your beneficiary to help offset expenses after your death such as funeral expenses or federal and state taxes. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The Benefit Protector Plus provides reduced benefits if you or the annuitant are 70 or older at the rider effective date and it does not provide any additional benefit before the first rider anniversary and it does not provide any benefit beyond what is offered under the Benefit Protector rider during the second rider year. Be sure to discuss with your sales representative whether or not the Benefit Protector Plus is appropriate for your situation.


If this rider is available in your state and both you and the annuitant are 75 or younger at contract issue, you may choose to add the Benefit Protector Plus to your contract. You must elect the Benefit Protector Plus at the time you purchase your contract and your rider effective date will be the contract issue date. This rider is available only for purchases through a transfer, exchange or rollover. You may not select this rider if you select the Benefit Protector Rider. We reserve the right to discontinue offering the Benefit Protector Plus for new contracts.

Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract. Since the benefit paid by the rider is determined by the amount of earnings at death, the amount of the benefit paid may be reduced as a result of taking required minimum distributions. Be sure to discuss with your sales representative and tax advisor whether or not the Benefit Protector is appropriate for your situation.


The Benefit Protector Plus provides that if you or the annuitant die after the first contract anniversary, but before annuity payouts begin, and while this contract is in force, we will pay the beneficiary:

-  the benefits payable under the Benefit Protector described above,

PLUS

- a percentage of purchase payments made within 60 days of contract issue not previously withdrawn as follows:

                          PERCENTAGE IF YOU AND THE ANNUITANT ARE      PERCENTAGE IF YOU OR THE ANNUITANT ARE
CONTRACT YEAR             UNDER AGE 70 ON THE RIDER EFFECTIVE DATE     70 OR OLDER ON THE RIDER EFFECTIVE DATE
One and Two                                 0%                                             0%

Three and Four                             10%                                           3.75%

Five or more                               20%                                           7.5%

Another way to describe the benefits payable under the Benefit Protector Plus rider is as follows:

-  the applicable death benefit (see "Benefits in Case of Death") PLUS

                           PERCENTAGE IF YOU AND THE                                      PERCENTAGE IF YOU OR THE
                          ANNUITANT ARE UNDER AGE 70                                      ANNUITANT ARE 70 OR OLDER
CONTRACT YEAR          ON THE RIDER EFFECTIVE DATE, ADD..                             ON THE RIDER EFFECTIVE DATE, ADD..
One                    Zero                                                           Zero

Two                    40% X earnings at death (see above)                            15% X earnings at death

Three and Four         40% X (earnings at death + 25% of                              15% X (earnings at death + 25% of initial
                       initial purchase payment*)                                     purchase payment*)

Five or more           40% X (earnings at death + 50% of initial                      15% X (earnings at death + 50% of initial
                       purchase payment*)                                             purchase payment*)

* Initial purchase payments are payments made within 60 days of contract issue not previously withdrawn.

TERMINATING THE BENEFIT PROTECTOR PLUS

-  You may terminate the rider within 30 days of the first rider anniversary.
- You may terminate the rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.
- The rider will terminate when you make a full withdrawal from the contract or when annuity payouts begin.



          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

EXAMPLE OF THE BENEFIT PROTECTOR PLUS


- You purchase the contract with a payment of $100,000 on Jan. 1, 2003 and you and the annuitant are under age 70. You select the MAV death benefit.
- On July 1, 2003 the contract value grows to $105,000. The death benefit on July 1, 2003 equals MAV death benefit, which is the contract value, or $105,000. You have not reached the first contract anniversary so the Benefit Protector Plus does not provide any additional benefit at this time.
- On Jan. 1, 2004 the contract value grows to $110,000. You have not reached the second contract anniversary so the Benefit Protector Plus does not provide any additional benefit beyond what is provided by the Benefit Protector at this time. The death benefit on Jan. 1, 2004 equals:



      MAV death benefit (contract value):                                          $ 110,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously withdrawn):
      0.40 X ($110,000 - $100,000) =                                                  +4,000
                                                                                   ---------
   Total death benefit of:                                                         $ 114,000



- On Jan. 1, 2005 the contract value falls to $105,000. The death benefit on Jan. 1, 2005 equals:



      MAV death benefit (MAV):                                                     $ 110,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings
      at death:  0.40 X ($110,000 - $100,000) =                                       +4,000
      plus 10% of purchase payments made within 60 days of contract issue and
      not previously withdrawn: 0.10 X $100,000 =                                    +10,000
                                                                                   ---------
   Total death benefit of:                                                         $ 124,000



- On Feb. 1, 2005 the contract value remains at $105,000 and you request a partial withdrawal, including the applicable 7% withdrawal charge, of $50,000. We will withdraw $10,500 from your contract value free of charge (10% of your prior anniversary's contract value). The remainder of the withdrawal is subject to an 7% withdrawal charge because your payment is two years old, so we will withdraw $39,500 ($36,735 + $2,765 in withdrawal charges) from your contract value. Altogether, we will withdraw $50,000 and pay you $47,235. We calculate purchase payments not previously withdrawn as $100,000 - $45,000 = $55,000 (remember that $5,000 of the partial withdrawal is contract earnings). The death benefit on Feb. 1, 2005 equals:



      MAV death benefit (MAV adjusted for partial withdrawals):                    $ 57,619
      plus the Benefit Protector Plus benefit which equals 40% of earnings
      at death:  0.40 X ($57,619 - $55,000) =                                         +1,048
      plus 10% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.10 x $55,000 =                                  +5,500
                                                                                   ---------
   Total death benefit of:                                                         $  64,167



- On Jan. 1, 2006 the contract value falls $40,000. The death benefit on Jan. 1, 2006 equals the death benefit paid on Feb. 1, 2005. The reduction in contract value has no effect.
- On Jan. 1, 2012 the contract value grows to a new high of $200,000. Earnings at death reaches its maximum of 250% of purchase payments not previously withdrawn that are one or more years old. Because we are beyond the fourth contract anniversary the Benefit Protector Plus also reaches its maximum of 20%. The death benefit on Jan. 1, 2012 equals:



      MAV death benefit (contract value):                                          $ 200,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously
      withdrawn that are one or more years old                                       +55,000
      plus 20% of purchase payments made within 60 days of contract issue and
      not previously withdrawn: 0.20 X $55,000 =                                     +11,000
                                                                                   ---------
   Total death benefit of:                                                         $ 266,000


          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

- On July 1, 2012 you make an additional purchase payment of $50,000. Your new contract value is now $250,000. The new purchase payment is less than one year old and so it has no effect on the Benefit Protector Plus value. The death benefit on July 1, 2012 equals:



      MAV death benefit (contract value):                                          $ 250,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death, up to a maximum of 100% of purchase payments not previously withdrawn
      that are one or more years old                                                 +55,000
      plus 20% of purchase payments made within 60 days of contract issue and not
      previously withdrawn: 0.20 X $55,000 =                                         +11,000
                                                                                   ---------
   Total death benefit of:                                                         $ 316,000



- On July 1, 2013 the contract value remains $250,000 and the "new" purchase payment is one year old. The value of the Benefit Protector Plus remains constant. The death benefit on July 1, 2013 equals:



      MAV death benefit (contract value):                                          $ 250,000
      plus the Benefit Protector Plus benefit which equals 40% of earnings at death (MAV death benefit minus payments not previously withdrawn):
      0.40 X ($250,000 - $105,000) =                                                 +58,000
      plus 20% of purchase payments made within 60 days of contract issue
      and not previously withdrawn: 0.20 X $55,000 =                                 +11,000
                                                                                   ---------
   Total death benefit of:                                                         $ 319,000


IF YOUR SPOUSE IS SOLE BENEFICIARY and you die before the retirement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. We will then terminate the Benefit Protector Plus and substitute the applicable death benefit (see "Benefits in Case of Death").

NOTE: for special tax considerations associated with the Benefit Protector Plus, see "Taxes."

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the one-year fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. The GPAs are not available during this payout period.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-  the annuity payout plan you select;
-  the annuitant's age and, in most cases, sex;
-  the annuity table in the contract; and
-  the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payouts for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.



          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the initial payout. The discount rate we use in the calculation will vary between 5.10% and 6.60% depending on the applicable assumed investment rate. (See "Charges -- Withdrawal charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your withdrawal to the full discounted value. A 10% IRS penalty tax could apply if you take a withdrawal. (See "Taxes.")


ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you elect an annuity payout plan from your qualified annuity, it must comply with certain IRS regulations governing required minimum distributions. In general, your annuity payout plan will meet these regulations if payouts are made:


- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or
- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or
- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the one-year fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.



          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

TAXES

Generally, under current law, your contract has a tax-deferral feature. This means any increase in the value of the GPAs, the one-year fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.


NONQUALIFIED ANNUITIES: Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

QUALIFIED ANNUITIES: When you use your contract to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS FROM NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. Under Annuity Payout Plan A: Life annuity - no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year of the annuitant. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "Annuity Payout Plans.") All amounts you receive after your investment in the contract is fully recovered with the subject to tax.

ANNUITY PAYOUTS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.

WITHDRAWALS FROM NONQUALIFIED ANNUITIES: If you withdraw part or all of your nonqualified contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply.

WITHDRAWALS FROM QUALIFIED ANNUITIES (EXCEPT ROTH IRAs): Under a qualified annuity, the entire withdrawal will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA, or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

WITHDRAWALS FROM ROTH IRAs: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and met the five year holding period.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.


SPECIAL CONSIDERATIONS IF YOU SELECT EITHER THE BENEFIT PROTECTOR OR THE BENEFIT PROTECTOR PLUS DEATH BENEFIT RIDERS: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial withdrawals from your contract. However, the IRS may determine that these charges should be treated as partial withdrawals subject to taxation to the extent of any gain as well as the 10% tax penalty for withdrawals before the age of 59 1/2, if applicable.


We reserve the right to report charges for these riders as partial withdrawals if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report the benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

PENALTIES: In general, if you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


-  because of your death;
-  because you become disabled (as defined in the Code);
- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or
- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For IRAs, other exceptions may apply if you make withdrawals from your contract before you reach age 59 1/2. For TSAs, other exceptions may apply if you make withdrawals from your contract before it specifies that payments can be made.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.


The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding.


WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, or SEP), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

- instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;
- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

-  the payout is a minimum distribution required under the Code;
-  the payout is made on account of eligible hardship; or
-  the payout is a corrective distribution.

Payments made to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.


State withholding also may be imposed on taxable distributions.


TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be treated as a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses. Please consult your tax advisor for further details.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal and you may have to pay a 10% IRS penalty. You may not collaterally assign or pledge your qualified contracts.


IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

AMERICAN ENTERPRISE LIFE'S TAX STATUS: American Enterprise Life is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of American Enterprise Life, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to American Enterprise Life, and therefore no charge is made against the subaccounts for federal income taxes. American Enterprise Life reserves the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS
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TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-  the reserve held in each subaccount for your contract; divided by
-  the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease. We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;
-  the existing funds become unavailable; or
-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute the funds currently listed in this prospectus for other funds.

We may also:

-  add new subaccounts;
-  combine any two or more subaccounts;
-  make additional subaccounts investing in additional funds;
-  transfer assets to and from the subaccounts or the variable account; and
-  eliminate or close any subaccounts.

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.



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ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contract. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AEFA and American Enterprise Life.

ISSUER


American Enterprise Life issues the annuities. American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 829 AXP Financial Center, Minneapolis, MN 55474. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Enterprise Life conducts a conventional life insurance business. Its primary products currrently include fixed and variable life insurance and annuity contracts. It offers these contracts for sale through insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.

American Enterprise Life pays cash compensation to the broker-dealers and insurance agencies who have entered into distribution agreements with American Enterprise Life and AEFA for the sale of contracts. This compensation will not result in any charge to contract owners or to the variable account in addition to the charges described in this prospectus. This cash compensation will not be more than 9.0% of the purchase payments it receives on the contracts. From time to time and in accordance with applicable laws and regulations we will pay or permit other promotional incentives, in cash or credit or other compensation.

STATE REGULATION

American Enterprise Life is subject to the laws of the State of Indiana governing insurance companies and to the regulations of the Indiana Department of Insurance. An annual statement in the prescribed form is filed with the Indiana Department of Insurance each year covering our operation for the preceding year and its financial condition at the end of such year. Regulation by the Indiana Department of Insurance includes periodic examination to determine American Enterprise's contract liabilities and reserves so that the Indiana Department of Insurance may certify that these items are correct. American Enterprise Life's books and accounts are subject to review by the Indiana Department of Insurance at all times. In addition, American Enterprise Life is subject to regulation under the insurance laws of other jurisdictions in which it operates. Under insurance guaranty fund laws, in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Most of these laws do provide however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

LEGAL PROCEEDINGS

We are a party to litigation and arbitration proceedings in the ordinary course of our business, none of which is expected to have a material adverse effect on us.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. Our parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. We are a named defendant in one of the state filed lawsuits (THORESEN v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in Minnesota State Court 10/13/98) and the federal lawsuit (BENACQUISTO, ET. AL. v. IDS LIFE INSURANCE COMPANY, ET. AL. filed in United States District Court - Minnesota 8/00). These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and us. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, we do not consider any lawsuits in which we are named as a defendant to have a material impact on our financial position or operating results.


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ADDITIONAL INFORMATION ABOUT AMERICAN ENTERPRISE LIFE

SELECTED FINANCIAL DATA

The following selected financial data for American Enterprise Life should be read in conjunction with the financial statements and notes.


(THOUSANDS)                             2002          2001            2000         1999           1998
---------------------------------------------------------------------------------------------------------
Net investment income               $   292,067    $   271,718    $   299,759   $   322,746   $   340,219
Net gain (loss) on investments                3        (89,920)           469         6,565        (4,788)
Other                                    18,906         16,245         12,248         8,338         7,662
TOTAL REVENUES                      $   310,976    $   198,043    $   312,476   $   337,649   $   343,093
(LOSS) INCOME BEFORE INCOME TAXES   $   (52,177)   $   (63,936)   $    28,452   $    50,662   $    36,421
NET (LOSS) INCOME                   $   (33,690)   $   (41,728)   $    24,365   $    33,987   $    22,026
TOTAL ASSETS                        $ 8,026,730    $ 5,275,681    $ 4,652,221   $ 4,603,343   $ 4,885,621



MANAGEMENT'S DISCUSSION AND ANALYSIS OF CONSOLIDATED FINANCIAL CONDITION AND RESULTS OF OPERATIONS

2002 COMPARED TO 2001:

Our net loss was $34 million in 2002, compared to a net loss of $42 million in 2001. Loss before income taxes totaled $52 million in 2002, compared with a loss of $64 million in 2001. The change primarily reflects the write-down and sale of certain high-yield securities in 2001, as described below. In addition, the significant growth in annuity sales during 2002 drove higher levels of both investment income and interest credited to contractholders. Other operating expenses increased in 2002 due primarily to higher expenses related to interest rate swaps.

Total revenues increased to $311 million in 2002, compared with $198 million in 2001. The increase is primarily due to a net realized gain on investments of $3 thousand in 2002 compared to a net realized loss on investments of $90 million in 2001.

Total investment contract deposits received increased to $2.2 billion in 2002, compared with $922 million in 2001. This growth is due to a significant increase in annuity sales, both fixed and variable, particularly in the fixed account portion of the our variable annuities.

Net investment income, the largest component of revenues, increased 7% from the prior year, primarily due to the significant growth in average invested assets in 2002 and to credit related yield adjustments on fixed maturity investments in 2001. Partially offsetting this was the impact of lower average yields in 2002, primarily due to portfolio repositioning, as discussed below.

Contractholder charges increased 8% to $6.5 million in 2002, compared with $6.0 million in 2001, due primarily to an increase in variable annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $12.5 million in 2002, compared with $10.2 million in 2001, reflecting an increase in average separate account assets outstanding as favorable sales in 2002 more than offset market depreciation.

Net realized gains on investments were $3 thousand in 2002, compared to net realized losses on investments of $90 million in 2001. Included in the current years' net gains are impairment charges of $15 million from other-than-temporary impairments of fixed maturity investments. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of other investments.

Total benefits and expenses increased 39% to $363 million in 2002 compared to $262 million in 2001. The largest component of expenses, interest credited on investment contracts, increased 19% to $216 million in 2002. This increase is primarily due to higher aggregate amounts of fixed annuities inforce driven by the significant increases in sales, partially offset by a decrease in interest crediting rates to annuity contracts due to declining interest rates. The lower level of interest rates also resulted in a significant decrease in the market value of interest rate swaps, which is the primary reason for the significant increase in other operating expenses. We enter into pay-fixed, receive-variable interest rate swaps to protect the margin between interest rates earned on investments and the interest rates credited to annuity contract holders (interest margins). The swaps are economic hedges that are not designated for hedge accounting treatment under SFAS No. 133. If interest rates remain at current levels, the decrease in the value of the interest rate swaps recognized currently will be approximately offset in the future by increases in interest margins. Other operating expenses also include an increase of $5 million due to greater guaranteed minimum death benefits paid this year ($6 million) versus last year ($1 million).

Deferred acquisition costs (DAC) of $261 million and $218 million are on our balance sheet at Dec. 31, 2002 and 2001, respectively. These balances relate to our annuity business. Amortization of DAC increased to $48 million in 2002, compared to $45 million in 2001. The growth was primarily due to an increase in the amortization due to favorable sales volumes and due to a net expense increase related to DAC that is further discussed below.

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The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. In 2002, excluding the third quarter, the impact of resetting these assumptions, along with the impact of unfavorable equity market performance, was an acceleration of $1 million pretax of DAC amortization. Third quarter impacts are described below.

During the third quarter of 2002, we completed a comprehensive review of its DAC related practices. The specific areas reviewed included costs deferred, DAC amortization periods, customer asset value growth rate assumptions (which are typically reviewed on a quarterly basis) and other assumptions, including mortality rates and product persistency (which are typically updated on an annual basis in the third quarter). As a result of this review, we took certain actions that resulted in a net $6 million increase in expenses in the third quarter of 2002.

We reset its customer asset value growth rate assumptions for variable annuities to anticipate near-term and long-term growth at an annual rate of 7%. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Prior to resetting these assumptions, we were projecting long-term customer asset value growth at 7.5% and near-term growth at approximately twice that rate. The impact of resetting these assumptions, along with the impact of unfavorable third quarter 2002 equity market performance, accounted for the majority of the increase in DAC amortization expense.

Going forward, we intend to continue to use a mean reversion method as a guideline in setting the near-term customer asset value growth rate, also referred to as the mean reversion rate. In periods when market performance results in actual contract value growth at a rate different than that assumed, we will reassess the near-term rate in order to continue to project its best estimate of long-term growth. For example, if actual contract value growth during a quarter is less than 7% on an annualized basis, we would increase the mean reversion rate assumed over the near term to the rate needed to achieve the long-term annualized growth rate of 7% by the end of that period, assuming this long-term view is still appropriate.

We also reviewed its acquisition costs to clarify those costs that vary with and are primarily related to the acquisition of new and renewable deposits. We revised the types and amounts of costs deferred. This resulted in an increase in expense of $1 million pretax recognized in the third quarter of 2002.

The adjustments made to customer asset value growth rate assumptions should reduce the risk of adverse DAC adjustments going forward. The changes relating to the types and amounts of costs deferred will somewhat accelerate the recognition of ongoing expenses, although the impact of this should be offset to some extent as reengineering and other cost control initiatives are expected to mitigate their impact.

2001 COMPARED TO 2000:

Our net loss was $42 million in 2001, compared to net income of $24 million in 2000. Loss before income taxes totaled $64 million in 2001, compared with income of $38 million in 2000. This decline was primarily the result of a $91 million increase in net pretax realized loss on investments and a $28 million decrease in net investment income.

Total revenues decreased to $198 million in 2001, compared with $312 million in 2000. The decrease is primarily due to net investment losses and decreases in net investment income. Net investment income, the largest component of revenues, decreased 9 % from the prior year, primarily due to lower overall investment yields and credit-related yield adjustments on fixed maturity investments.

Total investment contract deposits received increased to $922 million in 2001, compared with $721 million in 2000. This increase is primarily due to increases in fixed and variable annuity deposits in 2001.

Contractholder charges decreased 13 % to $6.0 million in 2001, compared with $6.9 million in 2000, due primarily to a decline in fixed annuity surrender charges. We also receive mortality and expense risk fees from the separate accounts. Mortality and expense risk fees increased to $10.2 million in 2001, compared with $5.4 million in 2000, reflecting an increase in separate account assets.

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Net realized losses on investments were $90 million in 2001, compared to net realized gains on investments of $0.5 million in 2000. The losses in 2001 are comprised of an $18 million net loss in the first quarter resulting primarily from the recognition of impairment losses and the sale of certain high-yield securities; a $20 million write-down in the second quarter to recognize the impact of higher default assumptions on certain structured investments; a $51 million write-down of lower-rated securities (most of which were sold in 2001) in the second quarter primarily in connection with our decision to lower its risk profile by reducing the level of its high-yield fixed maturity investment portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors; and $1 million of other net losses related to the sale and write-down of investments.

Total benefits and expenses decreased 4% to $262 million in 2001 compared to $274 million in 2000. The largest component of expenses, interest credited on investment contracts, decreased to $181 million, reflecting lower crediting rates which more than offset the growth in fixed annuities inforce. Amortization of DAC decreased to $45 million in 2001, compared to $48 million in 2000. The decline was primarily due to DAC unlocking adjustments (see footnote one of the attached financial statements for the definition of unlocking adjustments), which resulted in net increases in amortization of $1.9 million in 2001 and $1.5 million in 2000. Amortization, excluding unlocking adjustments, was less in 2001 than in 2000, due primarily to improved persistency of fixed deferred annuity business.

Other operating expenses increased slightly to approximately $36 million in 2001.

IMPACT OF MARKET VOLATILITY ON RESULTS OF OPERATIONS

Various aspects of our business can be significantly impacted by equity market levels and other market-based factors. One of these items is the mortality and expense risk fees which are based on the market value of separate account assets. Other areas impacted by market volatility involve DAC (as noted above), structured investments and the variable annuity guaranteed minimum death benefit feature. The value of our structured investment portfolio is impacted by various market factors. These investments include collateralized debt obligations, which are held by us through interests in special purpose entities. The carrying value of these investments is based on estimated cash flow projections, which are affected by factors such as default rates, persistency of defaults, recovery rates and interest rates, among others. Persistency of, or increases in, these default rates could result in negative adjustments to the market values of these investments in the future, which would adversely impact results of operations. Conversely, a decline in the default rates would result in higher values and would benefit future results of operations.

The majority of the variable annuity contracts offered by us contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of our contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable.

CERTAIN CRITICAL ACCOUNTING POLICIES

Our significant accounting policies are described in Note 1 to the Consolidated Financial Statements. The following provides information about certain critical accounting policies that are important to the Consolidated Financial Statements and that involve estimates requiring significant management assumptions and judgments about the effect of matters that are uncertain. These policies relate to the recognition of impairment within the investment portfolio, deferred policy acquisition costs and insurance and annuity reserves.

INVESTMENTS

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for debt securities include, but are not limited to, issuer downgrade, default or bankruptcy. We also consider the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain (loss) on investments within the Consolidated Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, our investment portfolio also contains structured investments of various asset quality, including Collateralized Debt Obligations
(CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. If actual future cash flows are less than projected, additional losses would be realized.

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The reserve for losses on mortgage loans on real estate is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, including, for example, direct sales commissions, related sales incentive bonuses and awards, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The DAC for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality rates, interest margins and maintenance expense levels, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made.

LIABILITIES FOR FUTURE POLICY BENEFITS

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

RISK MANAGEMENT

The sensitivity analysis discussed below estimates the effects of hypothetical sudden and sustained changes in the applicable market conditions of two different types of market risk on the ensuing year's earnings, based on year-end positions. The market changes, assumed to occur as of year-end, are a 100 basis point increase in market interest rates and a 10% decline in the value of equity securities held in separate accounts. Computations of the prospective effects of the hypothetical interest rate and equity market changes are based on numerous assumptions, including relative levels of market interest rates and equity market prices, as well as the levels of assets and liabilities. The hypothetical changes and assumptions will be different from what actually occur. Furthermore, the computations do not incorporate actions that management could take if the hypothetical market changes took place. As a result, actual earnings consequences will differ from those quantified below.

We primarily invest in fixed income securities over a broad range of maturities for the purpose of providing fixed annuity contractholders with a competitive rate of return on their investments while controlling risk, and to provide a dependable and targeted spread between the interest rate earned on investments and the interest rate credited to contractholders' accounts. We do not invest in securities to generate short-term trading profits.

We have an investment committee that meets periodically. At these meetings, the committee reviews models projecting different interest rate scenarios, risk/return measures and their impact on profitability to us. The committee also reviews the distribution of assets in the portfolio by type and credit risk sector. The objective of the committee is to structure the investment portfolio based upon the type and expected behavior of products in the liability portfolio so as to meet contractual obligations and to achieve targeted levels of profitability within defined risk parameters.

Rates credited to contract owners' accounts are generally reset at shorter intervals than the maturity of underlying investments. Therefore, margins may be negatively impacted by increases in the general level of interest rates. Part of the investment committee's strategy includes the use of derivatives, such as interest rate caps, swaps and floors, for risk management purposes. These derivatives help protect margins by increasing investment returns if there is a sudden and severe rise in interest rates, thereby mitigating the impact of an increase in rates credited to contract owner's fixed accounts. Conversely, in a low interest rate environment, such as that experienced recently, margins may be negatively impacted as the interest rates available on our investments approach the guaranteed minimum interest rates on the annuity contracts. This negative impact may be compounded by the fact that many of our interest bearing investments are callable or prepayable by the issuer and calls and prepayments are more likely to occur in low interest rate environments. Interest rate derivatives with notional

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amounts totaling approximately $4.3 billion were outstanding at Dec. 31, 2002 to hedge interest rate exposure. Of this total, $4 billion of the notional par relates to interest rate swaps and floors we have exclusively with its Parent.

The negative effect on our pretax earnings of a 100 basis point increase in interest rates, which assumes repricings and customer behavior based on the application of proprietary models to the book of business at Dec. 31, 2002 and includes the impact of any derivatives, would be a decrease of approximately $0.1 million.

The amount of the fee income we receive is based upon the daily market value of the separate account assets. As a result, our fee income would be negatively impacted by a decline in the equity markets. Another part of the investment committee's strategy is to use index options to manage the equity market risk related to fee income. These derivatives help protect fee income by providing option income when there is a significant decline in the equity markets. We did not have equity-based derivatives outstanding at Dec. 31, 2002 for this purpose.

The negative effect on our pretax earnings of a 10 % decline in equity prices would be approximately $1 million based on separate account assets as of Dec. 31, 2002.

LIQUIDITY AND CAPITAL RESOURCES

Our liquidity requirements are generally met by funds provided by annuity considerations, capital contributions, investment income, proceeds from sales of investments as well as maturities and periodic repayments of investment principal. Maturities of our investments is largely matched with the expected future payments of annuity obligations.

The primary uses of funds are annuity obligations, commissions and operating expenses and investment purchases.

We have an available line of credit with AEFC aggregating $50 million. No borrowings were outstanding under the agreement at Dec. 31, 2002. At Dec. 31, 2002, there were no outstanding reverse repurchase agreements. Both the line of credit and the reverse repurchase agreements are used strictly as short-term sources of funds.

At Dec. 31, 2002, investments in fixed maturities comprised 90 % of our total invested assets and primarily include corporate debt, mortgage and other asset-backed securities. Approximately 63 % is invested in GNMA, FNMA and FHLMC mortgage-backed securities which are considered AAA quality. Our corporate securities comprise a diverse portfolio with the largest concentrations accounting for approximately 63 % of the portfolio, in the following industries: banking and finance, utilities, communication and media and transportation.

At Dec. 31, 2002, approximately 5 % of our investments in fixed maturities were below investment grade bonds. These investments may be subject to a higher degree of risk than the investment grade issues because of the borrower's generally greater sensitivity to adverse economic conditions, such as a recession or increasing interest rates, and in certain instances, the lack of an active secondary market. Expected returns on below investment grade bonds reflect consideration of such factors. We have identified those fixed maturities for which a decline in fair value is determined to be other-than-temporary, and has written them down to fair value with a charge to earnings.

During 2001, we placed our rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $54 million, into a securitization trust. In return, we received $7 million in cash (excluding transaction expenses) relating to sales to unaffiliated investors and retained interests in the trust with allocated book amounts aggregating $47 million. As of Dec. 31, 2002, the retained interests had a carrying value of $45 million, of which $31 million is considered investment grade. We have no obligations, contingent or otherwise, to such unaffiliated investors. One of the results of this transaction is that increases or decreases in future cash flows of the individual CDOs are combined into one overall cash flow for purposes of determining the carrying value of the retained interests and related impact on results of operations.

At Dec. 31, 2002, net unrealized gains on available-for-sale fixed maturity securities included $211 million of gross unrealized gains and $28 million of gross unrealized losses. We do not classify fixed maturity securities as held-to-maturity.

At Dec. 31, 2002, we had a reserve on losses for mortgage loans totaling $6 million.

In 2002, we received $250 million of capital contributions from IDS Life.

The economy and other factors caused insurance companies to go under regulatory supervision. These situations resulted in assessments by state guaranty associations to cover losses to policyholders of insolvent or rehabilitated companies. Some assessments can be partially recovered through a reduction in future premium taxes in certain states. We established an asset for guaranty association assessments paid to those states allowing a reduction in future premium taxes over a reasonable period of time. The asset is being amortized as premium taxes are reduced. We have also estimated the potential effect of future assessments on our financial position and results of operations and has established a reserve for such potential assessments.

The National Association of Insurance Commissioners (NAIC) established risk-based capital (RBC) standards for life insurance companies to determine capital requirements based upon the risks inherent in its operations. These standards require the computation of a RBC amount which is then compared to a company's actual total adjusted statutory capital. The computation involves applying factors to various statutory financial data to address four primary risks: asset default, adverse insurance experience, interest rate risk and external events. These standards provide for regulatory attention when the percentage of total adjusted capital to authorized control level RBC is below certain levels. As of Dec. 31, 2002, our total adjusted capital was well in excess of the levels requiring regulatory attention. In 2003, any dividends would require the approval of the Insurance Department of the State of Indiana.

          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

FORWARD-LOOKING STATEMENTS

Certain statements in item #7 of this Form 10-K Annual Report contain forward-looking statements which are subject to risks and uncertainties that could cause results to differ materially from such statements. The words "believe," "expect," "anticipate," "optimistic," "intend," "plan," "aim," "will," "should," "could," "likely," and similar expressions are intended to identify forward-looking statements. Readers are cautioned not to place undue reliance on these forward-looking statements, which speak only as of the date on which they are made. We undertake no obligation to publicly update or revise any forward-looking statements. Important factors that could cause actual results to differ materially from our forward-looking statements include, but are not limited to: fluctuations in external markets, which can affect the amount and types of investment products sold, the market value of its managed assets, mortality expense risk and other fees received based on those assets and the amount of amortization of DAC; potential deterioration in high-yield and other investments, which could result in further losses in our investment portfolio; changes in assumptions relating to DAC which also could impact the amount of DAC amortization; the ability to sell certain high-yield investments at expected values and within anticipated timeframes and to maintain its high-yield portfolio at certain levels in the future; the types and value of certain death benefit features on variable annuity contracts; the affect of assessments and other surcharges for guaranty funds; the response of reinsurance companies under reinsurance contracts; the impact of reinsurance rates and the availability and adequacy of reinsurance to protect us against losses; negative changes in our credit ratings; increasing competition in all our major businesses; the adoption of recently issued rules related to the consolidation of variable interest entities, including those involving CDOs that we invest in which could affect both our balance sheet and results of operations; and outcomes of litigation.

ADDITIONAL INFORMATION

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this prospectus is modified or superseded by a statement in this prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this prospectus. The Annual Report on Form 10-K for the year ended December 31, 2002 previously filed by American Enterprise Life with the SEC under the Securities Exchange Act of 1934 is incorporated by reference into this prospectus.

American Enterprise Life will furnish you without charge a copy of any or all of the documents incorporated by reference into this prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request. You can contact American Enterprise Life at the telephone number and address listed on the first page of this prospectus.

AVAILABLE INFORMATION

This prospectus is part of a registration statement we file with the SEC. Additional information on American Enterprise Life and on this offering is available in the registration statement. You can obtain copies of these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. You can obtain information on the operation of the Public Reference Room by calling the SEC at 1-800-SEC-0330. The SEC also maintains an Internet site. In addition to this prospectus, the SAI and information about the contract, information incorporated by reference is available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors and officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.


EXPERTS


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of American Enterprise Life Insurance Company at Dec. 31, 2002 and 2001, and for each of the three years in the period ended Dec. 31, 2002, and the individual statements of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(SM) as of Dec. 31, 2002 and for the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the accompanying consolidated balance sheets of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2002 and 2001, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of American Enterprise Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

                                                               ERNST & YOUNG LLP

January 27, 2003

Minneapolis, Minnesota

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Balance Sheets
December 31, (In thousands, except share amounts)                                                     2002          2001
Assets
Investments:
   Available-for-sale:
      Fixed maturities, at fair value (amortized cost: 2002, $5,105,431; 2001,
         $3,282,893)                                                                               $5,288,855    $3,302,753
      Common stocks, at fair value (cost: 2002, $--; 2001, $172)                                           --           344
   Mortgage loans on real estate                                                                      587,535       654,209
   Other investments                                                                                    2,381         2,400
                                                                                                        -----         -----
      Total investments                                                                             5,878,771     3,959,706
Cash and cash equivalents                                                                           1,118,692       260,214
Amounts due from brokers                                                                                   --        41,705
Other accounts receivable                                                                               1,584         1,812
Accrued investment income                                                                              56,448        45,422
Deferred policy acquisition costs                                                                     260,577       217,923
Deferred income taxes, net                                                                                 --        32,132
Other assets                                                                                           15,887         8,527
Separate account assets                                                                               694,771       708,240
                                                                                                      -------       -------
      Total assets                                                                                 $8,026,730    $5,275,681
                                                                                                   ==========    ==========
Liabilities and stockholder's equity Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $5,411,938    $3,765,679
      Universal life-type insurance                                                                        16             3
   Policy claims and other policyholders' funds                                                         9,050         2,286
   Amounts due to brokers                                                                             985,081       225,127
   Deferred income taxes, net                                                                          17,608            --
   Other liabilities                                                                                   82,453        64,517
   Separate account liabilities                                                                       694,771       708,240
                                                                                                      -------       -------
      Total liabilities                                                                             7,200,917     4,765,852
Commitments and contingencies
Stockholder's equity:
   Capital stock, $150 par value per share; 100,000 shares authorized,
      20,000 shares issued and outstanding                                                              3,000         3,000
   Additional paid-in capital                                                                         591,872       341,872
   Accumulated other comprehensive income (loss), net of tax:
      Net unrealized securities gains                                                                 104,259        13,021
      Net unrealized derivative losses                                                                (13,234)      (21,670)
                                                                                                      -------       -------
         Total accumulated other comprehensive income (loss)                                           91,025        (8,649)
   Retained earnings                                                                                  139,916       173,606
                                                                                                      -------       -------
      Total stockholder's equity                                                                      825,813       509,829
                                                                                                      -------       -------
Total liabilities and stockholder's equity                                                         $8,026,730    $5,275,681
                                                                                                   ==========    ==========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Income
Years ended December 31, (In thousands)                                                 2002            2001          2000
Revenues
Net investment income                                                                 $292,067       $271,718      $299,759
Contractholder charges                                                                   6,454          5,998         6,865
Mortality and expense risk fees                                                         12,452         10,247         5,383
Net realized gain (loss) on investments                                                      3        (89,920)          469
                                                                                       -------        -------       -------
   Total revenues                                                                      310,976        198,043       312,476
                                                                                       -------        -------       -------
Benefits and expenses
Interest credited on universal life-type insurance and investment contracts            215,918        180,906       191,040
Amortization of deferred policy acquisition costs                                       48,469         45,494        47,676
Other operating expenses                                                                98,766         35,579        35,308
                                                                                       -------        -------       -------
   Total benefits and expenses                                                         363,153        261,979       274,024
                                                                                       -------        -------       -------
(Loss) income before income taxes                                                      (52,177)       (63,936)       38,452
Income tax (benefit) expense                                                           (18,487)       (22,208)       14,087
                                                                                       -------        -------       -------
Net (loss) income                                                                     $(33,690)      $(41,728)     $ 24,365
                                                                                      ========       ========      ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Stockholder's Equity
                                                                                             Accumulated
                                                                                                other
                                                                               Additional   comprehensive                  Total
                                                                      Capital    paid-in   income (loss),  Retained    stockholder's
For the three years ended December 31, 2002 (In thousands)             stock     capital   net of tax       earnings      equity
Balance, January 1, 2000                                              $2,000    $282,872     $(69,753)      $190,969    $406,088
Comprehensive income:
   Net income                                                             --          --           --         24,365      24,365
   Net unrealized holding gains on available-for-sale securities
     arising during the year, net of income tax expense of $4,812         --          --        8,937             --       8,937
   Reclassification adjustment for gains on available-for-sale securities included in net income, net of income tax
     expense of $690                                                      --          --       (1,281)            --      (1,281)
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --        7,656             --       7,656
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      32,021
Change in par value of capital stock                                   1,000      (1,000)          --             --          --
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2000                                             3,000     281,872      (62,097)       215,334     438,109
Comprehensive income:
   Net loss                                                               --          --           --        (41,728)    (41,728)
   Cumulative effect of adopting SFAS No. 133,
     net of income tax benefit of $18,699                                 --          --      (34,726)            --     (34,726)
   Net unrealized holdings gains on available-for-sale securities
     arising during the year, net of income tax expense of $73,754        --          --      136,972             --     136,972
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax
     expense of $30,811                                                   --          --      (57,220)            --     (57,220)
   Reclassification adjustment for loss on derivatives included
     in net loss, net of income tax benefit of $4,535                     --          --        8,422             --       8,422
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       53,448             --      53,448
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      11,720
Capital contribution                                                      --      60,000           --             --      60,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2001                                             3,000     341,872       (8,649)       173,606     509,829
Comprehensive income:
   Net loss                                                               --          --           --        (33,690)    (33,690)
   Net unrealized holding gains on available-for-sale securities arising during the year, net of deferred policy acquisition
     costs of ($23,026) and income tax expense of $51,599                 --          --       95,827             --      95,827
   Reclassification adjustment for gains on available-for-sale
     Securities included in net loss, net of income tax expense
     of $2,471                                                            --          --       (4,589)            --      (4,589)
   Reclassification adjustment for losses on derivatives
     included in net loss, net of income tax benefit of $4,542            --          --        8,436             --       8,436
                                                                      ------    --------     --------       --------    --------
   Other comprehensive income                                             --          --       99,674             --      99,674
                                                                      ------    --------     --------       --------    --------
   Comprehensive income                                                   --          --           --             --      65,984
Capital contribution                                                      --     250,000           --             --     250,000
                                                                      ------    --------     --------       --------    --------
Balance, December 31, 2002                                            $3,000    $591,872     $ 91,025       $139,916    $825,813
                                                                      ======    ========     ========       ========    ========

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Consolidated Statements of Cash Flows
Years ended December 31, (In thousands)                                                 2002            2001          2000
Cash flows from operating activities
Net (loss) income                                                                 $   (33,690)    $   (41,728)   $  24,365
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
   Change in accrued investment income                                                (11,026)          9,519        1,735
   Change in other accounts receivable                                                    228            (945)        (551)
   Change in deferred policy acquisition costs, net                                   (65,680)        (19,301)     (18,334)
   Change in other assets                                                              (7,360)         31,411       (9,960)
   Change in policy claims and other policyholders' funds                               6,764          (7,009)      (2,802)
   Deferred income tax (benefit) provision                                             (3,725)        (34,562)       7,029
   Change in other liabilities                                                         17,936           6,553      (11,110)
   Amortization of premium (accretion of discount), net                                   167            (689)       2,682
   Net realized (gain) loss on investments                                                 (3)         89,920         (469)
   Other, net                                                                          12,784          (7,796)        (233)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by operating activities                             (83,605)         25,373       (7,648)

Cash flows from investing activities
Held-to-maturity securities:
   Maturities, sinking fund payments and calls                                             --              --       65,716
   Sales                                                                                   --              --        5,128
Available-for-sale securities:
   Purchases                                                                       (3,409,718)     (1,446,157)    (101,665)
   Maturities, sinking fund payments and calls                                        500,348         379,281      171,297
   Sales                                                                            1,092,923         803,034      176,296
Other investments:
   Purchases                                                                           (4,391)         (8,513)      (1,388)
   Sales                                                                               64,988          71,110       65,978
Change in amounts due from brokers                                                     41,705         (40,389)      (1,316)
Change in amounts due to brokers                                                      759,954         200,740         (828)
                                                                                  -----------     -----------    ---------
      Net cash (used in) provided by investing activities                            (954,191)        (40,894)     379,218

Cash flows from financing activities
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                          2,052,002         779,626      398,462
   Surrenders and other benefits                                                     (621,646)       (779,649)    (926,220)
   Interest credited to account balances                                              215,918         180,906      191,040
Capital contribution                                                                  250,000          60,000           --
                                                                                  -----------     -----------    ---------
      Net cash provided by (used in) financing activities                           1,896,274         240,883     (336,718)
                                                                                  -----------     -----------    ---------
   Net increase in cash and cash equivalents                                          858,478         225,362       34,852
   Cash and cash equivalents at beginning of year                                     260,214          34,852           --
                                                                                  -----------     -----------    ---------
   Cash and cash equivalents at end of year                                       $ 1,118,692     $   260,214    $  34,852
                                                                                  ===========     ===========    =========
Supplemental disclosures:
   Income taxes paid                                                              $    12,761     $        --    $  14,861
   Interest on borrowings                                                                  --              15        1,073
                                                                                  -----------     -----------    ---------

See accompanying notes to consolidated financial statements.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Notes to Consolidated Financial Statements

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of business

American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance and annuity business in 48 states. The Company is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly-owned subsidiary of American Express Company. The Company also wholly-owns American Enterprise REO 1, LLC. This subsidiary holds mortgage loans on real estate and/or real estate investments.

The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Variable universal life insurance is offered as well. The Company distributes its products primarily through financial institutions and regional and/or independent broker dealers.

The Company's fixed annuity contracts guarantee a minimum interest rate during the accumulation period (the time before the annuity payments begin). However, the Company has the option of paying a higher rate set at its discretion, and has adopted a practice whereby any higher current rate is guaranteed for a specified period. Under the Company's variable annuity products, the purchaser may choose among general account and separate account investment options. Within the general account, many contracts allow the purchaser to select the number of years a fixed rate will be guaranteed. If a guarantee term longer than one year is chosen, there may be a market value adjustment applied if funds are withdrawn before the end of that term. Separate account options include accounts investing in equities, bonds, managed funds and/or short term securities.

Basis of presentation

The accompanying consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. All significant intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4). Certain prior year amounts have been reclassified to conform to the current year's presentation.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition

Profits on fixed deferred annuities are the excess of contractholder charges and investment income earned from investment of contract considerations over interest credited to contract values, amortization of deferred acquisition costs, and other expenses. Profits on variable deferred annuities also include the excess of mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and charges for optional benefits over the costs of guaranteed benefits provided. Contractholder charges include policy fees and surrender charges.

Profits on variable universal life insurance are the excess of contractholder charges, mortality and expense risk fees, certain fee revenues from underlying nonproprietary mutual funds, and investment income earned from investment of contract considerations over interest credited to contract values, death and other benefits paid in excess of contract values, amortization of deferred acquisition costs and other expenses. Contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. Mortality and expense risk fees are received from the variable life insurance separate accounts.

Investments -- Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as available-for-sale and carried at fair value. Unrealized gains and losses on securities classified as available-for-sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. Indicators of other-than-temporary impairment for fixed maturity securities include, but are not limited to, issuer downgrade, default or bankruptcy. The Company also considers the extent to which cost exceeds fair value, the duration of time of that decline, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in net realized gain
(loss) on investments within the Consolidated Statements of Income.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, the Company's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs), which are not readily marketable. As a result, the carrying values of these structured investments are based on estimated cash flow projections which require a significant degree of management judgment as to default and recovery rates of the underlying investments and, as such, are subject to change. The Company's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets."

Net investment income, which primarily consists of interest earned on fixed maturity securities, is generally accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums, discounts and anticipated prepayments on mortgage-backed securities. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Investments -- Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Cash and cash equivalents

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

The costs of acquiring new business, including, for example, direct sales commissions, policy issue costs and other related costs have been deferred on the sale of annuity contracts. The deferred acquisition costs (DAC) for certain annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. DAC for other annuities are amortized using the interest method.

Amortization of DAC requires the use of certain assumptions including interest margins, persistency rates, maintenance expense levels and customer asset value growth rates for variable annuities and variable universal life insurance. The customer asset value growth rate is the rate at which contract values are assumed to appreciate in the future. This rate is net of asset fees, and anticipates a blend of equity and fixed income investments. Management routinely monitors a wide variety of trends in the business including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis.

Management monitors other principal DAC assumptions, such as persistency, mortality, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year.

When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can be either positive or negative in any particular period, and is reflected in the period that such changes are made. These adjustments are collectively referred to as unlocking adjustments. During 2002, 2001, and 2000 unlocking adjustments resulted in a net increase in amortization of $5,700, $1,900 and $1,500, respectively.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Guaranteed minimum death benefits

The majority of the variable annuity contracts offered by the Company contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee that the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in the value of the contract. A large portion of the Company's contracts containing a GMDB provision adjust the guaranteed amount annually. The periodic adjustment of these contracts can generally only increase the guaranteed amount. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Currently, the amount paid in excess of contract value is expensed when payable. Amounts expensed in 2002, 2001 and 2000 were $6,440, $821 and $40, respectively.

Liabilities for future policy benefits

Liabilities for variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue, with an average rate of approximately 6.4%.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by the Company is $750 on any single life. Risk not retained is reinsured with other life insurance companies on a yearly renewable term basis. The Company retains all accidental death benefit and waiver of premium risk. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue to be payable at the initial level regardless of investment performance so long as minimum premium payments are made.

Accounting developments

In July 2000, the Financial Accounting Standards Board's (FASB) Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." The Company adopted the consensus as of January 1, 2001. Issue 99-20 prescribes procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affects the Company's CDO investments. Although there was no significant impact resulting from the adoption of Issue 99-20, the Company holds structured securities that are accounted for under Issue 99-20.

Effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended (SFAS No. 133), which requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative are recorded in earnings or directly to other comprehensive income, depending on the instrument's designated use. The adoption of SFAS No. 133 resulted in a cumulative after-tax reduction to other comprehensive income of $34,726. This reduction in other comprehensive income is due to cash flow hedges that existed previous to adopting SFAS No. 133 that no longer qualify or are not designated for hedge accounting treatment under SFAS No. 133. The cumulative impact to earnings was not significant. See Note 8 for further discussion of the Company's derivatives and hedging activities.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

SFAS No. 133 also provided a one-time opportunity to reclassify held-to-maturity security investments to available-for-sale without tainting the remaining securities in the held-to-maturity portfolio. The Company elected to take the opportunity in 2001 to reclass all its held-to-maturity investments to available-for-sale.

The Company adopted SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," which superseded SFAS No.
125. The Statement was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement was effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The impact on the Company's financial position or results of operations of adopting the Statement was not significant.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs). The accounting provisions and expanded disclosure requirements of FIN 46 are effective immediately for VIEs created after January 31, 2003, and are effective for reporting periods beginning after June 15, 2003, for VIEs created prior to February 1, 2003. The Company continues to evaluate all relationships and interests in entities that may be considered VIEs.

2. INVESTMENTS

Fixed maturity and equity securities

The following is a summary of securities available-for-sale at December 31, 2002:

                                                                     Gross              Gross
                                                      Amortized   unrealized         unrealized        Fair
                                                        cost         gains             losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    4,928     $    389         $     --      $    5,317
   State and municipal obligations                        2,250          206               --           2,456
   Corporate bonds and obligations                    1,738,428      108,983           17,927       1,829,484
   Structured investments                                53,768           --            9,142          44,626
   Mortgage and other asset-backed securities         3,306,057      101,719              804       3,406,972
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $5,105,431     $211,297          $27,873      $5,288,855
                                                     ==========     ========          =======      ==========

The amortized cost and fair value of fixed maturity securities at December 31, 2002 by contractual maturity are as follows:

                                                        Amortized      Fair
                                                          cost         value
Due within one year                                 $   148,358  $   150,744
Due from one to five years                              597,557      633,755
Due from five to ten years                              887,404      941,358
Due in more than ten years                              166,055      156,026
Mortgage and other asset-backed securities            3,306,057    3,406,972
                                                      ---------    ---------
   Total                                             $5,105,431   $5,288,855
                                                     ==========   ==========

The timing of actual receipts will differ from contractual maturities because issuers may have the right to call or prepay obligations.

The following is a summary of securities available-for-sale at December 31, 2001:

                                                                       Gross            Gross
                                                        Amortized   unrealized       unrealized        Fair
                                                          cost         gains           losses          value
Fixed maturity securities:
   U.S. Government agency obligations                $    3,444      $   130          $    45      $    3,529
   State and municipal obligations                        2,250           18               --           2,268
   Corporate bonds and obligations                    1,746,620       43,487           19,757       1,770,350
   Structured investments                                60,024           --           14,383          45,641
   Mortgage and other asset-backed securities         1,470,555       18,528            8,118       1,480,965
                                                     ----------     --------          -------      ----------
Total fixed maturity securities                      $3,282,893      $62,163          $42,303      $3,302,753
                                                     ==========      =======          =======      ==========
Common stocks                                        $      172      $   172          $    --      $      344
                                                     ==========      =======          =======      ==========

Pursuant to the adoption of SFAS No. 133 the Company reclassified all held-to-maturity securities with a carrying value of $934,091 and net unrealized losses of $7,060 to available-for-sale as of January 1, 2001.

At December 31, 2002 and 2001, bonds carried at $3,418 and $3,444, respectively, were on deposit with various states as required by law.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

At December 31, 2002, fixed maturity securities comprised approximately 90 percent of the Company's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $96 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agencies' ratings differ, the lower rating is used. A summary of fixed maturity securities, at fair value, by rating on December 31, is as follows:

Rating                                                2002          2001
AAA                                                    65%           49%
AA                                                      1             1
A                                                      10            14
BBB                                                    19            32
Below investment grade                                  5             4
                                                      ----          ----
   Total                                              100%          100%
                                                      ----          ----

At December 31, 2002, approximately 97% of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than ten percent of stockholder's equity.

Available-for-sale securities were sold during 2002 with proceeds of $1,092,923 and gross realized gains and losses of $38,067 and $16,970, respectively. Available-for-sale securities were sold during 2001 with proceeds of $803,034 and gross realized gains and losses of $17,879 and $72,587, respectively. Available-for-sale securities were sold during 2000 with proceeds of $176,296 and gross realized gains and losses of $4,305 and $1,748, respectively.

During the years ended December 31, 2002, 2001, and 2000, the Company also recognized losses of $15,029, $30,062, and $5,434, respectively due to other-than-temporary impairments on structured investments and corporate debt securities. These amounts are reflected in the net realized gain (loss) on investments in the Consolidated Statements of Income. The 2001 realized losses and other-than-temporary impairments include the effect of the write-downs and sale of high-yield securities discussed below.

The net unrealized gain (loss) on available-for-sale securities as of December 31, 2002 and 2001, was $183,424 and $20,032, respectively, with the $163,392 change, net of taxes and deferred policy acquisition costs, reflected as a separate component in accumulated other comprehensive income for the year ended December 31, 2002. For the year ended December 31, 2001 the change in net unrealized losses on available-for-sale securities was a decrease of $115,567. For the year ended December 31, 2000 the change in net unrealized losses on available-for-sale securities was a decrease of $11,777.

During 2001, the Company recorded pretax losses of $90,151 to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with Company's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors, and to write down certain other investments. Within the Consolidated Statements of Income, $83,663 of these losses are included in Net realized gains (losses) on investments and $6,488 are included in Net investment income.

During 2001, the Company placed its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $53,615, into a securitization trust. In return, the company received $7,108 in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $46,507. As of December 31, 2002, the retained interests had a carrying value of approximately $45,000, of which approximately $31,000 is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF Issue 99-20.

Fair values of fixed maturity and equity securities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates, estimated future cash flows and market data from independent brokers.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Mortgage loans on real estate

At December 31, 2002, approximately 10% of the Company's invested assets were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Region                                sheet        commitments              sheet      commitments
South Atlantic                      $145,999         $--                 $161,912        $1,940
Middle Atlantic                       82,679          --                   93,771            --
East North Central                   102,483          --                  114,292            --
Mountain                              75,001          --                   81,520            27
West North Central                    99,790          --                  106,432            --
New England                           27,860          --                   34,896            --
Pacific                               25,759          --                   31,836            --
West South Central                    26,889          --                   27,421            --
East South Central                     7,156          --                    6,361            --
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

                                         December 31, 2002                   December 31, 2001
                                   On balance        Funding             On balance      Funding
Property type                         sheet        commitments              sheet      commitments
Department/retail stores            $155,370         $--                 $179,890        $   --
Apartments                           132,567          --                  143,430         1,940
Office buildings                     171,298          --                  185,925            --
Industrial buildings                  67,776          --                   72,745            --
Hotels/motels                         35,421          --                   37,569            --
Medical buildings                     24,052          --                   28,360            --
Nursing/retirement homes               2,707          --                    2,787            --
Mixed use                              4,425          --                    7,735            27
                                    --------         ---                 --------        ------
                                     593,616          --                  658,441         1,967
Less reserves for losses               6,081          --                    4,232            --
                                    --------         ---                 --------        ------
   Total                            $587,535         $--                 $654,209        $1,967
                                    ========         ===                 ========        ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2002, 2001 and 2000, the Company's investment in impaired loans was $11,705, $3,632 and $9,014, respectively, with related reserves of $4,730, $835 and $500, respectively.

During 2002, 2001 and 2000, the average investment in impaired loans was $9,352, $6,394, and $4,684, respectively.

The Company recognized $349, $271 and $221 of interest income related to impaired loans for the years ended December 31, 2002, 2001 and 2000, respectively.

The following table presents changes in the reserve for mortgage loan losses:

                                               2002         2001         2000
Balance, January 1                           $4,232       $3,304      $ 6,650
Provision for mortgage loan losses            1,849          928       (3,346)
                                              -----          ---       ------
Balance, December 31                         $6,081       $4,232      $ 3,304
                                             ======       ======      =======

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

Sources of investment income and realized gains (losses) on investments

Net investment income for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Income on fixed maturities                 $239,084     $211,920     $237,201
Income on mortgage loans on real estate      47,697       54,723       59,686
Other                                         8,874        6,498        6,829
                                           --------     --------     --------
                                            295,655      273,141      303,716
Less investment expenses                      3,588        1,423        3,957
                                           --------     --------     --------
   Total                                   $292,067     $271,718     $299,759
                                           ========     ========     ========

Net realized gains (losses) on investments for the years ended December 31 is summarized as follows:

                                              2002         2001         2000
Fixed maturities                            $ 6,068     $(84,770)     $(2,877)
Mortgage loans on real estate                (5,744)      (1,263)       3,346
Other                                          (321)      (3,887)          --
                                            -------     --------      -------
   Total                                    $     3     $(89,920)     $   469
                                            =======     ========      =======

3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax (benefit) expense for the years ended December 31 consists of the following:

                                              2002         2001         2000
Federal income taxes
   Current                                 $(15,096)    $ 11,803      $ 6,170
   Deferred                                  (3,725)     (34,562)       7,029
                                           --------     --------     --------
                                            (18,821)     (22,759)      13,199
State income taxes -- current                   334          551          888
                                           --------     --------     --------
Income tax (benefit) expense               $(18,487)    $(22,208)     $14,087
                                           ========     ========      =======

Income tax (benefit) expense differs from that computed by using the federal statutory rate of 35%. The principal causes of the difference in each year are shown below:

                                                               2002                     2001                    2000
                                                       Provision     Rate      Provision     Rate      Provision       Rate
Federal income taxes based on the statutory rate      $(18,262)     (35.0)%   $(22,378)     (35.0)%    $13,458        35.0%
Tax-exempt interest and dividend income                    (62)      (0.1)          (3)        --           (4)         --
State taxes, net of federal benefit                        217        0.4          358        0.6          578         1.5
Other, net                                                (380)      (0.7)        (185)      (0.3)          55         0.1
                                                      --------      -----     --------      -----      -------        ----
Total income taxes                                    $(18,487)     (35.4)%   $(22,208)     (34.7)%    $14,087        36.6%
                                                      ========      =====     ========      =====      =======        ====

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

                                                              2002       2001
Deferred income tax assets:
   Policy reserves                                         $ 48,048    $46,263
   Investments                                               50,548     38,618
   Other                                                     13,175      5,939
                                                             ------      -----
Total deferred income tax assets                            111,771     90,820
                                                            -------     ------
Deferred income tax liabilities:
   Deferred policy acquisition costs                         73,243     58,688
   Net unrealized gains on available-for-sale securities     56,136         --
                                                            -------     ------
Total deferred income tax liabilities                       129,379     58,688
                                                            -------     ------
Net deferred income tax (liabilities) assets               $(17,608)   $32,132
                                                           ========    =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. The Company's statutory unassigned deficit aggregated $101,533 and $41,371 as of December 31, 2002 and 2001, respectively. Any dividend distributions in 2003 would require approval by the Insurance Department of the State of Indiana.

Statutory net loss for the years ended December 31 and statutory capital and surplus as of December 31, are summarized as follows:

                                              2002         2001         2000
Statutory net loss                         $(85,113)    $(81,461)    $(11,928)
Statutory capital and surplus               493,339      303,501      315,930
                                            -------      -------      -------

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The State of Indiana adopted the provisions of the revised manual without modification. The revised manual changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The impact of implementing these changes was a decrease of $44,786 to the Company's statutory-basis capital and surplus as of January 1, 2001.

5. RELATED PARTY TRANSACTIONS

The Company has no employees. Charges by IDS Life for the use of joint facilities, technology support, marketing services and other services aggregated $44,500, $34,681 and $45,191 for the years ended December 31, 2002, 2001 and
2000, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

The Company has entered into interest rate swaps and interest rate floors with IDS Life. See Note 8 for more details.

Included in other liabilities at December 31, 2002 and 2001 is $1,506 and $28,919, respectively, payable to IDS Life for federal income taxes.

6. LINES OF CREDIT

The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2002 or 2001.

7. COMMITMENTS AND CONTINGENCIES

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse affect on the Company.

In recent years, life insurance companies have been named defendants in lawsuits, including class action lawsuits, alleging improper life insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. The Company's parent, IDS Life, was named a defendant in three purported class-action lawsuits. A fourth lawsuit alleging the same allegation was also filed in federal court. The Company is a named defendant in one of the state filed lawsuits and the federal lawsuit. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts. In January 2000, AEFC reached an agreement in principle to settle the four class action lawsuits, including the one described above. It is expected the settlement will provide $215,000 of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985. The settlement received court approval. Implementation of the settlement commenced October 15, 2001 and is substantially complete. Claim review payments have been made. Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims to AEFC and the Company. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, the Company does not consider any lawsuits in which it is named as a defendant to have a material impact on the Company's financial position or operating results.

At December 31, 2002, the Company had no commitments to purchase investments or to fund mortgage loans (see Note 2).

American Enterprise Life Insurance Company
--------------------------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate and equity market volatility. The Company does not enter into derivative instruments for speculative purposes. As prescribed by SFAS No. 133, derivative instruments that are designated and qualify as hedging instruments are classified as cash flow hedges, fair value hedges, or hedges of a net investment in a foreign operation, based upon the exposure being hedged. The Company currently has economic hedges that either do not qualify or are not designated for hedge accounting treatment under SFAS No. 133.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions. Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

The Company enters into interest rate swaps, floors and caps to manage the Company's interest rate risk. Specifically, the Company uses the instruments to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders. The interest rate swaps and floors are exclusively with IDS Life. The values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate swaps had carrying amounts of ($72,512) and ($28,868) at December 31, 2002 and 2001, respectively, and are included in Other liabilities. The interest rate floors had carrying amounts of $15,852 and $7,020 at December 31, 2002 and 2001, respectively, and are included in Other assets. The interest rate caps had carrying amounts of $8 and $333 as of December 31, 2002 and 2001, respectively, and are included in Other assets. The Company incurred ($56,752) and ($5,190) in derivative losses in 2002 and 2001, respectively, which are included in Other operating expenses. The increase in derivative losses in 2002 is primarily due to the impact that decreasing interest rates had on the market value of the Company's interest rate swaps. The derivatives expire at various dates through 2006.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                    2002                                       2001
                                                         Carrying          Fair                       Carrying        Fair
Financial Assets                                          amount           value                       amount         value
Fixed maturities                                       $5,288,855     $5,288,855                   $3,302,753    $3,302,753
Common stocks                                                  --             --                          344           344
Mortgage loans on real estate                             587,535        656,200                      654,209       684,566
Derivatives                                                15,852         15,852                        7,354         7,354
Cash and cash equivalents                               1,118,692      1,118,692                      260,214       260,214
Separate account assets                                   694,771        694,771                      708,240       708,240
                                                          -------        -------                      -------       -------
Financial Liabilities
Future policy benefits for fixed annuities             $5,388,765     $5,256,677                   $3,745,846    $3,668,111
Derivatives                                                73,058         73,058                       28,868        28,868
Separate account liabilities                              694,248        671,315                      707,959       685,607
                                                          -------        -------                      -------       -------

At December 31, 2002 and 2001, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $23,173 and $19,833, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2002 and 2001. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2002 and 2001.

At December 31, 2002 and 2001, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $523 and $281, respectively.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 14
Rating Agencies                                                            p. 15
Principal Underwriter                                                      p. 15
Independent Auditors                                                       p. 15
Financial Statements



          AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM) -- PROSPECTUS

[AMERICAN EXPRESS(R) LOGO]


AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
829 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
(800) 333-3437

                                                                  44179 G (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI which you can obtain from your sales representative or by writing or calling us at the address or telephone number below.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS


Performance Information                                                    p.  3
Calculating Annuity Payouts                                                p. 20
Rating Agencies                                                            p. 21
Principal Underwriter                                                      p. 21
Independent Auditors                                                       p. 21
Financial Statements


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R)GALAXY PREMIER VARIABLE ANNUITY

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                         P(1+T)(TO THE POWER OF n) = ERV

where:          P = a hypothetical initial payment of $1,000
                T = average annual total return
                n = number of years
              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002


                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(1)                                (7.68%)       0.16%
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                         (26.03)       (8.51)
PEMK1         Emerging Markets Fund (10/00; 5/00)                                  (13.68)      (10.16)
PEXI1         Extra Income Fund (11/99; 5/96)                                      (14.66)       (6.13)
PMGD1         Managed Fund (11/99; 4/86)                                           (20.48)       (9.46)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (28.64)      (14.78)
PSPF1         S&P 500 Index Fund (10/00; 5/00)                                     (29.11)      (22.06)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                               (24.24)       (7.32)
            AIM V.I.
PCAP1         Capital Appreciation Fund, Series I Shares (11/99; 5/93)             (30.87)      (16.61)
PVAL1         Premier Equity Fund, Series I Shares (11/99; 5/93)                   (36.24)      (19.08)
            FIDELITY(R) VIP
PBAL1         Balanced Portfolio Service Class (11/99; 1/95)(2)                    (16.70)       (7.39)
PGRI1         Growth & Income Portfolio Service Class (11/99; 12/96)(2)            (23.91)      (11.75)
PMDC1         Mid Cap Portfolio Service Class (11/99; 12/98)(2)                    (17.73)        7.69
            FTVIPT
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(3)                  (34.80)      (14.08)
PMSS1         Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(3)            (19.47)       (0.22)
PINT1         Templeton Foreign Securities Fund - Class 2 (11/99; 5/92)(4)         (25.61)      (12.36)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(1)                                (7.68%)     1.47%      2.55%        4.39%
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                         (26.03)        --         --        (7.69)
PEMK1         Emerging Markets Fund (10/00; 5/00)                                  (13.68)        --         --       (16.74)
PEXI1         Extra Income Fund (11/99; 5/96)                                      (14.66)     (4.53)        --        (0.75)
PMGD1         Managed Fund (11/99; 4/86)                                           (20.48)     (2.34)      4.78         6.87
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (28.64)     (2.46)        --         3.13
PSPF1         S&P 500 Index Fund (10/00; 5/00)                                     (29.11)        --         --       (20.17)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                               (24.24)        --         --        (5.90)
            AIM V.I.
PCAP1         Capital Appreciation Fund, Series I Shares (11/99; 5/93)             (30.87)     (4.74)        --         5.55
PVAL1         Premier Equity Fund, Series I Shares (11/99; 5/93)                   (36.24)     (4.68)        --         6.06
            FIDELITY(R) VIP
PBAL1         Balanced Portfolio Service Class (11/99; 1/95)(2)                    (16.70)     (1.61)        --         4.37
PGRI1         Growth & Income Portfolio Service Class (11/99; 12/96)(2)            (23.91)     (2.18)        --         2.61
PMDC1         Mid Cap Portfolio Service Class (11/99; 12/98)(2)                    (17.73)        --         --        12.82
            FTVIPT
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(3)                  (34.80)     (1.54)        --         5.28
PMSS1         Mutual Shares Securities Fund - Class 2 (11/99; 11/96)(3)            (19.47)      1.32         --         4.57
PINT1         Templeton Foreign Securities Fund - Class 2 (11/99; 5/92)(4)         (25.61)     (4.64)      6.00         4.87

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            JANUS ASPEN SERIES
PJGT1         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(5)                                      (45.93%)     (47.72%)
PJGP1         Growth Portfolio: Service Shares (10/00; 9/93)(5)                    (33.02)      (32.07)
PJAG1         Mid Cap Growth Portfolio:
              Service Shares (10/00; 9/93)(5)                                      (34.29)      (42.93)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
              Service Shares)
            LIBERTY
PCHY1         Columbia High Yield Fund,
              Variable Series (10/00; 3/98)                                         (6.27)        0.24
              (successor to the Galaxy VIP Columbia High Yield Fund II)
PLAA1         Liberty Asset Allocation Fund,
              Variable Series (4/03; 1/89)(6)                                          --           --(b)
PEQU1         Liberty Equity Fund, Variable Series (10/00; 1/93)
              (successor to the Galaxy VIP Equity Fund)                            (33.86)      (26.55)
PLFS1         Liberty Federal Securities Fund,
              Variable Series (4/03; 1/89)(7)                                          --           --(b)
PLSC1         Liberty Small Company Growth Fund,
              Variable Series (4/03; 1/89)(8)                                          --           --(b)
            MFS(R)
PSGI1         Investors Trust Series -
              Service Class (10/00; 10/95)(9)                                      (27.96)      (21.23)
PSND1         New Discovery Series -
              Service Class (5/00; 5/98)(9)                                        (37.64)      (18.54)
PSTR1         Total Return Series - Service Class (5/00; 1/95)(9)                  (13.60)       (1.81)
PSUT1         Utilities Series - Service Class (10/00; 1/95)(9)                    (29.55)      (25.42)
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(10)                                    (25.99)      (10.01)
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (24.80)      (12.34)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (36.55)      (19.68)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            JANUS ASPEN SERIES
PJGT1         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(5)                                      (45.93%)       --%        --%      (40.33%)
PJGP1         Growth Portfolio: Service Shares (10/00; 9/93)(5)                    (33.02)     (4.35)        --         4.40
PJAG1         Mid Cap Growth Portfolio:
              Service Shares (10/00; 9/93)(5)                                      (34.29)     (4.83)        --         5.22
              (previously Janus Aspen Series Aggressive Growth Portfolio:
              Service Shares)
            LIBERTY
PCHY1         Columbia High Yield Fund,
              Variable Series (10/00; 3/98)                                         (6.27)        --         --         1.97
              (successor to the Galaxy VIP Columbia High Yield Fund II)
PLAA1         Liberty Asset Allocation Fund,
              Variable Series (4/03; 1/89)(6)                                      (19.40)     (2.47)      4.31         6.41
PEQU1         Liberty Equity Fund, Variable Series (10/00; 1/93)
              (successor to the Galaxy VIP Equity Fund)                            (33.86)     (4.28)        --         5.09
PLFS1         Liberty Federal Securities Fund,
              Variable Series (4/03; 1/89)(7)                                        0.21       4.47       5.11         6.13
PLSC1         Liberty Small Company Growth Fund,
              Variable Series (4/03; 1/89)(8)                                      (30.91)     (7.10)      3.42         6.63
            MFS(R)
PSGI1         Investors Trust Series -
              Service Class (10/00; 10/95)(9)                                      (27.96)     (5.44)        --         3.84
PSND1         New Discovery Series -
              Service Class (5/00; 5/98)(9)                                        (37.64)        --         --        (0.19)
PSTR1         Total Return Series - Service Class (5/00; 1/95)(9)                  (13.60)      2.26         --         8.82
PSUT1         Utilities Series - Service Class (10/00; 1/95)(9)                    (29.55)     (3.27)        --         7.37
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(10)                                    (25.99)     (3.40)      6.70         8.54
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (24.80)     (0.29)        --         2.16
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (36.55)     (6.62)        --        (2.32)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.

(b)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(1)                                (0.52%)       1.94%
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                         (20.47)       (6.90)
PEMK1         Emerging Markets Fund (10/00; 5/00)                                   (7.05)       (7.45)
PEXI1         Extra Income Fund (11/99; 5/96)                                       (8.10)       (4.46)
PMGD1         Managed Fund (11/99; 4/86)                                           (14.44)       (7.86)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (23.30)      (13.28)
PSPF1         S&P 500 Index Fund (10/00; 5/00)                                     (23.81)      (19.71)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                               (18.52)       (5.68)
            AIM V.I.
PCAP1         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                                        (25.73)      (15.14)
PVAL1         Premier Equity Fund, Series I Shares (11/99; 5/93)                   (31.56)      (17.66)
            FIDELITY(R) VIP
PBAL1         Balanced Portfolio Service Class (11/99; 1/95)(2)                    (10.32)       (5.75)
PGRI1         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                                      (18.16)      (10.19)
PMDC1         Mid Cap Portfolio Service Class (11/99; 12/98)(2)                    (11.45)        9.29
            FTVIPT
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(3)                  (30.01)      (12.57)
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                                            (13.34)        1.55
PINT1         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                                             (20.01)      (10.81)
            JANUS ASPEN SERIES
PJGT1         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(5)                                      (42.10)      (46.15)
PJGP1         Growth Portfolio: Service Shares (10/00; 9/93)(5)                    (28.07)      (30.03)
PJAG1         Mid Cap Growth Portfolio:
              Service Shares (10/00; 9/93)(5)                                      (29.45)      (41.21)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
              Service Shares)
            LIBERTY
PCHY1         Columbia High Yield Fund,
              Variable Series (10/00; 3/98)                                          1.01         3.27
              (successor to the Galaxy VIP Columbia High Yield Fund II)
PLAA1         Liberty Asset Allocation Fund,
              Variable Series (4/03; 1/89)(6)                                          --           --(b)
PEQU1         Liberty Equity Fund, Variable Series (10/00; 1/93)                   (28.97)      (24.34)
              (successor to the Galaxy VIP Equity Fund)
PLFS1         Liberty Federal Securities Fund,
              Variable Series (4/03; 1/89)(7)                                          --           --(b)
PLSC1         Liberty Small Company Growth Fund,
              Variable Series (4/03; 1/89)(8)                                          --           --(b)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(1)                                (0.52%)     2.40%      2.55%        4.39%
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                         (20.47)        --         --        (6.11)
PEMK1         Emerging Markets Fund (10/00; 5/00)                                   (7.05)        --         --       (14.73)
PEXI1         Extra Income Fund (11/99; 5/96)                                       (8.10)     (3.65)        --        (0.48)
PMGD1         Managed Fund (11/99; 4/86)                                           (14.44)     (1.45)      4.78         6.87
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (23.30)     (1.59)        --         3.38
PSPF1         S&P 500 Index Fund (10/00; 5/00)                                     (23.81)        --         --       (18.25)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                               (18.52)        --         --        (4.30)
            AIM V.I.
PCAP1         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                                        (25.73)     (3.90)        --         5.55
PVAL1         Premier Equity Fund, Series I Shares (11/99; 5/93)                   (31.56)     (3.85)        --         6.06
            FIDELITY(R) VIP
PBAL1         Balanced Portfolio Service Class (11/99; 1/95)(2)                    (10.32)     (0.71)        --         4.37
PGRI1         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                                      (18.16)     (1.30)        --         2.90
PMDC1         Mid Cap Portfolio Service Class (11/99; 12/98)(2)                    (11.45)        --         --        13.68
            FTVIPT
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(3)                  (30.01)     (0.68)        --         5.28
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                                            (13.34)      2.24         --         4.83
PINT1         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                                             (20.01)     (3.79)      6.00         4.87
            JANUS ASPEN SERIES
PJGT1         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(5)                                      (42.10)        --         --       (39.11)
PJGP1         Growth Portfolio: Service Shares (10/00; 9/93)(5)                    (28.07)     (3.50)        --         4.40
PJAG1         Mid Cap Growth Portfolio:
              Service Shares (10/00; 9/93)(5)                                      (29.45)     (4.00)        --         5.22
              (previously Janus Aspen Series Aggressive Growth Portfolio:
              Service Shares)
            LIBERTY
PCHY1         Columbia High Yield Fund,
              Variable Series (10/00; 3/98)                                          1.01         --         --         2.91
              (successor to the Galaxy VIP Columbia High Yield Fund II)
PLAA1         Liberty Asset Allocation Fund,
              Variable Series (4/03; 1/89)(6)                                      (13.26)     (1.58)      4.31         6.41
PEQU1         Liberty Equity Fund, Variable Series (10/00; 1/93)                   (28.97)     (3.44)        --         5.09
              (successor to the Galaxy VIP Equity Fund)
PLFS1         Liberty Federal Securities Fund,
              Variable Series (4/03; 1/89)(7)                                        8.05       5.30       5.11         6.13
PLSC1         Liberty Small Company Growth Fund,
              Variable Series (4/03; 1/89)(8)                                      (25.77)     (6.27)      3.42         6.63


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            MFS(R)
PSGI1         Investors Trust Series -
              Service Class (10/00; 10/95)(9)                                       (22.57%)     (18.86%)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(9)                  (33.08)      (16.54)
PSTR1         Total Return Series - Service Class (5/00; 1/95)(9)                    (6.96)        0.67
PSUT1         Utilities Series - Service Class (10/00; 1/95)(9)                     (24.29)      (23.16)
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(10)                                     (20.43)       (8.42)
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(11)                                     (19.13)      (10.79)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(11)                                     (31.90)      (18.27)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            MFS(R)
PSGI1         Investors Trust Series -
              Service Class (10/00; 10/95)(9)                                       (22.57%)    (4.59%)       --%        3.84%
PSND1         New Discovery Series - Service Class (5/00; 5/98)(9)                  (33.08)        --         --         0.77
PSTR1         Total Return Series - Service Class (5/00; 1/95)(9)                    (6.96)      3.16         --         8.82
PSUT1         Utilities Series - Service Class (10/00; 1/95)(9)                     (24.29)     (2.41)        --         7.37
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(10)                                     (20.43)     (2.53)      6.70         8.54
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(11)                                     (19.13)      0.61         --         2.75
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(11)                                     (31.90)     (5.80)        --        (1.75)



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, and a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee. Premium taxes are not reflected in these total returns.


(b)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002


                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(1)                               (7.31%)       0.55%
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                        (25.67)       (8.12)
PEMK1         Emerging Markets Fund (10/00; 5/00)                                 (13.32)       (9.78)
PEXI1         Extra Income Fund (11/99; 5/96)                                     (14.29)       (5.74)
PMGD1         Managed Fund (11/99; 4/86)                                          (20.11)       (9.07)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                (28.27)      (14.39)
PSPF1         S&P 500 Index Fund (10/00; 5/00)                                    (28.74)      (21.67)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                              (23.87)       (6.92)
            AIM V.I
PCAP1         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                                       (30.51)      (16.22)
PVAL1         Premier Equity Fund, Series I Shares (11/99; 5/93)                  (35.87)      (18.69)
            FIDELITY(R) VIP
PBAL1         Balanced Portfolio Service Class (11/99; 1/95)(2)                   (16.33)       (7.00)
PGRI1         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                                     (23.54)      (11.36)
PMDC1         Mid Cap Portfolio Service Class (11/99; 12/98)(2)                   (17.37)        8.10
            FTVIPT
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(3)                 (34.44%)     (13.69%)
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                                           (19.11)        0.17
PINT1         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                                            (25.24)      (11.97)
            JANUS ASPEN SERIES
PJGT1         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(5)                                     (45.57)      (47.33)
PJGP1         Growth Portfolio: Service Shares (10/00; 9/93)(5)                   (32.65)      (31.68)
PJAG1         Mid Cap Growth Portfolio:
              Service Shares (10/00; 9/93)(5)                                     (33.92)      (42.54)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
              Service Shares)
            LIBERTY
PCHY1         Columbia High Yield Fund,
              Variable Series (10/00; 3/98)                                        (5.90)        0.63
              (successor to the Galaxy VIP Columbia High Yield Fund II)
PLAA1         Liberty Asset Allocation Fund,
              Variable Series (4/03; 1/89)(6)                                         --           --(b)
PEQU1         Liberty Equity Fund, Variable Series (10/00; 1/93)                  (33.49)      (26.17)
              (successor to the Galaxy VIP Equity Fund)
PLFS1         Liberty Federal Securities Fund,
              Variable Series (4/03; 1/89)(7)                                         --           --(b)
PLSC1         Liberty Small Company Growth Fund,
              Variable Series (4/03; 1/89)(8)                                         --           --(b)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(1)                                (7.31%)     1.89%      2.95%        4.79%
PDEI1         Diversified Equity Income Fund (11/99; 9/99)                         (25.67)        --         --        (7.30)
PEMK1         Emerging Markets Fund (10/00; 5/00)                                  (13.32)        --         --       (16.36)
PEXI1         Extra Income Fund (11/99; 5/96)                                      (14.29)     (4.13)        --        (0.35)
PMGD1         Managed Fund (11/99; 4/86)                                           (20.11)     (1.94)      5.18         7.27
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (28.27)     (2.06)        --         3.53
PSPF1         S&P 500 Index Fund (10/00; 5/00)                                     (28.74)        --         --       (19.78)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                               (23.87)        --         --        (5.51)
            AIM V.I
PCAP1         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                                        (30.51)     (4.35)        --         5.95
PVAL1         Premier Equity Fund, Series I Shares (11/99; 5/93)                   (35.87)     (4.29)        --         6.46
            FIDELITY(R) VIP
PBAL1         Balanced Portfolio Service Class (11/99; 1/95)(2)                    (16.33)     (1.21)        --         4.77
PGRI1         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                                      (23.54)     (1.79)        --         3.02
PMDC1         Mid Cap Portfolio Service Class (11/99; 12/98)(2)                    (17.37)        --         --        13.23
            FTVIPT
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(3)                  (34.44%)    (1.15%)       --%        5.68%
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                                            (19.11)      1.73         --         4.98
PINT1         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                                             (25.24)     (4.25)      6.40         5.27
            JANUS ASPEN SERIES
PJGT1         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(5)                                      (45.57)        --         --       (39.94)
PJGP1         Growth Portfolio: Service Shares (10/00; 9/93)(5)                    (32.65)     (3.95)        --         4.80
PJAG1         Mid Cap Growth Portfolio:
              Service Shares (10/00; 9/93)(5)                                      (33.92)     (4.44)        --         5.62
              (previously Janus Aspen Series Aggressive Growth Portfolio:
              Service Shares)
            LIBERTY
PCHY1         Columbia High Yield Fund,
              Variable Series (10/00; 3/98)                                         (5.90)        --         --         2.38
              (successor to the Galaxy VIP Columbia High Yield Fund II)
PLAA1         Liberty Asset Allocation Fund,
              Variable Series (4/03; 1/89)(6)                                      (19.03)     (2.07)      4.71         6.81
PEQU1         Liberty Equity Fund, Variable Series (10/00; 1/93)                   (33.49)     (3.89)        --         5.49
              (successor to the Galaxy VIP Equity Fund)
PLFS1         Liberty Federal Securities Fund,
              Variable Series (4/03; 1/89)(7)                                        0.57       4.88       5.51         6.53
PLSC1         Liberty Small Company Growth Fund,
              Variable Series (4/03; 1/89)(8)                                      (30.54)     (6.70)      3.82         7.03

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            MFS(R)
PSGI1         Investors Trust Series -
              Service Class (10/00; 10/95)(9)                                      (27.60%)     (20.85%)
PSND1         New Discovery Series -
              Service Class (5/00; 5/98)(9)                                        (37.27)      (18.15)
PSTR1         Total Return Series - Service Class (5/00; 1/95)(9)                  (13.24)       (1.42)
PSUT1         Utilities Series - Service Class (10/00; 1/95)(9)                    (29.18)      (25.03)
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(10)                                    (25.63)       (9.62)
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (24.43)      (11.95)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (36.18)      (19.29)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
            MFS(R)
PSGI1         Investors Trust Series -
              Service Class (10/00; 10/95)(9)                                      (27.60%)    (5.04%)       --%        4.24%
PSND1         New Discovery Series -
              Service Class (5/00; 5/98)(9)                                        (37.27)        --         --         0.21
PSTR1         Total Return Series - Service Class (5/00; 1/95)(9)                  (13.24)      2.67         --         9.22
PSUT1         Utilities Series - Service Class (10/00; 1/95)(9)                    (29.18)     (2.87)        --         7.77
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(10)                                    (25.63)     (3.00)      7.10         8.94
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (24.43)      0.11         --         2.57
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (36.18)     (6.22)        --        (1.92)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in these total returns.

(b)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(1)                                (0.12%)       2.34%
PDEI1         Diversified Equity Income Fund (11/99; 9/99)(20.07)                   (6.50)      (20.07)
PEMK1         Emerging Markets Fund (10/00; 5/00)                                   (6.65)       (7.05)
PEXI1         Extra Income Fund (11/99; 5/96)                                       (7.70)       (4.06)
PMGD1         Managed Fund (11/99; 4/86)                                           (14.04)       (7.46)
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (22.90)      (12.88)
PSPF1         S&P 500 Index Fund (10/00; 5/00)                                     (23.41)      (19.31)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                               (18.12)       (5.28)
            AIM V.I.
PCAP1         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                                        (25.33)      (14.74)
PVAL1         Premier Equity Fund, Series I Shares (11/99; 5/93)                   (31.16)      (17.26)
            FIDELITY(R) VIP
PBAL1         Balanced Portfolio Service Class (11/99; 1/95)(2)                     (9.92)       (5.35)
PGRI1         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                                      (17.76)       (9.79)
PMDC1         Mid Cap Portfolio Service Class (11/99; 12/98)(2)                    (11.05)        9.69
            FTVIPT
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(3)                  (29.61)      (12.17)
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                                            (12.94)        1.95
PINT1         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                                             (19.61)      (10.41)
            JANUS ASPEN SERIES
PJGT1         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(5)                                      (41.70)      (45.75)
PJGP1         Growth Portfolio: Service Shares (10/00; 9/93)(5)                    (27.67)      (29.63)
PJAG1         Mid Cap Growth Portfolio:
              Service Shares (10/00; 9/93)(5)                                      (29.05)      (40.81)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
              Service Shares)
            LIBERTY
PCHY1         Columbia High Yield Fund,
              Variable Series (10/00; 3/98)                                          1.41         3.67
              (successor to the Galaxy VIP Columbia High Yield Fund II)
PLAA1         Liberty Asset Allocation Fund,
              Variable Series (4/03; 1/89)(6)                                          --           --(b)
PEQU1         Liberty Equity Fund, Variable Series (10/00; 1/93)                   (28.57)      (23.94)
              (successor to the Galaxy VIP Equity Fund)
PLFS1         Liberty Federal Securities Fund,
              Variable Series (4/03; 1/89)(7)                                          --           --(b)
PLSC1         Liberty Small Company Growth Fund,
              Variable Series (4/03; 1/89)(8)                                          --           --(b)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG1         Cash Management Fund (11/99; 10/81)(1)                                (0.12%)     2.80%      2.95%        4.79%
PDEI1         Diversified Equity Income Fund (11/99; 9/99)(20.07)                                 --         --        (5.71)
PEMK1         Emerging Markets Fund (10/00; 5/00)                                   (6.65)        --         --       (14.33)
PEXI1         Extra Income Fund (11/99; 5/96)                                       (7.70)     (3.25)        --        (0.08)
PMGD1         Managed Fund (11/99; 4/86)                                           (14.04)     (1.05)      5.18         7.27
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (22.90)     (1.19)        --         3.78
PSPF1         S&P 500 Index Fund (10/00; 5/00)                                     (23.41)        --         --       (17.85)
PSCA1         Small Cap Advantage Fund (11/99; 9/99)                               (18.12)        --         --        (3.90)
            AIM V.I.
PCAP1         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                                        (25.33)     (3.50)        --         5.95
PVAL1         Premier Equity Fund, Series I Shares (11/99; 5/93)                   (31.16)     (3.45)        --         6.46
            FIDELITY(R) VIP
PBAL1         Balanced Portfolio Service Class (11/99; 1/95)(2)                     (9.92)     (0.31)        --         4.77
PGRI1         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                                      (17.76)     (0.90)        --         3.30
PMDC1         Mid Cap Portfolio Service Class (11/99; 12/98)(2)                    (11.05)        --         --        14.08
            FTVIPT
PSMC1         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(3)                  (29.61)     (0.28)        --         5.68
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                                            (12.94)      2.64         --         5.23
PINT1         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                                             (19.61)     (3.39)      6.40         5.27
            JANUS ASPEN SERIES
PJGT1         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(5)                                      (41.70)        --         --       (38.71)
PJGP1         Growth Portfolio: Service Shares (10/00; 9/93)(5)                    (27.67)     (3.10)        --         4.80
PJAG1         Mid Cap Growth Portfolio:
              Service Shares (10/00; 9/93)(5)                                      (29.05)     (3.60)        --         5.62
              (previously Janus Aspen Series Aggressive Growth Portfolio:
              Service Shares)
            LIBERTY
PCHY1         Columbia High Yield Fund,
              Variable Series (10/00; 3/98)                                          1.41         --         --         3.31
              (successor to the Galaxy VIP Columbia High Yield Fund II)
PLAA1         Liberty Asset Allocation Fund,
              Variable Series (4/03; 1/89)(6)                                      (12.86)     (1.18)      4.71         6.81
PEQU1         Liberty Equity Fund, Variable Series (10/00; 1/93)                   (28.57)     (3.04)        --         5.49
              (successor to the Galaxy VIP Equity Fund)
PLFS1         Liberty Federal Securities Fund,
              Variable Series (4/03; 1/89)(7)                                        8.45       5.70       5.51         6.53
PLSC1         Liberty Small Company Growth Fund,
              Variable Series (4/03; 1/89)(8)                                      (25.37)     (5.87)      3.82         7.03


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            MFS(R)
PSGI1         Investors Trust Series -
              Service Class (10/00; 10/95)(9)                                      (22.17%)     (18.46%)
PSND1         New Discovery Series - Service Class (5/00; 5/98)(9)                 (32.68)      (16.14)
PSTR1         Total Return Series - Service Class (5/00; 1/95)(9)                   (6.56)        1.07
PSUT1         Utilities Series - Service Class (10/00; 1/95)(9)                    (23.89)      (22.76)
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(10)                                    (20.03)       (8.02)
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (18.73)      (10.39)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (31.50)      (17.87)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
            MFS(R)
PSGI1         Investors Trust Series -
              Service Class (10/00; 10/95)(9)                                      (22.17%)    (4.19%)       --%        4.24%
PSND1         New Discovery Series - Service Class (5/00; 5/98)(9)                 (32.68)        --         --         1.17
PSTR1         Total Return Series - Service Class (5/00; 1/95)(9)                   (6.56)      3.56         --         9.22
PSUT1         Utilities Series - Service Class (10/00; 1/95)(9)                    (23.89)     (2.01)        --         7.77
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(10)                                    (20.03)     (2.13)      7.10         8.94
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (18.73)      1.01         --         3.15
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (31.50)     (5.40)        --        (1.35)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.

(b)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF RETURN OF PREMIUM DEATH BENEFIT AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG2         Cash Management Fund (11/99; 10/81)(1)                                (7.59%)       0.20%
PDEI2         Diversified Equity Income Fund (11/99; 9/99)                         (25.96)       (8.57)
PEMK2         Emerging Markets Fund (10/00; 5/00)                                  (13.60)      (10.07)
PEXI2         Extra Income Fund (11/99; 5/96)                                      (14.57)       (5.98)
PMGD2         Managed Fund (11/99; 4/86)                                           (20.40)       (9.63)
PNDM2         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (28.56)      (15.21)
PSPF2         S&P 500 Index Fund (10/00; 5/00)                                     (29.04)      (21.98)
PSCA2         Small Cap Advantage Fund (11/99; 9/99)                               (24.17)       (7.06)
            AIM V.I.
PCAP2         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                                        (30.80)      (17.04)
PVAL2         Premier Equity Fund, Series I Shares (11/99; 5/93)                   (36.17)      (19.53)
            FIDELITY(R) VIP
PBAL2         Balanced Portfolio Service Class (11/99; 1/95)(2)                    (16.61)       (7.51)
PGRI2         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                                      (23.84)      (11.95)
PMDC2         Mid Cap Portfolio Service Class (11/99; 12/98)(2)                    (17.65)        7.35
            FTVIPT
PSMC2         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(3)                  (34.74%)     (14.66%)
PMSS2         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                                            (19.40)       (0.06)
PINT2         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                                             (25.54)      (12.63)
            JANUS ASPEN SERIES
PJGT2         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(5)                                      (45.88)      (47.66)
PJGP2         Growth Portfolio: Service Shares (10/00; 9/93)(5)                    (32.96)      (32.00)
PJAG2         Mid Cap Growth Portfolio:
              Service Shares (10/00; 9/93)(5)                                      (34.23)      (42.87)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
              Service Shares)
            LIBERTY
PCHY2         Columbia High Yield Fund,
              Variable Series (10/00; 3/98)                                         (6.18)        0.32
              (successor to the Galaxy VIP Columbia High Yield Fund II)
PLAA2         Liberty Asset Allocation Fund,
              Variable Series (4/03; 1/89)(6)                                          --           --(b)
PEQU2         Liberty Equity Fund, Variable Series (10/00; 1/93)                   (33.79)      (26.48)
              (successor to the Galaxy VIP Equity Fund)
PLFS2         Liberty Federal Securities Fund,
              Variable Series (4/03; 1/89)(7)                                          --           --(b)
PLSC2         Liberty Small Company Growth Fund,
              Variable Series (4/03; 1/89)(8)                                          --           --(b)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG2         Cash Management Fund (11/99; 10/81)(1)                                (7.59%)      1.54%      2.64%        4.49%
PDEI2         Diversified Equity Income Fund (11/99; 9/99)                         (25.96)         --         --        (7.60)
PEMK2         Emerging Markets Fund (10/00; 5/00)                                  (13.60)         --         --       (16.64)
PEXI2         Extra Income Fund (11/99; 5/96)                                      (14.57)      (4.41)        --        (0.64)
PMGD2         Managed Fund (11/99; 4/86)                                           (20.40)      (2.23)      4.89         6.98
PNDM2         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (28.56)      (2.36)        --         3.23
PSPF2         S&P 500 Index Fund (10/00; 5/00)                                     (29.04)         --         --       (20.11)
PSCA2         Small Cap Advantage Fund (11/99; 9/99)                               (24.17)         --         --        (5.82)
            AIM V.I.
PCAP2         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                                        (30.80)      (4.65)        --         5.66
PVAL2         Premier Equity Fund, Series I Shares (11/99; 5/93)                   (36.17)      (4.59)        --         6.16
            FIDELITY(R) VIP
PBAL2         Balanced Portfolio Service Class (11/99; 1/95)(2)                    (16.61)      (1.50)        --         4.48
PGRI2         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                                      (23.84)      (2.08)        --         2.72
PMDC2         Mid Cap Portfolio Service Class (11/99; 12/98)(2)                    (17.65)         --         --        12.94
            FTVIPT
PSMC2         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(3)                  (34.74%)     (1.44%)       --%        5.39%
PMSS2         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                                            (19.40)       1.43         --         4.68
PINT2         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                                             (25.54)      (4.54)      6.10         4.98
            JANUS ASPEN SERIES
PJGT2         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(5)                                      (45.88)         --         --       (40.27)
PJGP2         Growth Portfolio: Service Shares (10/00; 9/93)(5)                    (32.96)      (4.25)        --         4.51
PJAG2         Mid Cap Growth Portfolio:
              Service Shares (10/00; 9/93)(5)                                      (34.23)      (4.74)        --         5.32
              (previously Janus Aspen Series Aggressive Growth Portfolio:
              Service Shares)
            LIBERTY
PCHY2         Columbia High Yield Fund,
              Variable Series (10/00; 3/98)                                         (6.18)         --         --         2.07
              (successor to the Galaxy VIP Columbia High Yield Fund II)
PLAA2         Liberty Asset Allocation Fund,
              Variable Series (4/03; 1/89)(6)                                      (19.32)      (2.37)      4.42         6.52
PEQU2         Liberty Equity Fund, Variable Series (10/00; 1/93)                   (33.79)      (4.18)        --         5.20
              (successor to the Galaxy VIP Equity Fund)
PLFS2         Liberty Federal Securities Fund,
              Variable Series (4/03; 1/89)(7)                                        0.31        4.58       5.22         6.24
PLSC2         Liberty Small Company Growth Fund,
              Variable Series (4/03; 1/89)(8)                                      (30.84)      (7.00)      3.53         6.73


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF RETURN OF PREMIUM DEATH BENEFIT AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            MFS(R)
PSGI2         Investors Trust Series -
              Service Class (10/00; 10/95)(9)                                      (27.89%)     (21.15%)
PSND2         New Discovery Series -
              Service Class (10/00; 5/98)(9)                                       (37.58)      (24.33)
PSTR2         Total Return Series - Service Class (10/00; 1/95)(9)                 (13.52)       (4.16)
PSUT2         Utilities Series - Service Class (10/00; 1/95)(9)                    (29.48)      (25.34)
            PUTNAM VARIABLE TRUST
PGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(10)                                    (25.92)       (9.89)
PIGR2         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (24.72)      (13.15)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
PVIS2         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (36.48)      (20.26)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                      SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
            MFS(R)
PSGI2         Investors Trust Series -
              Service Class (10/00; 10/95)(9)                                      (27.89%)    (5.34%)         --%       3.95%
PSND2         New Discovery Series -
              Service Class (10/00; 5/98)(9)                                       (37.58)        --           --       (0.09)
PSTR2         Total Return Series - Service Class (10/00; 1/95)(9)                 (13.52)      2.37           --        8.93
PSUT2         Utilities Series - Service Class (10/00; 1/95)(9)                    (29.48)     (3.17)          --        7.48
            PUTNAM VARIABLE TRUST
PGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(10)                                    (25.92)     (3.30)        6.80        8.64
PIGR2         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (24.72)     (0.19)          --        2.26
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
PVIS2         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (36.48)     (6.53)          --       (2.22)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.

(b)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to the performance information.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF RETURN OF

PREMIUM DEATH BENEFIT AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002

                                                                                 PERFORMANCE OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG2         Cash Management Fund (11/99; 10/81)(1)                                 (0.43%)         1.99%
PDEI2         Diversified Equity Income Fund (11/99; 9/99)                          (20.39)         (6.95)
PEMK2         Emerging Markets Fund (10/00; 5/00)                                    (6.96)         (7.35)
PEXI2         Extra Income Fund (11/99; 5/96)                                        (8.02)         (4.30)
PMGD2         Managed Fund (11/99; 4/86)                                            (14.35)         (8.03)
PNDM2         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                  (23.22)        (13.71)
PSPF2         S&P 500 Index Fund (10/00; 5/00)                                      (23.74)        (19.63)
PSCA2         Small Cap Advantage Fund (11/99; 9/99)                                (18.44)         (5.42)
            AIM V.I.
PCAP2         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                                         (25.66)        (15.57)
PVAL2         Premier Equity Fund, Series I Shares (11/99; 5/93)                    (31.49)        (18.11)
            FIDELITY(R) VIP
PBAL2         Balanced Portfolio Service Class (11/99; 1/95)(2)                     (10.23)         (5.87)
PGRI2         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                                       (18.08)        (10.39)
PMDC2         Mid Cap Portfolio Service Class (11/99; 12/98)(2)                     (11.36)          8.96
            FTVIPT
PSMC2         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(3)                   (29.94)        (13.16)
PMSS2         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                                             (13.26)          1.72
PINT2         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                                              (19.93)        (11.08)
            JANUS ASPEN SERIES
PJGT2         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(5)                                       (42.04)        (46.09)
PJGP2         Growth Portfolio: Service Shares (10/00; 9/93)(5)                     (28.00)        (29.96)
PJAG2         Mid Cap Growth Portfolio:
              Service Shares (10/00; 9/93)(5)                                       (29.38)        (41.15)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
              Service Shares)
            LIBERTY
PCHY2         Columbia High Yield Fund,
              Variable Series (10/00; 3/98)                                           1.11           3.36
              (successor to the Galaxy VIP Columbia High Yield Fund II)
PLAA2         Liberty Asset Allocation Fund,
              Variable Series (4/03; 1/89)(6)                                           --             --(b)
PEQU2         Liberty Equity Fund,
              Variable Series (10/00; 1/93)
              (successor to the Galaxy VIP Equity Fund)                             (28.90)        (24.27)
PLFS2         Liberty Federal Securities Fund,
              Variable Series (4/03; 1/89)(7)                                           --             --(b)
PLSC2         Liberty Small Company Growth Fund,
              Variable Series (4/03; 1/89)(8)                                           --             --(b)

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR    5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG2         Cash Management Fund (11/99; 10/81)(1)                                 (0.43%)     2.47%        2.64%          4.49%
PDEI2         Diversified Equity Income Fund (11/99; 9/99)                          (20.39)        --           --          (6.01)
PEMK2         Emerging Markets Fund (10/00; 5/00)                                    (6.96)        --           --         (14.62)
PEXI2         Extra Income Fund (11/99; 5/96)                                        (8.02)     (3.54)          --          (0.37)
PMGD2         Managed Fund (11/99; 4/86)                                            (14.35)     (1.35)        4.89           6.98
PNDM2         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                  (23.22)     (1.49)          --           3.48
PSPF2         S&P 500 Index Fund (10/00; 5/00)                                      (23.74)        --           --         (18.19)
PSCA2         Small Cap Advantage Fund (11/99; 9/99)                                (18.44)        --           --          (4.21)
            AIM V.I.
PCAP2         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                                         (25.66)     (3.80)          --           5.66
PVAL2         Premier Equity Fund, Series I Shares (11/99; 5/93)                    (31.49)     (3.75)          --           6.16
            FIDELITY(R) VIP
PBAL2         Balanced Portfolio Service Class (11/99; 1/95)(2)                     (10.23)     (0.61)          --           4.48
PGRI2         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                                       (18.08)     (1.20)          --           3.01
PMDC2         Mid Cap Portfolio Service Class (11/99; 12/98)(2)                     (11.36)        --           --          13.80
            FTVIPT
PSMC2         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(3)                   (29.94)     (0.58)          --           5.39
PMSS2         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                                             (13.26)      2.35           --           4.94
PINT2         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                                              (19.93)     (3.69)        6.10           4.98
            JANUS ASPEN SERIES
PJGT2         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(5)                                       (42.04)        --           --         (39.04)
PJGP2         Growth Portfolio: Service Shares (10/00; 9/93)(5)                     (28.00)     (3.41)          --           4.51
PJAG2         Mid Cap Growth Portfolio:
              Service Shares (10/00; 9/93)(5)                                       (29.38)     (3.90)          --           5.32
              (previously Janus Aspen Series Aggressive Growth Portfolio:
              Service Shares)
            LIBERTY
PCHY2         Columbia High Yield Fund,
              Variable Series (10/00; 3/98)                                           1.11         --           --           3.01
              (successor to the Galaxy VIP Columbia High Yield Fund II)
PLAA2         Liberty Asset Allocation Fund,
              Variable Series (4/03; 1/89)(6)                                       (13.17)     (1.48)        4.42           6.52
PEQU2         Liberty Equity Fund,
              Variable Series (10/00; 1/93)                                         (28.90)     (3.34)          --           5.20
              (successor to the Galaxy VIP Equity Fund)
PLFS2         Liberty Federal Securities Fund,
              Variable Series (4/03; 1/89)(7)                                         8.16       5.40         5.22           6.24
PLSC2         Liberty Small Company Growth Fund,
              Variable Series (4/03; 1/89)(8)                                       (25.70)     (6.18)        3.53           6.73


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF RETURN OF PREMIUM DEATH BENEFIT AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)

                                                                                  PERFORMANCE OF THE SUBACCOUNT
                                                                                                   SINCE
SUBACCOUNT  INVESTING IN:                                                            1 YEAR     COMMENCEMENT
            MFS(R)
PSGI2         Investors Trust Series -
              Service Class (10/00; 10/95)(9)                                       (22.49%)       (18.78%)
PSND2         New Discovery Series -
              Service Class (10/00; 5/98)(9)                                        (33.02)        (22.06)
PSTR2         Total Return Series - Service Class (10/00; 1/95)(9)                   (6.87)         (1.27)
PSUT2         Utilities Series - Service Class (10/00; 1/95)(9)                     (24.22)        (23.08)
            PUTNAM VARIABLE TRUST
PGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(10)                                     (20.35)         (8.30)
PIGR2         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(11)                                     (19.05)        (11.61)
              (previously Putnam VT International Growth Fund - Class IB Shares)
PVIS2         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(11)                                     (31.83)        (18.85)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
            MFS(R)
PSGI2         Investors Trust Series -
              Service Class (10/00; 10/95)(9)                                      (22.49%)    (4.50%)       --%        3.95%
PSND2         New Discovery Series -
              Service Class (10/00; 5/98)(9)                                       (33.02)        --         --         0.87
PSTR2         Total Return Series - Service Class (10/00; 1/95)(9)                  (6.87)      3.26         --         8.93
PSUT2         Utilities Series - Service Class (10/00; 1/95)(9)                    (24.22)     (2.31)        --         7.48
            PUTNAM VARIABLE TRUST
PGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(10)                                    (20.35)     (2.43)      6.80         8.64
PIGR2         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (19.05)      0.70         --         2.85
              (previously Putnam VT International Growth Fund - Class IB Shares)
PVIS2         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (31.83)     (5.71)        --        (1.65)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% mortality and expense risk fee, a 0.15% variable account administrative charge, and a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee. Premium taxes are not reflected in these total returns.

(b)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF RETURN OF PREMIUM DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG2         Cash Management Fund (11/99; 10/81)(1)                                 (7.22%)         0.59%
PDEI2         Diversified Equity Income Fund (11/99; 9/99)                          (25.59)         (8.18)
PEMK2         Emerging Markets Fund (10/00; 5/00)                                   (13.23)         (9.68)
PEXI2         Extra Income Fund (11/99; 5/96)                                       (14.21)         (5.59)
PMGD2         Managed Fund (11/99; 4/86)                                            (20.04)         (9.24)
PNDM2         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                  (28.19)        (14.82)
PSPF2         S&P 500 Index Fund (10/00; 5/00)                                      (28.67)        (21.59)
PSCA2         Small Cap Advantage Fund (11/99; 9/99)                                (23.80)         (6.67)
            AIM V.I.
PCAP2         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                                         (30.44)        (16.65)
PVAL2         Premier Equity Fund, Series I Shares (11/99; 5/93)                    (35.81)        (19.14)
            FIDELITY(R) VIP
PBAL2         Balanced Portfolio Service Class (11/99; 1/95)(2)                     (16.25)         (7.12)
PGRI2         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                                       (23.47)        (11.55)
PMDC2         Mid Cap Portfolio Service Class (11/99; 12/98)(2)                     (17.29)          7.76
            FTVIPT
PSMC2         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(3)                   (34.37%)       (14.27%)
PMSS2         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                                             (19.03)          0.33
PINT2         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                                              (25.17)        (12.24)
            JANUS ASPEN SERIES
PJGT2         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(5)                                       (45.51)        (47.28)
PJGP2         Growth Portfolio: Service Shares (10/00; 9/93)(5)                     (32.59)        (31.62)
PJAG2         Mid Cap Growth Portfolio:
              Service Shares (10/00; 9/93)(5)                                       (33.86)        (42.48)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
              Service Shares)
            LIBERTY
PCHY2         Columbia High Yield Fund,
              Variable Series (10/00; 3/98)                                          (5.81)          0.71
              (successor to the Galaxy VIP Columbia High Yield Fund II)
PLAA2         Liberty Asset Allocation Fund,
              Variable Series (4/03; 1/89)(6)                                           --             --(b)
PEQU2         Liberty Equity Fund,
              Variable Series (10/00; 1/93)
              (successor to the Galaxy VIP Equity Fund)                             (33.42)        (26.09)
PLFS2         Liberty Federal Securities Fund,
              Variable Series (4/03; 1/89)(7)                                           --             --(b)
PLSC2         Liberty Small Company Growth Fund,
              Variable Series (4/03; 1/89)(8)                                           --             --(b)

                                                                                              PERFORMANCE OF THE FUND
                                                                                                                        SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG2         Cash Management Fund (11/99; 10/81)(1)                                 (7.22%)      1.96%      3.04%        4.89%
PDEI2         Diversified Equity Income Fund (11/99; 9/99)                          (25.59)         --         --        (7.21)
PEMK2         Emerging Markets Fund (10/00; 5/00)                                   (13.23)         --         --       (16.25)
PEXI2         Extra Income Fund (11/99; 5/96)                                       (14.21)      (4.02)        --        (0.24)
PMGD2         Managed Fund (11/99; 4/86)                                            (20.04)      (1.84)      5.29         7.38
PNDM2         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                  (28.19)      (1.96)        --         3.64
PSPF2         S&P 500 Index Fund (10/00; 5/00)                                      (28.67)         --         --       (19.73)
PSCA2         Small Cap Advantage Fund (11/99; 9/99)                                (23.80)         --         --        (5.42)
            AIM V.I.
PCAP2         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                                         (30.44)      (4.26)        --         6.06
PVAL2         Premier Equity Fund, Series I Shares (11/99; 5/93)                    (35.81)      (4.19)        --         6.56
            FIDELITY(R) VIP
PBAL2         Balanced Portfolio Service Class (11/99; 1/95)(2)                     (16.25)      (1.11)        --         4.88
PGRI2         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                                       (23.47)      (1.68)        --         3.13
PMDC2         Mid Cap Portfolio Service Class (11/99; 12/98)(2)                     (17.29)         --         --        13.35
            FTVIPT
PSMC2         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(3)                   (34.37%)     (1.05%)       --%        5.79%
PMSS2         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                                             (19.03)       1.83         --         5.09
PINT2         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                                              (25.17)      (4.15)      6.50         5.38
            JANUS ASPEN SERIES
PJGT2         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(5)                                       (45.51)         --         --       (39.88)
PJGP2         Growth Portfolio: Service Shares (10/00; 9/93)(5)                     (32.59)      (3.86)        --         4.91
PJAG2         Mid Cap Growth Portfolio:
              Service Shares (10/00; 9/93)(5)                                       (33.86)      (4.35)        --         5.72
              (previously Janus Aspen Series Aggressive Growth Portfolio:
              Service Shares)
            LIBERTY
PCHY2         Columbia High Yield Fund,
              Variable Series (10/00; 3/98)                                          (5.81)         --         --         2.48
              (successor to the Galaxy VIP Columbia High Yield Fund II)
PLAA2         Liberty Asset Allocation Fund,
              Variable Series (4/03; 1/89)(6)                                       (18.95)      (1.98)      4.82         6.92
PEQU2         Liberty Equity Fund,
              Variable Series (10/00; 1/93)
              (successor to the Galaxy VIP Equity Fund)                             (33.42)      (3.79)        --         5.60
PLFS2         Liberty Federal Securities Fund,
              Variable Series (4/03; 1/89)(7)                                         0.67        4.99       5.62         6.64
PLSC2         Liberty Small Company Growth Fund,
              Variable Series (4/03; 1/89)(8)                                       (30.47)      (6.61)      3.93         7.13


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF RETURN OF PREMIUM DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            MFS(R)
PSGI2         Investors Trust Series -
              Service Class (10/00; 10/95)(9)                                       (27.52%)       (20.77%)
PSND2         New Discovery Series -
              Service Class (10/00; 5/98)(9)                                        (37.21)        (23.95)
PSTR2         Total Return Series - Service Class (10/00; 1/95)(9)                  (13.15)         (3.77)
PSUT2         Utilities Series - Service Class (10/00; 1/95)(9)                     (29.11)        (24.96)
            PUTNAM VARIABLE TRUST
PGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(10)                                     (25.55)         (9.50)
PIGR2         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(11)                                     (24.35)        (12.75)
              (previously Putnam VT International Growth Fund - Class IB Shares)
PVIS2         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(11)                                     (36.12)        (19.87)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
            MFS(R)
PSGI2         Investors Trust Series -
              Service Class (10/00; 10/95)(9)                                      (27.52%)    (4.95%)        --%        4.35%
PSND2         New Discovery Series -
              Service Class (10/00; 5/98)(9)                                       (37.21)        --          --         0.31
PSTR2         Total Return Series - Service Class (10/00; 1/95)(9)                 (13.15)      2.78          --         9.33
PSUT2         Utilities Series - Service Class (10/00; 1/95)(9)                    (29.11)     (2.78)         --         7.88
            PUTNAM VARIABLE TRUST
PGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(10)                                    (25.55)     (2.91)       7.20         9.04
PIGR2         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (24.35)      0.20          --         2.67
              (previously Putnam VT International Growth Fund - Class IB Shares)
PVIS2         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (36.12)     (6.13)         --        (1.83)

(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in these total returns.

(b)  Subaccount had not commenced operations as of Dec. 31, 2002.

See accompanying notes to the performance information.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF RETURN OF PREMIUM DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002

                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG2         Cash Management Fund (11/99; 10/81)(1)                                 (0.03%)         2.39%
PDEI2         Diversified Equity Income Fund (11/99; 9/99)                          (19.99)         (6.55)
PEMK2         Emerging Markets Fund (10/00; 5/00)                                    (6.56)         (6.95)
PEXI2         Extra Income Fund (11/99; 5/96)                                        (7.62)         (3.90)
PMGD2         Managed Fund (11/99; 4/86)                                            (13.95)         (7.63)
PNDM2         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                  (22.82)        (13.31)
PSPF2         S&P 500 Index Fund (10/00; 5/00)                                      (23.34)        (19.23)
PSCA2         Small Cap Advantage Fund (11/99; 9/99)                                (18.04)         (5.02)
            AIM V.I.
PCAP2         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                                         (25.26)        (15.17)
PVAL2         Premier Equity Fund, Series I Shares (11/99; 5/93)                    (31.09)        (17.71)
            FIDELITY(R) VIP
PBAL2         Balanced Portfolio Service Class (11/99; 1/95)(2)                      (9.83)         (5.47)
PGRI2         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                                       (17.68)         (9.99)
PMDC2         Mid Cap Portfolio Service Class (11/99; 12/98)(2)                     (10.96)          9.36
            FTVIPT
PSMC2         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(3)                   (29.54)        (12.76)
PMSS2         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                                             (12.86)          2.12
PINT2         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                                              (19.53)        (10.68)
            JANUS ASPEN SERIES
PJGT2         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(5)                                       (41.64)        (45.69)
PJGP2         Growth Portfolio: Service Shares (10/00; 9/93)(5)                     (27.60)        (29.56)
PJAG2         Mid Cap Growth Portfolio:
              Service Shares (10/00; 9/93)(5)                                       (28.98)        (40.75)
              (previously Janus Aspen Series Aggressive Growth Portfolio:
              Service Shares)
            LIBERTY
PCHY2         Columbia High Yield Fund,
              Variable Series (10/00; 3/98)                                           1.51           3.76
              (successor to the Galaxy VIP Columbia High Yield Fund II)
PLAA2         Liberty Asset Allocation Fund,
              Variable Series (4/03; 1/89)(6)                                           --             --(b)
PEQU2         Liberty Equity Fund, Variable Series (10/00; 1/93)                    (28.50)        (23.87)
              (successor to the Galaxy VIP Equity Fund)
PLFS2         Liberty Federal Securities Fund,
              Variable Series (4/03; 1/89)(7)                                           --             --(b)
PLSC2         Liberty Small Company Growth Fund,
              Variable Series (4/03; 1/89)(8)                                           --             --(b)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PCMG2         Cash Management Fund (11/99; 10/81)(1)                                (0.03%)     2.87%      3.04%         4.89%
PDEI2         Diversified Equity Income Fund (11/99; 9/99)                         (19.99)        --         --         (5.61)
PEMK2         Emerging Markets Fund (10/00; 5/00)                                   (6.56)        --         --        (14.22)
PEXI2         Extra Income Fund (11/99; 5/96)                                       (7.62)     (3.14)        --          0.03
PMGD2         Managed Fund (11/99; 4/86)                                           (13.95)     (0.95)      5.29          7.38
PNDM2         NEW DIMENSIONS FUND(R) (11/99; 5/96)                                 (22.82)     (1.09)        --          3.88
PSPF2         S&P 500 Index Fund (10/00; 5/00)                                     (23.34)        --         --        (17.79)
PSCA2         Small Cap Advantage Fund (11/99; 9/99)                               (18.04)        --         --         (3.81)
            AIM V.I.
PCAP2         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                                        (25.26)     (3.40)        --          6.06
PVAL2         Premier Equity Fund, Series I Shares (11/99; 5/93)                   (31.09)     (3.35)        --          6.56
            FIDELITY(R) VIP
PBAL2         Balanced Portfolio Service Class (11/99; 1/95)(2)                     (9.83)     (0.21)        --          4.88
PGRI2         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                                      (17.68)     (0.80)        --          3.41
PMDC2         Mid Cap Portfolio Service Class (11/99; 12/98)(2)                    (10.96)        --         --         14.20
            FTVIPT
PSMC2         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(3)                  (29.54)     (0.18)        --          5.79
PMSS2         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                                            (12.86)      2.75         --          5.34
PINT2         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                                             (19.53)     (3.29)      6.50          5.38
            JANUS ASPEN SERIES
PJGT2         Global Technology Portfolio:
              Service Shares (10/00; 1/00)(5)                                      (41.64)        --         --        (38.64)
PJGP2         Growth Portfolio: Service Shares (10/00; 9/93)(5)                    (27.60)     (3.01)        --          4.91
PJAG2         Mid Cap Growth Portfolio:
              Service Shares (10/00; 9/93)(5)                                      (28.98)     (3.50)        --          5.72
              (previously Janus Aspen Series Aggressive Growth Portfolio:
              Service Shares)
            LIBERTY
PCHY2         Columbia High Yield Fund,
              Variable Series (10/00; 3/98)                                          1.51         --         --          3.41
              (successor to the Galaxy VIP Columbia High Yield Fund II)
PLAA2         Liberty Asset Allocation Fund,
              Variable Series (4/03; 1/89)(6)                                      (12.77)     (1.08)      4.82          6.92
PEQU2         Liberty Equity Fund, Variable Series (10/00; 1/93)                   (28.50)     (2.94)        --          5.60
              (successor to the Galaxy VIP Equity Fund)
PLFS2         Liberty Federal Securities Fund,
              Variable Series (4/03; 1/89)(7)                                        8.56       5.80       5.62          6.64
PLSC2         Liberty Small Company Growth Fund,
              Variable Series (4/03; 1/89)(8)                                      (25.30)     (5.78)      3.93          7.13


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF RETURN OF PREMIUM DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)


                                                                                PERFORMANCE OF THE SUBACCOUNT
                                                                                                SINCE
SUBACCOUNT  INVESTING IN:                                                           1 YEAR   COMMENCEMENT
            MFS(R)
PSGI2         Investors Trust Series -
              Service Class (10/00; 10/95)(9)                                      (22.09%)     (18.38%)
PSND2         New Discovery Series -
              Service Class (10/00; 5/98)(9)                                       (32.62)      (21.66)
PSTR2         Total Return Series - Service Class (10/00; 1/95)(9)                  (6.47)       (0.87)
PSUT2         Utilities Series - Service Class (10/00; 1/95)(9)                    (23.82)      (22.68)
            PUTNAM VARIABLE TRUST
PGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(10)                                    (19.95)       (7.90)
PIGR2         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (18.65)      (11.21)
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
PVIS2         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (31.43)      (18.45)

                                                                                             PERFORMANCE OF THE FUND
                                                                                                                       SINCE
SUBACCOUNT  INVESTING IN:                                                          1 YEAR     5 YEARS    10 YEARS   COMMENCEMENT
            MFS(R)
PSGI2         Investors Trust Series -
              Service Class (10/00; 10/95)(9)                                      (22.09%)    (4.10%)         --%      4.35%
PSND2         New Discovery Series -
              Service Class (10/00; 5/98)(9)                                       (32.62)        --           --       1.27
PSTR2         Total Return Series - Service Class (10/00; 1/95)(9)                  (6.47)      3.66           --       9.33
PSUT2         Utilities Series - Service Class (10/00; 1/95)(9)                    (23.82)     (1.91)          --       7.88
            PUTNAM VARIABLE TRUST
PGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(10)                                    (19.95)     (2.03)        7.20       9.04
PIGR2         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (18.65)      1.10           --       3.25
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
PVIS2         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(11)                                    (31.43)     (5.31)          --      (1.25)



(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.


(b)  Subaccount had not commenced operations as of Dec. 31, 2002.


NOTES TO PERFORMANCE INFORMATION

(1)  (Commencement date of the subaccount; Commencement date of the fund).

(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense, which also affects future performance.

(5) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.

     The returns shown for Service Shares for periods prior to their inception (Dec. 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares.

(6)  Galaxy VIP Asset Allocation Fund merged into this fund as of April 7, 2003.

(7)  Galaxy VIP Quality Plus Bond Fund merged into this fund as of April 7,
     2003.

(8) Galaxy VIP Small Company Growth Fund merged into this fund as of April 14, 2003.

(9) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.25% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(10) Performance information for Class IB shares for periods prior to April 6, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(11) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                     ERV - P
                                     -------
                                        P

where:          P = a hypothetical initial payment of $1,000
              ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, all total return figures reflect the deduction of all other applicable charges (except premium taxes) including the contract administrative charge, the variable account administrative charge, the mortality and expense risk fee, the Benefit Protector(SM) Death Benefit Rider fee and the Benefit Protector(SM) Plus Death Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b)  less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

-    any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

-    any dividends declared for such shares.

It does not include:

-    the effect of any applicable withdrawal charge, or

-    any realized or unrealized gains or losses.

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) (TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT   INVESTING IN:                                        SIMPLE YIELD   COMPOUND YIELD
PCMG1        AXP(R) Variable Portfolio - Cash Management Fund        (0.47%)          (0.47%)
PCMG2        AXP(R) Variable Portfolio - Cash Management Fund        (0.37)           (0.37)


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[(a - b + 1)(TO THE POWER OF 6) - 1]
                             -----
                              cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
            d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT    INVESTING IN:                                                YIELD
PEXI1         AXP(R) Variable Portfolio - Extra Income Fund                5.05%
PEXI2         AXP(R) Variable Portfolio - Extra Income Fund                5.03


The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-    the annuity unit value on the valuation date; by

-    the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-    the net investment factor; and

-    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time your choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES


We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                        www.ambest.com
Fitch                            www.fitchratings.com
Moody's                          www.moodys.com/insurance

A.M. Best-- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $39,093,853; 2001: $22,055,827; and 2000:
$32,468,381. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity (comprised of subaccounts PCMG1, PCMG2, PDEI1, PDEI2, PEMK1, PEMK2, PEXI1, PEXI2, PMGD1, PMGD2, PNDM1, PNDM2, PSPF1, PSPF2, PSCA1, PSCA2, PCAP1, PCAP2, PVAL1, PVAL2, PBAL1, PBAL2, PGRI1, PGRI2, PMDC1, PMDC2, PSMC1, PSMC2, PMSS1, PMSS2, PINT1, PINT2, PGAA1, PGAA2, PCHY1, PCHY2, PEQU1, PEQU2, PGGI1, PGGI2, PHQB1, PHQB2, PSCG1, PSCG2, PJGT1, PJGT2, PJGP1, PJGP2, PJAG1, PJAG2, PSGI1, PSGI2, PSND1, PSND2, PSTR1, PSTR2, PSUT1, PSUT2, PGIN1, PGIN2, PIGR1, PIGR2, PVIS1 and PVIS2) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 21, 2003

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002                                              PCMG1          PCMG2          PDEI1          PDEI2          PEMK1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  2,707,514   $    173,102   $    509,076   $     24,763   $     57,465
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,707,497   $    173,101   $    432,514   $     20,136   $     56,152
Dividends receivable                                               1,753            132             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                     674             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,709,924        173,233        432,514         20,136         56,152
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 2,227            152            417             18             50
    Administrative charge                                            304             23             57              3              7
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  2,531            175            474             21             57
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,707,393        173,058        432,040         20,115         56,095
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,707,393   $    173,058   $    432,040   $     20,115   $     56,095
====================================================================================================================================
Accumulation units outstanding                                 2,516,248        160,664        536,180         24,882         66,723
====================================================================================================================================
Net asset value per accumulation unit                       $       1.08   $       1.08   $       0.81   $       0.81   $       0.84
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  PEMK2          PEXI1          PEXI2          PMGD1          PMGD2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     25,081   $  1,051,591   $     93,687   $    175,953   $    137,734
                                                            ------------------------------------------------------------------------
    at market value                                         $     22,974   $    891,946   $     85,190   $    141,430   $    106,838
Dividends receivable                                                  --          3,646            355             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --         12,750             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      22,974        908,342         85,545        141,430        106,838
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    20            841             75            136             94
    Administrative charge                                              3            115             11             19             14
    Contract terminations                                             --             --             59             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     23            956            145            155            108
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         22,951        907,386         85,400        141,275        106,730
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     22,951   $    907,386   $     85,400   $    141,275   $    106,730
====================================================================================================================================
Accumulation units outstanding                                    27,239      1,027,319         96,326        179,258        134,975
====================================================================================================================================
Net asset value per accumulation unit                       $       0.84   $       0.88   $       0.89   $       0.79   $       0.79
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  PNDM1          PNDM2          PSPF1          PSPF2          PSCA1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  3,852,324   $    257,564   $    544,492   $    278,262   $    376,102
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,723,744   $    222,915   $    445,180   $    236,814   $    317,061
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             55             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,723,744        222,970        445,180        236,814        317,061
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 2,570            194            426            205            304
    Administrative charge                                            351             29             58             31             42
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                       25,003             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 27,924            223            484            236            346
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,665,088        222,747        444,696        236,578        316,715
Net assets applicable to contracts in payment period              30,732             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,695,820   $    222,747   $    444,696   $    236,578   $    316,715
====================================================================================================================================
Accumulation units outstanding                                 4,062,591        338,571        710,960        377,302        366,130
====================================================================================================================================
Net asset value per accumulation unit                       $       0.66   $       0.66   $       0.63   $       0.63   $       0.87
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  PSCA2          PCAP1          PCAP2          PVAL1          PVAL2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     30,481   $  3,209,478   $    115,944   $  9,178,713   $    327,579
                                                            ------------------------------------------------------------------------
    at market value                                         $     28,168   $  1,979,508   $     82,545   $  5,580,541   $    235,485
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             13             --         10,192             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --          2,174            107          6,166            238
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      28,168      1,981,695         82,652      5,596,899        235,723
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    25          1,913             73          5,426            207
    Administrative charge                                              4            261             11            740             31
    Contract terminations                                             --             --             23             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             13             --         10,192             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     29          2,187            107         16,358            238
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         28,139      1,979,508         82,545      5,546,522        235,485
Net assets applicable to contracts in payment period                  --             --             --         34,019             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     28,139   $  1,979,508   $     82,545   $  5,580,541   $    235,485
====================================================================================================================================
Accumulation units outstanding                                    32,394      3,147,763        130,898      9,969,752        421,901
====================================================================================================================================
Net asset value per accumulation unit                       $       0.87   $       0.63   $       0.63   $       0.56   $       0.56
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  PBAL1          PBAL2          PGRI1          PGRI2          PMDC1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    464,458   $     64,331   $    377,037   $    121,205   $  2,709,890
                                                            ------------------------------------------------------------------------
    at market value                                         $    428,844   $     57,626   $    314,369   $    105,317   $  2,510,030
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             84             --
Receivable from mutual funds and portfolios
  for share redemptions                                              468             58            339            106          2,750
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     429,312         57,684        314,708        105,507      2,512,780
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   412             50            298             92          2,420
    Administrative charge                                             56              8             41             14            330
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             84             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    468             58            339            190          2,750
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        428,844         57,626        314,369        105,317      2,508,269
Net assets applicable to contracts in payment period                  --             --             --             --          1,761
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    428,844   $     57,626   $    314,369   $    105,317   $  2,510,030
====================================================================================================================================
Accumulation units outstanding                                   510,640         68,401        435,142        145,316      1,809,731
====================================================================================================================================
Net asset value per accumulation unit                       $       0.84   $       0.84   $       0.72   $       0.72   $       1.39
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  PMDC2          PSMC1          PSMC2          PMSS1          PMSS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    447,296   $  4,538,538   $    485,190   $  2,798,906   $    333,801
                                                            ------------------------------------------------------------------------
    at market value                                         $    414,850   $  3,260,777   $    389,455   $  2,546,970   $    304,396
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             52             --             84
Receivable from mutual funds and portfolios
  for share redemptions                                              418         29,457            394         27,717            305
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     415,268      3,290,234        389,901      2,574,687        304,785
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   363          3,181            343          2,413            265
    Administrative charge                                             55            434             51            329             40
    Contract terminations                                             --         25,842             --         24,975             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             52             --             84
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    418         29,457            446         27,717            389
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        414,850      3,254,661        389,455      2,546,970        304,396
Net assets applicable to contracts in payment period                  --          6,116             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    414,850   $  3,260,777   $    389,455   $  2,546,970   $    304,396
====================================================================================================================================
Accumulation units outstanding                                   298,328      4,574,186        545,547      2,393,082        285,064
====================================================================================================================================
Net asset value per accumulation unit                       $       1.39   $       0.71   $       0.71   $       1.06   $       1.07
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  PINT1          PINT2          PGAA1          PGAA2          PCHY1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    269,055   $     86,005   $    855,882   $    274,143   $    440,816
                                                            ------------------------------------------------------------------------
    at market value                                         $    214,998   $     64,652   $    684,620   $    230,719   $    427,020
Dividends receivable                                                  --             --             --             --          2,303
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              236            107            755            233            467
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     215,234         64,759        685,375        230,952        429,790
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   208             56            664            203            411
    Administrative charge                                             28              9             91             30             56
    Contract terminations                                             --             42             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --          2,303
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    236            107            755            233          2,770
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        214,998         64,652        684,620        230,719        427,020
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    214,998   $     64,652   $    684,620   $    230,719   $    427,020
====================================================================================================================================
Accumulation units outstanding                                   296,377         88,834        940,569        316,262        394,308
====================================================================================================================================
Net asset value per accumulation unit                       $       0.73   $       0.73   $       0.73   $       0.73   $       1.08
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  PCHY2          PEQU1          PEQU2          PGGI1          PGGI2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    126,587   $    566,955   $    259,035   $    214,988   $    202,692
                                                            ------------------------------------------------------------------------
    at market value                                         $    121,737   $    436,463   $    189,376   $    168,796   $    154,254
Dividends receivable                                                 659             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              187            488            191            189            155
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     122,583        436,951        189,567        168,985        154,409
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   107            429            166            166            135
    Administrative charge                                             16             59             25             23             20
    Contract terminations                                             64             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                          659             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    846            488            191            189            155
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        121,737        436,463        189,376        168,796        154,254
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    121,737   $    436,463   $    189,376   $    168,796   $    154,254
====================================================================================================================================
Accumulation units outstanding                                   112,215        792,088        342,920        234,161        213,523
====================================================================================================================================
Net asset value per accumulation unit                       $       1.08   $       0.55   $       0.55   $       0.72   $       0.72
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  PHQB1          PHQB2          PSCG1          PSCG2          PJGT1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  1,949,287   $    374,736   $    156,266   $     58,258   $     68,814
                                                            ------------------------------------------------------------------------
    at market value                                         $  2,031,214   $    394,907   $    118,266   $     43,334   $     34,081
Dividends receivable                                               7,355          1,438             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                            2,216            828            132             44             38
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                   2,040,785        397,173        118,398         43,378         34,119
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,950            346            116             38             33
    Administrative charge                                            266             52             16              6              5
    Contract terminations                                             --            430             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                        7,355          1,438             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                  9,571          2,266            132             44             38
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      2,031,214        394,907        118,266         43,334         34,081
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $  2,031,214   $    394,907   $    118,266   $     43,334   $     34,081
====================================================================================================================================
Accumulation units outstanding                                 1,695,711        328,871        190,380         69,637        130,654
====================================================================================================================================
Net asset value per accumulation unit                       $       1.20   $       1.20   $       0.62   $       0.62   $       0.26
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  PJGT2          PJGP1          PJGP2          PJAG1          PJAG2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     39,404   $    479,941   $    190,406   $    119,677   $    135,193
                                                            ------------------------------------------------------------------------
    at market value                                         $     23,358   $    352,834   $    131,771   $     87,175   $    100,720
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             97
Receivable from mutual funds and portfolios
  for share redemptions                                               24            386            133             94            102
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      23,382        353,220        131,904         87,269        100,919
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    21            340            116             83             89
    Administrative charge                                              3             46             17             11             13
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             97
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     24            386            133             94            199
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         23,358        352,834        131,771         87,175        100,720
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     23,358   $    352,834   $    131,771   $     87,175   $    100,720
====================================================================================================================================
Accumulation units outstanding                                    89,261        759,004        282,880        270,119        311,511
====================================================================================================================================
Net asset value per accumulation unit                       $       0.26   $       0.46   $       0.47   $       0.32   $       0.32
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  PSGI1          PSGI2          PSND1          PSND2          PSTR1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    425,839   $    145,181   $    345,419   $     32,267   $  4,108,424
                                                            ------------------------------------------------------------------------
    at market value                                         $    337,964   $    124,230   $    260,364   $     24,589   $  3,872,591
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              376            127            278             25         29,324
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     338,340        124,357        260,642         24,614      3,901,915
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   331            110            245             22          3,805
    Administrative charge                                             45             17             33              3            519
    Contract terminations                                             --             --             --             --         25,000
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    376            127            278             25         29,324
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        337,964        124,230        258,127         24,589      3,872,591
Net assets applicable to contracts in payment period                  --             --          2,237             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    337,964   $    124,230   $    260,364   $     24,589   $  3,872,591
====================================================================================================================================
Accumulation units outstanding                                   529,895        194,349        441,310         41,937      3,948,613
====================================================================================================================================
Net asset value per accumulation unit                       $       0.64   $       0.64   $       0.58   $       0.59   $       0.98
====================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                  PSTR2          PSUT1          PSUT2          PGIN1          PGIN2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    708,785   $    155,452   $     99,873   $  1,484,543   $    390,685
                                                            ------------------------------------------------------------------------
    at market value                                         $    676,415   $    119,424   $     80,287   $  1,207,744   $    309,917
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --              6             --
Receivable from mutual funds and portfolios
  for share redemptions                                              762            130             81          1,310            312
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     677,177        119,554         80,368      1,209,060        310,229
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   596            114             70          1,153            271
    Administrative charge                                             89             16             11            157             41
    Contract terminations                                             77             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --              6             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    762            130             81          1,316            312
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        676,415        119,424         80,287      1,207,744        309,917
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    676,415   $    119,424   $     80,287   $  1,207,744   $    309,917
====================================================================================================================================
Accumulation units outstanding                                   688,188        209,085        140,352      1,583,024        404,923
====================================================================================================================================
Net asset value per accumulation unit                       $       0.98   $       0.57   $       0.57   $       0.76   $       0.77
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                           ---------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                                 PIGR1          PIGR2          PVIS1          PVIS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                                $  5,440,195   $    207,234   $  3,747,764   $    155,712
                                                                           ---------------------------------------------------------
    at market value                                                        $  3,662,172   $    160,787   $  1,843,288   $    104,067
Dividends receivable                                                                 --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                                     --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                                           4,014            161          3,428            105
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                  3,666,186        160,948      1,846,716        104,172
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                                3,532            140          1,786             91
    Administrative charge                                                           482             21            244             14
    Contract terminations                                                            --             --          1,398             --
Payable to mutual funds and portfolios
  for investments purchased                                                          --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                 4,014            161          3,428            105
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period                     3,653,294        160,787      1,838,621        104,067
Net assets applicable to contracts in payment period                              8,878             --          4,667             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                           $  3,662,172   $    160,787   $  1,843,288   $    104,067
====================================================================================================================================
Accumulation units outstanding                                                4,994,086        219,080      3,317,211        187,253
====================================================================================================================================
Net asset value per accumulation unit                                      $       0.73   $       0.73   $       0.55   $       0.56
====================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                  PCMG1          PCMG2          PDEI1          PDEI2          PEMK1
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $     25,453   $      1,966   $      6,650   $        362   $         --
Variable account expenses                                        27,306          1,951          5,314            271            536
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,853)            15          1,336             91           (536)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                       2,676,501        186,297         99,009          2,923          9,713
    Cost of investments sold                                  2,676,545        186,299        105,952          3,877         10,492
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    (44)            (2)        (6,943)          (954)          (779)
Distributions from capital gains                                     --             --          1,528             92             --
Net change in unrealized appreciation or
  depreciation of investments                                        45              2        (85,884)        (4,699)        (3,319)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                        1             --        (91,299)        (5,561)        (4,098)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (1,852)  $         15   $    (89,963)  $     (5,470)  $     (4,634)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PEMK2          PEXI1          PEXI2          PMGD1          PMGD2
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $     62,962   $      5,240   $      3,599   $      3,329
Variable account expenses                                           240         10,151            785          1,730          1,493
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (240)        52,811          4,455          1,869          1,836
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             342        150,256         10,233         21,152         68,904
    Cost of investments sold                                        339        181,236         11,659         23,974         78,122
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      3        (30,980)        (1,426)        (2,822)        (9,218)
Distributions from capital gains                                     --             --             --         11,681         13,537
Net change in unrealized appreciation or
  depreciation of investments                                    (2,665)       (91,541)        (7,990)       (31,652)       (26,330)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (2,662)      (122,521)        (9,416)       (22,793)       (22,011)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (2,902)  $    (69,710)  $     (4,961)  $    (20,924)  $    (20,175)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PNDM1          PNDM2          PSPF1          PSPF2          PSCA1
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $     14,999   $        778   $      4,143   $      2,050   $         --
Variable account expenses                                        36,622          1,617          5,241          2,316          4,036
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (21,623)          (839)        (1,098)          (266)        (4,036)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         854,578         22,139        123,719         43,541        105,191
    Cost of investments sold                                  1,201,245         25,112        144,965         55,412        120,389
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (346,667)        (2,973)       (21,246)       (11,871)       (15,198)
Distributions from capital gains                                  2,779             50             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (455,998)       (32,494)       (92,709)       (42,325)       (58,826)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 (799,886)       (35,417)      (113,955)       (54,196)       (74,024)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $   (821,509)  $    (36,256)  $   (115,053)  $    (54,462)  $    (78,060)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PSCA2          PCAP1          PCAP2          PVAL1          PVAL2
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --           $ --   $     22,630   $        948
Variable account expenses                                           239         30,426            937         87,827          2,743
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (239)       (30,426)          (937)       (65,197)        (1,795)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           8,619        641,948          7,511      1,649,024         17,653
    Cost of investments sold                                     10,412      1,001,650         10,486      2,505,577         23,264
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,793)      (359,702)        (2,975)      (856,553)        (5,611)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,362)      (393,285)       (20,883)    (1,918,935)       (85,103)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (4,155)      (752,987)       (23,858)    (2,775,488)       (90,714)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     (4,394)  $   (783,413)  $    (24,795)  $ (2,840,685)  $    (92,509)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PBAL1          PBAL2          PGRI1          PGRI2          PMDC1
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $      9,841   $      1,559   $      4,273   $      1,004   $     16,866
Variable account expenses                                         4,981            655          4,323          1,113         30,451
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   4,860            904            (50)          (109)       (13,585)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          97,335          1,647         80,307         16,199        446,801
    Cost of investments sold                                    106,296          1,843        100,273         18,552        485,533
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (8,961)          (196)       (19,966)        (2,353)       (38,732)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (37,985)        (6,625)       (55,507)       (15,989)      (280,841)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (46,946)        (6,821)       (75,473)       (18,342)      (319,573)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (42,086)  $     (5,917)  $    (75,523)  $    (18,451)  $   (333,158)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PMDC2          PSMC1          PSMC2          PMSS1          PMSS2
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $      2,848   $      8,403   $        819   $     13,030   $      1,922
Variable account expenses                                         4,561         39,527          3,845         18,475          2,346
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,713)       (31,124)        (3,026)        (5,445)          (424)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          70,647        285,844         51,453        359,119         52,799
    Cost of investments sold                                     73,294        393,082         62,276        381,369         59,491
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,647)      (107,238)       (10,823)       (22,250)        (6,692)
Distributions from capital gains                                     --             --             --         32,309          4,768
Net change in unrealized appreciation or
  depreciation of investments                                   (46,760)    (1,009,866)      (101,478)      (251,255)       (31,950)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (49,407)    (1,117,104)      (112,301)      (241,196)       (33,874)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (51,120)  $ (1,148,228)  $   (115,327)  $   (246,641)  $    (34,298)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PINT1          PINT2          PGAA1          PGAA2          PCHY1
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $      3,144   $        901   $     15,919   $      5,016   $     25,276
Variable account expenses                                         2,394            613          9,094          2,612          5,019
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     750            288          6,825          2,404         20,257
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           3,930          1,625         32,794         25,994        112,334
    Cost of investments sold                                      4,608          2,090         41,494         32,606        117,959
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (678)          (465)        (8,700)        (6,612)        (5,625)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (44,430)       (13,300)      (139,387)       (37,663)        (9,884)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (45,108)       (13,765)      (148,087)       (44,275)       (15,509)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (44,358)  $    (13,477)  $   (141,262)  $    (41,871)  $      4,748
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PCHY2          PEQU1          PEQU2          PGGI1          PGGI2
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $      6,572   $      1,234   $        540   $        183   $        167
Variable account expenses                                         1,199          6,199          2,463          2,175          1,922
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   5,373         (4,965)        (1,923)        (1,992)        (1,755)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                           1,854        153,328         59,334         17,819          2,651
    Cost of investments sold                                      1,958        187,487         66,393         21,813          3,148
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (104)       (34,159)        (7,059)        (3,994)          (497)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,589)      (137,952)       (65,256)       (48,586)       (51,508)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   (3,693)      (172,111)       (72,315)       (52,580)       (52,005)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $      1,680   $   (177,076)  $    (74,238)  $    (54,572)  $    (53,760)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PHQB1          PHQB2          PSCG1          PSCG2          PJGT1
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $     73,108   $     28,993   $         --   $         --   $         --
Variable account expenses                                        19,586          6,924          1,703            410            529
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  53,522         22,069         (1,703)          (410)          (529)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                         174,327        708,290         67,058            507          1,251
    Cost of investments sold                                    168,343        710,729         87,866            605          1,912
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  5,984         (2,439)       (20,808)           (98)          (661)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    81,923         16,430        (43,825)       (15,687)       (23,163)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   87,907         13,991        (64,633)       (15,785)       (23,824)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    141,429   $     36,060   $    (66,336)  $    (16,195)  $    (24,353)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PJGT2          PJGP1          PJGP2          PJAG1          PJAG2
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $         --   $         --   $         --   $         --   $         --
Variable account expenses                                           241          4,826          1,678          1,385          1,072
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (241)        (4,826)        (1,678)        (1,385)        (1,072)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                             296         81,514          9,070         58,237          2,743
    Cost of investments sold                                        441        101,864         12,174         75,878          3,484
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                   (145)       (20,350)        (3,104)       (17,641)          (741)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (11,772)      (103,918)       (43,395)       (23,577)       (28,841)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (11,917)      (124,268)       (46,499)       (41,218)       (29,582)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (12,158)  $   (129,094)  $    (48,177)  $    (42,603)  $    (30,654)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PSGI1          PSGI2          PSND1          PSND2          PSTR1
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $      1,341   $        486   $         --   $         --   $     45,299
Variable account expenses                                         4,015          1,307          3,170            230         39,970
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,674)          (821)        (3,170)          (230)         5,329
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          37,081         30,126         53,490            341        634,141
    Cost of investments sold                                     42,811         37,486         68,260            383        676,878
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (5,730)        (7,360)       (14,770)           (42)       (42,737)
Distributions from capital gains                                     --             --             --             --         37,165
Net change in unrealized appreciation or
  depreciation of investments                                   (76,314)       (22,022)       (88,069)        (8,133)      (246,193)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (82,044)       (29,382)      (102,839)        (8,175)      (251,765)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (84,718)  $    (30,203)  $   (106,009)  $     (8,405)  $   (246,436)
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PSTR2          PSUT1          PSUT2          PGIN1          PGIN2
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                              $      6,642   $      2,389   $      1,581   $     16,091   $      4,792
Variable account expenses                                         5,705          1,291            750         14,534          3,726
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     937          1,098            831          1,557          1,066
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                          60,440          7,929            950        118,827         22,740
    Cost of investments sold                                     65,918          9,758          1,201        141,245         27,779
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (5,478)        (1,829)          (251)       (22,418)        (5,039)
Distributions from capital gains                                  5,450             --             --          6,047          1,801
Net change in unrealized appreciation or
  depreciation of investments                                   (36,085)       (26,186)       (16,865)      (260,254)       (73,541)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (36,113)       (28,015)       (17,116)      (276,625)       (76,779)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    (35,176)  $    (26,917)  $    (16,285)  $   (275,068)  $    (75,713)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF OPERATIONS

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                     PIGR1          PIGR2          PVIS1          PVIS2
INVESTMENT INCOME
Dividend income from
  mutual funds and portfolios                                             $     33,739   $      1,377   $         --   $         --
Variable account expenses                                                       50,339          1,909         30,352          1,133
-----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                (16,600)          (532)       (30,352)        (1,133)
===================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                                        633,375         25,691        691,146          6,528
    Cost of investments sold                                                   901,518         29,537      1,237,077          8,895
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                              (268,143)        (3,846)      (545,931)        (2,367)
Distributions from capital gains                                                    --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                 (548,102)       (29,615)      (394,271)       (34,162)
-----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                (816,245)       (33,461)      (940,202)       (36,529)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                               $   (832,845)  $    (33,993)  $   (970,554)  $    (37,662)
===================================================================================================================================

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                  PCMG1          PCMG2          PDEI1          PDEI2          PEMK1
OPERATIONS
Investment income (loss) -- net                            $     (1,853)  $         15   $      1,336   $         91   $       (536)
Net realized gain (loss) on sales of investments                    (44)            (2)        (6,943)          (954)          (779)
Distributions from capital gains                                     --             --          1,528             92             --
Net change in unrealized appreciation or
  depreciation of investments                                        45              2        (85,884)        (4,699)        (3,319)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (1,852)            15        (89,963)        (5,470)        (4,634)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      636,426          6,626         31,651             --         23,423
Net transfers(1)                                               (169,610)      (138,217)       155,114          1,017          5,407
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (128,613)        (1,210)        (9,183)          (211)           (40)
    Death benefits                                              (52,098)            --             --         (1,635)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  286,105       (132,801)       177,582           (829)        28,790
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,423,140        305,844        344,421         26,414         31,939
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,707,393   $    173,058   $    432,040   $     20,115   $     56,095
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,250,084        283,943        341,828         26,156         35,472
Contract purchase payments                                      591,297          6,148         37,490             --         25,608
Net transfers(1)                                               (157,350)      (128,304)       167,616          1,217          5,691
Contract terminations:
    Surrender benefits and contract charges                    (119,420)        (1,123)       (10,754)          (261)           (48)
    Death benefits                                              (48,363)            --             --         (2,230)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,516,248        160,664        536,180         24,882         66,723
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PEMK2          PEXI1          PEXI2          PMGD1          PMGD2
OPERATIONS
Investment income (loss) -- net                            $       (240)  $     52,811   $      4,455   $      1,869   $      1,836
Net realized gain (loss) on sales of investments                      3        (30,980)        (1,426)        (2,822)        (9,218)
Distributions from capital gains                                     --             --             --         11,681         13,537
Net change in unrealized appreciation or
  depreciation of investments                                    (2,665)       (91,541)        (7,990)       (31,652)       (26,330)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (2,902)       (69,710)        (4,961)       (20,924)       (20,175)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       11,824        101,425         25,713         34,232             15
Net transfers(1)                                                  4,068        101,956         28,552          8,869         15,758
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (110)       (11,254)        (2,477)       (18,874)       (47,514)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   15,782        192,127         51,788         24,227        (31,741)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  10,071        784,969         38,573        137,972        158,646
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     22,951   $    907,386   $     85,400   $    141,275   $    106,730
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           11,173        820,896         40,235        150,569        172,728
Contract purchase payments                                       11,929        109,187         27,271         39,990             --
Net transfers(1)                                                  4,256        109,316         31,692         10,109         17,749
Contract terminations:
    Surrender benefits and contract charges                        (119)       (12,080)        (2,872)       (21,410)       (55,502)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 27,239      1,027,319         96,326        179,258        134,975
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PNDM1          PNDM2          PSPF1          PSPF2          PSCA1
OPERATIONS
Investment income (loss) -- net                            $    (21,623)  $       (839)  $     (1,098)  $       (266)  $     (4,036)
Net realized gain (loss) on sales of investments               (346,667)        (2,973)       (21,246)       (11,871)       (15,198)
Distributions from capital gains                                  2,779             50             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (455,998)       (32,494)       (92,709)       (42,325)       (58,826)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (821,509)       (36,256)      (115,053)       (54,462)       (78,060)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      637,544        100,515         43,106         28,907         48,107
Net transfers(1)                                                 12,004        109,821        204,895        129,869         86,922
Annuity payments                                                 (5,743)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (131,661)          (572)        (9,670)          (159)       (32,181)
    Death benefits                                                   --             --        (45,793)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  512,144        209,764        192,538        158,617        102,848
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               3,005,185         49,239        367,211        132,423        291,927
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,695,820   $    222,747   $    444,696   $    236,578   $    316,715
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        3,478,255         57,860        449,711        162,001        276,360
Contract purchase payments                                      827,292        129,493         57,349         38,191         46,224
Net transfers(1)                                                (57,721)       152,073        281,665        177,323         77,688
Contract terminations:
    Surrender benefits and contract charges                    (185,235)          (855)       (12,659)          (213)       (34,142)
    Death benefits                                                   --             --        (65,106)            --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              4,062,591        338,571        710,960        377,302        366,130
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PSCA2          PCAP1          PCAP2          PVAL1          PVAL2
OPERATIONS
Investment income (loss) -- net                            $       (239)  $    (30,426)  $       (937)  $    (65,197)  $     (1,795)
Net realized gain (loss) on sales of investments                 (1,793)      (359,702)        (2,975)      (856,553)        (5,611)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (2,362)      (393,285)       (20,883)    (1,918,935)       (85,103)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (4,394)      (783,413)       (24,795)    (2,840,685)       (92,509)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        8,089        171,472         26,738        655,568         23,921
Net transfers(1)                                                 12,817        (31,167)        16,773       (197,476)        86,261
Annuity payments                                                     --             --             --         (5,815)            --
Contract terminations:
    Surrender benefits and contract charges                        (414)      (180,587)          (237)      (386,129)        (4,023)
    Death benefits                                                   --        (12,686)        (1,521)       (66,589)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   20,492        (52,968)        41,753           (441)       106,159
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  12,041      2,815,889         65,587      8,421,667        221,835
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     28,139   $  1,979,508   $     82,545   $  5,580,541   $    235,485
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           11,376      3,345,255         77,735     10,352,049        273,532
Contract purchase payments                                        7,527        224,360         34,150        903,913         32,902
Net transfers(1)                                                 13,968       (135,287)        21,853       (564,996)       122,174
Contract terminations:
    Surrender benefits and contract charges                        (477)      (271,050)          (367)      (618,576)        (6,707)
    Death benefits                                                   --        (15,515)        (2,473)      (102,638)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 32,394      3,147,763        130,898      9,969,752        421,901
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PBAL1          PBAL2          PGRI1          PGRI2          PMDC1
OPERATIONS
Investment income (loss) -- net                            $      4,860   $        904   $        (50)  $       (109)  $    (13,585)
Net realized gain (loss) on sales of investments                 (8,961)          (196)       (19,966)        (2,353)       (38,732)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (37,985)        (6,625)       (55,507)       (15,989)      (280,841)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (42,086)        (5,917)       (75,523)       (18,451)      (333,158)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       56,751          3,464         29,171         25,031        626,793
Net transfers(1)                                                155,945          5,695         (4,870)        25,204        397,144
Annuity payments                                                     --             --             --             --           (283)
Contract terminations:
    Surrender benefits and contract charges                     (19,079)        (1,051)        (7,975)        (5,866)       (68,226)
    Death benefits                                              (48,648)            --             --             --        (68,219)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  144,969          8,108         16,326         44,369        887,209
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 325,961         55,435        373,566         79,399      1,955,979
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    428,844   $     57,626   $    314,369   $    105,317   $  2,510,030
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          349,760         59,352        425,246         90,211      1,253,976
Contract purchase payments                                       64,020          3,955         36,845         30,578        403,264
Net transfers(1)                                                175,672          6,359        (16,952)        32,598        243,539
Contract terminations:
    Surrender benefits and contract charges                     (21,815)        (1,265)        (9,997)        (8,071)       (46,371)
    Death benefits                                              (56,997)            --             --             --        (44,677)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                510,640         68,401        435,142        145,316      1,809,731
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PMDC2          PSMC1          PSMC2          PMSS1          PMSS2
OPERATIONS
Investment income (loss) -- net                            $     (1,713)  $    (31,124)  $     (3,026)  $     (5,445)  $       (424)
Net realized gain (loss) on sales of investments                 (2,647)      (107,238)       (10,823)       (22,250)        (6,692)
Distributions from capital gains                                     --             --             --         32,309          4,768
Net change in unrealized appreciation or
  depreciation of investments                                   (46,760)    (1,009,866)      (101,478)      (251,255)       (31,950)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (51,120)    (1,148,228)      (115,327)      (246,641)       (34,298)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       89,678        709,490         93,545      1,199,516        103,227
Net transfers(1)                                                 91,671        939,236        167,539      1,338,862        159,806
Annuity payments                                                     --         (1,452)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (30,810)       (85,480)       (21,099)       (31,289)          (967)
    Death benefits                                                   --        (36,964)            --        (20,935)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  150,539      1,524,830        239,985      2,486,154        262,066
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 315,431      2,884,175        264,797        307,457         76,628
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    414,850   $  3,260,777   $    389,455   $  2,546,970   $    304,396
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          202,065      2,844,121        261,449        251,581         62,561
Contract purchase payments                                       57,086        808,706        107,926      1,017,354         83,530
Net transfers(1)                                                 59,668      1,079,907        200,226      1,171,066        139,872
Contract terminations:
    Surrender benefits and contract charges                     (20,491)      (117,740)       (24,054)       (29,926)          (899)
    Death benefits                                                   --        (40,808)            --        (16,993)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                298,328      4,574,186        545,547      2,393,082        285,064
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PINT1          PINT2          PGAA1          PGAA2          PCHY1
OPERATIONS
Investment income (loss) -- net                            $        750   $        288   $      6,825   $      2,404   $     20,257
Net realized gain (loss) on sales of investments                   (678)          (465)        (8,700)        (6,612)        (5,625)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (44,430)       (13,300)      (139,387)       (37,663)        (9,884)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (44,358)       (13,477)      (141,262)       (41,871)         4,748
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       53,882         22,585         19,622          7,506         97,203
Net transfers(1)                                                 75,752         30,288         44,187         38,085         40,214
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,368)        (1,013)        (6,691)        (2,543)        (3,924)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  128,266         51,860         57,118         43,048        133,493
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 131,090         26,269        768,764        229,542        288,779
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    214,998   $     64,652   $    684,620   $    230,719   $    427,020
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          145,353         29,059        877,044        261,599        270,615
Contract purchase payments                                       60,444         24,535         23,583          9,644         91,297
Net transfers(1)                                                 92,259         36,565         48,426         48,399         36,094
Contract terminations:
    Surrender benefits and contract charges                      (1,679)        (1,325)        (8,484)        (3,380)        (3,698)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                296,377         88,834        940,569        316,262        394,308
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PCHY2          PEQU1          PEQU2          PGGI1          PGGI2
OPERATIONS
Investment income (loss) -- net                            $      5,373   $     (4,965)  $     (1,923)  $     (1,992)  $     (1,755)
Net realized gain (loss) on sales of investments                   (104)       (34,159)        (7,059)        (3,994)          (497)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (3,589)      (137,952)       (65,256)       (48,586)       (51,508)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       1,680       (177,076)       (74,238)       (54,572)       (53,760)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       25,157         39,878         10,220          9,371          3,968
Net transfers(1)                                                 19,454        108,271         52,046         51,651         50,026
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,957)       (28,559)       (37,083)        (3,898)          (700)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   42,654        119,590         25,183         57,124         53,294
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  77,403        493,949        238,431        166,244        154,720
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    121,737   $    436,463   $    189,376   $    168,796   $    154,254
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           72,474        640,804        309,092        167,903        156,078
Contract purchase payments                                       23,330         55,790         14,104         12,233          4,993
Net transfers(1)                                                 18,281        141,592         72,132         58,916         53,384
Contract terminations:
    Surrender benefits and contract charges                      (1,870)       (46,098)       (52,408)        (4,891)          (932)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                112,215        792,088        342,920        234,161        213,523
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PHQB1          PHQB2          PSCG1          PSCG2          PJGT1
OPERATIONS
Investment income (loss) -- net                            $     53,522   $     22,069   $     (1,703)  $       (410)  $       (529)
Net realized gain (loss) on sales of investments                  5,984         (2,439)       (20,808)           (98)          (661)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    81,923         16,430        (43,825)       (15,687)       (23,163)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     141,429         36,060        (66,336)       (16,195)       (24,353)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      200,734         73,880         54,499         36,704            500
Net transfers(1)                                                791,908       (628,756)        22,269          4,746          1,192
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (47,345)       (34,736)        (1,728)          (117)          (818)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  945,297       (589,612)        75,040         41,333            874
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 944,488        948,459        109,562         18,196         57,560
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,031,214   $    394,907   $    118,266   $     43,334   $     34,081
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          859,230        861,700        116,859         19,386        128,711
Contract purchase payments                                      180,383         66,370         72,537         44,929          1,358
Net transfers(1)                                                696,757       (568,159)         3,577          5,450          2,796
Contract terminations:
    Surrender benefits and contract charges                     (40,659)       (31,040)        (2,593)          (128)        (2,211)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,695,711        328,871        190,380         69,637        130,654
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PJGT2          PJGP1          PJGP2          PJAG1          PJAG2
OPERATIONS
Investment income (loss) -- net                            $       (241)  $     (4,826)  $     (1,678)  $     (1,385)  $     (1,072)
Net realized gain (loss) on sales of investments                   (145)       (20,350)        (3,104)       (17,641)          (741)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                   (11,772)      (103,918)       (43,395)       (23,577)       (28,841)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (12,158)      (129,094)       (48,177)       (42,603)       (30,654)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       22,990         13,743          1,189          6,356          3,629
Net transfers(1)                                                    376        107,703         25,429         35,685         44,043
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (60)       (25,631)          (286)        (1,382)           (72)
    Death benefits                                                   --             --             --        (43,332)        (1,705)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   23,306         95,815         26,332         (2,673)        45,895
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  12,210        386,113        153,616        132,451         85,479
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     23,358   $    352,834   $    131,771   $     87,175   $    100,720
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           27,245        601,142        238,912        291,229        187,858
Contract purchase payments                                       61,257         23,338          1,957         16,518         10,064
Net transfers(1)                                                    894        179,712         42,537         85,887        118,508
Contract terminations:
    Surrender benefits and contract charges                        (135)       (45,188)          (526)        (3,644)          (179)
    Death benefits                                                   --             --             --       (119,871)        (4,740)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 89,261        759,004        282,880        270,119        311,511
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PSGI1          PSGI2          PSND1          PSND2          PSTR1
OPERATIONS
Investment income (loss) -- net                            $     (2,674)  $       (821)  $     (3,170)  $       (230)  $      5,329
Net realized gain (loss) on sales of investments                 (5,730)        (7,360)       (14,770)           (42)       (42,737)
Distributions from capital gains                                     --             --             --             --         37,165
Net change in unrealized appreciation or
  depreciation of investments                                   (76,314)       (22,022)       (88,069)        (8,133)      (246,193)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (84,718)       (30,203)      (106,009)        (8,405)      (246,436)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       37,475          5,572         86,104         11,620      1,416,054
Net transfers(1)                                                137,886         59,193         42,154         11,982      1,186,244
Annuity payments                                                     --             --           (429)            --             --
Contract terminations:
    Surrender benefits and contract charges                     (18,578)          (275)        (5,357)          (118)      (143,608)
    Death benefits                                                   --             --        (14,548)            --       (292,816)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  156,783         64,490        107,924         23,484      2,165,874
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 265,899         89,943        258,449          9,510      1,953,153
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    337,964   $    124,230   $    260,364   $     24,589   $  3,872,591
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          324,402        109,704        293,016         10,936      1,861,342
Contract purchase payments                                       48,821          4,775        119,137         14,670      1,362,473
Net transfers(1)                                                182,438         80,210         55,066         16,471      1,170,795
Contract terminations:
    Surrender benefits and contract charges                     (25,766)          (340)        (7,726)          (140)      (146,056)
    Death benefits                                                   --             --        (18,183)            --       (299,941)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                529,895        194,349        441,310         41,937      3,948,613
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                      PSTR2          PSUT1          PSUT2          PGIN1          PGIN2
OPERATIONS
Investment income (loss) -- net                            $        937   $      1,098   $        831   $      1,557   $      1,066
Net realized gain (loss) on sales of investments                 (5,478)        (1,829)          (251)       (22,418)        (5,039)
Distributions from capital gains                                  5,450             --             --          6,047          1,801
Net change in unrealized appreciation or
  depreciation of investments                                   (36,085)       (26,186)       (16,865)      (260,254)       (73,541)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (35,176)       (26,917)       (16,285)      (275,068)       (75,713)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       55,497          3,006         14,012        259,527         19,662
Net transfers(1)                                                398,718         49,370         37,049        365,466         70,976
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (2,994)          (788)          (341)       (58,797)        (9,020)
    Death benefits                                                   --             --             --         (1,867)        (1,598)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  451,221         51,588         50,720        564,329         80,020
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 260,370         94,753         45,852        918,483        305,610
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    676,415   $    119,424   $     80,287   $  1,207,744   $    309,917
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          247,869        126,281         61,027        963,282        319,822
Contract purchase payments                                       51,338          4,710         20,941        276,221         21,239
Net transfers(1)                                                392,047         79,495         58,972        416,472         77,392
Contract terminations:
    Surrender benefits and contract charges                      (3,066)        (1,401)          (588)       (71,011)       (11,258)
    Death benefits                                                   --             --             --         (1,940)        (2,272)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                688,188        209,085        140,352      1,583,024        404,923
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                                     PIGR1          PIGR2          PVIS1          PVIS2
OPERATIONS
Investment income (loss) -- net                                           $    (16,600)  $       (532)  $    (30,352)  $     (1,133)
Net realized gain (loss) on sales of investments                              (268,143)        (3,846)      (545,931)        (2,367)
Distributions from capital gains                                                    --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                                 (548,102)       (29,615)      (394,271)       (34,162)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   (832,845)       (33,993)      (970,554)       (37,662)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                     493,290         11,504         53,750         31,592
Net transfers(1)                                                              (151,461)        43,429       (426,572)        26,354
Annuity payments                                                                (1,800)            --         (1,109)            --
Contract terminations:
    Surrender benefits and contract charges                                   (102,187)       (15,825)       (78,978)          (199)
    Death benefits                                                             (12,196)            --         (5,040)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                 225,646         39,108       (457,949)        57,747
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                              4,269,371        155,672      3,271,791         83,982
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $  3,662,172   $    160,787   $  1,843,288   $    104,067
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                       4,730,889        172,640      4,035,168        103,683
Contract purchase payments                                                     612,600         13,047         69,135         47,208
Net transfers(1)                                                              (200,488)        51,688       (649,826)        36,709
Contract terminations:
    Surrender benefits and contract charges                                   (132,342)       (18,295)      (128,151)          (347)
    Death benefits                                                             (16,573)            --         (9,115)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             4,994,086        219,080      3,317,211        187,253
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                                  PCMG1          PCMG2          PDEI1          PDEI2          PEMK1
OPERATIONS
Investment income (loss) -- net                            $     13,308   $      1,568   $       (487)  $          1   $       (204)
Net realized gain (loss) on sales of investments                     (1)             1         30,923             57         (4,376)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       (59)            (2)           870             72          2,014
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      13,248          1,567         31,306            130         (2,566)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      538,611        302,309        139,247         26,025         34,217
Net transfers(1)                                              1,985,788         52,776        407,388             --            282
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (22,079)       (51,079)      (477,380)            (1)          (106)
    Death benefits                                              (92,794)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                2,409,526        304,006         69,255         26,024         34,393
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     366            271        243,860            260            112
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,423,140   $    305,844   $    344,421   $     26,414   $     31,939
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              350            259        244,084            260            122
Contract purchase payments                                      503,480        282,279        142,415         25,897         35,155
Net transfers(1)                                              1,854,182         48,902        406,604             --            317
Contract terminations:
    Surrender benefits and contract charges                     (20,569)       (47,497)      (451,275)            (1)          (122)
    Death benefits                                              (87,359)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,250,084        283,943        341,828         26,156         35,472
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PEMK2          PEXI1          PEXI2          PMGD1          PMGD2
OPERATIONS
Investment income (loss) -- net                            $        (49)  $     50,618   $      1,091   $        786   $      1,125
Net realized gain (loss) on sales of investments                     (1)        (1,290)           (80)        (1,498)          (515)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                       566        (39,727)          (459)        (2,465)        (4,552)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         516          9,601            552         (3,177)        (3,942)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        5,457        466,319         28,044         41,054        167,110
Net transfers(1)                                                  3,988         53,086          9,741         94,796         (5,262)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          (2)        (1,010)            (1)          (231)          (567)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    9,443        518,395         37,784        135,619        161,281
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     112        256,973            237          5,530          1,307
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     10,071   $    784,969   $     38,573   $    137,972   $    158,646
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              122        278,460            258          5,329          1,259
Contract purchase payments                                        6,310        487,499         29,644         41,698        174,457
Net transfers(1)                                                  4,743         55,990         10,334        103,803         (2,392)
Contract terminations:
    Surrender benefits and contract charges                          (2)        (1,053)            (1)          (261)          (596)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 11,173        820,896         40,235        150,569        172,728
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PNDM1          PNDM2          PSPF1          PSPF2          PSCA1
OPERATIONS
Investment income (loss) -- net                            $    (26,453)  $       (245)  $       (237)  $        (16)  $     (2,116)
Net realized gain (loss) on sales of investments               (102,902)        (3,024)        (2,575)          (757)        (3,902)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                  (331,473)          (907)        (6,595)           885          4,081
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (460,828)        (4,176)        (9,407)           112         (1,937)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      607,529         16,499        164,224         26,138         74,236
Net transfers(1)                                              1,266,355         31,930        214,288        106,332        123,390
Annuity payments                                                 (7,793)            --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                    (459,875)        (4,735)        (2,007)          (272)          (715)
    Death benefits                                               (9,657)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,396,559         43,694        376,505        132,198        196,911
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,069,454          9,721            113            113         96,953
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  3,005,185   $     49,239   $    367,211   $    132,423   $    291,927
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,936,840          9,391            120            120         84,733
Contract purchase payments                                      687,507         18,045        187,342         29,880         70,450
Net transfers(1)                                              1,355,496         36,954        264,652        132,333        121,935
Contract terminations:
    Surrender benefits and contract charges                    (490,439)        (6,530)        (2,403)          (332)          (758)
    Death benefits                                              (11,149)            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,478,255         57,860        449,711        162,001        276,360
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PSCA2          PCAP1          PCAP2          PVAL1          PVAL2
OPERATIONS
Investment income (loss) -- net                            $        (70)  $    (25,375)  $       (491)  $    (67,904)  $       (802)
Net realized gain (loss) on sales of investments                   (121)       (52,626)        (6,006)       (26,952)        (1,242)
Distributions from capital gains                                     --        221,162          4,937        166,768          4,151
Net change in unrealized appreciation or
  depreciation of investments                                        24       (605,087)        (7,131)      (994,452)        (6,956)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                        (167)      (461,926)        (8,691)      (922,540)        (4,849)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       14,519        656,096         19,795      1,873,268        189,814
Net transfers(1)                                                 (2,600)     1,454,129         38,283      3,183,434         37,182
Annuity payments                                                     --             --             --         (8,665)            --
Contract terminations:
    Surrender benefits and contract charges                          (1)       (42,508)       (15,595)      (157,811)          (553)
    Death benefits                                                   --        (17,419)            --        (27,521)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   11,918      2,050,298         42,483      4,862,705        226,443
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     290      1,227,517         31,795      4,481,502            241
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     12,041   $  2,815,889   $     65,587   $  8,421,667   $    221,835
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              253      1,103,466         28,576      4,768,669            257
Contract purchase payments                                       13,689        734,564         21,464      2,226,586        223,886
Net transfers(1)                                                 (2,565)     1,575,441         43,524      3,588,051         50,056
Contract terminations:
    Surrender benefits and contract charges                          (1)       (48,474)       (15,829)      (197,315)          (667)
    Death benefits                                                   --        (19,742)            --        (33,942)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 11,376      3,345,255         77,735     10,352,049        273,532
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PBAL1          PBAL2          PGRI1          PGRI2          PMDC1
OPERATIONS
Investment income (loss) -- net                            $        180   $       (320)  $     (1,217)  $       (353)  $    (12,434)
Net realized gain (loss) on sales of investments                 (3,550)          (504)        (2,301)          (634)        (3,892)
Distributions from capital gains                                     --             --          3,531            211             --
Net change in unrealized appreciation or
  depreciation of investments                                     5,701            (64)        (4,591)           160         68,189
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       2,331           (888)        (4,578)          (616)        51,863
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      151,530         63,238        245,551         29,935        857,983
Net transfers(1)                                                109,645         (7,101)        50,765         47,435        717,729
Annuity payments                                                     --             --             --             --           (223)
Contract terminations:
    Surrender benefits and contract charges                      (1,126)            (1)        (1,203)            (1)        (6,784)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  260,049         56,136        295,113         77,369      1,568,705
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  63,581            187         83,031          2,646        335,409
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    325,961   $     55,435   $    373,566   $     79,399   $  1,955,977
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           66,212            195         85,110          2,710        205,506
Contract purchase payments                                      164,868         67,154        284,144         33,082        573,560
Net transfers(1)                                                119,900         (7,996)        57,342         54,420        481,045
Contract terminations:
    Surrender benefits and contract charges                      (1,220)            (1)        (1,350)            (1)        (6,135)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                349,760         59,352        425,246         90,211      1,253,976
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PMDC2          PSMC1          PSMC2          PMSS1          PMSS2
OPERATIONS
Investment income (loss) -- net                            $     (1,607)  $    (16,178)  $       (912)  $       (201)  $         (9)
Net realized gain (loss) on sales of investments                   (871)       (41,339)        (5,560)        (1,040)          (462)
Distributions from capital gains                                     --             --             --          3,119            945
Net change in unrealized appreciation or
  depreciation of investments                                    13,574        (94,204)        10,255           (720)         1,986
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      11,096       (151,721)         3,783          1,158          2,460
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      100,907        916,632         57,133        125,964          6,982
Net transfers(1)                                                198,726      1,089,826        193,699        180,043         61,433
Annuity payments                                                     --         (1,996)            --             --             --
Contract terminations:
    Surrender benefits and contract charges                     (13,694)       (12,134)       (15,036)          (110)            (1)
    Death benefits                                                   --         (3,666)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  285,939      1,988,662        235,796        305,897         68,414
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  18,396      1,047,234         25,218            402          5,754
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    315,431   $  2,884,175   $    264,797   $    307,457   $     76,628
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           11,257        854,767         20,864            347          4,978
Contract purchase payments                                       66,963        929,167         53,904        102,958          5,998
Net transfers(1)                                                133,058      1,076,833        199,638        148,365         51,586
Contract terminations:
    Surrender benefits and contract charges                      (9,213)       (12,748)       (12,957)           (89)            (1)
    Death benefits                                                   --         (3,898)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                202,065      2,844,121        261,449        251,581         62,561
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PINT1          PINT2          PGAA1          PGAA2          PCHY1
OPERATIONS
Investment income (loss) -- net                            $        317   $        500   $      6,169   $      1,792   $      6,556
Net realized gain (loss) on sales of investments                   (469)        (1,409)        (1,022)          (119)          (249)
Distributions from capital gains                                  7,554          5,861          3,311            787             --
Net change in unrealized appreciation or
  depreciation of investments                                    (9,506)        (8,404)       (31,867)        (5,753)        (3,913)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      (2,104)        (3,452)       (23,409)        (3,293)         2,394
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       89,206         15,951        278,531         81,753        231,175
Net transfers(1)                                                 26,214            573        531,284        150,977         59,363
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                         (23)          (372)       (17,757)           (10)        (4,275)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  115,397         16,152        792,058        232,720        286,263
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  17,797         13,569            115            115            122
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    131,090   $     26,269   $    768,764   $    229,542   $    288,779
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           16,372         12,464            120            120            120
Contract purchase payments                                      100,861         15,822        308,504         95,346        218,342
Net transfers(1)                                                 28,146          1,150        588,824        166,144         56,123
Contract terminations:
    Surrender benefits and contract charges                         (26)          (377)       (20,404)           (11)        (3,970)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                145,353         29,059        877,044        261,599        270,615
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PCHY2          PEQU1          PEQU2          PGGI1          PGGI2
OPERATIONS
Investment income (loss) -- net                            $      2,165   $     (1,934)  $     (1,413)  $       (686)  $       (478)
Net realized gain (loss) on sales of investments                   (354)        (4,161)        (4,901)          (218)           (13)
Distributions from capital gains                                     --            561          1,121             --             --
Net change in unrealized appreciation or
  depreciation of investments                                    (1,262)         8,449         (4,390)         2,390          3,067
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         549          2,915         (9,583)         1,486          2,576
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       68,832        399,277        194,010        134,338         80,121
Net transfers(1)                                                  7,902         83,858         55,542         31,173         71,901
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                          (2)        (3,842)        (3,006)          (878)            (2)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   76,732        479,293        246,546        164,633        152,020
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     122         11,741          1,468            125            124
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     77,403   $    493,949   $    238,431   $    166,244   $    154,720
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              120         12,313          1,545            120            119
Contract purchase payments                                       65,015        521,923        249,951        135,743         83,165
Net transfers(1)                                                  7,341        111,613         61,501         32,972         72,796
Contract terminations:
    Surrender benefits and contract charges                          (2)        (5,045)        (3,905)          (932)            (2)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                 72,474        640,804        309,092        167,903        156,078
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PHQB1          PHQB2          PSCG1          PSCG2          PJAG1
OPERATIONS
Investment income (loss) -- net                            $     16,821   $     16,546   $       (677)  $        (97)  $       (683)
Net realized gain (loss) on sales of investments                  1,206            666           (131)            (1)        (2,720)
Distributions from capital gains                                     --             --             --             --             --
Net change in unrealized appreciation or
  depreciation of investments                                        --          3,737          6,109            776         (8,895)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      18,027         20,949          5,301            678        (12,298)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      676,851        378,604         76,483         12,742         74,725
Net transfers(1)                                                251,459        571,132         11,664          4,664         73,669
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,974)       (22,351)          (109)            (2)        (3,735)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  926,336        927,385         88,038         17,404        144,659
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                     125            125         16,223            114             90
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    944,488   $    948,459   $    109,562   $     18,196   $    132,451
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              120            120         17,043            120            118
Contract purchase payments                                      630,944        352,852         86,391         13,910        144,363
Net transfers(1)                                                229,980        528,976         13,545          5,358        154,907
Contract terminations:
    Surrender benefits and contract charges                      (1,814)       (20,248)          (120)            (2)        (8,159)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                859,230        861,700        116,859         19,386        291,229
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PJAG2          PJGT1          PJGT2          PJGP1          PJGP2
OPERATIONS
Investment income (loss) -- net                            $       (451)  $       (139)  $        (43)  $     (1,953)  $       (802)
Net realized gain (loss) on sales of investments                 (7,245)          (621)           (35)        (6,012)          (569)
Distributions from capital gains                                     --             --             --            208            124
Net change in unrealized appreciation or
  depreciation of investments                                    (5,602)       (11,537)        (4,241)       (23,173)       (15,224)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (13,298)       (12,297)        (4,319)       (30,930)       (16,471)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       33,504         52,369         15,145        307,897         87,914
Net transfers(1)                                                 65,473         17,740          1,298        110,189         82,251
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (290)          (339)            (1)        (1,147)          (182)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   98,687         69,770         16,442        416,939        169,983
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      90             87             87            104            104
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     85,479   $     57,560   $     12,210   $    386,113   $    153,616
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                              118            121            121            120            120
Contract purchase payments                                       52,273         90,618         24,311        435,283        112,531
Net transfers(1)                                                136,060         38,671          2,815        167,436        126,546
Contract terminations:
    Surrender benefits and contract charges                        (593)          (699)            (2)        (1,697)          (285)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                187,858        128,711         27,245        601,142        238,912
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PSGI1          PSGI2          PSND1          PSND2          PSTR1
OPERATIONS
Investment income (loss) -- net                            $     (1,363)  $       (266)  $     (1,686)  $        (40)  $     (2,845)
Net realized gain (loss) on sales of investments                 (2,618)        (1,952)          (136)          (123)        (2,215)
Distributions from capital gains                                    793            240          2,532             90         10,429
Net change in unrealized appreciation or
  depreciation of investments                                   (11,718)         1,072            564            463          9,745
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (14,906)          (906)         1,274            390         15,114
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      241,999          9,842        129,065          1,941      1,070,360
Net transfers(1)                                                 24,535         80,694         97,859          7,069        881,412
Annuity payments                                                     --             --           (397)            --             --
Contract terminations:
    Surrender benefits and contract charges                      (1,193)            (5)        (1,735)            (2)       (28,231)
    Death benefits                                                   --             --             --             --         (9,792)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  265,341         90,531        224,792          9,008      1,913,749
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  15,464            318         32,383            112         24,290
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    265,899   $     89,943   $    258,449   $      9,510   $  1,953,153
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           15,641            321         34,887            120         22,867
Contract purchase payments                                      280,043          9,845        147,654          1,921      1,029,091
Net transfers(1)                                                 30,128         99,544        117,628          8,897        846,446
Contract terminations:
    Surrender benefits and contract charges                      (1,410)            (6)        (7,153)            (2)       (27,533)
    Death benefits                                                   --             --             --             --         (9,529)
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                324,402        109,704        293,016         10,936      1,861,342
===================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           ------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                      PSTR2          PSUT1          PSUT2          PGIN1          PGIN2
OPERATIONS
Investment income (loss) -- net                            $       (564)  $        894   $       (232)  $     (2,305)  $       (855)
Net realized gain (loss) on sales of investments                   (225)       (10,839)        (4,496)          (271)        (5,233)
Distributions from capital gains                                    589          4,251              9          2,181          1,001
Net change in unrealized appreciation or
  depreciation of investments                                     3,707         (9,882)        (2,721)       (23,691)       (11,363)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                       3,507        (15,576)        (7,440)       (24,086)       (16,450)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       82,005         64,791        130,788        396,851        295,755
Net transfers(1)                                                173,317         38,662        (77,204)       398,967        (22,430)
Annuity payments                                                     --             --             --             --             --
Contract terminations:
    Surrender benefits and contract charges                        (269)          (344)          (412)        (3,916)       (12,566)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  255,053        103,109         53,172        791,902        260,759
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                   1,810          7,220            120        150,667         61,301
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    260,370   $     94,753   $     45,852   $    918,483   $    305,610
-----------------------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT ACTIVITY
===================================================================================================================================
Units outstanding at beginning of year                            1,704          7,178            119        146,043         59,354
Contract purchase payments                                       78,742         69,927        148,612        405,472        297,351
Net transfers(1)                                                167,682         49,583        (87,223)       415,841        (24,151)
Contract terminations:
    Surrender benefits and contract charges                        (259)          (407)          (481)        (4,074)       (12,732)
    Death benefits                                                   --             --             --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                247,869        126,281         61,027        963,282        319,822
===================================================================================================================================


See accompanying notes to financial statements.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                                          ---------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)                                     PIGR1          PIGR2          PVIS1          PVIS2
OPERATIONS
Investment income (loss) -- net                                           $    (35,497)  $       (856)  $    (33,164)  $       (606)
Net realized gain (loss) on sales of investments                               (51,511)        (2,685)      (116,774)        (5,433)
Distributions from capital gains                                               356,855          4,899        271,241          4,532
Net change in unrealized appreciation or
  depreciation of investments                                               (1,078,665)       (15,534)    (1,147,088)       (14,031)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                   (808,818)       (14,176)    (1,025,785)       (15,538)
===================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                   1,091,340         45,756        755,000         28,902
Net transfers(1)                                                             1,176,748        104,223      1,364,562         53,772
Annuity payments                                                                (2,347)            --         (1,701)            --
Contract terminations:
    Surrender benefits and contract charges                                    (43,016)       (14,606)       (38,964)        (6,489)
    Death benefits                                                             (14,376)            --        (11,196)            --
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                               2,208,349        135,373      2,067,701         76,185
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                              2,869,840         34,475      2,229,875         23,335
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                 $  4,269,371   $    155,672   $  3,271,791   $     83,982
===================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                       2,473,705         30,004      1,798,081         18,926
Contract purchase payments                                                   1,136,371         46,274        817,851         30,695
Net transfers(1)                                                             1,181,046        109,970      1,487,061         62,143
Contract terminations:
    Surrender benefits and contract charges                                    (45,164)       (13,608)       (54,736)        (8,081)
    Death benefits                                                             (15,069)            --        (13,089)            --
-----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                             4,730,889        172,640      4,035,168        103,683
===================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT   INVESTS EXCLUSIVELY IN SHARES OF                                                      SHARES
-----------------------------------------------------------------------------------------------------------
PCMG1        AXP(R) Variable Portfolio - Cash Management Fund                                     2,708,469
PCMG2        AXP(R) Variable Portfolio - Cash Management Fund                                       173,163
PDEI1        AXP(R) Variable Portfolio - Diversified Equity Income Fund                              53,876
PDEI2        AXP(R) Variable Portfolio - Diversified Equity Income Fund                               2,508
PEMK1        AXP(R) Variable Portfolio - Emerging Markets Fund                                        8,018
PEMK2        AXP(R) Variable Portfolio - Emerging Markets Fund                                        3,281
PEXI1        AXP(R) Variable Portfolio - Extra Income Fund(1)                                       157,172
PEXI2        AXP(R) Variable Portfolio - Extra Income Fund(1)                                        15,011
PMGD1        AXP(R) Variable Portfolio - Managed Fund                                                11,804
PMGD2        AXP(R) Variable Portfolio - Managed Fund                                                 8,917
PNDM1        AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                     219,701
PNDM2        AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                      17,981
PSPF1        AXP(R) Variable Portfolio - S&P 500 Index Fund                                          74,105
PSPF2        AXP(R) Variable Portfolio - S&P 500 Index Fund                                          39,420
PSCA1        AXP(R) Variable Portfolio - Small Cap Advantage Fund                                    36,508
PSCA2        AXP(R) Variable Portfolio - Small Cap Advantage Fund                                     3,243
PCAP1        AIM V.I. Capital Appreciation Fund, Series I Shares                                    120,481
PCAP2        AIM V.I. Capital Appreciation Fund, Series I Shares                                      5,024
PVAL1        AIM V.I. Premier Equity Fund, Series I Shares                                          344,053
PVAL2        AIM V.I. Premier Equity Fund, Series I Shares                                           14,518
PBAL1        Fidelity(R) VIP Balanced Portfolio Service Class                                        35,412
PBAL2        Fidelity(R) VIP Balanced Portfolio Service Class                                         4,759
PGRI1        Fidelity(R) VIP Growth & Income Portfolio Service Class                                 29,108
PGRI2        Fidelity(R) VIP Growth & Income Portfolio Service Class                                  9,752
PMDC1        Fidelity(R) VIP Mid Cap Portfolio Service Class                                        143,759
PMDC2        Fidelity(R) VIP Mid Cap Portfolio Service Class                                         23,760
PSMC1        FTVIPT Franklin Small Cap Fund - Class 2                                               256,754
PSMC2        FTVIPT Franklin Small Cap Fund - Class 2                                                30,666
PMSS1        FTVIPT Mutual Shares Securities Fund - Class 2                                         211,894
PMSS2        FTVIPT Mutual Shares Securities Fund - Class 2                                          25,324
PINT1        FTVIPT Templeton Foreign Securities Fund - Class 2(2)                                   22,824
PINT2        FTVIPT Templeton Foreign Securities Fund - Class 2(2)                                    6,863
PGAA1        Galaxy VIP Asset Allocation Fund(3)                                                     55,933
PGAA2        Galaxy VIP Asset Allocation Fund(3)                                                     18,850
PCHY1        Columbia High Yield Fund, Variable Series                                               47,658
               (successor to the Galaxy VIP Columbia High Yield Fund II)
PCHY2        Columbia High Yield Fund, Variable Series                                               13,587
               (successor to the Galaxy VIP Columbia High Yield Fund II)
PEQU1        Liberty Equity Fund, Variable Series(4)                                                 37,756
               (successor to the Galaxy VIP Equity Fund)
PEQU2        Liberty Equity Fund, Variable Series(4)                                                 16,382
               (successor to the Galaxy VIP Equity Fund)
PGGI1        Galaxy VIP Growth and Income Fund(4)                                                    21,206
PGGI2        Galaxy VIP Growth and Income Fund(4)                                                    19,379
PHQB1        Galaxy VIP Quality Plus Bond Fund(5)                                                   183,488
               (previously Galaxy VIP High Quality Bond Fund)
PHQB2        Galaxy VIP Quality Plus Bond Fund(5)                                                    35,674
               (previously Galaxy VIP High Quality Bond Fund)
PSCG1        Galaxy VIP Small Company Growth Fund(6)                                                 15,124
PSCG2        Galaxy VIP Small Company Growth Fund(6)                                                  5,541
PJGT1        Janus Aspen Series Global Technology Portfolio: Service Shares                          14,141
PJGT2        Janus Aspen Series Global Technology Portfolio: Service Shares                           9,692
PJGP1        Janus Aspen Series Growth Portfolio: Service Shares                                     24,367
PJGP2        Janus Aspen Series Growth Portfolio: Service Shares                                      9,100


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

SUBACCOUNT   INVESTS EXCLUSIVELY IN SHARES OF                                                      SHARES
-----------------------------------------------------------------------------------------------------------
PJAG1        Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                              5,581
               (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
PJAG2        Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                              6,448
               (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
PSGI1        MFS(R) Investors Trust Series - Service Class                                           25,202
PSGI2        MFS(R) Investors Trust Series - Service Class                                            9,264
PSND1        MFS(R) New Discovery Series - Service Class                                             25,083
PSND2        MFS(R) New Discovery Series - Service Class                                              2,369
PSTR1        MFS(R) Total Return Series - Service Class                                             227,131
PSTR2        MFS(R) Total Return Series - Service Class                                              39,672
PSUT1        MFS(R) Utilities Series - Service Class                                                  9,969
PSUT2        MFS(R) Utilities Series - Service Class                                                  6,702
PGIN1        Putnam VT Growth and Income Fund - Class IB Shares                                      64,793
PGIN2        Putnam VT Growth and Income Fund - Class IB Shares                                      16,626
PIGR1        Putnam VT International Equity Fund - Class IB Shares                                  362,591
               (previously Putnam VT International Growth Fund - Class IB Shares)
PIGR2        Putnam VT International Equity Fund - Class IB Shares                                   15,920
               (previously Putnam VT International Growth Fund - Class IB Shares)
PVIS1        Putnam VT Vista Fund - Class IB Shares                                                 234,217
PVIS2        Putnam VT Vista Fund - Class IB Shares                                                  13,223




(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.

(2) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

(3) Galaxy VIP Asset Allocation Fund merged into Liberty Asset Allocation Fund, Variable Series as of April 7, 2003.

(4) Galaxy VIP Growth and Income Fund merged into Liberty Equity Fund, Variable Series as of April 14, 2003.

(5) Galaxy VIP Quality Plus Bond Fund merged into Liberty Federal Securities Fund, Variable Series as of April 7, 2003.

(6) Galaxy VIP Small Company Growth Fund merged into Liberty Small Company Growth Fund, Variable Series as of April 14, 2003.


The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.

American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES

American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 1.00% to 1.10% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected.

American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider, and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first eight payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                            PERCENTAGE RANGE
--------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund      0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund               1.170% to 1.095%
AXP(R) Variable Portfolio - Extra Income Fund                   0.620% to 0.545%
AXP(R) Variable Portfolio - Managed Fund                        0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)              0.630% to 0.570%
AXP(R) Variable Portfolio - S&P 500 Index Fund                  0.290% to 0.260%
AXP(R) Variable Portfolio - Small Cap Advantage Fund            0.790% to 0.650%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.


                                                                             MAXIMUM                 MAXIMUM
                                                                           ADJUSTMENT               ADJUSTMENT
FUND                                                                 (PRIOR TO DEC. 1, 2002)   (AFTER DEC. 1, 2002)
-------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Diversified Equity Income Fund                    0.08%                   0.12%
AXP(R) Variable Portfolio - Emerging Markets Fund                             0.12%                   0.12%
AXP(R) Variable Portfolio - Managed Fund                                       N/A                    0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                             N/A                    0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                          0.12%                   0.12%



IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for AXP(R) Variable Portfolio - S&P 500 Index Fund and 0.25% for each remaining Fund.


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                             PERCENTAGE RANGE
---------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Cash Management Fund                 0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund       0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                0.100% to 0.050%
AXP(R) Variable Portfolio - Extra Income Fund                    0.050% to 0.025%
AXP(R) Variable Portfolio - Managed Fund                         0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)               0.050% to 0.030%
AXP(R) Variable Portfolio - S&P 500 Index Fund                   0.080% to 0.065%
AXP(R) Variable Portfolio - Small Cap Advantage Fund             0.060% to 0.035%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:


SUBACCOUNT   INVESTMENT                                                                          PURCHASES
-----------------------------------------------------------------------------------------------------------
PCMG1        AXP(R) Variable Portfolio - Cash Management Fund                                   $ 2,965,671
PCMG2        AXP(R) Variable Portfolio - Cash Management Fund                                        53,714
PDEI1        AXP(R) Variable Portfolio - Diversified Equity Income Fund                             279,597
PDEI2        AXP(R) Variable Portfolio - Diversified Equity Income Fund                               2,272
PEMK1        AXP(R) Variable Portfolio - Emerging Markets Fund                                       37,990
PEMK2        AXP(R) Variable Portfolio - Emerging Markets Fund                                       15,898
PEXI1        AXP(R) Variable Portfolio - Extra Income Fund                                          386,592
PEXI2        AXP(R) Variable Portfolio - Extra Income Fund                                           66,555
PMGD1        AXP(R) Variable Portfolio - Managed Fund                                                58,861
PMGD2        AXP(R) Variable Portfolio - Managed Fund                                                52,495
PNDM1        AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                   1,410,712
PNDM2        AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                     231,235
PSPF1        AXP(R) Variable Portfolio - S&P 500 Index Fund                                         319,006
PSPF2        AXP(R) Variable Portfolio - S&P 500 Index Fund                                         202,005
PSCA1        AXP(R) Variable Portfolio - Small Cap Advantage Fund                                   203,976
PSCA2        AXP(R) Variable Portfolio - Small Cap Advantage Fund                                    28,889
PCAP1        AIM V.I. Capital Appreciation Fund, Series I Shares                                    558,554
PCAP2        AIM V.I. Capital Appreciation Fund, Series I Shares                                     48,327
PVAL1        AIM V.I. Premier Equity Fund, Series I Shares                                        1,583,386
PVAL2        AIM V.I. Premier Equity Fund, Series I Shares                                          122,017
PBAL1        Fidelity(R) VIP Balanced Portfolio Service Class                                       247,164
PBAL2        Fidelity(R) VIP Balanced Portfolio Service Class                                        10,659
PGRI1        Fidelity(R) VIP Growth & Income Portfolio Service Class                                 96,583
PGRI2        Fidelity(R) VIP Growth & Income Portfolio Service Class                                 60,459
PMDC1        Fidelity(R) VIP Mid Cap Portfolio Service Class                                      1,320,425
PMDC2        Fidelity(R) VIP Mid Cap Portfolio Service Class                                        219,473
PSMC1        FTVIPT Franklin Small Cap Fund - Class 2                                             1,779,550
PSMC2        FTVIPT Franklin Small Cap Fund - Class 2                                               288,412
PMSS1        FTVIPT Mutual Shares Securities Fund - Class 2                                       2,872,137
PMSS2        FTVIPT Mutual Shares Securities Fund - Class 2                                         319,160
PINT1        FTVIPT Templeton Foreign Securities Fund - Class 2                                     132,946
PINT2        FTVIPT Templeton Foreign Securities Fund - Class 2                                      53,773
PGAA1        Galaxy VIP Asset Allocation Fund                                                        96,737
PGAA2        Galaxy VIP Asset Allocation Fund                                                        71,446
PCHY1        Columbia High Yield Fund, Variable Series                                              266,084
               (successor to the Galaxy VIP Columbia High Yield Fund II)
PCHY2        Columbia High Yield Fund, Variable Series                                               49,881
               (successor to the Galaxy VIP Columbia High Yield Fund II)
PEQU1        Liberty Equity Fund, Variable Series                                                   267,953
               (successor to the Galaxy VIP Equity Fund)
PEQU2        Liberty Equity Fund, Variable Series                                                    82,594
               (successor to the Galaxy VIP Equity Fund)


                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

SUBACCOUNT   INVESTMENT                                                                          PURCHASES
-----------------------------------------------------------------------------------------------------------
PGGI1        Galaxy VIP Growth and Income Fund                                                  $    72,951
PGGI2        Galaxy VIP Growth and Income Fund                                                       54,190
PHQB1        Galaxy VIP Quality Plus Bond Fund                                                    1,173,146
               (previously Galaxy VIP High Quality Bond Fund)
PHQB2        Galaxy VIP Quality Plus Bond Fund                                                      140,747
               (previously Galaxy VIP High Quality Bond Fund)
PSCG1        Galaxy VIP Small Company Growth Fund                                                   140,395
PSCG2        Galaxy VIP Small Company Growth Fund                                                    41,430
PJGT1        Janus Aspen Series Global Technology Portfolio: Service Shares                           1,596
PJGT2        Janus Aspen Series Global Technology Portfolio: Service Shares                          23,361
PJGP1        Janus Aspen Series Growth Portfolio: Service Shares                                    172,503
PJGP2        Janus Aspen Series Growth Portfolio: Service Shares                                     33,724
PJAG1        Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                             54,179
               (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
PJAG2        Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                             47,566
               (previously Janus Aspen Series Aggressive Growth Portfolio: Service Shares)
PSGI1        MFS(R) Investors Trust Series - Service Class                                          191,190
PSGI2        MFS(R) Investors Trust Series - Service Class                                           93,795
PSND1        MFS(R) New Discovery Series - Service Class                                            158,244
PSND2        MFS(R) New Discovery Series - Service Class                                             23,595
PSTR1        MFS(R) Total Return Series - Service Class                                           2,842,509
PSTR2        MFS(R) Total Return Series - Service Class                                             518,048
PSUT1        MFS(R) Utilities Series - Service Class                                                 60,615
PSUT2        MFS(R) Utilities Series - Service Class                                                 52,501
PGIN1        Putnam VT Growth and Income Fund - Class IB Shares                                     690,760
PGIN2        Putnam VT Growth and Income Fund - Class IB Shares                                     105,627
PIGR1        Putnam VT International Equity Fund - Class IB Shares                                  842,421
               (previously Putnam VT International Growth Fund - Class IB Shares)
PIGR2        Putnam VT International Equity Fund - Class IB Shares                                   64,267
               (previously Putnam VT International Growth Fund - Class IB Shares)
PVIS1        Putnam VT Vista Fund - Class IB Shares                                                 202,845
PVIS2        Putnam VT Vista Fund - Class IB Shares                                                  63,142


8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                    PCMG1       PCMG2       PDEI1       PDEI2       PEMK1
-------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.05    $   1.05    $   1.00    $   1.00    $   0.92
At Dec. 31, 2001                   $   1.08    $   1.08    $   1.01    $   1.01    $   0.90
At Dec. 31, 2002                   $   1.08    $   1.08    $   0.81    $   0.81    $   0.84
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      2,250         284         342          26          35
At Dec. 31, 2002                      2,516         161         536          25          67
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  2,423    $    306    $    344    $     26    $     32
At Dec. 31, 2002                   $  2,707    $    173    $    432    $     20    $     56
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       2.64%       2.63%       1.07%       1.17%       0.03%
For the year ended Dec. 31, 2002       1.17%       1.17%       1.56%       1.53%         --
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.25%       1.15%       1.25%       1.15%       1.25%
For the year ended Dec. 31, 2002       1.25%       1.15%       1.25%       1.15%       1.25%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       2.86%       2.86%       1.00%       1.00%      (2.17%)
For the year ended Dec. 31, 2002       0.00%       0.00%     (19.80%)    (19.80%)     (6.67%)
-------------------------------------------------------------------------------------------

                                    PEMK2       PEXI1       PEXI2       PMGD1       PMGD2
-------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.92    $   0.92    $   0.92    $   1.04    $   1.04
At Dec. 31, 2001                   $   0.90    $   0.96    $   0.96    $   0.92    $   0.92
At Dec. 31, 2002                   $   0.84    $   0.88    $   0.89    $   0.79    $   0.79
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         11         821          40         151         173
At Dec. 31, 2002                         27       1,027          96         179         135
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $     10    $    785    $     39    $    138    $    159
At Dec. 31, 2002                   $     23    $    907    $     85    $    141    $    107
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.03%      10.79%      10.64%       2.34%       2.49%
For the year ended Dec. 31, 2002         --        7.73%       7.65%       2.59%       2.56%
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.15%       1.25%       1.15%       1.25%       1.15%
For the year ended Dec. 31, 2002       1.15%       1.25%       1.15%       1.25%       1.15%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (2.17%)      4.35%       4.35%     (11.54%)    (11.54%)
For the year ended Dec. 31, 2002      (6.67%)     (8.33%)     (7.29%)    (14.13%)    (14.13%)
-------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

                                    PNDM1       PNDM2       PSPF1       PSPF2       PSCA1
-------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.03    $   1.04    $   0.94    $   0.94    $   1.14
At Dec. 31, 2001                   $   0.85    $   0.85    $   0.82    $   0.82    $   1.06
At Dec. 31, 2002                   $   0.66    $   0.66    $   0.63    $   0.63    $   0.87
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      3,478          58         450         162         276
At Dec. 31, 2002                      4,063         339         711         377         366
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  3,005    $     49    $    367    $    132    $    292
At Dec. 31, 2002                   $  2,696    $    223    $    445    $    237    $    317
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.24%       0.30%       1.08%       1.11%         --
For the year ended Dec. 31, 2002       0.51%       0.55%       0.98%       1.01%         --
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.25%       1.15%       1.25%       1.15%       1.25%
For the year ended Dec. 31, 2002       1.25%       1.15%       1.25%       1.15%       1.25%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (17.48%)    (18.27%)    (12.77%)    (12.77%)     (7.02%)
For the year ended Dec. 31, 2002     (22.35%)    (22.35%)    (23.17%)    (23.17%)    (17.92%)
-------------------------------------------------------------------------------------------

                                    PSCA2       PCAP1       PCAP2       PVAL1       PVAL2
-------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.15    $   1.11    $   1.11    $   0.94    $   0.94
At Dec. 31, 2001                   $   1.06    $   0.84    $   0.84    $   0.81    $   0.81
At Dec. 31, 2002                   $   0.87    $   0.63    $   0.63    $   0.56    $   0.56
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         11       3,345          78      10,352         274
At Dec. 31, 2002                         32       3,148         131       9,970         422
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $     12    $  2,816    $     66    $  8,422    $    222
At Dec. 31, 2002                   $     28    $  1,980    $     83    $  5,581    $    235
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --          --          --        0.17%       0.29%
For the year ended Dec. 31, 2002         --          --          --        0.32%       0.39%
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.15%       1.25%       1.15%       1.25%       1.15%
For the year ended Dec. 31, 2002       1.15%       1.25%       1.15%       1.25%       1.15%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (7.83%)    (24.32%)    (24.32%)    (13.83%)    (13.83%)
For the year ended Dec. 31, 2002     (17.92%)    (25.00%)    (25.00%)    (30.86%)    (30.86%)
-------------------------------------------------------------------------------------------

                                    PBAL1       PBAL2       PGRI1       PGRI2       PMDC1
-------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.96    $   0.96    $   0.98    $   0.98    $   1.63
At Dec. 31, 2001                   $   0.93    $   0.93    $   0.88    $   0.88    $   1.56
At Dec. 31, 2002                   $   0.84    $   0.84    $   0.72    $   0.72    $   1.39
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        350          59         425          90       1,254
At Dec. 31, 2002                        511          68         435         145       1,810
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    326    $     55    $    374    $     79    $  1,956
At Dec. 31, 2002                   $    429    $     58    $    314    $    105    $  2,510
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       1.36%       0.02%       0.57%       0.17%         --
For the year ended Dec. 31, 2002       2.46%       2.73%       1.23%       1.03%       0.69%
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.25%       1.15%       1.25%       1.15%       1.25%
For the year ended Dec. 31, 2002       1.25%       1.15%       1.25%       1.15%       1.25%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (3.12%)     (3.12%)    (10.20%)    (10.20%)     (4.29%)
For the year ended Dec. 31, 2002      (9.68%)     (9.68%)    (18.18%)    (18.18%)    (10.90%)
-------------------------------------------------------------------------------------------

                                    PMDC2       PSMC1       PSMC2       PMSS1       PMSS2
-------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.63    $   1.21    $   1.21    $   1.16    $   1.16
At Dec. 31, 2001                   $   1.56    $   1.01    $   1.01    $   1.22    $   1.22
At Dec. 31, 2002                   $   1.39    $   0.71    $   0.71    $   1.06    $   1.07
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        202       2,844         261         252          63
At Dec. 31, 2002                        298       4,574         546       2,393         285
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    315    $  2,884    $    265    $    307    $     77
At Dec. 31, 2002                   $    415    $  3,261    $    389    $  2,547    $    304
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         --        0.33%       0.31%       1.02%       1.11%
For the year ended Dec. 31, 2002       0.72%       0.26%       0.24%       0.87%       0.93%
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.15%       1.25%       1.15%       1.25%       1.15%
For the year ended Dec. 31, 2002       1.15%       1.25%       1.15%       1.25%       1.15%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (4.29%)    (16.53%)    (16.53%)      5.17%       5.17%
For the year ended Dec. 31, 2002     (10.90%)    (29.70%)    (29.70%)    (13.11%)    (12.30%)
-------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

                                    PINT1       PINT2       PGAA1       PGAA2       PCHY1
-------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.09    $   1.09    $   0.96    $   0.96    $   1.02
At Dec. 31, 2001                   $   0.90    $   0.90    $   0.88    $   0.88    $   1.07
At Dec. 31, 2002                   $   0.73    $   0.73    $   0.73    $   0.73    $   1.08
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        145          29         877         262         271
At Dec. 31, 2002                        296          89         941         316         394
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    131    $     26    $    769    $    230    $    289
At Dec. 31, 2002                   $    215    $     65    $    685    $    231    $    427
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       1.86%       3.47%       2.80%       2.83%       6.37%
For the year ended Dec. 31, 2002       1.63%       1.67%       2.17%       2.19%       6.30%
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.25%       1.15%       1.25%       1.15%       1.25%
For the year ended Dec. 31, 2002       1.25%       1.15%       1.25%       1.15%       1.25%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (17.43%)    (17.43%)     (8.33%)     (8.33%)      4.90%
For the year ended Dec. 31, 2002     (18.89%)    (18.89%)    (17.05%)    (17.05%)      0.93%
-------------------------------------------------------------------------------------------

                                    PCHY2       PEQU1       PEQU2       PGGI1       PGGI2
-------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.02    $   0.95    $   0.95    $   1.04    $   1.04
At Dec. 31, 2001                   $   1.07    $   0.77    $   0.77    $   0.99    $   0.99
At Dec. 31, 2002                   $   1.08    $   0.55    $   0.55    $   0.72    $   0.72
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         72         641         309         168         156
At Dec. 31, 2002                        112         792         343         234         214
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $     77    $    494    $    238    $    166    $    155
At Dec. 31, 2002                   $    122    $    436    $    189    $    169    $    154
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       6.36%         --          --        0.02%       0.04%
For the year ended Dec. 31, 2002       6.31%       0.25%       0.25%       0.10%       0.10%
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.15%       1.25%       1.15%       1.25%       1.15%
For the year ended Dec. 31, 2002       1.15%       1.25%       1.15%       1.25%       1.15%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       4.90%     (18.95%)    (18.95%)     (4.81%)     (4.81%)
For the year ended Dec. 31, 2002       0.93%     (28.57%)    (28.57%)    (27.27%)    (27.27%)
-------------------------------------------------------------------------------------------

                                    PHQB1       PHQB2       PSCG1       PSCG2       PJGT1
-------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.04    $   1.04    $   0.95    $   0.95    $   0.72
At Dec. 31, 2001                   $   1.10    $   1.10    $   0.94    $   0.94    $   0.45
At Dec. 31, 2002                   $   1.20    $   1.20    $   0.62    $   0.62    $   0.26
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        859         862         117          19         129
At Dec. 31, 2002                      1,696         329         190          70         131
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    944    $    948    $    110    $     18    $     58
At Dec. 31, 2002                   $  2,031    $    395    $    118    $     43    $     34
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       5.21%       5.11%         --          --        0.87%
For the year ended Dec. 31, 2002       4.67%       4.84%         --          --          --
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.25%       1.15%       1.25%       1.15%       1.25%
For the year ended Dec. 31, 2002       1.25%       1.15%       1.25%       1.15%       1.25%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001       5.77%       5.77%      (1.05%)     (1.05%)    (37.50%)
For the year ended Dec. 31, 2002       9.09%       9.09%     (34.04%)    (34.04%)    (42.22%)
-------------------------------------------------------------------------------------------

                                    PJGT2       PJGP1       PJGP2       PJAG1       PJAG2
-------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.72    $   0.87    $   0.87    $   0.76    $   0.76
At Dec. 31, 2001                   $   0.45    $   0.64    $   0.64    $   0.45    $   0.46
At Dec. 31, 2002                   $   0.26    $   0.46    $   0.47    $   0.32    $   0.32
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         27         601         239         291         188
At Dec. 31, 2002                         89         759         283         270         312
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $     12    $    386    $    154    $    132    $     85
At Dec. 31, 2002                   $     23    $    353    $    132    $     87    $    101
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.68%         --          --          --          --
For the year ended Dec. 31, 2002         --          --          --          --          --
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.15%       1.25%       1.15%       1.25%       1.15%
For the year ended Dec. 31, 2002       1.15%       1.25%       1.15%       1.25%       1.15%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (37.50%)    (26.44%)    (26.44%)    (40.79%)    (39.47%)
For the year ended Dec. 31, 2002     (42.22%)    (28.13%)    (26.56%)    (28.89%)    (30.43%)
-------------------------------------------------------------------------------------------

                 AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT --
               AMERICAN EXPRESS(R) GALAXY PREMIER VARIABLE ANNUITY

                                    PSGI1       PSGI2       PSND1       PSND2       PSTR1
-------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   0.99    $   0.99    $   0.93    $   0.93    $   1.06
At Dec. 31, 2001                   $   0.82    $   0.82    $   0.87    $   0.87    $   1.05
At Dec. 31, 2002                   $   0.64    $   0.64    $   0.58    $   0.59    $   0.98
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        324         110         293          11       1,861
At Dec. 31, 2002                        530         194         441          42       3,949
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    266    $     90    $    258    $     10    $  1,953
At Dec. 31, 2002                   $    338    $    124    $    260    $     25    $  3,873
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.12%       0.16%         --          --        0.89%
For the year ended Dec. 31, 2002       0.41%       0.42%         --          --        1.41%
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.25%       1.15%       1.25%       1.15%       1.25%
For the year ended Dec. 31, 2002       1.25%       1.15%       1.25%       1.15%       1.25%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (17.17%)    (17.17%)     (6.45%)     (6.45%)     (0.94%)
For the year ended Dec. 31, 2002     (21.95%)    (21.95%)    (33.33%)    (32.18%)     (6.67%)
-------------------------------------------------------------------------------------------

                                    PSTR2       PSUT1       PSUT2       PGIN1       PGIN2
-------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.06    $   1.01    $   1.01    $   1.03    $   1.03
At Dec. 31, 2001                   $   1.05    $   0.75    $   0.75    $   0.95    $   0.96
At Dec. 31, 2002                   $   0.98    $   0.57    $   0.57    $   0.76    $   0.77
-------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        248         126          61         963         320
At Dec. 31, 2002                        688         209         140       1,583         405
-------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $    260    $     95    $     46    $    918    $    306
At Dec. 31, 2002                   $    676    $    119    $     80    $  1,208    $    310
-------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.47%       2.76%       0.02%       0.70%       0.70%
For the year ended Dec. 31, 2002       1.33%       2.30%       2.41%       1.37%       1.47%
-------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.15%       1.25%       1.15%       1.25%       1.15%
For the year ended Dec. 31, 2002       1.15%       1.25%       1.15%       1.25%       1.15%
-------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001      (0.94%)    (25.74%)    (25.74%)     (7.77%)     (6.80%)
For the year ended Dec. 31, 2002      (6.67%)    (24.00%)    (24.00%)    (20.00%)    (19.79%)
-------------------------------------------------------------------------------------------

                                    PIGR1        PIGR2        PVIS1        PVIS2
----------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                   $   1.15     $   1.15     $   1.23     $   1.23
At Dec. 31, 2001                   $   0.90     $   0.90     $   0.81     $   0.81
At Dec. 31, 2002                   $   0.73     $   0.73     $   0.55     $   0.56
----------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                      4,731          173        4,035          104
At Dec. 31, 2002                      4,994          219        3,317          187
----------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                   $  4,269     $    156     $  3,272     $     84
At Dec. 31, 2002                   $  3,662     $    161     $  1,843     $    104
----------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001       0.25%        0.14%          --           --
For the year ended Dec. 31, 2002       0.83%        0.82%          --           --
----------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001       1.25%        1.15%        1.25%        1.15%
For the year ended Dec. 31, 2002       1.25%        1.15%        1.25%        1.15%
----------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001     (21.74%)     (21.74%)     (34.15%)     (34.15%)
For the year ended Dec. 31, 2002     (18.89%)     (18.89%)     (32.10%)     (30.86%)
----------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

                                                               45211-20 F (5/03)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                 AMERICAN EXPRESS PINNACLE VARIABLE ANNUITY(SM)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT


                                   MAY 1, 2003


American Enterprise Variable Annuity Account is a separate account established and maintained by American Enterprise Life Insurance Company (American Enterprise Life).


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI which you can obtain from your sales representative or by writing or calling us at the address or telephone number below.


American Enterprise Life Insurance Company
829 AXP Financial Center
Minneapolis, MN 55474
(800) 333-3437

TABLE OF CONTENTS

Performance Information                               p. 3
Calculating Annuity Payouts                           p.14
Rating Agencies                                       p.15
Principal Underwriter                                 p.15
Independent Auditors                                  p.15

Financial Statements


     AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT--AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

PERFORMANCE INFORMATION

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

            P(1+T) (TO THE POWER OF n) = ERV

where:        P =  a hypothetical initial payment of $1,000
              T =  average annual total return
              n =  number of years
            ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)


We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time, which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF MAV DEATH BENEFIT AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002


                                                                      PERFORMANCE                    PERFORMANCE
                                                                   OF THE SUBACCOUNT                 OF THE FUND
                                                                              SINCE                                        SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT  1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBCA1         Blue Chip Advantage Fund (11/99; 9/99)(1)          (29.37%)   (16.84%)    (29.37%)       --%        --%    (15.02%)
PBND1         Bond Fund (11/99; 10/81)                            (3.75)      2.44       (3.75)      1.63       5.15       8.21
PCMG1         Cash Management Fund (11/99; 10/81)                 (7.71)      0.12       (7.71)      1.43       2.51       4.36
PDEI1         Diversified Equity Income Fund (11/99; 9/99)       (26.07)     (8.56)     (26.07)        --         --      (7.73)
PEXI1         Extra Income Fund (11/99; 5/96)                    (14.69)     (6.17)     (14.69)     (4.56)        --      (0.79)
PMGD1         Managed Fund (11/99; 4/86)                         (20.52)     (9.51)     (20.52)     (2.37)      4.74       6.84
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)               (28.67)    (14.83)     (28.67)     (2.50)        --       3.09
PSCA1         Small Cap Advantage Fund (11/99; 9/99)             (24.27)     (7.36)     (24.27)        --         --      (5.94)
            AIM V. I.
PCAP1         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                      (30.91)    (16.66)     (30.91)     (4.78)        --       5.52
PVAL1         Premier Equity Fund,
              Series I Shares (11/99; 5/93)                      (36.27)    (19.13)     (36.27)     (4.72)        --       6.02
            FIDELITY(R) VIP
PBAL1         Balanced Portfolio Service
              Class (11/99; 1/95)(2)                             (16.73)     (7.43)     (16.73)     (1.64)        --       4.33
PGRO1         Growth Portfolio Service Class (11/99; 10/86)(2)   (36.22)    (18.71)     (36.22)     (3.01)      6.57       8.54
PGRI1         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                    (23.94)    (11.80)     (23.94)     (2.22)        --       2.28
PMDC1         Mid Cap Portfolio Service Class (11/99; 12/98)(2)  (17.77)      7.65      (17.77)        --         --      12.79

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF MAV DEATH BENEFIT AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002 (CONTINUED)



                                                                      PERFORMANCE                    PERFORMANCE
                                                                   OF THE SUBACCOUNT                 OF THE FUND
                                                                              SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT  1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            FTVIPT
PSMC1         Franklin Small Cap Fund -
              Class 2 (11/99; 11/95)(3)                           (34.84%) (14.13%)     (34.84%)   (1.58%)        --%      5.25%
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(3)                            (17.19)     6.32       (17.19)       --         --      (2.31)
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                           (19.51)    (0.26)      (19.51)     1.29         --       4.54
PINT1         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                            (25.64)   (12.40)      (25.64)    (4.68)      5.96       4.84
            MFS(R)
PGIS1         Investors Trust Series -
                (11/99; 10/95)                                    (27.83)   (13.80)      (27.83)    (5.37)        --       3.89
PNDS1         New Discovery Series -
              Initial Class (11/99; 5/98)                         (37.52)    (8.94)      (37.52)       --         --      (0.09)
PTRS1         Total Return Series -
              Initial Class (11/99; 1/95)                         (13.47)    (0.41)      (13.47)     2.34         --       8.87
PUTS1         Utilities Series -
              Initial Class (11/99; 1/95)                         (29.46)   (13.79)      (29.46)    (3.21)        --       7.41
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(5)                    (26.03)   (10.06)      (26.03)    (3.43)      6.66       8.50
PINC1         Putnam VT Income Fund -
              Class IB Shares (11/99; 2/88)                        (1.61)     3.41        (1.61)     3.09       4.79       5.80
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(5)                    (24.83)   (12.39)      (24.83)    (0.33)        --       2.12
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(5)                    (36.58)   (19.73)     (36.58)     (6.65)        --      (2.36)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.


See accompanying notes to the performance information.


    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF MAV DEATH BENEFIT AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002



                                                                      PERFORMANCE                    PERFORMANCE
                                                                   OF THE SUBACCOUNT                 OF THE FUND
                                                                              SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT 1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBCA1         Blue Chip Advantage Fund (11/99; 9/99)(1)           (24.10%)  (15.36%)    (24.10%)       --%        --%    (13.56%)
PBND1         Bond Fund (11/99; 10/81)                              3.75      4.21        3.75       2.55       5.15       8.20
PCMG1         Cash Management Fund (11/99; 10/81)                  (0.56)     1.90       (0.56)      2.36       2.51       4.35
PDEI1         Diversified Equity Income Fund (11/99; 9/99)        (20.51)    (6.93)     (20.51)        --         --      (6.15)
PEXI1         Extra Income Fund (11/99; 5/96)                      (8.14)    (4.50)      (8.14)     (3.69)        --      (0.52)
PMGD1         Managed Fund (11/99; 4/86)                          (14.48)    (7.90)     (14.48)     (1.49)      4.74       6.83
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                (23.34)   (13.31)     (23.34)     (1.63)        --       3.34
PSCA1         Small Cap Advantage Fund (11/99; 9/99)              (18.56)    (5.72)     (18.56)        --         --      (4.34)
            AIM V.I.
PCAP1         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                       (25.77)   (15.18)     (25.77)     (3.94)        --       5.51
PVAL1         Premier Equity Fund, Series I Shares (11/99; 5/93)  (31.60)   (17.70)     (31.60)     (3.89)        --       6.02
            FIDELITY(R) VIP
PBAL1         Balanced Portfolio Service Class (11/99; 1/95)(2)   (10.36)    (5.79)     (10.36)     (0.75)        --       4.33
PGRO1         Growth Portfolio Service Class (11/99; 10/86)(2)    (31.54)   (17.27)     (31.54)     (2.16)      6.57       8.53
PGRI1         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                     (18.20)   (10.23)     (18.20)     (1.34)        --       2.87
PMDC1         Mid Cap Portfolio Service Class (11/99; 12/98)(2)   (11.49)     9.25      (11.49)        --         --      13.64
            FTVIPT
PSMC1         Franklin Small Cap Fund -
              Class 2 (11/99; 11/95)(3)                           (30.04)   (12.61)     (30.04)     (0.72)        --       5.25
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(3)                            (10.86)     7.96      (10.86)        --         --      (1.37)
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                           (13.38)     1.51      (13.38)      2.20         --       4.79
PINT1         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                            (20.05)   (10.84)     (20.05)     (3.82)      5.96       4.83
            MFS(R)
PGIS1         Investors Trust Series -
              Initial Class (11/99; 10/95)                        (22.42)   (12.27)     (22.42)     (4.52)        --       3.89
PNDS1         New Discovery Series -
              Initial Class (11/99; 5/98)                         (32.96)    (7.32)     (32.96)        --         --       0.87
PTRS1         Total Return Series -
              Initial Class (11/99; 1/95)                          (6.82)     1.36       (6.82)      3.24         --       8.86
PUTS1         Utilities Series - Initial Class (11/99; 1/95)      (24.19)   (12.24)     (24.19)     (2.35)        --       7.40
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(5)                    (20.47)    (8.46)     (20.47)     (2.57)      6.66       8.50
PINC1         Putnam VT Income Fund -
              Class IB Shares (11/99; 2/88)                         6.07      5.15        6.07       3.96       4.79       5.80
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(5)                    (19.17)   (10.83)     (19.17)       0.57      --         2.71
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(5)                    (31.94)   (18.31)     (31.94)      (5.84)     --        (1.79)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee. Premium taxes are not reflected in these total returns.

See accompanying notes to the performance information.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF MAV DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002



                                                                      PERFORMANCE                    PERFORMANCE
                                                                   OF THE SUBACCOUNT                 OF THE FUND
                                                                              SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT  1 YEAR    5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBCA1         Blue Chip Advantage Fund (11/99; 9/99)(1)           (29.00%)  (16.45%)     (29.00%)      --%        --%    (14.63%)
PBND1         Bond Fund (11/99; 10/81)                             (3.38)     2.85        (3.38)     2.04       5.55       8.61
PCMG1         Cash Management Fund (11/99; 10/81)                  (7.35)     0.51        (7.35)     1.85       2.91       4.76
PDEI1         Diversified Equity Income Fund (11/99; 9/99)        (25.70)    (8.17)      (25.70)       --         --      (7.34)
PEXI1         Extra Income Fund (11/99; 5/96)                     (14.32)    (5.78)      (14.32)    (4.17)        --      (0.39)
PMGD1         Managed Fund (11/99; 4/86)                          (20.15)    (9.12)      (20.15)    (1.98)      5.14       7.24
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                (28.30)   (14.44)      (28.30)    (2.10)        --       3.50
PSCA1         Small Cap Advantage Fund (11/99; 9/99)              (23.91)    (6.97)      (23.91)       --         --      (5.55)
            AIM V. I.
PCAP1         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                       (30.54)   (16.27)      (30.54)    (4.39)        --       5.92
PVAL1         Premier Equity Fund, Series I Shares (11/99; 5/93)  (35.90)   (18.75)      (35.90)    (4.33)        --       6.42
            FIDELITY(R) VIP
PBAL1         Balanced Portfolio Service Class (11/99; 1/95)(2)   (16.36)    (7.05)      (16.36)    (1.25)        --       4.73
PGRO1         Growth Portfolio Service Class (11/99; 10/86)(2)    (35.85)   (18.32)      (35.85)    (2.62)      6.97       8.94
PGRI1         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                     (23.58)   (11.41)      (23.58)    (1.82)        --       2.69
PMDC1         Mid Cap Portfolio Service Class (11/99; 12/98)(2)   (17.40)     8.06       (17.40)       --         --      13.20
            FTVIPT
PSMC1         Franklin Small Cap Fund -
              Class 2 (11/99; 11/95)(3)                           (34.47)   (13.74)      (34.47)    (1.19)        --       5.65
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(3)                            (16.83)     6.73       (16.83)       --         --      (1.91)
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                           (19.14)     0.13       (19.14)     1.69         --       4.94
PINT1         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                            (25.27)   (12.01)      (25.27)    (4.28)      6.36       5.24
            MFS(R)
PGIS1         Investors Trust Series -
              Initial Class (11/99; 10/95)                        (27.46)   (13.42)      (27.46)    (4.98)        --       4.29
PNDS1         New Discovery Series - Initial Class (11/99; 5/98)  (37.15)    (8.55)      (37.15)       --         --       0.30
PTRS1         Total Return Series - Initial Class (11/99; 1/95)   (13.10)    (0.02)      (13.10)     2.76         --       9.27
PUTS1         Utilities Series -
              Initial Class (11/99; 1/95)                         (29.09)   (13.40)      (29.09)    (2.81)        --       7.81
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(5)                    (25.66)    (9.67)      (25.66)    (3.04)      7.06       8.90
PINC1         Putnam VT Income Fund -
              Class IB Shares (11/99; 2/88)                        (1.24)     3.82        (1.24)     3.50       5.19       6.20
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(5)                    (24.46)   (12.00)      (24.46)     0.07         --       2.53
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(5)                    (36.21)   (19.34)      (36.21)    (6.26)        --      (1.96)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in these total returns.

See accompanying notes to the performance information.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF MAV DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002



                                                                      PERFORMANCE                    PERFORMANCE
                                                                   OF THE SUBACCOUNT                 OF THE FUND
                                                                              SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT 1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBCA1         Blue Chip Advantage Fund (11/99; 9/99)(1)           (23.70%)  (14.96%)    (23.70%)       --%        --%   (13.16%)
PBND1         Bond Fund (11/99; 10/81)                              4.15      4.61        4.15       2.95       5.55       8.60
PCMG1         Cash Management Fund (11/99; 10/81)                  (0.16)     2.30       (0.16)      2.76       2.91       4.75
PDEI1         Diversified Equity Income Fund (11/99; 9/99)(20.11)  (6.53)   (20.11)                    --         --      (5.75)
PEXI1         Extra Income Fund (11/99; 5/96)                      (7.74)    (4.10)      (7.74)     (3.29)        --      (0.12)
PMGD1         Managed Fund (11/99; 4/86)                          (14.08)    (7.50)     (14.08)     (1.09)      5.14       7.23
PNDM1         NEW DIMENSIONS FUND(R) (11/99; 5/96)                (22.94)   (12.91)     (22.94)     (1.23)        --       3.74
PSCA1         Small Cap Advantage Fund (11/99; 9/99)              (18.16)    (5.32)     (18.16)        --         --      (3.94)
            AIM V.I.
PCAP1         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                       (25.37)   (14.78)     (25.37)     (3.54)        --       5.91
PVAL1         Premier Equity Fund,
              Series I Shares (11/99; 5/93)                       (31.20)   (17.30)     (31.20)     (3.49)        --       6.42
            FIDELITY(R) VIP
PBAL1         Balanced Portfolio Service Class (11/99; 1/95)(2)    (9.96)    (5.39)      (9.96)     (0.35)        --       4.73
PGRO1         Growth Portfolio Service Class (11/99; 10/86)(2)    (31.14)   (16.87)     (31.14)     (1.76)      6.97       8.93
PGRI1         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                     17.80)     (9.83)     (17.80)     (0.94)        --       3.27
PMDC1         Mid Cap Portfolio Service Class (11/99; 12/98)(2)   11.09)      9.65      (11.09)        --         --      14.04
            FTVIPT
PSMC1         Franklin Small Cap Fund -
              Class 2 (11/99; 11/95)(3)                           (29.64)   (12.21)     (29.64)     (0.32)        --       5.65
PVAS1         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(3)                            (10.46)     8.36      (10.46)        --         --      (0.97)
PMSS1         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                           (12.98)     1.91      (12.98)      2.60         --       5.19
PINT1         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                            (19.65)   (10.44)     (19.65)     (3.42)      6.36       5.23
            MFS(R)
PGIS1         Investors Trust Series -
              Initial Class (11/99; 10/95) (22.02)                (11.87)   (22.02)     (4.12)         --       4.29
PNDS1         New Discovery Series - Initial Class (11/99; 5/98)  (32.56)    (6.92)     (32.56)        --         --       1.27
PTRS1         Total Return Series - Initial Class (11/99; 1/95)    (6.42)     1.76       (6.42)      3.64         --       9.26
PUTS1         Utilities Series - Initial Class (11/99; 1/95)      (23.79)   (11.84)     (23.79)     (1.95)        --       7.80
            PUTNAM VARIABLE TRUST
PGIN1         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(5)                    (20.07)    (8.06)     (20.07)     (2.17)      7.06       8.90
PINC1         Putnam VT Income Fund -
              Class IB Shares (11/99; 2/88)                         6.47      5.55        6.47       4.36       5.19       6.20
PIGR1         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(5)                    (18.77)   (10.43)     (18.77)      0.97         --       3.11
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
PVIS1         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(5)                    (31.54)   (17.91)     (31.54)     (5.44)        --      (1.39)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.10% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.

See accompanying notes to the performance information.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF ROP DEATH BENEFIT AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002



                                                                      PERFORMANCE                    PERFORMANCE
                                                                   OF THE SUBACCOUNT                 OF THE FUND
                                                                              SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT 1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBCA2         Blue Chip Advantage Fund (11/99; 9/99)(1)           (29.30%)  (17.05%)    (29.30%)       --%        --%    (14.94%)
PBND2         Bond Fund (11/99; 10/81)                             (3.65)     2.58       (3.65)      1.74       5.26       8.32
PCMG2         Cash Management Fund (11/99; 10/81)                  (7.63)     0.16       (7.63)      1.50       2.60       4.45
PDEI2         Diversified Equity Income Fund (11/99; 9/99)(26.00)  (8.62)   (26.00)                    --         --      (7.64)
PEXI2         Extra Income Fund (11/99; 5/96)                     (14.61)    (6.02)     (14.61)     (4.45)        --      (0.67)
PMGD2         Managed Fund (11/99; 4/86)                          (20.44)    (9.67)     (20.44)     (2.27)      4.85       6.95
PNDM2         NEW DIMENSIONS FUND(R) (11/99; 5/96)                (28.60)   (15.26)     (28.60)     (2.39)        --       3.20
PSCA2         Small Cap Advantage Fund (11/99; 9/99)              (24.20)    (7.11)     (24.20)        --         --      (5.86)
            AIM V.I.
PCAP2         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                       (30.84)   (17.09)     (30.84)     (4.69)        --       5.62
PVAL2         Premier Equity Fund, Series I Shares (11/99; 5/93)  (36.21)   (19.58)     (36.21)     (4.63)        --       6.13
            FIDELITY(R) VIP
PBAL2         Balanced Portfolio Service Class (11/99; 1/95)(2)   (16.65)    (7.55)     (16.65)     (1.54)        --       4.44
PGRO2         Growth Portfolio Service Class (11/99; 10/86)(2)    (36.15)   (19.16)     (36.15)     (2.91)      6.68       8.65
PGRI2         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                     (23.87)   (11.99)     (23.87)     (2.12)        --       2.39
PMDC2         Mid Cap Portfolio Service Class (11/99; 12/98)(2)   (17.69)     7.31      (17.69)        --         --      12.91
            FTVIPT
PSMC2         Franklin Small Cap Fund - Class 2 (11/99; 11/95)(3) (34.78)   (14.71)     (34.78)     (1.48)        --       5.36
PVAS2         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(3)                            (17.11)     6.64      (17.11)        --         --      (2.20)
PMSS2         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                           (19.43)    (0.10)     (19.43)      1.39         --       4.65
PINT2         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                            (25.57)   (12.67)     (25.57)     (4.58)      6.06       4.94
            MFS(R)
PGIS2         Investors Trust Series -
              Initial Class (11/99; 10/95)                        (27.75)   (13.91)     (27.75)     (5.27)        --       3.99
PNDS2         New Discovery Series - Initial Class (11/99; 5/98)  (37.46)    (9.73)     (37.46)        --         --       0.01
PTRS2         Total Return Series - Initial Class (11/99; 1/95)   (13.39)    (0.34)     (13.39)      2.45         --       8.98
PUTS2         Utilities Series -
              Initial Class (11/99; 1/95)                         (29.39)   (14.19)     (29.39)     (3.11)        --       7.51
            PUTNAM VARIABLE TRUST
PGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(5)                    (25.96)    (9.94)     (25.96)     (3.34)      6.76       8.61
PINC2         Putnam VT Income Fund -
              Class IB Shares (11/99; 2/88)                        (1.52)     3.54       (1.52)      3.17       4.88       5.90
PIGR2         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(5)                    (24.76)   (13.19)     (24.76)     (0.23)        --       2.22
              (previously Putnam VT International Growth Fund -
              Class IB Shares)
PVIS2         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(5)                    (36.52)   (20.31)     (36.52)     (6.57)        --      (2.26)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% mortality and expense risk fee, a 0.15% variable account administrative charge, a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee and applicable withdrawal charges. Premium taxes are not reflected in these total returns.

See accompanying notes to the performance information.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF ROP DEATH BENEFIT AND THE BENEFIT PROTECTOR(SM) PLUS DEATH BENEFIT RIDER FOR PERIODS ENDING DEC. 31, 2002



                                                                      PERFORMANCE                    PERFORMANCE
                                                                   OF THE SUBACCOUNT                 OF THE FUND
                                                                              SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT 1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -

PBCA2         Blue Chip Advantage Fund (11/99; 9/99)(1)           (24.03%)  (15.57%)    (24.03%)       --%        --%    (13.47%)
PBND2         Bond Fund (11/99; 10/81)                              3.86      4.36        3.86       2.66       5.26       8.31
PCMG2         Cash Management Fund (11/99; 10/81)                  (0.46)     1.95       (0.46)      2.43       2.60       4.45
PDEI2         Diversified Equity Income Fund (11/99; 9/99)        (20.43)    (6.99)     (20.43)         --        --      (6.05)
PEXI2         Extra Income Fund (11/99; 5/96)                      (8.05)    (4.34)      (8.05)     (3.58)        --      (0.40)
PMGD2         Managed Fund (11/99; 4/86)                          (14.39)    (8.06)     (14.39)     (1.39)      4.85       6.94
PNDM2         NEW DIMENSIONS FUND(R) (11/99; 5/96)                (23.26)   (13.75)     (23.26)     (1.53)        --       3.44
PSCA2         Small Cap Advantage Fund (11/99; 9/99)              (18.48)    (5.46)     (18.48)        --         --      (4.25)
            AIM V.I.
PCAP2         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                       (25.69)   (15.61)     (25.69)     (3.84)        --       5.62
PVAL2         Premier Equity Fund, Series I Shares (11/99; 5/93)  (31.53)   (18.15)     (31.53)     (3.79)        --       6.12
            FIDELITY(R) VIP
PBAL2         Balanced Portfolio Service Class (11/99; 1/95)(2)   (10.27)    (5.91)     (10.27)     (0.64)        --       4.44
PGRO2         Growth Portfolio Service Class (11/99; 10/86)(2)    (31.47)   (17.73)     (31.47)     (2.06)      6.68       8.64
PGRI2         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                     (18.12)   (10.42)     (18.12)     (1.24)        --       2.97
PMDC2         Mid Cap Portfolio Service Class (11/99; 12/98)(2)   (11.40)     8.93      (11.40)        --         --      13.76
            FTVIPT
PSMC2         Franklin Small Cap Fund -
              Class 2 (11/99; 11/95)(3)                           (29.97)   (13.19)     (29.97)     (0.61)        --       5.36
PVAS2         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(3)                            (10.78)     8.28      (10.78)        --         --      (1.26)
PMSS2         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                           (13.29)     1.68      (13.29)      2.31         --       4.90
PINT2         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                            (19.97)   (11.12)     (19.97)     (3.72)      6.06       4.94
            MFS(R)
PGIS2         Investors Trust Series -
              Initial Class (11/99; 10/95)                        (22.34)   (12.38)     (22.34)     (4.43)        --       3.99
PNDS2         New Discovery Series -
              Initial Class (11/99; 5/98)                         (32.89)    (8.13)     (32.89)        --         --       0.97
PTRS2         Total Return Series - Initial Class (11/99; 1/95)    (6.73)     1.43       (6.73)      3.34         --       8.97
PUTS2         Utilities Series - Initial Class (11/99; 1/95)      (24.12)   (12.65)     (24.12)     (2.25)        --       7.51
            PUTNAM VARIABLE TRUST
PGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(5)                    (20.39)    (8.34)     (20.39)     (2.47)      6.76       8.61
PINC2         Putnam VT Income Fund -
              Class IB Shares (11/99; 2/88)                         6.18      5.28        6.18       4.04       4.88       5.90
PIGR2         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(5)                    (19.08)   (11.64)     (19.08)      0.67         --       2.81
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
PVIS2         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(5)                    (31.87)   (18.89)     (31.87)     (5.75)        --      (1.69)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% mortality and expense risk fee, a 0.15% variable account administrative charge and a 0.40% annual Benefit Protector(SM) Plus Death Benefit Rider fee. Premium taxes are not reflected in these total returns.

See accompanying notes to the performance information.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

AVERAGE ANNUAL TOTAL RETURN(a) WITH WITHDRAWAL AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002


                                                                      PERFORMANCE                    PERFORMANCE
                                                                   OF THE SUBACCOUNT                 OF THE FUND
                                                                              SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT 1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBCA2         Blue Chip Advantage Fund (11/99; 9/99)(1)           (28.94%)  (16.66%)    (28.94%)       --%        --%    (14.55%)
PBND2         Bond Fund (11/99; 10/81)                             (3.29)     3.00       (3.29)      2.16       5.66       8.72
PCMG2         Cash Management Fund (11/99; 10/81)                  (7.26)     0.56       (7.26)      1.92       3.00       4.85
PDEI2         Diversified Equity Income Fund (11/99; 9/99)        (25.63)    (8.23)     (25.63)        --         --      (7.25)
PEXI2         Extra Income Fund (11/99; 5/96)                     (14.24)    (5.63)     (14.24)     (4.06)        --      (0.28)
PMGD2         Managed Fund (11/99; 4/86)                          (20.07)    (9.28)     (20.07)     (1.88)      5.25       7.35
PNDM2         NEW DIMENSIONS FUND(R) (11/99; 5/96)                (28.23)   (14.87)     (28.23)     (2.00)        --       3.60
PSCA2         Small Cap Advantage Fund (11/99; 9/99)              (23.83)    (6.72)     (23.83)        --         --      (5.47)
            AIM V.I.
PCAP2         Capital Appreciation Fund, Series I
              Shares (11/99; 5/93)                                (30.47)   (16.70)     (30.47)     (4.29)        --       6.02
PVAL2         Premier Equity Fund, Series I Shares (11/99; 5/93)  (35.84)   (19.19)     (35.84)     (4.23)        --       6.53
            FIDELITY(R) VIP
PBAL2         Balanced Portfolio Service Class (11/99; 1/95)(2)   (16.28)    (7.16)     (16.28)     (1.15)        --       4.84
PGRO2         Growth Portfolio Service Class (11/99; 10/86)(2)    (35.79)   (18.77)     (35.79)     (2.52)      7.08       9.05
PGRI2         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                     (23.50)   (11.60)     (23.50)     (1.72)        --       2.80
PMDC2         Mid Cap Portfolio Service Class (11/99; 12/98)(2)   (17.32)     7.73      (17.32)        --         --      13.32
            FTVIPT
PSMC2         Franklin Small Cap Fund -
              Class 2 (11/99; 11/95)(3)                           (34.41)   (14.32)     (34.41)     (1.08)        --       5.76
PVAS2         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(3)                            (16.75)     7.06      (16.75)        --         --      (1.81)
PMSS2         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                           (19.06)     0.29      (19.06)      1.79         --       5.05
PINT2         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                            (25.20)   (12.28)     (25.20)     (4.19)      6.46       5.34
            MFS(R)
PGIS2         Investors Trust Series -
              Initial Class (11/99; 10/95)                        (27.39)   (13.52)     (27.39)     (4.88)        --       4.39
PNDS2         New Discovery Series -
              Initial Class (11/99; 5/98)                         (37.09)    (9.34)     (37.09)        --         --       0.41
PTRS2         Total Return Series -
              Initial Class (11/99; 1/95)                         (13.02)     0.05      (13.02)      2.86         --       9.38
PUTS2         Utilities Series -
              Initial Class (11/99; 1/95)                         (29.02)   (13.80)     (29.02)     (2.72)        --       7.91
            PUTNAM VARIABLE TRUST
PGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(5)                    (25.59)    (9.55)     (25.59)     (2.95)      7.16       9.01
PINC2         Putnam VT Income Fund -
              Class IB Shares (11/99; 2/88)                        (1.15)     3.96       (1.15)      3.59       5.28       6.30
PIGR2         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(5)                    (24.39)   (12.80)     (24.39)      0.16         --       2.63
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
PVIS2         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(5)                    (36.15)   (19.92)     (36.15)      (6.17)       --      (1.87)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% mortality and expense risk fee, a 0.15% variable account administrative charge and applicable withdrawal charges. Premium taxes are not reflected in these total returns.

See accompanying notes to the performance information.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

AVERAGE ANNUAL TOTAL RETURN(a) WITHOUT WITHDRAWAL AND SELECTION OF ROP DEATH BENEFIT FOR PERIODS ENDING DEC. 31, 2002



                                                                      PERFORMANCE                    PERFORMANCE
                                                                   OF THE SUBACCOUNT                 OF THE FUND
                                                                              SINCE                                       SINCE
SUBACCOUNT  INVESTING IN:                                        1 YEAR   COMMENCEMENT 1 YEAR     5 YEARS   10 YEARS   COMMENCEMENT
            AXP(R) VARIABLE PORTFOLIO -
PBCA2         Blue Chip Advantage Fund (11/99; 9/99)(1)           (23.63%)  (15.17%)    (23.63%)       --%        --%    (13.07%)
PBND2         Bond Fund (11/99; 10/81)                              4.26      4.76        4.26       3.06       5.66       8.71
PCMG2         Cash Management Fund (11/99; 10/81)                  (0.06)     2.35       (0.06)      2.83       3.00       4.85
PDEI2         Diversified Equity Income Fund (11/99; 9/99)        (20.03)    (6.59)     (20.03)        --         --      (5.65)
PEXI2         Extra Income Fund (11/99; 5/96)                      (7.65)    (3.94)      (7.65)     (3.18)        --      (0.00)
PMGD2         Managed Fund (11/99; 4/86)                          (13.99)    (7.66)     (13.99)     (0.99)      5.25        7.34
PNDM2         NEW DIMENSIONS FUND(R) (11/99; 5/96)                (22.86)   (13.35)     (22.86)     (1.13)        --       3.84
PSCA2         Small Cap Advantage Fund (11/99; 9/99)              (18.08)    (5.06)     (18.08)        --         --      (3.85)
            AIM V.I.
PCAP2         Capital Appreciation Fund,
              Series I Shares (11/99; 5/93)                       (25.29)   (15.21)     (25.29)     (3.44)        --       6.02
PVAL2         Premier Equity Fund, Series I Shares (11/99; 5/93)  (31.13)   (17.75)     (31.13)     (3.39)        --       6.52
            FIDELITY(R) VIP
PBAL2         Balanced Portfolio Service Class (11/99; 1/95)(2)    (9.87)    (5.51)      (9.87)     (0.24)        --       4.84
PGRO2         Growth Portfolio Service Class (11/99; 10/86)(2)    (31.07)   (17.33)     (31.07)     (1.66)      7.08       9.04
PGRI2         Growth & Income Portfolio
              Service Class (11/99; 12/96)(2)                     (17.72)   (10.02)     (17.72)     (0.84)        --       3.37
PMDC2         Mid Cap Portfolio Service Class (11/99; 12/98)(2)   (11.00)     9.33      (11.00)        --         --      14.16
            FTVIPT
PSMC2         Franklin Small Cap Fund -
              Class 2 (11/99; 11/95)(3)                           (29.57)   (12.79)     (29.57)     (0.21)        --       5.76
PVAS2         Franklin Small Cap Value Securities Fund -
              Class 2 (11/99; 5/98)(3)                            (10.38)     8.68      (10.38)        --         --      (0.86)
PMSS2         Mutual Shares Securities Fund -
              Class 2 (11/99; 11/96)(3)                           (12.89)     2.08      (12.89)      2.71         --       5.30
PINT2         Templeton Foreign Securities Fund -
              Class 2 (11/99; 5/92)(4)                            (19.57)   (10.72)     (19.57)     (3.32)      6.46       5.34
            MFS(R)
PGIS2         Investors Trust Series -
              Initial Class (11/99; 10/95)                        (21.94)   (11.98)     (21.94)    (4.03)         --       4.39
PNDS2         New Discovery Series - Initial Class (11/99; 5/98)  (32.49)    (7.73)     (32.49)        --         --       1.37
PTRS2         Total Return Series - Initial Class (11/99; 1/95)    (6.33)     1.83       (6.33)      3.74         --       9.37
PUTS2         Utilities Series - Initial Class (11/99; 1/95)      (23.72)   (12.25)     (23.72)     (1.85)        --       7.91
            PUTNAM VARIABLE TRUST
PGIN2         Putnam VT Growth and Income Fund -
              Class IB Shares (11/99; 2/88)(5)                    (19.99)    (7.94)     (19.99)     (2.07)      7.16       9.01
PINC2         Putnam VT Income Fund -
              Class IB Shares (11/99; 2/88)                         6.58      5.68        6.58       4.44       5.28       6.30
PIGR2         Putnam VT International Equity Fund -
              Class IB Shares (11/99; 1/97)(5)                    (18.68)   (11.24)     (18.68)      1.07         --       3.21
              (previously Putnam VT International Growth Fund -
                Class IB Shares)
PVIS2         Putnam VT Vista Fund -
              Class IB Shares (11/99; 1/97)(5)                    (31.47)   (18.49)     (31.47)     (5.35)        --      (1.29)


(a) Current applicable charges deducted from performance include a $30 annual contract administrative charge, a 1.00% mortality and expense risk fee and a 0.15% variable account administrative charge. Premium taxes are not reflected in these total returns.


See accompanying notes to the performance information.


    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

NOTES TO PERFORMANCE INFORMATION


(1) (Commencement date of the subaccount; Commencement date of the fund).
(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class, which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.
(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 Fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.
(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 Fund performance reflects an additional 12b-1 fee expense which also affects future performance.
(5) Performance information for Class IB shares for periods prior to April 6, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.
(6) Performance information for Class IB shares for periods prior to April 30, 1998 are based on the performance of the fund's Class IA shares (not offered as an investment option) adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                     ERV - P
                                     -------
                                        P

where:        P = a hypothetical initial payment of $1,000
            ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the withdrawal charge which assumes you withdraw the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We also may show performance figures without the deduction of a withdrawal charge. In addition, all total return figures reflect the deduction of all other applicable charges (except premium taxes) including the contract administrative charge, the variable account administrative charge, the mortality and expense risk fee, the Benefit Protector(SM) Death Benefit Rider fee and the Benefit Protector(SM) Plus Death Benefit Rider fee.

ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN A MONEY MARKET FUND

ANNUALIZED SIMPLE YIELD

For a subaccount investing in a money market fund, we base quotations of simple yield on:

(a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

(b) less a pro rata share of the subaccount expenses accrued over the period;

(c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

(d) raising the base period return to the power of 365/7.

The subaccount's value includes:

- any declared dividends,

- the value of any shares purchased with dividends paid during the period, and

- any dividends declared for such shares.

It does not include:

- the effect of any applicable withdrawal charge, or

- any realized or unrealized gains or losses.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

ANNUALIZED COMPOUND YIELD

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)(TO THE POWER OF 365/7)] - 1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.


ANNUALIZED YIELD BASED ON THE SEVEN-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT         INVESTING IN:                                        SIMPLE YIELD       COMPOUND YIELD
PCMG1              AXP(R) Variable Portfolio - Cash Management Fund        (0.50%)              (0.50%)
PCMG2              AXP(R) Variable Portfolio - Cash Management Fund        (0.41)               (0.41)


ANNUALIZED YIELD FOR A SUBACCOUNT INVESTING IN AN INCOME FUND

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                  YIELD = 2[( a - b + 1)(TO THE POWER OF 6)- 1]
                              -----
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


ANNUALIZED YIELD BASED ON THE 30-DAY PERIOD ENDED DEC. 31, 2002



SUBACCOUNT             INVESTING IN:                                            YIELD
PBND1                  AXP(R) Variable Portfolio - Bond Fund                    5.15%
PBND2                  AXP(R) Variable Portfolio - Bond Fund                    5.18
PEXI1                  AXP(R) Variable Portfolio - Extra Income Fund            5.05
PEXI2                  AXP(R) Variable Portfolio - Extra Income Fund            5.03


The yield on the variable account's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

     The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payment, we:

- determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-   the annuity unit value on the valuation date; by

-   the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-   the net investment factor; and

-   the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-   dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time your choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.


For detailed information on the agency ratings given to American Enterprise Life, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                           www.ambest.com
Fitch                                               www.fitchratings.com
Moody's                                             www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength.

Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as principal underwriter for the contract, which it offers on a continuous basis. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of ours. The contract is offered to the public through certain securities broker-dealers and through entities that may offer the contract but are exempt from registration that have entered into selling agreements with AEFA and whose personnel are legally authorized to sell annuity products. Both AEFA and American Enterprise Life are ultimately controlled by American Express Company. The principal business address of AEFA is the same as ours. American Enterprise Life currently pays AEFA underwriting commissions for its role as principal underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid to AEFA in its role as principal underwriter has been: 2002: $39,093,853; 2001: $22,055,827; and 2000:
$32,468,381. AEFA retains no underwriting commission from the sale of the contract.


INDEPENDENT AUDITORS


The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.


    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
AMERICAN ENTERPRISE LIFE INSURANCE COMPANY

We have audited the individual statements of assets and liabilities of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(SM) (comprised of subaccounts PBCA1, PBCA2, PBND1, PBND2, PCMG1, PCMG2, PDEI1, PDEI2, PEXI1, PEXI2, PMGD1, PMGD2, PNDM1, PNDM2, PSCA1, PSCA2, PCAP1, PCAP2, PVAL1, PVAL2, PBAL1, PBAL2, PGRO1, PGRO2, PGRI1, PGRI2, PMDC1, PMDC2, PSMC1, PSMC2, PVAS1, PVAS2, PMSS1, PMSS2, PINT1, PINT2, PGIS1, PGIS2, PNDS1, PNDS2, PTRS1, PTRS2, PUTS1, PUTS2, PGIN1, PGIN2, PINC1, PINC2, PIGR1, PIGR2, PVIS1 and PVIS2) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Enterprise Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2002 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(SM) at December 31, 2002, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                  /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 21, 2003

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002                                               PBCA1          PBCA2          PBND1          PBND2          PCMG1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    810,271   $      2,103   $    204,142   $     37,258   $  2,707,514
                                                            ------------------------------------------------------------------------
    at market value                                         $    583,439   $      1,606   $    207,119   $     37,375   $  2,707,497
Dividends receivable                                                  --             --            856            161          1,753
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --            674
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     583,439          1,606        207,975         37,536      2,709,924
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   564              1            193             33          2,227
    Administrative charge                                             77             --             26              5            304
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    641              1            219             38          2,531
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        582,798          1,605        207,756         37,498      2,707,393
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    582,798   $      1,605   $    207,756   $     37,498   $  2,707,393
====================================================================================================================================
Accumulation units outstanding                                   963,703          2,646        178,782         32,139      2,516,248
====================================================================================================================================
Net asset value per accumulation unit                       $       0.60   $       0.61   $       1.16   $       1.17   $       1.08
====================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   PCMG2          PDEI1          PDEI2          PEXI1          PEXI2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    173,102   $    509,076   $     24,763   $  1,051,591   $     93,687
                                                            ------------------------------------------------------------------------
    at market value                                         $    173,101   $    432,514   $     20,136   $    891,946   $     85,190
Dividends receivable                                                 132             --             --          3,646            355
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --         12,750             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     173,233        432,514         20,136        908,342         85,545
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   152            417             18            841             75
    Administrative charge                                             23             57              3            115             11
    Contract terminations                                             --             --             --             --             59
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    175            474             21            956            145
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        173,058        432,040         20,115        907,386         85,400
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    173,058   $    432,040   $     20,115   $    907,386   $     85,400
====================================================================================================================================
Accumulation units outstanding                                   160,664        536,180         24,882      1,027,319         96,326
====================================================================================================================================
Net asset value per accumulation unit                       $       1.08   $       0.81   $       0.81   $       0.88   $       0.89
====================================================================================================================================

See accompanying notes to financial statements.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   PMGD1          PMGD2          PNDM1          PNDM2          PSCA1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    175,953   $    137,734   $  3,852,324   $    257,564   $    376,102
                                                            ------------------------------------------------------------------------
    at market value                                         $    141,430   $    106,838   $  2,723,744   $    222,915   $    317,061
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             55             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     141,430        106,838      2,723,744        222,970        317,061
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   136             94          2,570            194            304
    Administrative charge                                             19             14            351             29             42
    Contract terminations                                             --             --         25,003             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    155            108         27,924            223            346
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        141,275        106,730      2,665,088        222,747        316,715
Net assets applicable to contracts in payment period                  --             --         30,732             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    141,275   $    106,730   $  2,695,820   $    222,747   $    316,715
====================================================================================================================================
Accumulation units outstanding                                   179,258        134,975      4,062,591        338,571        366,130
====================================================================================================================================
Net asset value per accumulation unit                       $       0.79   $       0.79   $       0.66   $       0.66   $       0.87
====================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   PSCA2          PCAP1          PCAP2          PVAL1          PVAL2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     30,481   $  3,209,478   $    115,944   $  9,178,713   $    327,579
                                                            ------------------------------------------------------------------------
    at market value                                         $     28,168   $  1,979,508   $     82,545   $  5,580,541   $    235,485
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             13             --         10,192             --
Receivable from mutual funds and portfolios
  for share redemptions                                               --          2,174            107          6,166            238
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      28,168      1,981,695         82,652      5,596,899        235,723
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    25          1,913             73          5,426            207
    Administrative charge                                              4            261             11            740             31
    Contract terminations                                             --             --             23             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             13             --         10,192             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     29          2,187            107         16,358            238
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         28,139      1,979,508         82,545      5,546,522        235,485
Net assets applicable to contracts in payment period                  --             --             --         34,019             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     28,139   $  1,979,508   $     82,545   $  5,580,541   $    235,485
====================================================================================================================================
Accumulation units outstanding                                    32,394      3,147,763        130,898      9,969,752        421,901
====================================================================================================================================
Net asset value per accumulation unit                       $       0.87   $       0.63   $       0.63   $       0.56   $       0.56
====================================================================================================================================

See accompanying notes to financial statements.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   PBAL1          PBAL2          PGRO1          PGRO2          PGRI1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    464,458   $     64,331   $    236,353   $    154,853   $    377,037
                                                            ------------------------------------------------------------------------
    at market value                                         $    428,844   $     57,626   $    118,992   $     91,069   $    314,369
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              468             58            131             92            339
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     429,312         57,684        119,123         91,161        314,708
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   412             50            115             80            298
    Administrative charge                                             56              8             16             12             41
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    468             58            131             92            339
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        428,844         57,626        118,992         91,069        314,369
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    428,844   $     57,626   $    118,992   $     91,069   $    314,369
====================================================================================================================================
Accumulation units outstanding                                   510,640         68,401        208,344        158,917        435,142
====================================================================================================================================
Net asset value per accumulation unit                       $       0.84   $       0.84   $       0.57   $       0.57   $       0.72
====================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   PGRI2          PMDC1          PMDC2          PSMC1          PSMC2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    121,205   $  2,709,890   $    447,296   $  4,538,538   $    485,190
                                                            ------------------------------------------------------------------------
    at market value                                         $    105,317   $  2,510,030   $    414,850   $  3,260,777   $    389,455
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      84             --             --             --             52
Receivable from mutual funds and portfolios
  for share redemptions                                              106          2,750            418         29,457            394
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     105,507      2,512,780        415,268      3,290,234        389,901
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    92          2,420            363          3,181            343
    Administrative charge                                             14            330             55            434             51
    Contract terminations                                             --             --             --         25,842             --
Payable to mutual funds and portfolios
  for investments purchased                                           84             --             --             --             52
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    190          2,750            418         29,457            446
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        105,317      2,508,269        414,850      3,254,661        389,455
Net assets applicable to contracts in payment period                  --          1,761             --          6,116             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    105,317   $  2,510,030   $    414,850   $  3,260,777   $    389,455
====================================================================================================================================
Accumulation units outstanding                                   145,316      1,809,731        298,328      4,574,186        545,547
====================================================================================================================================
Net asset value per accumulation unit                       $       0.72   $       1.39   $       1.39   $       0.71   $       0.71
====================================================================================================================================

See accompanying notes to financial statements.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   PVAS1          PVAS2          PMSS1          PMSS2          PINT1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     62,639           $ --   $  2,798,906   $    333,801   $    269,055
                                                            ------------------------------------------------------------------------
    at market value                                         $     60,615           $ --   $  2,546,970   $    304,396   $    214,998
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             84             --
Receivable from mutual funds and portfolios
  for share redemptions                                               64             --         27,717            305            236
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      60,679             --      2,574,687        304,785        215,234
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    56             --          2,413            265            208
    Administrative charge                                              8             --            329             40             28
    Contract terminations                                             --             --         24,975             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             84             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     64             --         27,717            389            236
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         60,615             --      2,546,970        304,396        214,998
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     60,615           $ --   $  2,546,970   $    304,396   $    214,998
====================================================================================================================================
Accumulation units outstanding                                    46,786             --      2,393,082        285,064        296,377
====================================================================================================================================
Net asset value per accumulation unit                       $       1.30           $ --   $       1.06   $       1.07   $       0.73
====================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   PINT2          PGIS1          PGIS2          PNDS1          PNDS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     86,005   $  1,402,469   $      1,591   $     39,903   $     29,850
                                                            ------------------------------------------------------------------------
    at market value                                         $     64,652   $  1,058,943   $      1,130   $     28,188   $     23,472
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             26             --
Receivable from mutual funds and portfolios
  for share redemptions                                              107          1,157              1             31             24
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      64,759      1,060,100          1,131         28,245         23,496
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    56          1,018              1             27             21
    Administrative charge                                              9            139             --              4              3
    Contract terminations                                             42             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    107          1,157              1             31             24
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         64,652      1,058,943          1,130         28,214         23,472
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     64,652   $  1,058,943   $      1,130   $     28,214   $     23,472
====================================================================================================================================
Accumulation units outstanding                                    88,834      1,577,693          1,679         32,239         26,765
====================================================================================================================================
Net asset value per accumulation unit                       $       0.73   $       0.67   $       0.67   $       0.88   $       0.88
====================================================================================================================================

See accompanying notes to financial statements.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                   PTRS1          PTRS2          PUTS1          PUTS2          PGIN1
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $     85,461   $     50,841   $  1,810,613   $     37,750   $  1,484,543
                                                            ------------------------------------------------------------------------
    at market value                                         $     78,845   $     48,013   $  1,121,445   $     24,948   $  1,207,744
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --         10,200             --              6
Receivable from mutual funds and portfolios
  for share redemptions                                               87             49          1,219             25          1,310
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      78,932         48,062      1,132,864         24,973      1,209,060
====================================================================================================================================

LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                    77             43          1,073             22          1,153
    Administrative charge                                             10              6            146              3            157
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --         10,200             --              6
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     87             49         11,419             25          1,316
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period         78,845         48,013      1,121,445         24,948      1,207,744
Net assets applicable to contracts in payment period                  --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $     78,845   $     48,013   $  1,121,445   $     24,948   $  1,207,744
====================================================================================================================================
Accumulation units outstanding                                    74,337         45,121      1,631,076         36,169      1,583,024
====================================================================================================================================
Net asset value per accumulation unit                       $       1.06   $       1.06   $       0.69   $       0.69   $       0.76
====================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                            ------------------------------------------------------------------------
DECEMBER 31, 2002 (CONTINUED)                                        PGIN2        PINC1       PINC2        PIGR1       PIGR2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $    390,685   $     90,493   $     31,883   $  5,440,195   $    207,234
                                                            ------------------------------------------------------------------------
    at market value                                         $    309,917   $     94,665   $     34,178   $  3,662,172   $    160,787
Dividends receivable                                                  --             --             --             --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --             --             --             --
Receivable from mutual funds and portfolios
  for share redemptions                                              312            104             35          4,014            161
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     310,229         94,769         34,213      3,666,186        160,948
====================================================================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                   271             92             30          3,532            140
    Administrative charge                                             41             12              5            482             21
    Contract terminations                                             --             --             --             --             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                    312            104             35          4,014            161
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period        309,917         94,665         34,178      3,653,294        160,787
Net assets applicable to contracts in payment period                  --             --             --          8,878             --
------------------------------------------------------------------------------------------------------------------------------------
Total net assets                                            $    309,917   $     94,665   $     34,178   $  3,662,172   $    160,787
====================================================================================================================================
Accumulation units outstanding                                   404,923         79,249         28,514      4,994,086        219,080
====================================================================================================================================
Net asset value per accumulation unit                       $       0.77   $       1.19   $       1.20   $       0.73   $       0.73
====================================================================================================================================

See accompanying notes to financial statements.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                    SEGREGATED
                                                                       ASSET
                                                                   SUBACCOUNTS
                                                            ---------------------------
DECEMBER 31, 2002 (CONTINUED)                                   PVIS1          PVIS2
ASSETS
Investments in shares of mutual funds and portfolios:
    at cost                                                 $  3,747,764   $    155,712
                                                            ---------------------------
    at market value                                         $  1,843,288   $    104,067
Dividends receivable                                                  --             --
Accounts receivable from American Enterprise Life
  for contract purchase payments                                      --             --
Receivable from mutual funds and portfolios
  for share redemptions                                            3,428            105
---------------------------------------------------------------------------------------
Total assets                                                   1,846,716        104,172
=======================================================================================
LIABILITIES
Payable to American Enterprise Life for:
    Mortality and expense risk fee                                 1,786             91
    Administrative charge                                            244             14
    Contract terminations                                          1,398             --
Payable to mutual funds and portfolios
  for investments purchased                                           --             --
---------------------------------------------------------------------------------------
Total liabilities                                                  3,428            105
---------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation period      1,838,621        104,067
Net assets applicable to contracts in payment period               4,667             --
---------------------------------------------------------------------------------------
Total net assets                                            $  1,843,288   $    104,067
=======================================================================================
Accumulation units outstanding                                 3,317,211        187,253
=======================================================================================
Net asset value per accumulation unit                       $       0.55   $       0.56
=======================================================================================

See accompanying notes to financial statements.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF OPERATIONS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                             PBCA1           PBCA2           PBND1           PBND2           PCMG1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios     $      5,622    $         12    $      7,847    $      1,544    $     25,453
Variable account expenses                                   9,103              17           1,934             348          27,306
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                             (3,481)             (5)          5,913           1,196          (1,853)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                   183,975             175          81,348           6,008       2,676,501
    Cost of investments sold                              231,750             228          82,255           6,099       2,676,545
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments          (47,775)            (53)           (907)            (91)            (44)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (156,290)           (334)          1,394             306              45
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                           (204,065)           (387)            487             215               1
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $   (207,546)   $       (392)   $      6,400    $      1,411    $     (1,852)
=================================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 PCMG2           PDEI1           PDEI2           PEXI1           PEXI2
INVESTMENT INCOME

Dividend income from mutual funds and portfolios     $      1,966    $      6,650    $        362    $     62,962    $      5,240
Variable account expenses                                   1,951           5,314             271          10,151             785
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                 15           1,336              91          52,811           4,455
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                   186,297          99,009           2,923         150,256          10,233
    Cost of investments sold                              186,299         105,952           3,877         181,236          11,659
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (2)         (6,943)           (954)        (30,980)         (1,426)
Distributions from capital gains                               --           1,528              92              --              --
Net change in unrealized appreciation or
  depreciation of investments                                   2         (85,884)         (4,699)        (91,541)         (7,990)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                 --         (91,299)         (5,561)       (122,521)         (9,416)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $         15    $    (89,963)   $     (5,470)   $    (69,710)   $     (4,961)
=================================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 PMGD1           PMGD2           PNDM1           PNDM2           PSCA1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios     $      3,599    $      3,329    $     14,999    $        778    $         --
Variable account expenses                                   1,730           1,493          36,622           1,617           4,036
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                              1,869           1,836         (21,623)           (839)         (4,036)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                    21,152          68,904         854,578          22,139         105,191
    Cost of investments sold                               23,974          78,122       1,201,245          25,112         120,389
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           (2,822)         (9,218)       (346,667)         (2,973)        (15,198)
Distributions from capital gains                           11,681          13,537           2,779              50              --
Net change in unrealized appreciation or
  depreciation of investments                             (31,652)        (26,330)       (455,998)        (32,494)        (58,826)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            (22,793)        (22,011)       (799,886)        (35,417)        (74,024)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $    (20,924)   $    (20,175)   $   (821,509)   $    (36,256)   $    (78,060)
=================================================================================================================================

See accompanying notes to financial statements.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF OPERATIONS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 PSCA2           PCAP1           PCAP2           PVAL1           PVAL2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios     $         --    $         --    $         --    $     22,630    $        948
Variable account expenses                                     239          30,426             937          87,827           2,743
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                               (239)        (30,426)           (937)        (65,197)         (1,795)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                     8,619         641,948           7,511       1,649,024          17,653
    Cost of investments sold                               10,412       1,001,650          10,486       2,505,577          23,264
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           (1,793)       (359,702)         (2,975)       (856,553)         (5,611)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                              (2,362)       (393,285)        (20,883)     (1,918,935)        (85,103)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             (4,155)       (752,987)        (23,858)     (2,775,488)        (90,714)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $     (4,394)   $   (783,413)   $    (24,795)   $ (2,840,685)   $    (92,509)
=================================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 PBAL1           PBAL2           PGRO1           PGRO2           PGRI1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios     $      9,841    $      1,559    $        441    $        155    $      4,273
Variable account expenses                                   4,981             655           3,021           1,233           4,323
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                              4,860             904          (2,580)         (1,078)            (50)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                    97,335           1,647         155,864          18,210          80,307
    Cost of investments sold                              106,296           1,843         288,862          30,452         100,273
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           (8,961)           (196)       (132,998)        (12,242)        (19,966)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             (37,985)         (6,625)         32,020         (28,954)        (55,507)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            (46,946)         (6,821)       (100,978)        (41,196)        (75,473)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $    (42,086)   $     (5,917)   $   (103,558)   $    (42,274)   $    (75,523)
=================================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 PGRI2           PMDC1           PMDC2           PSMC1           PSMC2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios     $      1,004    $     16,866    $      2,848    $      8,403    $        819
Variable account expenses                                   1,113          30,451           4,561          39,527           3,845
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                               (109)        (13,585)         (1,713)        (31,124)         (3,026)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                    16,199         446,801          70,647         285,844          51,453
    Cost of investments sold                               18,552         485,533          73,294         393,082          62,276
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           (2,353)        (38,732)         (2,647)       (107,238)        (10,823)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             (15,989)       (280,841)        (46,760)     (1,009,866)       (101,478)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            (18,342)       (319,573)        (49,407)     (1,117,104)       (112,301)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $    (18,451)   $   (333,158)   $    (51,120)   $ (1,148,228)   $   (115,327)
=================================================================================================================================

See accompanying notes to financial statements.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF OPERATIONS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 PVAS1           PVAS2           PMSS1           PMSS2          PINT1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios     $         53    $          1    $     13,030    $      1,922    $      3,144
Variable account expenses                                     238               4          18,475           2,346           2,394
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                               (185)             (3)         (5,445)           (424)            750
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                     4,914             335         359,119          52,799           3,930
    Cost of investments sold                                5,366             271         381,369          59,491           4,608
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (452)             64         (22,250)         (6,692)           (678)
Distributions from capital gains                              366              10          32,309           4,768              --
Net change in unrealized appreciation or
  depreciation of investments                              (2,315)           (112)       (251,255)        (31,950)        (44,430)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             (2,401)            (38)       (241,196)        (33,874)        (45,108)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $     (2,586)   $        (41)   $   (246,641)   $    (34,298)   $    (44,358)
=================================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 PINT2           PGIS1           PGIS2           PNDS1          PNDS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios     $        901    $      6,959    $         36    $         --    $         --
Variable account expenses                                     613          15,106              58             367             238
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                288          (8,147)            (22)           (367)           (238)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                     1,625         265,976           4,618          10,154           2,835
    Cost of investments sold                                2,090         339,000           6,851          14,728           3,519
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (465)        (73,024)         (2,233)         (4,574)           (684)
Distributions from capital gains                               --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             (13,300)       (233,248)            418          (8,168)         (7,273)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            (13,765)       (306,272)         (1,815)        (12,742)         (7,957)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $    (13,477)   $   (314,419)   $     (1,837)   $    (13,109)   $     (8,195)
=================================================================================================================================

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 PTRS1           PTRS2           PUTS1           PUTS2           PGIN1
INVESTMENT INCOME
Dividend income from mutual funds and portfolios     $      1,532    $        667    $     36,543    $        708    $     16,091
Variable account expenses                                   1,208             500          16,591             316          14,534
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                                324             167          19,952             392           1,557
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                    53,884           2,959         561,597           3,024         118,827
    Cost of investments sold                               61,161           3,238         917,888           4,699         141,245
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           (7,277)           (279)       (356,291)         (1,675)        (22,418)
Distributions from capital gains                            1,215             529              --              --           6,047
Net change in unrealized appreciation or
  depreciation of investments                              (4,104)         (3,076)        (74,067)         (6,910)       (260,254)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            (10,166)         (2,826)       (430,358)         (8,585)       (276,625)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $     (9,842)   $     (2,659)   $   (410,406)   $     (8,193)   $   (275,068)
=================================================================================================================================

See accompanying notes to financial statements.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF OPERATIONS

                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 PGIN2           PINC1           PINC2           PIGR1           PIGR2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios     $      4,792    $      1,871    $        907    $     33,739    $      1,377
Variable account expenses                                   3,726             922             272          50,339           1,909
---------------------------------------------------------------------------------------------------------------------------------
Investment income (loss)-- net                              1,066             949             635         (16,600)           (532)
=================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                    22,740           2,028             580         633,375          25,691
    Cost of investments sold                               27,779           2,013             543         901,518          29,537
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments           (5,039)             15              37        (268,143)         (3,846)
Distributions from capital gains                            1,801              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                             (73,541)          4,031             912        (548,102)        (29,615)
---------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                            (76,779)          4,046             949        (816,245)        (33,461)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $    (75,713)   $      4,995    $      1,584    $   (832,845)   $    (33,993)
=================================================================================================================================

                                                              SEGREGATED
                                                                ASSET
                                                             SUBACCOUNTS
                                                     ----------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                 PVIS1           PVIS2
INVESTMENT INCOME
Dividend income from mutual funds and portfolios     $         --    $         --
Variable account expenses                                  30,352           1,133
---------------------------------------------------------------------------------
Investment income (loss)-- net                            (30,352)         (1,133)
=================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS-- NET
Realized gain (loss) on sales of investments in
  mutual funds and portfolios:
    Proceeds from sales                                   691,146           6,528
    Cost of investments sold                            1,237,077           8,895
---------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments         (545,931)         (2,367)
Distributions from capital gains                               --              --
Net change in unrealized appreciation or
  depreciation of investments                            (394,271)        (34,162)
---------------------------------------------------------------------------------
Net gain (loss) on investments                           (940,202)        (36,529)
---------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                          $   (970,554)   $    (37,662)
=================================================================================

See accompanying notes to financial statements.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                           PBCA1           PBCA2           PBND1           PBND2           PCMG1
OPERATIONS
Investment income (loss)-- net                     $     (3,481)   $         (5)   $      5,913    $      1,196    $     (1,853)
Net realized gain (loss) on sales of investments        (47,775)            (53)           (907)            (91)            (44)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
   depreciation of investments                         (156,290)           (334)          1,394             306              45
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from operations                           (207,546)           (392)          6,400           1,411          (1,852)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               85,729             561         103,103           4,486         636,426
Net transfers(1)                                         13,493              --         (12,144)          4,856        (169,610)
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges             (55,315)           (159)           (308)           (340)       (128,613)
    Death benefits                                           --              --              --              --         (52,098)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           43,907             402          90,651           9,002         286,105
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         746,437           1,595         110,705          27,085       2,423,140
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    582,798    $      1,605    $    207,756    $     37,498    $  2,707,393
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  942,961           2,010          99,294          24,209       2,250,084
Contract purchase payments                              110,191             897          91,236           3,989         591,297
Net transfers(1)                                         (4,827)             --         (11,455)          4,233        (157,350)
Contract terminations:
    Surrender benefits and contract charges             (84,622)           (261)           (293)           (292)       (119,420)
    Death benefits                                           --              --              --              --         (48,363)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        963,703           2,646         178,782          32,139       2,516,248
===============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               PCMG2           PDEI1           PDEI2           PEXI1           PEXI2
OPERATIONS
Investment income (loss)-- net                     $         15    $      1,336    $         91    $     52,811    $      4,455
Net realized gain (loss) on sales of investments             (2)         (6,943)           (954)        (30,980)         (1,426)
Distributions from capital gains                             --           1,528              92              --              --
Net change in unrealized appreciation or
  depreciation of investments                                 2         (85,884)         (4,699)        (91,541)         (7,990)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  15         (89,963)         (5,470)        (69,710)         (4,961)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                6,626          31,651              --         101,425          25,713
Net transfers(1)                                       (138,217)        155,114           1,017         101,956          28,552
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges              (1,210)         (9,183)           (211)        (11,254)         (2,477)
    Death benefits                                           --              --          (1,635)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (132,801)        177,582            (829)        192,127          51,788
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         305,844         344,421          26,414         784,969          38,573
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    173,058    $    432,040    $     20,115    $    907,386    $     85,400
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  283,943         341,828          26,156         820,896          40,235
Contract purchase payments                                6,148          37,490              --         109,187          27,271
Net transfers(1)                                       (128,304)        167,616           1,217         109,316          31,692
Contract terminations:
    Surrender benefits and contract charges              (1,123)        (10,754)           (261)        (12,080)         (2,872)
    Death benefits                                           --              --          (2,230)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        160,664         536,180          24,882       1,027,319          96,326
===============================================================================================================================


See accompanying notes to financial statements.


    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               PMGD1           PMGD2           PNDM1           PNDM2           PSCA1
OPERATIONS
Investment income (loss)-- net                     $      1,869    $      1,836    $    (21,623)   $       (839)   $     (4,036)
Net realized gain (loss) on sales of investments         (2,822)         (9,218)       (346,667)         (2,973)        (15,198)
Distributions from capital gains                         11,681          13,537           2,779              50              --
Net change in unrealized appreciation or
  depreciation of investments                           (31,652)        (26,330)       (455,998)        (32,494)        (58,826)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (20,924)        (20,175)       (821,509)        (36,256)        (78,060)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               34,232              15         637,544         100,515          48,107
Net transfers(1)                                          8,869          15,758          12,004         109,821          86,922
Annuity payments                                             --              --          (5,743)             --              --
Contract terminations:
    Surrender benefits and contract charges             (18,874)        (47,514)       (131,661)           (572)        (32,181)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           24,227         (31,741)        512,144         209,764         102,848
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         137,972         158,646       3,005,185          49,239         291,927
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    141,275    $    106,730    $  2,695,820    $    222,747    $    316,715
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  150,569         172,728       3,478,255          57,860         276,360
Contract purchase payments                               39,990              --         827,292         129,493          46,224
Net transfers(1)                                         10,109          17,749         (57,721)        152,073          77,688
Contract terminations:
    Surrender benefits and contract charges             (21,410)        (55,502)       (185,235)           (855)        (34,142)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        179,258         134,975       4,062,591         338,571         366,130
===============================================================================================================================


                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               PSCA2           PCAP1           PCAP2           PVAL1           PVAL2
OPERATIONS
Investment income (loss)-- net                     $       (239)   $    (30,426)   $       (937)   $    (65,197)   $     (1,795)
Net realized gain (loss) on sales of investments         (1,793)       (359,702)         (2,975)       (856,553)         (5,611)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (2,362)       (393,285)        (20,883)     (1,918,935)        (85,103)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (4,394)       (783,413)        (24,795)     (2,840,685)        (92,509)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                8,089         171,472          26,738         655,568          23,921
Net transfers(1)                                         12,817         (31,167)         16,773        (197,476)         86,261
Annuity payments                                             --              --              --          (5,815)             --
Contract terminations:
    Surrender benefits and contract charges                (414)       (180,587)           (237)       (386,129)         (4,023)
    Death benefits                                           --         (12,686)         (1,521)        (66,589)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           20,492         (52,968)         41,753            (441)        106,159
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          12,041       2,815,889          65,587       8,421,667         221,835
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     28,139    $  1,979,508    $     82,545    $  5,580,541    $    235,485
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   11,376       3,345,255          77,735      10,352,049         273,532
Contract purchase payments                                7,527         224,360          34,150         903,913          32,902
Net transfers(1)                                         13,968        (135,287)         21,853        (564,996)        122,174
Contract terminations:
    Surrender benefits and contract charges                (477)       (271,050)           (367)       (618,576)         (6,707)
-------------------------------------------------------------------------------------------------------------------------------
    Death benefits                                           --         (15,515)         (2,473)       (102,638)             --
Units outstanding at end of year                         32,394       3,147,763         130,898       9,969,752         421,901
===============================================================================================================================


See accompanying notes to financial statements.


    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               PBAL1           PBAL2           PGRO1           PGRO2           PGRI1
OPERATIONS
Investment income (loss)-- net                     $      4,860    $        904    $     (2,580)   $     (1,078)   $        (50)
Net realized gain (loss) on sales of investments         (8,961)           (196)       (132,998)        (12,242)        (19,966)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (37,985)         (6,625)         32,020         (28,954)        (55,507)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (42,086)         (5,917)       (103,558)        (42,274)        (75,523)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               56,751           3,464             868           2,400          29,171
Net transfers(1)                                        155,945           5,695        (142,908)         16,218          (4,870)
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges             (19,079)         (1,051)         (4,434)        (10,467)         (7,975)
    Death benefits                                      (48,648)             --              --          (1,376)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          144,969           8,108        (146,474)          6,775          16,326
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         325,961          55,435         369,024         126,568         373,566
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    428,844    $     57,626    $    118,992    $     91,069    $    314,369
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  349,760          59,352         445,315         152,381         425,246
Contract purchase payments                               64,020           3,955           1,110           3,616          36,845
Net transfers(1)                                        175,672           6,359        (230,725)         22,344         (16,952)
Contract terminations:
    Surrender benefits and contract charges             (21,815)         (1,265)         (7,356)        (16,925)         (9,997)
    Death benefits                                      (56,997)             --              --          (2,499)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        510,640          68,401         208,344         158,917         435,142
===============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               PGRI2           PMDC1           PMDC2           PSMC1           PSMC2
OPERATIONS
Investment income (loss)-- net                     $       (109)   $    (13,585)   $     (1,713)   $    (31,124)   $     (3,026)
Net realized gain (loss) on sales of investments         (2,353)        (38,732)         (2,647)       (107,238)        (10,823)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (15,989)       (280,841)        (46,760)     (1,009,866)       (101,478)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (18,451)       (333,158)        (51,120)     (1,148,228)       (115,327)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               25,031         626,793          89,678         709,490          93,545
Net transfers(1)                                         25,204         397,144          91,671         939,236         167,539
Annuity payments                                             --            (283)             --          (1,452)             --
Contract terminations:
    Surrender benefits and contract charges              (5,866)        (68,226)        (30,810)        (85,480)        (21,099)
    Death benefits                                           --         (68,219)             --         (36,964)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           44,369         887,209         150,539       1,524,830         239,985
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          79,399       1,955,979         315,431       2,884,175         264,797
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    105,317    $  2,510,030    $    414,850    $  3,260,777    $    389,455
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   90,211       1,253,976         202,065       2,844,121         261,449
Contract purchase payments                               30,578         403,264          57,086         808,706         107,926
Net transfers(1)                                         32,598         243,539          59,668       1,079,907         200,226
Contract terminations:
    Surrender benefits and contract charges              (8,071)        (46,371)        (20,491)       (117,740)        (24,054)
    Death benefits                                           --         (44,677)             --         (40,808)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        145,316       1,809,731         298,328       4,574,186         545,547
===============================================================================================================================


See accompanying notes to financial statements.


    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               PVAS1           PVAS2           PMSS1           PMSS2          PINT1
OPERATIONS
Investment income (loss)-- net                     $       (185)   $         (3)   $     (5,445)   $       (424)   $        750
Net realized gain (loss) on sales of investments           (452)             64         (22,250)         (6,692)           (678)
Distributions from capital gains                            366              10          32,309           4,768              --
Net change in unrealized appreciation or
  depreciation of investments                            (2,315)           (112)       (251,255)        (31,950)        (44,430)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (2,586)            (41)       (246,641)        (34,298)        (44,358)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               31,418              --       1,199,516         103,227          53,882
Net transfers(1)                                         29,334              --       1,338,862         159,806          75,752
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (467)           (331)        (31,289)           (967)         (1,368)
    Death benefits                                           --              --         (20,935)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           60,285            (331)      2,486,154         262,066         128,266
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           2,916             372         307,457          76,628         131,090
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     60,615    $         --    $  2,546,970    $    304,396    $    214,998
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    2,015             256         251,581          62,561         145,353
Contract purchase payments                               23,767              --       1,017,354          83,530          60,444
Net transfers(1)                                         21,317              --       1,171,066         139,872          92,259
Contract terminations:
    Surrender benefits and contract charges                (313)           (256)        (29,926)           (899)         (1,679)
    Death benefits                                           --              --         (16,993)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         46,786              --       2,393,082         285,064         296,377
===============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               PINT2           PGIS1           PGIS2           PNDS1           PNDS2
OPERATIONS
Investment income (loss)-- net                     $        288    $     (8,147)   $        (22)   $       (367)   $       (238)
Net realized gain (loss) on sales of investments           (465)        (73,024)         (2,233)         (4,574)           (684)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (13,300)       (233,248)            418          (8,168)         (7,273)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (13,477)       (314,419)         (1,837)   $    (13,109)         (8,195)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               22,585         169,839              --          16,562           6,542
Net transfers(1)                                         30,288          80,886          (4,332)          1,274           6,997
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges              (1,013)        (58,382)           (189)           (302)           (214)
    Death benefits                                           --          (3,080)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           51,860         189,263          (4,521)         17,534          13,325
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          26,269       1,184,099           7,488          23,789          18,342
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     64,652    $  1,058,943    $      1,130    $     28,214    $     23,472
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   29,059       1,377,117           8,690          18,351          14,098
Contract purchase payments                               24,535         211,550              --          13,755           5,414
Net transfers(1)                                         36,565          73,774          (6,734)            394           7,498
Contract terminations:
    Surrender benefits and contract charges              (1,325)        (81,022)           (277)           (261)           (245)
    Death benefits                                           --          (3,726)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         88,834       1,577,693           1,679          32,239          26,765
===============================================================================================================================


See accompanying notes to financial statements.


    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               PTRS1           PTRS2           PUTS1           PUTS2          PGIN1
OPERATIONS
Investment income (loss)-- net                     $        324    $        167    $     19,952    $        392    $      1,557
Net realized gain (loss) on sales of investments         (7,277)           (279)       (356,291)         (1,675)        (22,418)
Distributions from capital gains                          1,215             529              --              --           6,047
Net change in unrealized appreciation or
  depreciation of investments                            (4,104)         (3,076)        (74,067)         (6,910)       (260,254)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (9,842)         (2,659)       (410,406)         (8,193)       (275,068)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                9,979             990         137,148           2,698         259,527
Net transfers(1)                                            622          11,340        (296,048)         (2,392)        365,466
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges              (8,696)           (371)       (110,265)           (208)        (58,797)
    Death benefits                                           --          (2,087)             --              --          (1,867)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            1,905           9,872        (269,165)             98         564,329
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          86,782          40,800       1,801,016          33,043         918,483
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     78,845    $     48,013    $  1,121,445    $     24,948    $  1,207,744
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   76,585          35,928       1,998,687          36,581         963,282
Contract purchase payments                                9,394             901         198,658           3,489         276,221
Net transfers(1)                                         (3,444)         10,690        (404,917)         (3,595)        416,472
Contract terminations:
    Surrender benefits and contract charges              (8,198)           (347)       (161,352)           (306)        (71,011)
    Death benefits                                           --          (2,051)             --              --          (1,940)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         74,337          45,121       1,631,076          36,169       1,583,024
===============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               PGIN2           PINC1           PINC2           PIGR1           PIGR2
OPERATIONS
Investment income (loss)-- net                     $      1,066    $        949    $        635    $    (16,600)   $       (532)
Net realized gain (loss) on sales of investments         (5,039)             15              37        (268,143)         (3,846)
Distributions from capital gains                          1,801              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (73,541)          4,031             912        (548,102)        (29,615)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (75,713)          4,995           1,584        (832,845)        (33,993)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               19,662          48,093              --         493,290          11,504
Net transfers(1)                                         70,976          10,537          15,426        (151,461)         43,429
Annuity payments                                             --              --              --          (1,800)             --
Contract terminations:
    Surrender benefits and contract charges              (9,020)           (336)           (307)       (102,187)        (15,825)
    Death benefits                                       (1,598)             --              --         (12,196)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           80,020          58,294          15,119         225,646          39,108
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         305,610          31,376          17,475       4,269,371         155,672
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    309,917    $     94,665    $     34,178    $  3,662,172    $    160,787
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  319,822          27,983          15,554       4,730,889         172,640
Contract purchase payments                               21,239          42,313              --         612,600          13,047
Net transfers(1)                                         77,392           9,251          13,216        (200,488)         51,688
Contract terminations:
    Surrender benefits and contract charges             (11,258)           (298)           (256)       (132,342)        (18,295)
    Death benefits                                       (2,272)             --              --         (16,573)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        404,923          79,249          28,514       4,994,086         219,080
===============================================================================================================================


See accompanying notes to financial statements.


    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                           SEGREGATED
                                                              ASSET
                                                          SUBACCOUNTS
                                                   --------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)               PVIS1          PVIS2
OPERATIONS
Investment income (loss)-- net                     $   (30,352)   $    (1,133)
Net realized gain (loss) on sales of investments      (545,931)        (2,367)
Distributions from capital gains                            --             --
Net change in unrealized appreciation or
  depreciation of investments                         (394,271)       (34,162)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           (970,554)       (37,662)
=============================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              53,750         31,592
Net transfers(1)                                      (426,572)        26,354
Annuity payments                                        (1,109)            --
Contract terminations:
    Surrender benefits and contract charges            (78,978)          (199)
    Death benefits                                      (5,040)            --
-----------------------------------------------------------------------------
Increase (decrease) from contract transactions        (457,949)        57,747
-----------------------------------------------------------------------------
Net assets at beginning of year                      3,271,791         83,982
-----------------------------------------------------------------------------
Net assets at end of year                          $ 1,843,288    $   104,067
=============================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               4,035,168        103,683
Contract purchase payments                              69,135         47,208
Net transfers(1)                                      (649,826)        36,709
Contract terminations:
    Surrender benefits and contract charges           (128,151)          (347)
    Death benefits                                      (9,115)            --
-----------------------------------------------------------------------------
Units outstanding at end of year                     3,317,211        187,253
=============================================================================

(1)Includes transfer activity from (to) other subaccounts and transfers from
   (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001                           PBCA1           PBCA2           PBND1           PBND2           PCMG1
OPERATIONS
Investment income (loss)-- net                     $     (2,307)   $        (14)   $      4,669    $        553    $     13,308
Net realized gain (loss) on sales of investments         (5,932)         (2,223)            269             (37)             (1)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                           (49,800)          2,193             398            (183)            (59)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (58,039)            (44)          5,336             333          13,248
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              257,851           1,480              --          29,483         538,610
Net transfers(1)                                        363,503              --          21,723          (3,000)      1,985,789
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges              (6,368)        (16,252)         (1,903)             (1)        (22,079)
    Death benefits                                       (2,728)             --              --              --         (92,794)
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          612,258         (14,772)         19,820          26,482       2,409,526
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         192,218          16,411          85,549             270             366
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    746,437    $      1,595    $    110,705    $     27,085    $  2,423,140
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  200,191          17,072          81,583             257             350
Contract purchase payments                              303,250           1,753              --          26,660         503,480
Net transfers(1)                                        450,806              --          19,467          (2,707)      1,854,182
Contract terminations:
    Surrender benefits and contract charges              (7,745)        (16,815)         (1,756)             (1)        (20,569)
    Death benefits                                       (3,541)             --              --              --         (87,359)
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        942,961           2,010          99,294          24,209       2,250,084
===============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               PCMG2           PDEI1           PDEI2           PEXI1           PEXI2
OPERATIONS
Investment income (loss)-- net                     $      1,568    $       (487)   $          1    $     50,618    $      1,091
Net realized gain (loss) on sales of investments              1          30,923              57          (1,290)            (80)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                                (2)            870              72         (39,727)           (459)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               1,567          31,306             130           9,601             552
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              302,309         139,247          26,025         466,319          28,044
Net transfers(1)                                         52,776         407,388              --          53,086           9,741
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges             (51,079)       (477,380)             (1)         (1,010)             (1)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          304,006          69,255          26,024         518,395          37,784
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             271         243,860             260         256,973             237
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    305,844    $    344,421    $     26,414    $    784,969    $     38,573
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      259         244,084             260         278,460             258
Contract purchase payments                              282,279         142,415          25,897         487,499          29,644
Net transfers(1)                                         48,902         406,604              --          55,990          10,334
Contract terminations:
    Surrender benefits and contract charges             (47,497)       (451,275)             (1)         (1,053)             (1)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        283,943         341,828          26,156         820,896          40,235
===============================================================================================================================


See accompanying notes to financial statements


    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               PMGD1           PMGD2           PNDM1           PNDM2           PSCA1
OPERATIONS
Investment income (loss)-- net                     $        786    $      1,125    $    (26,453)   $       (245)   $     (2,116)
Net realized gain (loss) on sales of investments         (1,498)           (515)       (102,902)         (3,024)         (3,902)
Distributions from capital gains                             --              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                            (2,465)         (4,552)       (331,473)           (907)          4,081
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (3,177)         (3,942)       (460,828)         (4,176)         (1,937)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               41,054         167,110         607,529          16,498          74,236
Net transfers(1)                                         94,796          (5,262)      1,266,355          31,931         123,390
Annuity payments                                             --              --          (7,793)             --              --
Contract terminations:
    Surrender benefits and contract charges                (231)           (567)       (459,875)         (4,735)           (715)
    Death benefits                                           --              --          (9,657)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          135,619         161,281       1,396,559          43,694         196,911
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           5,530           1,307       2,069,454           9,721          96,953
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    137,972    $    158,646    $  3,005,185    $     49,239    $    291,927
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    5,329           1,259       1,936,840           9,391          84,733
Contract purchase payments                               41,697         174,458         687,507          18,045          70,449
Net transfers(1)                                        103,803          (2,393)      1,355,496          36,954         121,935
Contract terminations:
    Surrender benefits and contract charges                (260)           (596)       (490,439)         (6,530)           (757)
    Death benefits                                           --              --         (11,149)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        150,569         172,728       3,478,255          57,860         276,360
===============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               PSCA2           PCAP1           PCAP2           PVAL1           PVAL2
OPERATIONS
Investment income (loss)-- net                     $        (70)   $    (25,375)   $       (491)   $    (67,904)   $       (802)
Net realized gain (loss) on sales of investments           (121)        (52,626)         (6,006)        (26,952)         (1,242)
Distributions from capital gains                             --         221,162           4,937         166,768           4,151
Net change in unrealized appreciation or
  depreciation of investments                                24        (605,087)         (7,131)       (994,452)         (6,956)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (167)       (461,926)         (8,691)       (922,540)         (4,849)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               14,519         656,096          19,794       1,873,268         189,814
Net transfers(1)                                         (2,600)      1,454,129          38,284       3,183,434          37,182
Annuity payments                                             --              --              --          (8,665)             --
Contract terminations:
    Surrender benefits and contract charges                  (1)        (42,508)        (15,595)       (157,811)           (553)
    Death benefits                                           --         (17,419)             --         (27,521)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           11,918       2,050,298          42,483       4,862,705         226,443
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             290       1,227,517          31,795       4,481,502             241
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     12,041    $  2,815,889    $     65,587    $  8,421,667    $    221,835
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      253       1,103,466          28,576       4,768,669             257
Contract purchase payments                               13,689         734,564          21,464       2,226,586         223,886
Net transfers(1)                                         (2,565)      1,575,441          43,524       3,588,051          50,056
Contract terminations:
    Surrender benefits and contract charges                  (1)        (48,474)        (15,829)       (197,315)           (667)
    Death benefits                                           --         (19,742)             --         (33,942)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         11,376       3,345,255          77,735      10,352,049         273,532
===============================================================================================================================


See accompanying notes to financial statements.


    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               PBAL1           PBAL2           PGRO1           PGRO2           PGRI1
OPERATIONS
Investment income (loss)-- net                     $        180    $       (320)   $     (4,689)   $     (1,533)   $     (1,217)
Net realized gain (loss) on sales of investments         (3,550)           (504)         (2,479)        (15,875)         (2,301)
Distributions from capital gains                             --              --          27,823           8,197           3,531
Net change in unrealized appreciation or
  depreciation of investments                             5,701             (64)       (100,009)        (20,212)         (4,591)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                               2,331            (888)        (79,354)        (29,423)         (4,578)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              151,530          63,238          61,111          26,863         245,551
Net transfers(1)                                        109,645          (7,101)         17,386          32,652          50,765
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges              (1,126)             (1)         (2,400)        (34,764)         (1,203)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          260,049          56,136          76,097          24,751         295,113
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          63,581             187         372,281         131,240          83,031
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    325,961    $     55,435    $    369,024    $    126,568    $    373,566
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   66,212             195         364,993         128,505          85,110
Contract purchase payments                              164,868          67,154          63,404          27,138         284,144
Net transfers(1)                                        119,900          (7,996)         19,689          36,062          57,342
Contract terminations:
    Surrender benefits and contract charges              (1,220)             (1)         (2,771)        (39,324)         (1,350)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        349,760          59,352         445,315         152,381         425,246
===============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               PGRI2           PMDC1           PMDC2           PSMC1           PSMC2
OPERATIONS
Investment income (loss)-- net                     $       (353)   $    (12,434)   $     (1,607)   $    (16,178)   $       (912)
Net realized gain (loss) on sales of investments           (634)         (3,892)           (871)        (41,339)         (5,560)
Distributions from capital gains                            211              --              --              --              --
Net change in unrealized appreciation or
  depreciation of investments                               160          68,189          13,574         (94,204)         10,255
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (616)         51,863          11,096        (151,721)          3,783
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               29,935         857,985         100,906         916,633          57,133
Net transfers(1)                                         47,435         717,729         198,727       1,089,825         193,699
Annuity payments                                             --            (223)             --          (1,996)             --
Contract terminations:
    Surrender benefits and contract charges                  (1)         (6,784)        (13,694)        (12,134)        (15,036)
    Death benefits                                           --              --              --          (3,666)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           77,369       1,568,707         285,939       1,988,662         235,796
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           2,646         335,409          18,396       1,047,234          25,218
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     79,399    $  1,955,979    $    315,431    $  2,884,175    $    264,797
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    2,710         205,505          11,257         854,767          20,864
Contract purchase payments                               33,082         573,561          66,963         929,167          53,904
Net transfers((1)                                        54,420         481,045         133,058       1,076,833         199,638
Contract terminations:
    Surrender benefits and contract charges                  (1)         (6,135)         (9,213)        (12,748)        (12,957)
    Death benefits                                           --              --              --          (3,898)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         90,211       1,253,976         202,065       2,844,121         261,449
===============================================================================================================================


See accompanying notes to financial statements.


    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               PVAS1           PVAS2           PMSS1           PMSS2           PINT1
OPERATIONS
Investment income (loss)-- net                     $        (12)   $         (3)   $       (201)   $         (9)   $        317
Net realized gain (loss) on sales of investments           (199)              1          (1,040)           (462)           (469)
Distributions from capital gains                             60               8           3,119             945           7,554
Net change in unrealized appreciation or
  depreciation of investments                               215              35            (720)          1,986          (9,506)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  64              41           1,158           2,460          (2,104)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                2,501              --         125,964           6,982          89,206
Net transfers(1)                                             21              --         180,043          61,433          26,214
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                  (2)             (1)           (110)             (1)            (23)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            2,520              (1)        305,897          68,414         115,397
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             332             332             402           5,754          17,797
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $      2,916    $        372    $    307,457    $     76,628    $    131,090
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      258             258             347           4,978          16,372
Contract purchase payments                                1,678              --         102,958           5,998         100,861
Net transfers(1)                                             80              --         148,365          51,586          28,146
Contract terminations:
    Surrender benefits and contract charges                  (1)             (2)            (89)             (1)            (26)
    Death benefits                                           --              --              --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          2,015             256         251,581          62,561         145,353
===============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               PINT2           PGIS1           PGIS2           PNDS1           PNDS2
OPERATIONS
Investment income (loss)-- net                     $        500    $     (6,257)   $        (45)   $       (278)   $       (231)
Net realized gain (loss) on sales of investments         (1,409)         (5,696)         (1,130)           (509)         (3,792)
Distributions from capital gains                          5,861          12,377             270             726             665
Net change in unrealized appreciation or
  depreciation of investments                            (8,404)       (104,502)           (796)         (1,487)            777
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                              (3,452)       (104,078)         (1,701)         (1,548)         (2,581)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               15,951         616,707           7,993             375           3,200
Net transfers(1)                                            573         389,510          (6,556)          2,016           3,412
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges                (372)         (3,001)           (549)         (2,912)         (5,052)
    Death benefits                                           --         (20,503)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           16,152         982,713             888            (521)          1,560
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          13,569         305,464           8,301          25,858          19,363
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     26,269    $  1,184,099    $      7,488    $     23,789    $     18,342
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   12,464         294,918           8,002          18,709          13,994
Contract purchase payments                               15,822         678,913           8,431             276           2,591
Net transfers(1)                                          1,150         430,409          (7,146)          1,625           2,480
Contract terminations:
    Surrender benefits and contract charges                (377)         (3,384)           (597)         (2,259)         (4,967)
    Death benefits                                           --         (23,739)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         29,059       1,377,117           8,690          18,351          14,098
===============================================================================================================================


See accompanying notes to financial statements.


    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               PTRS1           PTRS2           PUTS1           PUTS2           PGIN1
OPERATIONS
Investment income (loss)-- net                     $        708    $       (122)   $     35,364    $        384    $     (2,305)
Net realized gain (loss) on sales of investments           (102)             (4)        (87,154)         (5,020)           (271)
Distributions from capital gains                          2,522             232         149,917           1,799           2,181
Net change in unrealized appreciation or
  depreciation of investments                            (3,407)           (449)       (627,464)         (6,122)        (23,691)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                (279)           (343)       (529,337)         (8,959)        (24,086)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                               58,765          40,781         486,727          23,021         396,851
Net transfers(1)                                          2,806              --         598,814          14,222         398,967
Annuity payments                                             --              --              --              --              --
Contract terminations:
    Surrender benefits and contract charges              (2,817)         (7,036)        (62,914)         (5,969)         (3,916)
    Death benefits                                           --              --         (27,827)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           58,754          33,745         994,800          31,274         791,902
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          28,307           7,398       1,335,553          10,728         150,667
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $     86,782    $     40,800    $  1,801,016    $     33,043    $    918,483
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   24,729           6,455       1,109,068           8,898         146,043
Contract purchase payments                               51,857          35,671         474,991          23,086         405,472
Net transfers(1)                                          2,489              --         504,534          11,121         415,841
Contract terminations:
    Surrender benefits and contract charges              (2,490)         (6,198)        (61,396)         (6,524)         (4,074)
    Death benefits                                           --              --         (28,510)             --              --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         76,585          35,928       1,998,687          36,581         963,282
===============================================================================================================================

                                                                           SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)               PGIN2           PINC1           PINC2           PIGR1           PIGR2
OPERATIONS
Investment income (loss)-- net                     $       (855)   $        435    $        928    $    (35,497)   $       (856)
Net realized gain (loss) on sales of investments         (5,233)              1              14         (51,511)         (2,685)
Distributions from capital gains                          1,001              --              --         356,855           4,899
Net change in unrealized appreciation or
  depreciation of investments                           (11,363)             35              57      (1,078,665)        (15,534)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                             (16,450)            471             999        (808,818)        (14,176)
===============================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                              295,755           7,307              --       1,091,340          45,756
Net transfers(1)                                        (22,430)         18,236              --       1,176,748         104,223
Annuity payments                                             --              --              --          (2,347)             --
Contract terminations:
    Surrender benefits and contract charges             (12,566)             (7)             (1)        (43,016)        (14,606)
    Death benefits                                           --              --              --         (14,376)             --
-------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          260,759          25,536              (1)      2,208,349         135,373
-------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          61,301           5,369          16,477       2,869,840          34,475
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $    305,610    $     31,376    $     17,475    $  4,269,371    $    155,672
===============================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   59,354           5,071          15,555       2,473,705          30,004
Contract purchase payments                              297,351           6,420              --       1,136,371          46,274
Net transfers(1)                                        (24,151)         16,498              --       1,181,046         109,970
Contract terminations:
    Surrender benefits and contract charges             (12,732)             (6)             (1)        (45,164)        (13,608)
    Death benefits                                           --              --              --         (15,069)             --
-------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        319,822          27,983          15,554       4,730,889         172,640
===============================================================================================================================


See accompanying notes to financial statements.


    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

STATEMENTS OF CHANGES IN NET ASSETS

                                                           SEGREGATED
                                                             ASSET
                                                          SUBACCOUNTS
                                                   --------------------------
YEAR ENDED DECEMBER 31, 2001 (CONTINUED)              PVIS1          PVIS2
OPERATIONS
Investment income (loss)-- net                     $   (33,164)   $      (606)
Net realized gain (loss) on sales of investments      (116,774)        (5,433)
Distributions from capital gains                       271,241          4,532
Net change in unrealized appreciation or
  depreciation of investments                       (1,147,088)       (14,031)
-----------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (1,025,785)       (15,538)
=============================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                             755,000         28,902
Net transfers(1)                                     1,364,562         53,772
Annuity payments                                        (1,701)            --
Contract terminations:
    Surrender benefits and contract charges            (38,964)        (6,489)
    Death benefits                                     (11,196)            --
-----------------------------------------------------------------------------
Increase (decrease) from contract transactions       2,067,701         76,185
-----------------------------------------------------------------------------
Net assets at beginning of year                      2,229,875         23,335
-----------------------------------------------------------------------------
Net assets at end of year                          $ 3,271,791    $    83,982
=============================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,798,081         18,926
Contract purchase payments                             817,851         30,695
Net transfers(1)                                     1,487,061         62,143
Contract terminations:
    Surrender benefits and contract charges            (54,736)        (8,081)
    Death benefits                                     (13,089)            --
-----------------------------------------------------------------------------
Units outstanding at end of year                     4,035,168        103,683
=============================================================================

(1)Includes transfer activity from (to) other subaccounts and transfers from
   (to) American Enterprise Life's fixed account.

See accompanying notes to financial statements.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

American Enterprise Variable Annuity Account (the Account) was established under Indiana law and the subaccounts are registered together as a single unit investment trust of American Enterprise Life Insurance Company (American Enterprise Life) under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Indiana.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following mutual funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The subaccounts' investments in shares of the Funds as of Dec. 31, 2002 were as follows:


SUBACCOUNT        INVESTS EXCLUSIVELY IN SHARES OF                                           SHARES
----------------------------------------------------------------------------------------------------
PBCA1             AXP(R) Variable Portfolio - Blue Chip Advantage Fund                        92,820
PBCA2             AXP(R) Variable Portfolio - Blue Chip Advantage Fund                           256
PBND1             AXP(R) Variable Portfolio - Bond Fund(1)                                    19,723
PBND2             AXP(R) Variable Portfolio - Bond Fund(1)                                     3,559
PCMG1             AXP(R) Variable Portfolio - Cash Management Fund                         2,708,469
PCMG2             AXP(R) Variable Portfolio - Cash Management Fund                           173,163

PDEI1             AXP(R) Variable Portfolio - Diversified Equity Income Fund                  53,876
PDEI2             AXP(R) Variable Portfolio - Diversified Equity Income Fund                   2,508
PEXI1             AXP(R) Variable Portfolio - Extra Income Fund(2)                           157,172
PEXI2             AXP(R) Variable Portfolio - Extra Income Fund(2)                            15,011
PMGD1             AXP(R) Variable Portfolio - Managed Fund                                    11,804
PMGD2             AXP(R) Variable Portfolio - Managed Fund                                     8,917

PNDM1             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                         219,701
PNDM2             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                          17,981
PSCA1             AXP(R) Variable Portfolio - Small Cap Advantage Fund                        36,508
PSCA2             AXP(R) Variable Portfolio - Small Cap Advantage Fund                         3,243
PCAP1             AIM V.I. Capital Appreciation Fund, Series I Shares                        120,481
PCAP2             AIM V.I. Capital Appreciation Fund, Series I Shares                          5,024

PVAL1             AIM V.I. Premier Equity Fund, Series I Shares                              344,053
PVAL2             AIM V.I. Premier Equity Fund, Series I Shares                               14,518
PBAL1             Fidelity(R) VIP Balanced Portfolio Service Class                            35,412
PBAL2             Fidelity(R) VIP Balanced Portfolio Service Class                             4,759
PGRO1             Fidelity(R) VIP Growth Portfolio Service Class                               5,098
PGRO2             Fidelity(R) VIP Growth Portfolio Service Class                               3,902

PGRI1             Fidelity(R) VIP Growth & Income Portfolio Service Class                     29,108
PGRI2             Fidelity(R) VIP Growth & Income Portfolio Service Class                      9,752
PMDC1             Fidelity(R) VIP Mid Cap Portfolio Service Class                            143,759
PMDC2             Fidelity(R) VIP Mid Cap Portfolio Service Class                             23,760
PSMC1             FTVIPT Franklin Small Cap Fund - Class 2                                   256,754
PSMC2             FTVIPT Franklin Small Cap Fund - Class 2                                    30,666

PVAS1             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                    6,308
PVAS2             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                       --
PMSS1             FTVIPT Mutual Shares Securities Fund - Class 2                             211,894
PMSS2             FTVIPT Mutual Shares Securities Fund - Class 2                              25,324
PINT1             FTVIPT Templeton Foreign Securities Fund - Class 2(3)                       22,824
PINT2             FTVIPT Templeton Foreign Securities Fund - Class 2(3)                        6,863

PGIS1             MFS(R) Investors Trust Series - Initial Class                               78,615
PGIS2             MFS(R) Investors Trust Series - Initial Class                                   84
PNDS1             MFS(R) New Discovery Series - Initial Class                                  2,700
PNDS2             MFS(R) New Discovery Series - Initial Class                                  2,248
PTRS1             MFS(R) Total Return Series - Initial Class                                   4,600
PTRS2             MFS(R) Total Return Series - Initial Class                                   2,801

PUTS1             MFS(R) Utilities Series - Initial Class                                     93,221
PUTS2             MFS(R) Utilities Series - Initial Class                                      2,074
PGIN1             Putnam VT Growth and Income Fund - Class IB Shares                          64,793
PGIN2             Putnam VT Growth and Income Fund - Class IB Shares                          16,626
PINC1             Putnam VT Income Fund - Class IB Shares                                      7,344
PINC2             Putnam VT Income Fund - Class IB Shares                                      2,651


    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

SUBACCOUNT        INVESTS EXCLUSIVELY IN SHARES OF                                           SHARES
----------------------------------------------------------------------------------------------------
PIGR1             Putnam VT International Equity Fund - Class IB Shares                      362,591
                     (previously Putnam VT International Growth Fund - Class IB Shares)
PIGR2             Putnam VT International Equity Fund - Class IB Shares                       15,920
                     (previously Putnam VT International Growth Fund - Class IB Shares)
PVIS1             Putnam VT Vista Fund - Class IB Shares                                     234,217
PVIS2             Putnam VT Vista Fund - Class IB Shares                                      13,223


(1) Effective June 27, 2003, AXP(R) Variable Portfolio - Bond Fund will change its name to AXP(R) Variable Portfolio - Diversified Bond Fund.

(2) Effective June 27, 2003, AXP(R) Variable Portfolio - Extra Income Fund will change its name to AXP(R) Variable Portfolio - High Yield Bond Fund.

(3) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Enterprise Life.


American Enterprise Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

VARIABLE PAYOUT

Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the respective states. The mortality risk is fully borne by American Enterprise Life and may result in additional amounts being transferred into the variable annuity account by American Enterprise Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

FEDERAL INCOME TAXES


American Enterprise Life is taxed as a life insurance company. The Account is treated as part of American Enterprise Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.


3. VARIABLE ACCOUNT EXPENSES

American Enterprise Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. American Enterprise Life deducts a daily mortality and expense risk fee equal, on an annual basis, to a range from 1.00% to 1.10% of the average daily net assets of each subaccount, depending on the contract and death benefit option selected. American Enterprise Life also deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Enterprise Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

4. CONTRACT CHARGES

American Enterprise Life deducts a contract administrative charge of $30 to $40 per year depending upon the product selected. This charge reimburses American Enterprise Life for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

An optional benefit protector death benefit rider, benefit protector plus death benefit rider and performance credit rider are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES

American Enterprise Life will use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. A withdrawal charge of up to 8% may be deducted for withdrawals up to the first eight payment years following a purchase payment, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Charges by American Enterprise Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $2,774,431 in 2002 and $1,749,013 in 2001. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Enterprise Life.

6. RELATED PARTY TRANSACTIONS


Management fees were paid indirectly to IDS Life Insurance Company (IDS Life), in its capacity as investment manager for the American Express(R) Variable Portfolio Funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:


FUND                                                                               PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                               0.560 to 0.470%
AXP(R) Variable Portfolio - Bond Fund                                              0.610 to 0.535%
AXP(R) Variable Portfolio - Cash Management Fund                                   0.510 to 0.440%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                         0.560 to 0.470%
AXP(R) Variable Portfolio - Extra Income Fund                                      0.620 to 0.545%
AXP(R) Variable Portfolio - Managed Fund                                           0.630 to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                 0.630 to 0.570%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                               0.790 to 0.650%

For the following Funds the fee may be adjusted upward or downward by a performance incentive adjustment. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets. Effective Dec. 1, 2002, the performance incentive adjustment was added to some of the funds and the maximum changed for others.


                                                                       MAXIMUM                 MAXIMUM
                                                                     ADJUSTMENT               ADJUSTMENT
FUND                                                          (PRIOR TO DEC. 1, 2002)    (AFTER DEC. 1, 2002)
-------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                    0.08%                      0.12%
AXP(R) Variable Portfolio - Diversified Equity Income Fund              0.08%                      0.12%
AXP(R) Variable Portfolio - Managed Fund                                 N/A                       0.08%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                       N/A                       0.12%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                    0.12%                      0.12%



IDS Life, in turn, paid to American Express Financial Corporation (AEFC) a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.25% for each Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.


    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:


FUND                                                                              PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                              0.040% to 0.020%
AXP(R) Variable Portfolio - Bond Fund                                             0.050% to 0.025%
AXP(R) Variable Portfolio - Cash Management Fund                                  0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                        0.040% to 0.020%
AXP(R) Variable Portfolio - Extra Income Fund                                     0.050% to 0.025%
AXP(R) Variable Portfolio - Managed Fund                                          0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                0.050% to 0.030%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                              0.060% to 0.035%


The American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.


7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2002 were as follows:

SUBACCOUNT        INVESTMENT                                                                PURCHASES
PBCA1             AXP(R) Variable Portfolio - Blue Chip Advantage Fund                     $   238,024
PBCA2             AXP(R) Variable Portfolio - Blue Chip Advantage Fund                             572
PBND1             AXP(R) Variable Portfolio - Bond Fund                                        177,673
PBND2             AXP(R) Variable Portfolio - Bond Fund                                         16,186
PCMG1             AXP(R) Variable Portfolio - Cash Management Fund                           2,965,671
PCMG2             AXP(R) Variable Portfolio - Cash Management Fund                              53,714

PDEI1             AXP(R) Variable Portfolio - Diversified Equity Income Fund                   279,597
PDEI2             AXP(R) Variable Portfolio - Diversified Equity Income Fund                     2,272
PEXI1             AXP(R) Variable Portfolio - Extra Income Fund                                386,592
PEXI2             AXP(R) Variable Portfolio - Extra Income Fund                                 66,555
PMGD1             AXP(R) Variable Portfolio - Managed Fund                                      58,861
PMGD2             AXP(R) Variable Portfolio - Managed Fund                                      52,495

PNDM1             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                         1,410,712
PNDM2             AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                           231,235
PSCA1             AXP(R) Variable Portfolio - Small Cap Advantage Fund                         203,976
PSCA2             AXP(R) Variable Portfolio - Small Cap Advantage Fund                          28,889
PCAP1             AIM V.I. Capital Appreciation Fund, Series I Shares                          558,554
PCAP2             AIM V.I. Capital Appreciation Fund, Series I Shares                           48,327

PVAL1             AIM V.I. Premier Equity Fund, Series I Shares                              1,583,386
PVAL2             AIM V.I. Premier Equity Fund, Series I Shares                                122,017
PBAL1             Fidelity(R) VIP Balanced Portfolio Service Class                             247,164
PBAL2             Fidelity(R) VIP Balanced Portfolio Service Class                              10,659
PGRO1             Fidelity(R) VIP Growth Portfolio Service Class                                 6,810
PGRO2             Fidelity(R) VIP Growth Portfolio Service Class                                23,907

PGRI1             Fidelity(R) VIP Growth & Income Portfolio Service Class                       96,583
PGRI2             Fidelity(R) VIP Growth & Income Portfolio Service Class                       60,459
PMDC1             Fidelity(R) VIP Mid Cap Portfolio Service Class                            1,320,425
PMDC2             Fidelity(R) VIP Mid Cap Portfolio Service Class                              219,473
PSMC1             FTVIPT Franklin Small Cap Fund - Class 2                                   1,779,550
PSMC2             FTVIPT Franklin Small Cap Fund - Class 2                                     288,412

PVAS1             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                     65,380
PVAS2             FTVIPT Franklin Small Cap Value Securities Fund - Class 2                         11
PMSS1             FTVIPT Mutual Shares Securities Fund - Class 2                             2,872,137
PMSS2             FTVIPT Mutual Shares Securities Fund - Class 2                               319,160
PINT1             FTVIPT Templeton Foreign Securities Fund - Class 2                           132,946
PINT2             FTVIPT Templeton Foreign Securities Fund - Class 2                            53,773

PGIS1             MFS(R) Investors Trust Series - Initial Class                                447,092
PGIS2             MFS(R) Investors Trust Series - Initial Class                                     75
PNDS1             MFS(R) New Discovery Series - Initial Class                                   27,295
PNDS2             MFS(R) New Discovery Series - Initial Class                                   15,922
PTRS1             MFS(R) Total Return Series - Initial Class                                    57,328
PTRS2             MFS(R) Total Return Series - Initial Class                                    13,527

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

SUBACCOUNT        INVESTMENT                                                                PURCHASES
PUTS1             MFS(R) Utilities Series - Initial Class                                  $   312,384
PUTS2             MFS(R) Utilities Series - Initial Class                                        3,514
PGIN1             Putnam VT Growth and Income Fund - Class IB Shares                           690,760
PGIN2             Putnam VT Growth and Income Fund - Class IB Shares                           105,627
PINC1             Putnam VT Income Fund - Class IB Shares                                       61,271
PINC2             Putnam VT Income Fund - Class IB Shares                                       16,334

PIGR1             Putnam VT International Equity Fund - Class IB Shares                        842,421
                     (previously Putnam VT International Growth Fund - Class IB Shares)
PIGR2             Putnam VT International Equity Fund - Class IB Shares                         64,267
                     (previously Putnam VT International Growth Fund - Class IB Shares)
PVIS1             Putnam VT Vista Fund - Class IB Shares                                       202,845
PVIS2             Putnam VT Vista Fund - Class IB Shares                                        63,142

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                                       PBCA1        PBCA2      PBND1      PBND2      PCMG1      PCMG2       PDEI1       PDEI2
                                      -------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $   0.96    $   0.96   $   1.05   $   1.05   $   1.05   $   1.05    $   1.00    $   1.00
At Dec. 31, 2001                      $   0.79    $   0.79   $   1.11   $   1.12   $   1.08   $   1.08    $   1.01    $   1.01
At Dec. 31, 2002                      $   0.60    $   0.61   $   1.16   $   1.17   $   1.08   $   1.08    $   0.81    $   0.81
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                           943           2         99         24      2,250        284         342          26
At Dec. 31, 2002                           964           3        179         32      2,516        161         536          25
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $    746    $      2   $    111   $     27   $  2,423   $    306    $    344    $     26
At Dec. 31, 2002                      $    583    $      2   $    208   $     37   $  2,707   $    173    $    432    $     20
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          0.73%       0.35%      6.43%      6.27%      2.64%      2.63%       1.07%       1.17%
For the year ended Dec. 31, 2002          0.77%       0.80%      5.09%      5.11%      1.17%      1.17%       1.56%       1.53%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          1.25%       1.15%      1.25%      1.15%      1.25%      1.15%       1.25%       1.15%
For the year ended Dec. 31, 2002          1.25%       1.15%      1.25%      1.15%      1.25%      1.15%       1.25%       1.15%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        (17.71%)    (17.71%)     5.71%      6.67%      2.86%      2.86%       1.00%       1.00%
For the year ended Dec. 31, 2002        (24.05%)    (22.78%)     4.50%      4.46%      0.00%      0.00%     (19.80%)    (19.80%)
---------------------------------------------------------------------------------------------------------------------------------

                                        PEXI1       PEXI2
                                      --------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $   0.92    $   0.92
At Dec. 31, 2001                      $   0.96    $   0.96
At Dec. 31, 2002                      $   0.88    $   0.89
----------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                           821          40
At Dec. 31, 2002                         1,027          96
----------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $    785    $     39
At Dec. 31, 2002                      $    907    $     85
----------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001         10.79%      10.64%
For the year ended Dec. 31, 2002          7.73%       7.65%
----------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          1.25%       1.15%
For the year ended Dec. 31, 2002          1.25%       1.15%
----------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001          4.35%       4.35%
For the year ended Dec. 31, 2002         (8.33%)     (7.29%)
----------------------------------------------------------

                                        PMGD1      PMGD2      PNDM1      PNDM2      PSCA1      PSCA2      PCAP1      PCAP2
                                      ---------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $   1.04   $   1.04   $   1.03   $   1.04   $   1.14   $   1.15   $   1.11   $   1.11
At Dec. 31, 2001                      $   0.92   $   0.92   $   0.85   $   0.85   $   1.06   $   1.06   $   0.84   $   0.84
At Dec. 31, 2002                      $   0.79   $   0.79   $   0.66   $   0.66   $   0.87   $   0.87   $   0.63   $   0.63
-----------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                           151        173      3,478         58        276         11      3,345         78
At Dec. 31, 2002                           179        135      4,063        339        366         32      3,148        131
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $    138   $    159   $  3,005   $     49   $    292   $     12   $  2,816   $     66
At Dec. 31, 2002                      $    141   $    107   $  2,696   $    223   $    317   $     28   $  1,980   $     83
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          2.34%      2.49%      0.24%      0.30%        --         --         --         --
For the year ended Dec. 31, 2002          2.59%      2.56%      0.51%      0.55%        --         --         --         --
-----------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          1.25%      1.15%      1.25%      1.15%      1.25%      1.15%      1.25%      1.15%
For the year ended Dec. 31, 2002          1.25%      1.15%      1.25%      1.15%      1.25%      1.15%      1.25%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        (11.54%)   (11.54%)   (17.48%)   (18.27%)    (7.02%)    (7.83%)   (24.32%)   (24.32%)
For the year ended Dec. 31, 2002        (14.13%)   (14.13%)   (22.35%)   (22.35%)   (17.92%)   (17.92%)   (25.00%)   (25.00%)
-----------------------------------------------------------------------------------------------------------------------------

                                        PVAL1     PVAL2
                                      -------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $   0.94   $   0.94
At Dec. 31, 2001                      $   0.81   $   0.81
At Dec. 31, 2002                      $   0.56   $   0.56
---------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                        10,352        274
At Dec. 31, 2002                         9,970        422
---------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $  8,422   $    222
At Dec. 31, 2002                      $  5,581   $    235
---------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          0.17%      0.29%
For the year ended Dec. 31, 2002          0.32%      0.39%
---------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          1.25%      1.15%
For the year ended Dec. 31, 2002          1.25%      1.15%
---------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        (13.83%)   (13.83%)
For the year ended Dec. 31, 2002        (30.86%)   (30.86%)
---------------------------------------------------------

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

                                        PBAL1      PBAL2      PGRO1      PGRO2      PGRI1      PGRI2      PMDC1      PMDC2
                                      ---------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $   0.96   $   0.96   $   1.02   $   1.02   $   0.98   $   0.98   $   1.63   $   1.63
At Dec. 31, 2001                      $   0.93   $   0.93   $   0.83   $   0.83   $   0.88   $   0.88   $   1.56   $   1.56
At Dec. 31, 2002                      $   0.84   $   0.84   $   0.57   $   0.57   $   0.72   $   0.72   $   1.39   $   1.39
-----------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                           350         59        445        152        425         90      1,254        202
At Dec. 31, 2002                           511         68        208        159        435        145      1,810        298
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $    326   $     55   $    369   $    127   $    374   $     79   $  1,956   $    315
At Dec. 31, 2002                      $    429   $     58   $    119   $     91   $    314   $    105   $  2,510   $    415
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          1.36%      0.02%        --         --       0.57%      0.17%        --         --
For the year ended Dec. 31, 2002          2.46%      2.73%      0.18%      0.14%      1.23%      1.03%      0.69%      0.72%
-----------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          1.25%      1.15%      1.25%      1.15%      1.25%      1.15%      1.25%      1.15%
For the year ended Dec. 31, 2002          1.25%      1.15%      1.25%      1.15%      1.25%      1.15%      1.25%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (3.12%)    (3.12%)   (18.63%)   (18.63%)   (10.20%)   (10.20%)    (4.29%)    (4.29%)
For the year ended Dec. 31, 2002         (9.68%)    (9.68%)   (31.33%)   (31.33%)   (18.18%)   (18.18%)   (10.90%)   (10.90%)
-----------------------------------------------------------------------------------------------------------------------------

                                        PSMC1      PSMC2
                                      -------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $   1.21   $   1.21
At Dec. 31, 2001                      $   1.01   $   1.01
At Dec. 31, 2002                      $   0.71   $   0.71
---------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         2,844        261
At Dec. 31, 2002                         4,574        546
---------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $  2,884   $    265
At Dec. 31, 2002                      $  3,261   $    389
---------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          0.33%      0.31%
For the year ended Dec. 31, 2002          0.26%      0.24%
---------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          1.25%      1.15%
For the year ended Dec. 31, 2002          1.25%      1.15%
---------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        (16.53%)   (16.53%)
For the year ended Dec. 31, 2002        (29.70%)   (29.70%)
---------------------------------------------------------


                                        PVAS1      PVAS2      PMSS1      PMSS2      PINT1      PINT2      PGIS1      PGIS2
                                      ---------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $   1.29   $   1.29   $   1.16   $   1.16   $   1.09   $   1.09   $   1.04   $   1.04
At Dec. 31, 2001                      $   1.45   $   1.45   $   1.22   $   1.22   $   0.90   $   0.90   $   0.86   $   0.86
At Dec. 31, 2002                      $   1.30   $     --   $   1.06   $   1.07   $   0.73   $   0.73   $   0.67   $   0.67
-----------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                             2         --        252         63        145         29      1,377          9
At Dec. 31, 2002                            47         --      2,393        285        296         89      1,578          2
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $      3         --   $    307   $     77   $    131   $     26   $  1,184   $      7
At Dec. 31, 2002                      $     61         --   $  2,547   $    304   $    215   $     65   $  1,059   $      1
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          0.58%      0.41%      1.02%      1.11%      1.86%      3.47%      0.35%      0.63%
For the year ended Dec. 31, 2002          0.27%      0.38%      0.87%      0.93%      1.63%      1.67%      0.57%      0.71%
-----------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          1.25%      1.15%      1.25%      1.15%      1.25%      1.15%      1.25%      1.15%
For the year ended Dec. 31, 2002          1.25%      1.15%      1.25%      1.15%      1.25%      1.15%      1.25%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         12.40%     12.40%      5.17%      5.17%    (17.43%)   (17.43%)   (17.31%)   (17.31%)
For the year ended Dec. 31, 2002        (10.34%)       --     (13.11%)   (12.30%)   (18.89%)   (18.89%)   (22.09%)   (22.09%)
-----------------------------------------------------------------------------------------------------------------------------

                                        PNDS1      PNDS2
                                      -------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $   1.38   $   1.38
At Dec. 31, 2001                      $   1.30   $   1.30
At Dec. 31, 2002                      $   0.88   $   0.88
---------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            18         14
At Dec. 31, 2002                            32         27
---------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $     24   $     18
At Dec. 31, 2002                      $     28   $     23
---------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001            --         --
For the year ended Dec. 31, 2002            --         --
---------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          1.25%      1.15%
For the year ended Dec. 31, 2002          1.25%      1.15%
---------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (5.80%)    (5.80%)
For the year ended Dec. 31, 2002        (32.31%)   (32.31%)
---------------------------------------------------------


    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

                                        PTRS1      PTRS2      PUTS1      PUTS2      PGIN1      PGIN2      PINC1      PINC2
                                      ---------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $   1.14   $   1.15   $   1.20   $   1.21   $   1.03   $   1.03   $   1.06   $   1.06
At Dec. 31, 2001                      $   1.13   $   1.14   $   0.90   $   0.90   $   0.95   $   0.96   $   1.12   $   1.12
At Dec. 31, 2002                      $   1.06   $   1.06   $   0.69   $   0.69   $   0.76   $   0.77   $   1.19   $   1.20
-----------------------------------------------------------------------------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                            77         36      1,999         37        963        320         28         16
At Dec. 31, 2002                            74         45      1,631         36      1,583        405         79         29
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $     87   $     41   $  1,801   $     33   $    918   $    306   $     31   $     17
At Dec. 31, 2002                      $     79   $     48   $  1,121   $     25   $  1,208   $    310   $     95   $     34
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          2.14%      0.65%      3.25%      2.57%      0.70%      0.70%      4.18%      6.57%
For the year ended Dec. 31, 2002          1.59%      1.53%      2.74%      2.56%      1.37%      1.47%      2.54%      3.82%
-----------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          1.25%      1.15%      1.25%      1.15%      1.25%      1.15%      1.25%      1.15%
For the year ended Dec. 31, 2002          1.25%      1.15%      1.25%      1.15%      1.25%      1.15%      1.25%      1.15%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001         (0.88%)    (0.87%)   (25.00%)   (25.62%)    (7.77%)    (6.80%)     5.66%      5.66%
For the year ended Dec. 31, 2002         (6.19%)    (7.02%)   (23.33%)   (23.33%)   (20.00%)   (19.79%)     6.25%      7.14%
-----------------------------------------------------------------------------------------------------------------------------

                                        PIGR1      PIGR2
                                      -------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                      $   1.15   $   1.15
At Dec. 31, 2001                      $   0.90   $   0.90
At Dec. 31, 2002                      $   0.73   $   0.73
---------------------------------------------------------
UNITS (000s)
At Dec. 31, 2001                         4,731        173
At Dec. 31, 2002                         4,994        219
---------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                      $  4,269   $    156
At Dec. 31, 2002                      $  3,662   $    161
---------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001          0.25%      0.14%
For the year ended Dec. 31, 2002          0.83%      0.82%
---------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001          1.25%      1.15%
For the year ended Dec. 31, 2002          1.25%      1.15%
---------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001        (21.74%)   (21.74%)
For the year ended Dec. 31, 2002        (18.89%)   (18.89%)
---------------------------------------------------------

                                                 PVIS1       PVIS2
                                               ---------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                               $    1.23   $    1.23
At Dec. 31, 2001                               $    0.81   $    0.81
At Dec. 31, 2002                               $    0.55   $    0.56
--------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                   4,035         104
At Dec. 31, 2002                                   3,317         187
--------------------------------------------------------------------
NET ASSETS (000s)
At Dec. 31, 2001                               $   3,272   $      84
At Dec. 31, 2002                               $   1,843   $     104
--------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                      --          --
For the year ended Dec. 31, 2002                      --          --
--------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                    1.25%       1.15%
For the year ended Dec. 31, 2002                    1.25%       1.15%
--------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                 (34.15%)     (34.15%)
For the year ended Dec. 31, 2002                 (32.10%)     (30.86%)
--------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated.

    AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT -- AMERICAN EXPRESS PINNACLE
                              VARIABLE ANNUITY(SM)

                                                              444179-20 G (5/03)

PART C.

Item 24.      Financial Statements and Exhibits


 (a) Financial Statements included in Part A of this Registration Statement:

     American Enterprise Life Insurance Company

     Report of Independent Auditors dated Jan. 27, 2003.
     Consolidated Balance Sheets as of Dec. 31, 2002 and 2001.
     Consolidated Statements of Income for the years ended Dec. 31, 2002, 2001, and 2000.
     Consolidated Statements of Stockholder's Equity for the three years ended Dec. 31, 2002.
     Consolidated Statements of Cash Flows for the years ended Dec. 31, 2002, 2001, and 2000.
     Notes to Consolidated Financial Statements.

     Financial Statements included in Part B of this Registration Statement:

     American Enterprise Variable Annuity Account - American Express(R) Galaxy Premier Variable Annuity

     Report of Independent Auditors dated March 21, 2003.
     Statements of Assets and Liabilities as of Dec. 31, 2002.
     Statements of Operations for the year ended Dec. 31, 2002.
     Statements of Changes in Net Assets for the years ended Dec. 31, 2002 and 2001
     Notes to Financial Statements.

     American Enterprise Variable Annuity Account - American Express Pinnacle Variable Annuity(SM)

     Report of Independent Auditors dated March 21, 2003.
     Statements of Assets and Liabilities as of Dec. 31, 2002.
     Statements of Operations for the year ended Dec. 31, 2002.
     Statements of Changes in Net Assets for the years ended Dec. 31, 2002 and 2001
     Notes to Financial Statements.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 10 subaccounts dated Aug. 21, 1997, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 33-54471, filed on or about Aug. 27, 1997, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated June 17, 1998, filed electronically as Exhibit 1.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 12 to Registration Statement No. 33-54471, filed on or about Aug. 24, 1998, is incorporated by reference.

1.4 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 16 subaccounts dated Jan. 20, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about Feb. 16, 1999, is incorporated by reference.

1.5 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 37 subaccounts dated June 29, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865, filed on or about July 8, 1999, is incorporated by reference.

1.6 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 236 additional subaccounts within the separate account, dated Sept. 8, 1999 filed electronically as Exhibit
         1.2 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated herein by reference.

1.7 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 67 subaccounts dated Nov. 22, 1999, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration
         Statement  No.   333-85567   filed  on  or  about  Dec.  30,  1999  is
         incorporated by reference.

1.8 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 15 subaccounts dated Feb. 2, 2000, filed electronically as Exhibit 1.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about Feb. 11, 2000, is incorporated by reference.

1.9 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 141 additional subaccounts within the separate account, dated April 25, 2000 filed electronically as Exhibit
         1.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 1 to Registration Statement No. 333-92297, filed on or about April 28, 2000, is incorporated by reference.

1.10 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 1 subaccount dated April 25, 2000, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 27, 2001, is incorporated by reference.

1.11 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 21 subaccounts dated April 13, 2001, filed electronically as Exhibit 1.4 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 7 to Registration Statement No. 333-85567, filed on or about April 30, 2001, is incorporated by reference.

1.12 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 12 subaccounts dated Sept. 29, 2000, filed electronically as Exhibit 1.12 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.13 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 85 subaccounts dated Feb. 5, 2002, filed electronically as Exhibit 1.13 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-73958, filed on or about Feb. 20, 2002, is incorporated by reference.

1.14 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 109 additional subaccounts within the separate account dated April 17, 2002, filed electronically as Exhibit
         1.14 to American Enterprise Variable Annuity Account's  Post-Effective
         Amendment  No.  11  to  Registration   Statement  No.  333-85567 filed
         on or about April 25, 2002, is incorporated by reference.

1.15 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 229 subaccounts dated July 1, 2002, filed electronically as Exhibit 1.15 to the American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-92297, is incorporated by reference.

1.16 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 339 subaccounts dated December 16, 2002, filed electronically as Exhibit 1.16 to Post-Effective Amendment No. 3 to Registration Statement No. 811-7195, filed on or about December 20, 2002, is incorporated by reference.

1.17 Resolution of the Board of Directors of American Enterprise Life Insurance Company establishing 6 subaccounts dated April 1, 2003 filed electronically as Exhibit 1.17 to Registrant's Post-Effective Amendment No. 12 to Registration Statement No. 333-85567 on or about April 24, 2003 is incorporated by reference.

2.       Not applicable.

3.1 Form of Selling Agreement for American Enterprise Life Insurance Company Variable Annuities filed electronically as Exhibit 3 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

3.2      Form of Master General Agent Agreement for American  Enterprise  Life
         Insurance Company Variable Annuities (form 9802 B), filed electronically as Exhibit 3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-74865 filed on or about Aug. 4, 1999, is incorporated by reference.

4.1      Form of Deferred Annuity Contract (form 44170) filed  electronically as
         Exhibit 4.1 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

4.2      Form of Roth IRA  Endorsement  (form  43094)  filed  electronically  as
         Exhibit 4.2 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 33-74865, filed on or about August 4, 1999, is incorporated by reference.

4.3      Form of  SEP-IRA  Endorsement  (form  43412)  filed  electronically  as
         Exhibit 4.3 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777, is incorporated by reference.

4.4 Form of Benefit Protector(SM) Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 271155), filed electronically as Exhibit
         4.15 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.5 Form of Benefit Protector(SM) Plus Death Benefit Rider for the Wells Fargo Advantage(SM) Variable Annuity and the Wells Fargo Advantage(SM) Builder Variable Annuity (form 271156), filed electronically as Exhibit
         4.16 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 6 to Registration Statement No. 333-85567, filed on or about March 1, 2001, is incorporated by reference.

4.6 Form of TSA Endorsement for the Wells Fargo Advantage(SM) Variable Annuity, the Wells Fargo Advantage(SM) Builder Variable Annuity and the American Express FlexChoice(SM) Variable Annuity (form 43413), filed electronically as Exhibit 4.4 to American Enterprise Variable Annuity Account's Pre-Effective Amendment No. 1 to Registration Statement No. 333-72777 on form N-4, filed on or about July 8, 1999, is incorporated by reference.

4.7 Form of Traditional IRA or SEP-IRA Endorsement (form 272108) filed electronically as Exhibit 4.11 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.8      Form of Roth IRA  Endorsement  (form 272109) filed  electronically  as
         Exhibit 4.12 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

4.9 Form of Variable Annuity Unisex Endorsement (form 272110) filed electronically as Exhibit 4.13 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, is incorporated by reference.

5. Form of Variable Annuity Application (form 44171) filed electronically as Exhibit 5 to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-82149, filed on or about Sept. 21, 1999, is incorporated by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
         6.1 to American Enterprise Variable Annuity Account's Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

6.2      Amended By-Laws of American  Enterprise Life, filed  electronically  as
         Exhibit 6.3 to Post-Effective Amendment No. 10 to Registration Statement No. 333-92297, filed on or about January 30, 2003, are incorporated by reference.

7.       Not applicable.

8.1 (a) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit
         1.A.(8)(a)   to  American   Enterprise   Variable   Life   Account's
         Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.1 (b) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated Sept. 1, 1999, filed electronically as Exhibit
         1.A.(8)(b)   to  American   Enterprise   Variable   Life  Account's
         Pre-Effective Amendment No. 1 to Registration Statement No. 333-84121, filed on or about Nov. 16, 1999, is incorporated by reference.

8.1 (c) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and American Enterprise Life Insurance Company, dated July 15, 2002, filed electronically as
         Exhibit 8.3 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 8 to Registration Statement No. 333-92297, filed on or about October 21, 2002, is incorporated by reference.

8.2 Copy of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Enterprise Life Insurance Company, on Behalf of itself and its separate accounts, and American Express Financial Advisors Inc., dated Oct. 30, 1997, filed electronically as Exhibit 8.5 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 10 to Registration Statement No. 33-54471 is incorporated by reference.

8.3 (a) Copy of Participation Agreement between Janus Aspen Series and American Enterprise Life Insurance Company, dated March 1, 2000, filed electronically as Exhibit 8.8 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 3 to Registration Statement No. 333-74865, filed on or about April 26, 2001, is incorporated by reference.

8.3 (b) Copy of Participation Agreement among Janus Aspen Series and American Enterprise Life Insurance Company, dated October 8, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 9 to Registration Statement No. 33-54471, is incorporated herein by reference.

8.4 Copy of Participation Agreement among MFS Variable Insurance Trust, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated Sept. 1, 1999, filed electronically as Exhibit
         1.A.(8)(m)   to  American   Enterprise   Variable   Life   Account's
         Post-Effective Amendment No. 2 to Registration Statement No. 333-84121, filed on or about April 25, 2001, is incorporated by reference.

8.5 Copy of Participation Agreement among Putnam Capital Manager Trust, Putnam Mutual Funds Corp. and American Enterprise Life Insurance Company, dated Jan. 16, 1995, filed electronically as Exhibit 8.2 to American Enterprise Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 33-54471 is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered, filed electronically herewith.

10. (a) Consent of Independent Auditors for the American Express(R) Galaxy Premier Variable Annuity, filed electronically herewith.

10. (b) Consent of Independent Auditors for the American Express Pinnacle Variable Annuity(SM), filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated by reference.

14.1 Power of Attorney to sign Amendments to this Registration Statement, dated April 25, 2001, filed as Exhibit 15.1 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-82149, and filed electronically on or about April 25, 2002, is incorporated by reference.

14.2 Power of Attorney to sign Amendments to this Registration Statement, dated April 9, 2002, filed as Exhibit 15.2 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-82149 and filed electronically on or about April 25, 2002, is incorporated by reference.

14.3 Power of Attorney to sign Amendments to this Registration Statement, dated April 16, 2003 is filed as Exhibit 14.3 herewith.

14.4 Power of Attorney to sign Amendments to this Registration Statement, dated April 21, 2003 is filed as Exhibit 14.4 herewith.

Item 25.


Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)

Name                                  Principal Business Address*       Positions and Offices with Depositor
------------------------------------- --------------------------------- --------------------------------------

Gumer C. Alvero                                                         Director, Chairman of the Board and
                                                                        Executive Vice President - Annuities

Walter S. Berman                                                        Interim Treasurer


Douglas K. Dunning                                                      Director


Lorraine R. Hart                                                        Vice President, Investments


Carol A. Holton                                                         Director, President and Chief
                                                                        Executive Officer

Paul S. Mannweiler                    201 North Illinois St.            Director
                                      Indianapolis, IN  46204

Eric L. Marhoun                                                         Vice President, Group Counsel and
                                                                        Assistant Secretary

Jeryl A. Millner                                                        Vice President and Controller


Mary Ellyn Minenko                                                      Vice President, Group Counsel and
                                                                        Assistant Secretary

James M. Odland                                                         Vice President, General Counsel and
                                                                        Secretary

Teresa J. Rasmussen                                                     Director


John T. Sweeney                                                         Vice President - Finance


* Unless otherwise noted, the principal business address is: 829 AXP Financial Center, Minneapolis, MN 55474.


Item 26.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant (Continued)


The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income, LLC                                                       Minnesota
     Advisory Capital Partners LLC                                                      Minnesota
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage                                                      Minnesota
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Minnesota
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Personal Trust Services, FSB                                      Federal
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency - WI                           Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Arkansas                                                   Arkansas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Life Insurance Company Investors Syndicate Development Corporation             Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware

Item 27.        Number of Contract owners

                As of March 31, 2003, there were 26,601 non-qualified and qualified contracts in the American Enterprise Variable Annuity Account.

Item 28.        Indemnification

The amended By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

There are agreements in place under which the underwriter and affiliated persons of the depositor or registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the contracts; provided however, that no such indemnity will be made to the underwriter or affiliated persons of the depositor or registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.        Principal Underwriters
                Item 29(a) and 29(b)


Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California Tax-Exempt Trust; AXP Dimensions Series, Inc.; AXP Discovery Series, Inc.; AXP Equity Series, Inc.; AXP Fixed Income Series, Inc.; AXP Global Series, Inc.; AXP Government Income Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP High Yield Tax-Exempt Series, Inc.; AXP Income Series, Inc.; AXP International Series, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP Partners Series, Inc.; AXP Partners International Series, Inc.; AXP Progressive Series, Inc.; AXP Sector Series, Inc.; AXP Selected Series, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Series, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; American Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:


         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President - Finance

         Walter S. Berman                               Director, Senior Vice President -
                                                        and Chief Financial Officer

         Robert C. Bloomy                               Vice President - Technologies

         Leslie H. Bodell                               Vice President - Technologies

         Paul V. Bruce                                  Vice President - Compliance

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         Suite 200, 3500 Market                         New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President -
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                               Group Vice President -
         Two Datran Center                              Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning

         Gordon M. Fines                                Vice President - Mutual
                                                        Fund Equity Investments

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Services

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Brenda H. Fraser                               Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -
                                                        Investment
                                                        Administration

         Gary W. Gassmann                               Group Vice President -
                                                        Detroit Metro

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President -
                                                        Insurance Investments

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Henry Heitman                                  Vice President - Brokerage
                                                        Development

         Jon E. Hjelm                                   Group Vice President -
         319 Southbridge Street                         Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                           Group Vice President -
         30 Burton Hills Blvd.                          Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Claire L. Huang                                Senior Vice President - Retail
                                                        Marketing

         Debra A. Hutchinson                            Vice President -
                                                        Relationship Leader

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -

         James M. Jensen                                Vice President -
                                                        Advice and
                                                        Retail Distribution
                                                        Group, Product,
                                                        Compensation and Field
                                                        Administration

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy E. Jones                                 Vice President - Business
                                                        Development

         William A. Jones                               Vice President - Technologies

         John C. Junek                                  Senior Vice President,
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Service
                                                        Quality

         Mitre Kutanovski                               Group Vice President -
         Suite 680                                      Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                                 Vice President -
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - New
                                                        Business Development and
                                                        Marketing

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Judd K. Lohmann                                Treasurer

         Diane D. Lyngstad                              Vice President - Lead Financial
                                                        Officer, U.S. Retail Group

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President and
                                                        Director of Fixed Income
                                                        Research

         Penny Mazal                                    Vice President - Business
                                                        Transformation

         Mark T. McGannon                               Vice President and General
                                                        Sales Manager - AEFA Products

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Wrap and Trust
                                                        Products

         Timothy S. Meehan                              Secretary

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Jeryl A. Millner                               Vice President - LFO, Insurance,
                                                        Annuities and Certificates

         Barry J. Murphy                                Executive Vice President -
                                                        U.S. Retail Group

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
                                                        Southern New England

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kris Petersen                                  Vice President - SPS and
                                                        External Products

         John G. Poole                                  Group Vice President -
         Westview Place, #200                           Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141


         Larry M. Post                                  Group Vice President -
         One Tower Bridge                               New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                               Vice President and
                                                        Assistant General Counsel

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Daniel J. Rivera                               Vice President - Senior
                                                        Portfolio Manager

         ReBecca K. Roloff                              Senior Vice President -
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -
                                                        Institutional

         Maximillian G. Roth                            Group Vice President -
         Suite 201 S. IDS Ctr                           Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304


         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development
                                                        and Migration

         Peter B. Schofield                             Vice President - Auditing

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing

         Albert L. Soule                                Group Vice President

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                                Vice President -
                                                        Marketing Offer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller

         Lois A. Stilwell                               Group Vice President -
         Suite 433                                      Greater Minnesota
         9900 East Bren Rd.                             Area/Iowa
         Minnetonka, MN  55343

         Caroline Stockdale-Boon                        Senior Vice President - Relationship
                                                        Leader of Human Resources

         Jeffrey J. Stremcha                            Vice President -
                                                        Information Resource
                                                        Management/ISD

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         Suite 425                                      Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         William F. Truscott                            Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Marketing

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne Wilson                                  Vice President - Insurance
                                                        Operations

         Michael D. Wolf                                Vice President - Senior
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                              Vice President -
                                                        Brokerage Marketing

         Rande L. Zellers                               Group Vice President -
         1 Galleria Blvd., Suite 1900                   Delta States
         Metairie, LA  70001

* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 29(c).

                          Net Underwriting
Name of Principal           Discounts and       Compensation on         Brokerage
Underwriter                  Commissions          Redemption           Commissions           Compensation

American Express            $39,093,853             None                  None                  None
Financial Advisors
Inc.


Item 30.          Location of Accounts and Records

                  American Enterprise Life Insurance Company
                  829 AXP Financial Center
                  Minneapolis, MN  55474

Item 31.          Management Services

                  Not applicable.

Item 32.          Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

         (e) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. Avail. Nov. 28, 1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1) -
                  (4) of that no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 25th day of April, 2003.

                           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                           --------------------------------------------
                                                     (Registrant)

                           By American Enterprise Life Insurance Company
                             -------------------------------------------
                                                     (Sponsor)

                           By /s/  Carol A. Holton*
                             ------------------------------------------
                                   Carol A. Holton
                                   President and Chief Executive
                                   Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 2003.

Signature                                 Title

/s/  Gumer C. Alvero*                     Chairman of the Board of Directors
---------------------
     Gumer C. Alvero

/s/  Douglas K. Dunning**                 Director
-------------------------
     Douglas K. Dunning

/s/  Carol A. Holton*                     Director, President and Chief
----------------------                    Executive Officer
     Carol A. Holton                      (Chief Executive Officer)

/s/  Paul S. Mannweiler*                  Director
------------------------
     Paul S. Mannweiler

/s/  Jeryl A. Millner***                  Vice President and Controller
------------------------                  (Principal Accounting Officer)
     Jeryl A. Millner

/s/  Teresa J. Rasmussen*                 Director
-------------------------
     Teresa J. Rasmussen

/s/  John T. Sweeney****                  Vice President - Finance
------------------------                  (Principal Financial Officer)
     John T. Sweeney


*    Signed  pursuant  to Power of  Attorney,  dated  April 25,  2001,  filed as
     Exhibit 15.1 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-82149.

**   Signed pursuant to Power of Attorney, dated April 9, 2002, filed as Exhibit
     15.2 to Registrant's Post-Effective Amendment No. 7 to Registration Statement No. 333-82149.

*** Signed pursuant to Power of Attorney, dated April 16, 2003, filed electronically herewith as Exhibit 14.3.

**** Signed pursuant to Power of Attorney, dated April 21, 2003, filed electronically herewith as Exhibit 14.4.


By:   /s/ James M. Odland
      -------------------
          James M. Odland

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 8 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus for American Express(R) Galaxy Premier Variable Annuity The prospectus for American Express Pinnacle Variable Annuity(SM)

Part B.

         The Statement of Additional Information for American Express(R) Galaxy Premier Variable Annuity
         The Statement of Additional Information for American Express Pinnacle Variable Annuity(SM)

         Financial Statements

Part C.

         Other Information.

         The signatures.

Exhibits